UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders
Fidelity® Mid Cap Index Fund Institutional Class and Institutional Premium Class Fidelity® Small Cap Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2018

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Ross Stores, Inc.	0.5
Fidelity National Information Services, Inc.	0.5
Fiserv, Inc.	0.5
ServiceNow, Inc.	0.4
Edwards Lifesciences Corp.	0.4
Analog Devices, Inc.	0.4
Red Hat, Inc.	0.4
Sempra Energy	0.4
Dollar General Corp.	0.4
The Williams Companies, Inc.	0.4
4.3

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	17.7
Industrials	13.6
Financials	13.3
Consumer Discretionary	12.1
Health Care	9.9
Real Estate	8.8
Utilities	6.6
Materials	5.1
Energy	4.7
Consumer Staples	4.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments – 4.7%

Fidelity® Mid Cap Index Fund

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	900,910	$18,594,782
Zayo Group Holdings, Inc. (a)	187,039	5,588,725
		24,183,507
Entertainment - 0.9%
Cinemark Holdings, Inc.	100,416	4,174,293
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	185,514	6,136,803
Liberty Media Class A (a)(b)	24,213	767,310
Liberty SiriusXM Series A (a)	79,284	3,269,672
Liberty SiriusXM Series C (a)	158,188	6,528,419
Lions Gate Entertainment Corp.:
Class A	47,325	906,747
Class B	90,859	1,616,382
Live Nation Entertainment, Inc. (a)	130,230	6,811,029
Take-Two Interactive Software, Inc. (a)	106,407	13,712,670
The Madison Square Garden Co. (a)	17,392	4,810,975
Viacom, Inc.:
Class A	10,944	387,089
Class B (non-vtg.)	331,514	10,601,818
Zynga, Inc. (a)	719,636	2,619,475
		62,342,682
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	70,145	13,789,806
Match Group, Inc. (a)(b)	48,412	2,503,869
TripAdvisor, Inc.(a)(b)	98,293	5,124,997
Twitter, Inc. (a)	666,649	23,166,053
Zillow Group, Inc.:
Class A (a)(b)	53,000	2,139,610
Class C (a)(b)	114,409	4,606,106
		51,330,441
Media - 1.6%
AMC Networks, Inc. Class A (a)(b)	41,164	2,411,387
Cable One, Inc.	4,007	3,589,230
CBS Corp. Class B	310,690	17,818,072
Discovery Communications, Inc.:
Class A (a)(b)	145,170	4,702,056
Class C (non-vtg.) (a)	324,753	9,518,510
DISH Network Corp. Class A (a)	209,707	6,446,393
GCI Liberty, Inc. (a)	95,580	4,523,801
Interpublic Group of Companies, Inc.	362,389	8,392,929
John Wiley & Sons, Inc. Class A	41,476	2,249,658
Liberty Broadband Corp.:
Class A (a)	23,955	1,983,234
Class C (a)	98,456	8,164,956
News Corp.:
Class A	351,560	4,637,076
Class B	120,136	1,602,614
Omnicom Group, Inc.	209,828	15,594,417
Sirius XM Holdings, Inc. (b)	1,214,655	7,312,223
Tribune Media Co. Class A	82,249	3,126,284
		102,072,840
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	616,242	3,771,401
Telephone & Data Systems, Inc.	91,958	2,835,065
U.S. Cellular Corp. (a)	11,985	572,523
		7,178,989

TOTAL COMMUNICATION SERVICES		247,108,459

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Adient PLC (b)	87,630	2,665,705
Aptiv PLC	249,520	19,163,136
BorgWarner, Inc.	198,234	7,812,402
Gentex Corp.	255,061	5,369,034
Lear Corp.	61,514	8,175,211
The Goodyear Tire & Rubber Co.	221,863	4,672,435
Visteon Corp. (a)	27,900	2,205,216
		50,063,139
Automobiles - 0.1%
Harley-Davidson, Inc.	157,741	6,028,861
Thor Industries, Inc.	47,075	3,278,303
		9,307,164
Distributors - 0.4%
Genuine Parts Co.	134,934	13,212,737
LKQ Corp. (a)	298,069	8,128,342
Pool Corp.	36,908	5,379,341
		26,720,420
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	53,728	6,173,884
Frontdoor, Inc. (a)	64,310	2,189,756
Graham Holdings Co.	3,994	2,320,714
Grand Canyon Education, Inc. (a)	44,318	5,526,455
H&R Block, Inc.	194,283	5,156,271
Service Corp. International	163,233	6,769,273
ServiceMaster Global Holdings, Inc. (a)	127,493	5,466,900
		33,603,253
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	230,678	8,285,954
Caesars Entertainment Corp. (a)(b)	557,672	4,790,402
Chipotle Mexican Grill, Inc. (a)	23,005	10,589,892
Choice Hotels International, Inc.	32,472	2,383,445
Darden Restaurants, Inc.	116,756	12,440,352
Domino's Pizza, Inc.	39,692	10,668,813
Dunkin' Brands Group, Inc. (b)	77,834	5,647,635
Extended Stay America, Inc. unit	177,236	2,885,402
Hilton Grand Vacations, Inc. (a)	90,637	2,435,416
Hilton Worldwide Holdings, Inc.	263,117	18,726,037
Hyatt Hotels Corp. Class A	40,144	2,777,965
International Game Technology PLC (b)	91,751	1,701,981
MGM Mirage, Inc.	473,114	12,622,682
Norwegian Cruise Line Holdings Ltd. (a)	190,107	8,378,015
Royal Caribbean Cruises Ltd.	156,908	16,432,975
Six Flags Entertainment Corp. (b)	66,806	3,598,171
U.S. Foods Holding Corp. (a)	202,818	5,916,201
Vail Resorts, Inc.	37,826	9,506,430
Wendy's Co.	176,418	3,041,446
Wyndham Destinations, Inc.	91,411	3,279,827
Wyndham Hotels & Resorts, Inc.	91,849	4,527,237
Wynn Resorts Ltd.	97,129	9,771,177
Yum China Holdings, Inc.	349,726	12,618,114
		173,025,569
Household Durables - 1.1%
D.R. Horton, Inc.	325,519	11,705,663
Garmin Ltd.	106,864	7,070,122
Leggett & Platt, Inc.	122,557	4,450,045
Lennar Corp.:
Class A	269,853	11,598,282
Class B	15,934	569,959
Mohawk Industries, Inc. (a)	58,461	7,291,841
Newell Brands, Inc.	415,133	6,592,312
NVR, Inc. (a)	2,974	6,658,875
PulteGroup, Inc.	243,828	5,990,854
Tempur Sealy International, Inc. (a)(b)	43,459	2,008,240
Toll Brothers, Inc.	132,391	4,456,281
Whirlpool Corp.	59,692	6,551,794
		74,944,268
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	113,599	14,248,723
GrubHub, Inc. (a)	85,012	7,884,013
Liberty Interactive Corp. QVC Group Series A (a)	401,834	8,816,238
Wayfair LLC Class A (a)(b)	54,006	5,956,322
		36,905,296
Leisure Products - 0.4%
Brunswick Corp.	81,130	4,217,949
Hasbro, Inc.	109,485	10,040,869
Mattel, Inc. (a)(b)	324,645	4,408,679
Polaris Industries, Inc.	55,659	4,952,538
		23,620,035
Multiline Retail - 1.1%
Dollar General Corp.	253,414	28,225,251
Dollar Tree, Inc. (a)	221,227	18,649,436
Kohl's Corp.	157,509	11,928,157
Macy's, Inc.	289,138	9,914,542
Nordstrom, Inc.	111,085	7,306,060
		76,023,446
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	66,827	10,676,282
AutoNation, Inc. (a)	51,530	2,085,934
AutoZone, Inc. (a)	24,834	18,214,994
Best Buy Co., Inc.	227,962	15,993,814
Burlington Stores, Inc. (a)	62,866	10,780,890
CarMax, Inc. (a)	167,582	11,380,494
Dick's Sporting Goods, Inc. (b)	70,755	2,502,604
Floor & Decor Holdings, Inc. Class A (a)(b)	44,734	1,144,296
Foot Locker, Inc.	109,784	5,175,218
Gap, Inc.	206,559	5,639,061
L Brands, Inc.	219,459	7,114,861
Michaels Companies, Inc. (a)(b)	103,314	1,637,527
O'Reilly Automotive, Inc. (a)	74,452	23,880,479
Penske Automotive Group, Inc.	33,913	1,505,059
Ross Stores, Inc.	349,083	34,559,222
Tiffany & Co., Inc.	116,599	12,977,469
Tractor Supply Co.	115,035	10,570,566
Ulta Beauty, Inc. (a)	53,949	14,810,079
Urban Outfitters, Inc. (a)	69,566	2,745,074
Williams-Sonoma, Inc. (b)	77,788	4,619,051
		198,012,974
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	42,898	4,117,350
Columbia Sportswear Co.	28,762	2,596,633
Hanesbrands, Inc. (b)	340,439	5,841,933
lululemon athletica, Inc. (a)	92,552	13,024,843
Michael Kors Holdings Ltd. (a)	132,334	7,332,627
PVH Corp.	72,323	8,735,895
Ralph Lauren Corp.	51,521	6,677,637
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	124,568	3,558,908
Tapestry, Inc.	271,602	11,491,481
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	173,338	3,832,503
Class C (non-vtg.) (a)(b)	181,278	3,594,743
VF Corp.	304,796	25,261,492
		96,066,045

TOTAL CONSUMER DISCRETIONARY		798,291,609

CONSUMER STAPLES - 4.3%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	47,484	2,201,833
Class B (non-vtg.)	267,041	12,374,680
Keurig Dr. Pepper, Inc.	168,522	4,381,572
Molson Coors Brewing Co. Class B	163,599	10,470,336
		29,428,421
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	34,343	4,330,996
Kroger Co.	747,668	22,250,600
Sprouts Farmers Market LLC (a)	117,254	3,152,960
Welbilt, Inc. (a)	124,097	2,323,096
		32,057,652
Food Products - 2.6%
Archer Daniels Midland Co.	526,784	24,890,544
Bunge Ltd.	133,000	8,219,400
Campbell Soup Co. (b)	167,764	6,276,051
Conagra Brands, Inc.	440,775	15,691,590
Flowers Foods, Inc.	168,401	3,251,823
Hormel Foods Corp. (b)	256,199	11,180,524
Ingredion, Inc.	66,424	6,720,780
Kellogg Co.	233,722	15,304,117
Lamb Weston Holdings, Inc.	137,945	10,781,781
McCormick & Co., Inc. (non-vtg.)	114,398	16,473,312
Pilgrim's Pride Corp. (a)(b)	48,748	860,890
Post Holdings, Inc. (a)	61,603	5,446,937
Seaboard Corp.	247	954,655
The Hain Celestial Group, Inc. (a)	91,177	2,268,484
The Hershey Co.	132,114	14,156,015
The J.M. Smucker Co.	103,720	11,234,950
TreeHouse Foods, Inc. (a)	51,800	2,360,008
Tyson Foods, Inc. Class A	273,988	16,417,361
		172,489,222
Household Products - 0.6%
Church & Dwight Co., Inc.	230,336	13,675,048
Clorox Co.	120,961	17,956,660
Energizer Holdings, Inc.	55,287	3,249,217
Spectrum Brands Holdings, Inc. (b)	37,972	2,466,281
		37,347,206
Personal Products - 0.2%
Coty, Inc. Class A	439,977	4,641,757
Herbalife Nutrition Ltd. (a)	101,907	5,427,567
Nu Skin Enterprises, Inc. Class A	51,969	3,649,263
		13,718,587

TOTAL CONSUMER STAPLES		285,041,088

ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	99,793	6,216,106
Nabors Industries Ltd.	329,883	1,639,519
National Oilwell Varco, Inc.	359,989	13,247,595
Patterson-UTI Energy, Inc.	205,504	3,419,587
RPC, Inc.	52,123	775,590
Transocean Ltd. (United States) (a)(b)	406,375	4,474,189
Weatherford International PLC (a)(b)	941,405	1,270,897
		31,043,483
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)(b)	226,821	3,604,186
Apache Corp.	360,122	13,623,415
Cabot Oil & Gas Corp.	410,715	9,951,624
Centennial Resource Development, Inc. Class A (a)(b)	171,507	3,286,074
Cheniere Energy, Inc. (a)	217,429	13,134,886
Chesapeake Energy Corp. (a)(b)	841,469	2,953,556
Cimarex Energy Co.	88,745	7,052,565
CNX Resources Corp. (a)	197,081	3,084,318
Concho Resources, Inc. (a)	183,303	25,495,614
Continental Resources, Inc. (a)(b)	82,127	4,326,450
Devon Energy Corp.	478,723	15,510,625
Diamondback Energy, Inc. (b)	92,660	10,411,278
Energen Corp. (a)	82,725	5,953,718
EQT Corp.	249,662	8,481,018
Extraction Oil & Gas, Inc. (a)(b)	102,281	817,225
Hess Corp.	249,577	14,325,720
HollyFrontier Corp.	152,969	10,316,229
Kosmos Energy Ltd. (a)(b)	226,465	1,469,758
Marathon Oil Corp.	801,773	15,225,669
Murphy Oil Corp.	155,559	4,956,110
Newfield Exploration Co. (a)	187,235	3,782,147
Noble Energy, Inc.	452,256	11,238,562
ONEOK, Inc.	387,013	25,388,053
Parsley Energy, Inc. Class A (a)	250,287	5,861,722
PBF Energy, Inc. Class A	111,808	4,679,165
QEP Resources, Inc. (a)	222,119	1,979,080
Range Resources Corp.	197,680	3,133,228
SM Energy Co.	104,076	2,533,210
Targa Resources Corp.	209,335	10,816,339
The Williams Companies, Inc.	1,147,501	27,918,699
Whiting Petroleum Corp. (a)	83,848	3,127,530
WPX Energy, Inc. (a)	372,627	5,976,937
		280,414,710

TOTAL ENERGY		311,458,193

FINANCIALS - 13.3%
Banks - 4.5%
Associated Banc-Corp.	160,859	3,728,712
Bank of Hawaii Corp.	38,890	3,050,532
Bank of the Ozarks, Inc.	113,559	3,106,974
BankUnited, Inc.	97,315	3,221,127
BOK Financial Corp.	30,486	2,613,565
CIT Group, Inc.	106,158	5,029,766
Citizens Financial Group, Inc.	448,542	16,753,044
Comerica, Inc.	161,490	13,171,124
Commerce Bancshares, Inc.	89,544	5,694,998
Cullen/Frost Bankers, Inc.	53,978	5,285,526
East West Bancorp, Inc.	135,741	7,118,258
Fifth Third Bancorp	629,857	16,999,840
First Citizen Bancshares, Inc.	7,390	3,152,796
First Hawaiian, Inc.	100,333	2,486,252
First Horizon National Corp.	304,646	4,916,986
First Republic Bank	151,269	13,763,966
FNB Corp., Pennsylvania	310,041	3,667,785
Huntington Bancshares, Inc.	1,031,837	14,786,224
KeyCorp	995,372	18,075,956
M&T Bank Corp.	136,528	22,583,096
PacWest Bancorp	116,442	4,729,874
Peoples United Financial, Inc.	350,603	5,490,443
Pinnacle Financial Partners, Inc.	70,164	3,669,577
Popular, Inc.	95,114	4,946,879
Prosperity Bancshares, Inc.	63,537	4,131,811
Regions Financial Corp.	1,037,938	17,613,808
Signature Bank	51,178	5,624,462
Sterling Bancorp	209,397	3,764,958
SunTrust Banks, Inc.	438,435	27,472,337
SVB Financial Group (a)	49,790	11,811,682
Synovus Financial Corp.	109,426	4,110,041
TCF Financial Corp.	154,121	3,218,046
Texas Capital Bancshares, Inc. (a)	46,382	3,025,498
Umpqua Holdings Corp.	205,186	3,939,571
Webster Financial Corp.	86,515	5,090,543
Western Alliance Bancorp. (a)	92,875	4,480,290
Wintrust Financial Corp.	52,348	3,985,777
Zions Bancorporation	180,451	8,490,220
		294,802,344
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	50,202	5,705,959
Ameriprise Financial, Inc.	133,569	16,995,320
BGC Partners, Inc. Class A	257,075	2,722,424
Brighthouse Financial, Inc. (a)	114,017	4,518,494
Cboe Global Markets, Inc.	105,345	11,888,183
E*TRADE Financial Corp.	244,922	12,104,045
Eaton Vance Corp. (non-vtg.)	108,991	4,910,045
Evercore, Inc. Class A	37,577	3,069,665
FactSet Research Systems, Inc.	35,192	7,874,562
Franklin Resources, Inc.	292,051	8,907,556
Interactive Brokers Group, Inc.	69,347	3,426,435
Invesco Ltd.	382,592	8,306,072
Lazard Ltd. Class A	108,974	4,330,627
Legg Mason, Inc.	79,417	2,241,148
LPL Financial	82,643	5,090,809
MarketAxess Holdings, Inc.	34,423	7,217,470
Moody's Corp.	157,359	22,892,587
Morningstar, Inc.	16,983	2,119,478
MSCI, Inc.	82,070	12,341,687
Northern Trust Corp.	198,259	18,650,224
Raymond James Financial, Inc.	123,670	9,484,252
SEI Investments Co.	125,744	6,721,017
T. Rowe Price Group, Inc.	222,292	21,560,101
The NASDAQ OMX Group, Inc.	109,142	9,463,703
Virtu Financial, Inc. Class A (b)	37,656	893,200
		213,435,063
Consumer Finance - 1.0%
Ally Financial, Inc.	399,814	10,159,274
Credit Acceptance Corp. (a)(b)	10,653	4,521,346
Discover Financial Services	322,592	22,474,985
Navient Corp.	245,257	2,840,076
OneMain Holdings, Inc. (a)	72,149	2,057,689
Santander Consumer U.S.A. Holdings, Inc.	108,523	2,034,806
SLM Corp. (a)	407,305	4,130,073
Synchrony Financial	699,619	20,204,997
		68,423,246
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	130,037	2,638,451
Jefferies Financial Group, Inc.	283,892	6,095,161
Voya Financial, Inc.	151,708	6,638,742
		15,372,354
Insurance - 3.6%
Alleghany Corp.	13,515	8,118,190
American Financial Group, Inc.	67,763	6,778,333
American National Insurance Co.	7,059	869,951
Arch Capital Group Ltd. (a)	364,192	10,332,127
Arthur J. Gallagher & Co.	170,207	12,597,020
Aspen Insurance Holdings Ltd.	55,714	2,333,302
Assurant, Inc.	49,509	4,812,770
Assured Guaranty Ltd.	99,635	3,983,407
Athene Holding Ltd. (a)	149,349	6,828,236
Axis Capital Holdings Ltd.	76,815	4,285,509
Brown & Brown, Inc.	218,849	6,167,165
Cincinnati Financial Corp.	144,763	11,384,162
CNA Financial Corp.	26,055	1,130,005
Erie Indemnity Co. Class A	23,021	2,985,593
Everest Re Group Ltd.	38,265	8,336,413
First American Financial Corp.	102,472	4,542,584
FNF Group	249,783	8,355,241
Hanover Insurance Group, Inc.	40,030	4,458,541
Hartford Financial Services Group, Inc.	336,574	15,287,191
Lincoln National Corp.	205,799	12,387,042
Loews Corp.	262,437	12,219,067
Markel Corp. (a)	12,788	13,980,353
Mercury General Corp.	25,887	1,535,358
Old Republic International Corp.	267,239	5,892,620
Principal Financial Group, Inc.	266,527	12,545,426
Reinsurance Group of America, Inc.	59,971	8,538,071
RenaissanceRe Holdings Ltd.	37,497	4,580,634
Torchmark Corp.	99,629	8,434,591
Unum Group	195,528	7,089,845
W.R. Berkley Corp.	89,913	6,824,397
White Mountains Insurance Group Ltd.	2,872	2,546,516
Willis Group Holdings PLC	123,987	17,749,979
		237,909,639
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	448,796	8,006,521
Annaly Capital Management, Inc. (b)	1,199,262	11,836,716
Chimera Investment Corp.	175,651	3,267,109
MFA Financial, Inc.	423,671	2,936,040
New Residential Investment Corp.	318,366	5,692,384
Starwood Property Trust, Inc.	245,736	5,337,386
Two Harbors Investment Corp.	232,989	3,422,608
		40,498,764
Thrifts& Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (b)	451,238	4,322,860
TFS Financial Corp.	46,758	687,810
		5,010,670

TOTAL FINANCIALS		875,452,080

HEALTH CARE - 9.9%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	47,454	2,992,449
Alkermes PLC (a)(b)	145,427	5,937,784
Alnylam Pharmaceuticals, Inc. (a)	84,419	6,789,820
BioMarin Pharmaceutical, Inc. (a)	166,226	15,321,050
bluebird bio, Inc. (a)(b)	50,758	5,821,943
Exact Sciences Corp. (a)(b)	113,017	8,029,858
Exelixis, Inc. (a)	277,099	3,843,363
Incyte Corp. (a)	165,301	10,714,811
Ionis Pharmaceuticals, Inc. (a)(b)	118,058	5,849,774
Neurocrine Biosciences, Inc. (a)	83,885	8,988,278
Sage Therapeutics, Inc. (a)	42,911	5,521,787
Sarepta Therapeutics, Inc. (a)(b)	59,232	7,922,872
Seattle Genetics, Inc. (a)(b)	100,895	5,663,236
TESARO, Inc. (a)(b)	35,814	1,034,308
United Therapeutics Corp. (a)	40,220	4,458,789
		98,890,122
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	40,184	13,710,781
Align Technology, Inc. (a)	74,661	16,515,013
Cantel Medical Corp.	34,535	2,733,445
Dentsply Sirona, Inc.	206,345	7,145,727
DexCom, Inc. (a)	82,416	10,942,372
Edwards Lifesciences Corp. (a)	198,103	29,240,003
Hill-Rom Holdings, Inc.	61,985	5,211,699
Hologic, Inc. (a)	255,946	9,979,335
ICU Medical, Inc. (a)	14,612	3,722,115
IDEXX Laboratories, Inc. (a)	80,867	17,153,508
Insulet Corp. (a)	54,751	4,829,586
Integra LifeSciences Holdings Corp. (a)	66,447	3,559,566
Masimo Corp. (a)	42,715	4,937,854
Penumbra, Inc. (a)	28,948	3,936,928
ResMed, Inc.	132,457	14,029,845
Steris PLC	78,655	8,597,778
Teleflex, Inc.	42,967	10,343,876
The Cooper Companies, Inc.	45,624	11,785,135
Varian Medical Systems, Inc. (a)	86,383	10,311,539
West Pharmaceutical Services, Inc.	68,985	7,306,891
Zimmer Biomet Holdings, Inc.	191,847	21,791,901
		217,784,897
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	81,247	3,371,751
AmerisourceBergen Corp.	148,406	13,059,728
Cardinal Health, Inc.	292,797	14,815,528
Centene Corp. (a)	191,441	24,948,591
Chemed Corp.	14,696	4,472,434
DaVita HealthCare Partners, Inc. (a)	122,594	8,255,480
HealthSouth Corp.	92,528	6,227,134
Henry Schein, Inc. (a)(b)	144,447	11,989,101
Laboratory Corp. of America Holdings (a)	96,086	15,426,607
MEDNAX, Inc. (a)	85,607	3,534,713
Molina Healthcare, Inc. (a)	58,020	7,355,195
Premier, Inc. (a)(b)	48,953	2,202,885
Quest Diagnostics, Inc.	127,786	12,025,940
Universal Health Services, Inc. Class B	78,782	9,576,740
Wellcare Health Plans, Inc. (a)	46,901	12,944,207
		150,206,034
Health Care Technology - 0.5%
athenahealth, Inc. (a)	37,771	4,817,313
Cerner Corp. (a)	298,838	17,117,441
Veeva Systems, Inc. Class A (a)	113,082	10,330,041
		32,264,795
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	303,701	19,676,788
Bio-Rad Laboratories, Inc. Class A (a)	19,880	5,424,258
Bio-Techne Corp.	35,158	5,896,700
Bruker Corp.	94,292	2,954,168
Charles River Laboratories International, Inc. (a)	44,410	5,410,026
Mettler-Toledo International, Inc. (a)	23,441	12,818,008
PerkinElmer, Inc.	104,121	9,004,384
PRA Health Sciences, Inc. (a)	53,549	5,187,292
QIAGEN NV (a)	209,563	7,607,137
Quintiles Transnational Holdings, Inc. (a)	153,395	18,856,847
Waters Corp. (a)	72,072	13,671,338
		106,506,946
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	136,634	5,511,816
Jazz Pharmaceuticals PLC (a)	55,246	8,774,170
Mylan NV (a)	483,526	15,110,188
Nektar Therapeutics (a)	147,395	5,701,239
Perrigo Co. PLC	120,311	8,457,863
		43,555,276

TOTAL HEALTH CARE		649,208,070

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.0%
Arconic, Inc.	409,202	8,319,077
BWX Technologies, Inc.	94,005	5,495,532
Curtiss-Wright Corp.	41,604	4,553,974
Harris Corp.	111,648	16,603,174
HEICO Corp.	37,121	3,111,853
HEICO Corp. Class A	70,944	4,729,127
Hexcel Corp.	81,929	4,794,485
Huntington Ingalls Industries, Inc.	40,065	8,753,401
L3 Technologies, Inc.	73,710	13,965,834
Rockwell Collins, Inc.	154,503	19,779,474
Spirit AeroSystems Holdings, Inc. Class A	100,042	8,404,528
Teledyne Technologies, Inc. (a)	33,318	7,372,607
Textron, Inc.	234,582	12,580,633
TransDigm Group, Inc. (a)	45,631	15,069,638
		133,533,337
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	130,508	11,619,127
Expeditors International of Washington, Inc.	164,561	11,055,208
XPO Logistics, Inc. (a)	117,823	10,531,020
		33,205,355
Airlines - 0.7%
Alaska Air Group, Inc.	113,409	6,965,581
American Airlines Group, Inc.	389,853	13,676,043
Copa Holdings SA Class A	29,270	2,120,026
JetBlue Airways Corp. (a)	294,232	4,922,501
United Continental Holdings, Inc. (a)	230,372	19,699,110
		47,383,261
Building Products - 0.7%
A.O. Smith Corp.	133,342	6,071,061
Allegion PLC	89,536	7,675,921
Armstrong World Industries, Inc. (a)	42,156	2,603,133
Fortune Brands Home & Security, Inc.	133,298	5,975,749
Lennox International, Inc.	33,611	7,088,224
Masco Corp.	292,437	8,773,110
Owens Corning	103,607	4,897,503
USG Corp. (a)	76,916	3,247,394
		46,332,095
Commercial Services & Supplies - 0.9%
Cintas Corp.	82,280	14,964,264
Clean Harbors, Inc. (a)	48,399	3,293,068
Copart, Inc. (a)	191,056	9,344,549
KAR Auction Services, Inc.	127,384	7,253,245
Republic Services, Inc.	207,231	15,061,549
Rollins, Inc.	91,885	5,439,592
Stericycle, Inc. (a)	78,485	3,921,895
		59,278,162
Construction & Engineering - 0.4%
AECOM (a)	150,212	4,377,178
Fluor Corp.	132,526	5,812,590
Jacobs Engineering Group, Inc.	119,813	8,996,758
Quanta Services, Inc. (a)	140,083	4,370,590
Valmont Industries, Inc.	20,756	2,580,178
		26,137,294
Electrical Equipment - 1.1%
Acuity Brands, Inc.	37,392	4,697,931
AMETEK, Inc.	215,126	14,430,652
Fortive Corp.	276,501	20,530,199
GrafTech International Ltd. (b)	54,068	966,736
Hubbell, Inc. Class B	51,598	5,247,517
Regal Beloit Corp.	40,625	2,912,813
Rockwell Automation, Inc.	115,649	19,050,860
Sensata Technologies, Inc. PLC (a)	158,659	7,441,107
		75,277,815
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	54,851	5,298,058
ITT, Inc.	81,924	4,137,162
Roper Technologies, Inc.	95,428	26,996,581
		36,431,801
Machinery - 3.5%
AGCO Corp.	62,478	3,501,267
Allison Transmission Holdings, Inc.	107,661	4,745,697
Apergy Corp. (a)	73,025	2,847,245
Colfax Corp. (a)	82,841	2,322,033
Crane Co.	46,850	4,077,824
Cummins, Inc.	143,919	19,672,288
Donaldson Co., Inc.	121,848	6,248,365
Dover Corp.	136,547	11,311,553
Flowserve Corp.	123,996	5,691,416
Gardner Denver Holdings, Inc. (a)	99,589	2,694,878
Gates Industrial Corp. PLC (a)(b)	40,819	614,326
Graco, Inc.	155,182	6,305,045
IDEX Corp.	72,415	9,183,670
Ingersoll-Rand PLC	230,712	22,134,509
Lincoln Electric Holdings, Inc.	58,910	4,766,408
Middleby Corp. (a)(b)	51,429	5,775,477
Nordson Corp.	54,349	6,666,992
Oshkosh Corp.	68,230	3,830,432
PACCAR, Inc.	323,565	18,511,154
Parker Hannifin Corp.	124,973	18,949,656
Pentair PLC	149,936	6,019,930
Snap-On, Inc.	53,074	8,170,212
Stanley Black & Decker, Inc.	145,652	16,971,371
Terex Corp.	63,289	2,113,220
Timken Co.	64,596	2,554,772
Toro Co.	97,595	5,497,526
Trinity Industries, Inc.	136,701	3,902,814
WABCO Holdings, Inc. (a)	49,666	5,336,612
Wabtec Corp. (b)	81,248	6,663,961
Xylem, Inc.	168,946	11,079,479
		228,160,132
Marine - 0.1%
Kirby Corp. (a)	55,235	3,973,606
Professional Services - 1.5%
CoStar Group, Inc. (a)	33,698	12,179,131
Dun & Bradstreet Corp.	34,903	4,965,999
Equifax, Inc.	112,616	11,423,767
IHS Markit Ltd. (a)	360,065	18,914,214
Manpower, Inc.	60,676	4,628,972
Nielsen Holdings PLC	336,943	8,753,779
Robert Half International, Inc.	113,436	6,866,281
TransUnion Holding Co., Inc.	173,311	11,395,198
Verisk Analytics, Inc. (a)	151,044	18,101,113
		97,228,454
Road & Rail - 0.7%
AMERCO	6,591	2,151,830
Genesee & Wyoming, Inc. Class A (a)(b)	55,201	4,373,575
J.B. Hunt Transport Services, Inc.	82,354	9,109,176
Kansas City Southern	96,514	9,840,567
Knight-Swift Transportation Holdings, Inc. Class A (b)	121,048	3,873,536
Landstar System, Inc.	38,436	3,847,059
Old Dominion Freight Lines, Inc.	62,094	8,098,299
Ryder System, Inc.	48,650	2,690,832
Schneider National, Inc. Class B	43,462	950,514
		44,935,388
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	91,456	3,484,474
Fastenal Co.	270,901	13,927,020
HD Supply Holdings, Inc. (a)	176,173	6,618,820
MSC Industrial Direct Co., Inc. Class A	42,134	3,415,382
United Rentals, Inc. (a)	77,991	9,364,379
Univar, Inc. (a)	108,151	2,662,678
W.W. Grainger, Inc.	42,794	12,152,212
Watsco, Inc.	29,910	4,432,064
WESCO International, Inc. (a)	44,290	2,222,472
		58,279,501
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	74,195	2,741,505

TOTAL INDUSTRIALS		892,897,706

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	53,606	12,348,142
Arris International PLC (a)	159,492	3,966,566
CommScope Holding Co., Inc. (a)	178,321	4,290,403
EchoStar Holding Corp. Class A (a)	44,839	1,818,221
F5 Networks, Inc. (a)	57,769	10,125,750
Juniper Networks, Inc.	322,210	9,431,087
Motorola Solutions, Inc.	152,801	18,727,291
Palo Alto Networks, Inc. (a)	84,443	15,456,447
Ubiquiti Networks, Inc. (b)	18,034	1,678,785
		77,842,692
Electronic Equipment & Components - 2.3%
ADT, Inc. (b)	99,180	767,653
Amphenol Corp. Class A	278,509	24,926,556
Arrow Electronics, Inc. (a)	82,053	5,555,809
Avnet, Inc.	109,472	4,386,543
CDW Corp.	139,873	12,589,969
Cognex Corp.	156,410	6,700,604
Coherent, Inc. (a)	22,611	2,784,319
Corning, Inc.	752,038	24,027,614
Dell Technologies, Inc. (a)	188,144	17,006,336
Dolby Laboratories, Inc. Class A	58,304	4,011,898
FLIR Systems, Inc.	126,214	5,844,970
IPG Photonics Corp. (a)	34,111	4,555,524
Jabil, Inc.	156,163	3,861,911
Keysight Technologies, Inc. (a)	176,645	10,082,897
Littelfuse, Inc.	22,561	4,087,151
National Instruments Corp.	104,752	5,129,705
Trimble, Inc. (a)	235,668	8,809,270
Zebra Technologies Corp. Class A (a)	49,763	8,275,587
		153,404,316
IT Services - 5.6%
Akamai Technologies, Inc. (a)	156,354	11,296,577
Alliance Data Systems Corp.	45,448	9,370,469
Amdocs Ltd.	134,329	8,498,996
Booz Allen Hamilton Holding Corp. Class A	130,680	6,473,887
Broadridge Financial Solutions, Inc.	109,268	12,777,800
Conduent, Inc. (a)	178,289	3,405,320
CoreLogic, Inc. (a)	76,099	3,091,141
DXC Technology Co.	264,680	19,276,644
EPAM Systems, Inc. (a)	47,582	5,684,622
Euronet Worldwide, Inc. (a)	46,634	5,184,768
Fidelity National Information Services, Inc.	311,274	32,403,623
First Data Corp. Class A (a)	513,392	9,620,966
Fiserv, Inc. (a)	382,478	30,330,505
FleetCor Technologies, Inc. (a)	82,680	16,538,480
Gartner, Inc. (a)	83,431	12,307,741
Genpact Ltd.	139,541	3,824,819
Global Payments, Inc.	149,682	17,098,175
GoDaddy, Inc. (a)	150,753	11,030,597
Jack Henry & Associates, Inc.	72,561	10,871,815
Leidos Holdings, Inc.	134,908	8,739,340
Okta, Inc. (a)	81,043	4,729,669
Paychex, Inc.	302,301	19,797,692
Sabre Corp.	239,999	5,915,975
Square, Inc. (a)	269,387	19,786,475
Switch, Inc. Class A (b)	33,413	296,373
Teradata Corp. (a)	112,188	4,083,643
The Western Union Co.	422,149	7,615,568
Total System Services, Inc.	169,538	15,453,389
Twilio, Inc. Class A (a)	67,658	5,089,235
VeriSign, Inc. (a)	99,123	14,128,992
WEX, Inc. (a)	38,892	6,843,436
Worldpay, Inc. (a)	282,456	25,940,759
		367,507,491
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	855,519	15,579,001
Analog Devices, Inc.	347,955	29,127,313
Cypress Semiconductor Corp.	335,520	4,341,629
First Solar, Inc. (a)	76,775	3,209,195
KLA-Tencor Corp.	147,032	13,459,309
Lam Research Corp.	148,474	21,043,220
Marvell Technology Group Ltd.	515,021	8,451,495
Maxim Integrated Products, Inc.	262,291	13,119,796
Microchip Technology, Inc. (b)	216,798	14,260,972
MKS Instruments, Inc.	50,636	3,731,367
Monolithic Power Systems, Inc.	38,214	4,513,838
ON Semiconductor Corp. (a)	398,346	6,771,882
Qorvo, Inc. (a)	119,543	8,787,606
Skyworks Solutions, Inc.	168,415	14,611,685
Teradyne, Inc.	176,850	6,092,483
Universal Display Corp. (b)	40,234	4,949,184
Versum Materials, Inc.	101,772	3,211,924
Xilinx, Inc.	240,005	20,489,227
		195,751,126
Software - 5.0%
2U, Inc. (a)(b)	51,259	3,224,704
ANSYS, Inc. (a)	78,569	11,749,994
Aspen Technology, Inc. (a)	67,405	5,722,010
Atlassian Corp. PLC (a)(b)	86,789	6,588,153
Autodesk, Inc. (a)	206,668	26,711,839
Black Knight, Inc. (a)	133,747	6,522,841
CA Technologies, Inc.	295,897	13,125,991
Cadence Design Systems, Inc. (a)	263,511	11,744,685
CDK Global, Inc.	122,281	6,999,364
Ceridian HCM Holding, Inc. (b)	21,777	826,873
Citrix Systems, Inc.	127,439	13,058,674
DocuSign, Inc. (b)	31,581	1,324,507
Fair Isaac Corp. (a)	26,948	5,193,149
FireEye, Inc. (a)(b)	179,332	3,315,849
Fortinet, Inc. (a)	130,882	10,755,883
Guidewire Software, Inc. (a)	75,012	6,673,818
LogMeIn, Inc.	48,167	4,148,142
Manhattan Associates, Inc. (a)	61,396	2,931,045
Nuance Communications, Inc. (a)	269,927	4,694,031
Nutanix, Inc. Class A (a)	99,703	4,138,672
Parametric Technology Corp. (a)	110,084	9,072,022
Paycom Software, Inc. (a)(b)	46,994	5,883,649
Pegasystems, Inc.	34,993	1,872,825
Pluralsight, Inc. (b)	22,398	501,939
Proofpoint, Inc. (a)	47,139	4,287,292
RealPage, Inc. (a)	68,162	3,612,586
Red Hat, Inc. (a)	166,899	28,646,544
RingCentral, Inc. (a)	63,259	4,917,122
ServiceNow, Inc. (a)	165,006	29,872,686
Splunk, Inc. (a)	136,478	13,625,964
SS&C Technologies Holdings, Inc.	194,871	9,969,600
Symantec Corp.	583,824	10,596,406
Synopsys, Inc. (a)	139,573	12,495,971
Tableau Software, Inc. (a)	66,040	7,045,147
Tyler Technologies, Inc. (a)	35,393	7,491,282
Ultimate Software Group, Inc. (a)	28,755	7,666,946
Workday, Inc. Class A (a)	136,811	18,198,599
Zendesk, Inc. (a)	98,563	5,418,008
		330,624,812
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	110,794	2,974,819
NetApp, Inc.	246,816	19,372,588
Pure Storage, Inc. Class A (a)	154,090	3,109,536
Western Digital Corp.	282,538	12,168,912
Xerox Corp.	210,742	5,873,380
		43,499,235

TOTAL INFORMATION TECHNOLOGY		1,168,629,672

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S. (b)	101,734	10,094,047
Ashland Global Holdings, Inc.	58,354	4,317,029
Axalta Coating Systems Ltd. (a)	198,698	4,903,867
Cabot Corp.	56,948	2,772,229
Celanese Corp. Class A	127,967	12,405,121
CF Industries Holdings, Inc.	220,251	10,578,656
Eastman Chemical Co.	133,088	10,427,445
FMC Corp.	126,502	9,877,276
Huntsman Corp.	204,453	4,473,432
International Flavors & Fragrances, Inc.	93,970	13,593,700
NewMarket Corp.	7,258	2,801,298
Olin Corp.	156,347	3,158,209
Platform Specialty Products Corp. (a)	208,648	2,257,571
RPM International, Inc.	124,179	7,596,029
The Chemours Co. LLC	167,011	5,513,033
The Mosaic Co.	330,764	10,233,838
The Scotts Miracle-Gro Co. Class A	38,505	2,569,824
Valvoline, Inc.	178,984	3,565,361
W.R. Grace & Co.	62,995	4,081,446
Westlake Chemical Corp.	34,180	2,437,034
		127,656,445
Construction Materials - 0.5%
Eagle Materials, Inc.	43,504	3,212,335
Martin Marietta Materials, Inc.	59,273	10,152,279
nVent Electric PLC	150,806	3,682,683
Vulcan Materials Co.	123,931	12,534,381
		29,581,678
Containers & Packaging - 1.5%
Aptargroup, Inc.	58,512	5,965,884
Ardagh Group SA	17,096	225,325
Avery Dennison Corp.	82,363	7,471,971
Ball Corp.	319,192	14,299,802
Bemis Co., Inc.	85,863	3,929,950
Berry Global Group, Inc. (a)	124,279	5,421,050
Crown Holdings, Inc. (a)(b)	121,558	5,140,688
Graphic Packaging Holding Co.	289,468	3,187,043
International Paper Co.	385,699	17,495,307
Owens-Illinois, Inc. (a)	149,142	2,337,055
Packaging Corp. of America	88,584	8,132,897
Sealed Air Corp.	148,219	4,796,367
Silgan Holdings, Inc.	72,710	1,747,221
Sonoco Products Co.	92,278	5,036,533
WestRock Co.	239,789	10,303,733
		95,490,826
Metals & Mining - 1.2%
Alcoa Corp. (a)	176,710	6,183,083
Freeport-McMoRan, Inc.	1,363,898	15,889,412
Newmont Mining Corp.	502,441	15,535,476
Nucor Corp.	299,896	17,729,852
Reliance Steel & Aluminum Co.	65,717	5,186,386
Royal Gold, Inc.	61,577	4,718,646
Steel Dynamics, Inc.	212,614	8,419,514
United States Steel Corp.	166,730	4,423,347
		78,085,716
Paper & Forest Products - 0.0%
Domtar Corp.	59,843	2,771,329

TOTAL MATERIALS		333,585,994

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Alexandria Real Estate Equities, Inc.	98,505	12,040,266
American Campus Communities, Inc.	127,486	5,036,972
American Homes 4 Rent Class A	243,899	5,138,952
Apartment Investment & Management Co. Class A	147,447	6,346,119
Apple Hospitality (REIT), Inc.	206,451	3,338,313
AvalonBay Communities, Inc.	130,302	22,852,365
Boston Properties, Inc.	145,471	17,567,078
Brandywine Realty Trust (SBI)	163,193	2,294,494
Brixmor Property Group, Inc.	281,933	4,567,315
Brookfield Property REIT, Inc. Class A	146,207	2,820,333
Camden Property Trust (SBI)	83,698	7,555,418
Colony NorthStar, Inc.	456,718	2,680,935
Columbia Property Trust, Inc.	112,066	2,515,882
CoreSite Realty Corp.	34,099	3,200,532
Corporate Office Properties Trust (SBI)	98,948	2,556,816
CubeSmart	173,984	5,042,056
CyrusOne, Inc.	97,988	5,215,901
DDR Corp.	141,054	1,753,301
Digital Realty Trust, Inc.	193,877	20,019,739
Douglas Emmett, Inc.	150,407	5,443,229
Duke Realty Corp.	335,977	9,262,886
Empire State Realty Trust, Inc.	127,178	2,017,043
EPR Properties	69,208	4,757,358
Equity Commonwealth	111,350	3,316,003
Equity Lifestyle Properties, Inc.	80,047	7,579,650
Equity Residential (SBI)	338,601	21,995,521
Essex Property Trust, Inc.	61,971	15,541,087
Extra Space Storage, Inc.	114,859	10,344,202
Federal Realty Investment Trust (SBI)	68,658	8,517,025
Forest City Realty Trust, Inc. Class A	200,754	5,050,971
Gaming & Leisure Properties	190,368	6,413,498
HCP, Inc.	442,729	12,197,184
Healthcare Trust of America, Inc.	193,841	5,090,265
Highwoods Properties, Inc. (SBI)	96,666	4,121,838
Hospitality Properties Trust (SBI)	152,474	3,906,384
Host Hotels & Resorts, Inc.	690,671	13,198,723
Hudson Pacific Properties, Inc.	144,801	4,387,470
Invitation Homes, Inc.	282,691	6,185,279
Iron Mountain, Inc.	268,539	8,219,979
JBG SMITH Properties	98,252	3,682,485
Kilroy Realty Corp.	91,028	6,270,009
Kimco Realty Corp.	385,063	6,195,664
Lamar Advertising Co. Class A	78,801	5,777,689
Liberty Property Trust (SBI)	139,272	5,831,319
Life Storage, Inc.	42,963	4,045,396
Medical Properties Trust, Inc.	339,952	5,051,687
Mid-America Apartment Communities, Inc.	106,741	10,429,663
National Retail Properties, Inc.	147,125	6,878,094
Omega Healthcare Investors, Inc.	185,212	6,176,820
Outfront Media, Inc.	130,501	2,312,478
Paramount Group, Inc.	197,400	2,820,846
Park Hotels & Resorts, Inc.	190,080	5,525,626
Rayonier, Inc.	120,849	3,649,640
Realty Income Corp.	273,808	16,502,408
Regency Centers Corp.	142,969	9,058,516
Retail Properties America, Inc.	207,605	2,547,313
SBA Communications Corp. Class A (a)	107,400	17,417,058
Senior Housing Properties Trust (SBI)	220,860	3,549,220
SL Green Realty Corp.	78,766	7,188,185
Spirit Realty Capital, Inc.	401,451	3,139,347
Store Capital Corp.	174,007	5,051,423
Sun Communities, Inc.	78,289	7,865,696
Taubman Centers, Inc.	55,697	3,063,892
The Macerich Co.	128,586	6,637,609
UDR, Inc.	249,763	9,788,212
Uniti Group, Inc.	155,350	2,973,399
Ventas, Inc.	335,087	19,448,449
VEREIT, Inc.	917,123	6,722,512
Vornado Realty Trust	162,451	11,059,664
Weingarten Realty Investors (SBI)	113,518	3,192,126
Welltower, Inc.	351,065	23,194,865
Weyerhaeuser Co.	712,979	18,986,631
WP Carey, Inc.	99,568	6,572,484
		548,694,807
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	301,104	12,131,480
Howard Hughes Corp. (a)	36,566	4,077,840
Jones Lang LaSalle, Inc.	42,606	5,635,070
Realogy Holdings Corp. (b)	117,130	2,233,669
Retail Value, Inc. (a)	14,002	392,196
VICI Properties, Inc.	350,003	7,556,565
		32,026,820

TOTAL REAL ESTATE		580,721,627

UTILITIES - 6.6%
Electric Utilities - 2.9%
Alliant Energy Corp.	218,485	9,390,485
Edison International	299,404	20,775,644
Entergy Corp.	170,536	14,316,497
Evergy, Inc.	255,222	14,289,880
Eversource Energy	298,384	18,875,772
FirstEnergy Corp.	457,752	17,064,995
Hawaiian Electric Industries, Inc.	102,078	3,807,509
OGE Energy Corp.	187,515	6,778,667
PG&E Corp.	487,175	22,804,662
Pinnacle West Capital Corp.	105,085	8,643,241
PPL Corp.	660,261	20,071,934
Vistra Energy Corp. (a)	386,496	8,746,404
Xcel Energy, Inc.	479,899	23,519,850
		189,085,540
Gas Utilities - 0.3%
Atmos Energy Corp.	102,852	9,573,464
National Fuel Gas Co.	76,668	4,162,306
UGI Corp.	162,675	8,631,536
		22,367,306
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	285,488	10,331,811
The AES Corp.	624,727	9,108,520
		19,440,331
Multi-Utilities - 2.8%
Ameren Corp.	229,272	14,806,386
Avangrid, Inc.	52,964	2,489,838
CenterPoint Energy, Inc.	464,193	12,537,853
CMS Energy Corp.	265,345	13,139,884
Consolidated Edison, Inc.	293,340	22,293,840
DTE Energy Co.	170,436	19,157,006
MDU Resources Group, Inc.	182,860	4,564,186
NiSource, Inc.	340,457	8,633,990
Public Service Enterprise Group, Inc.	475,627	25,412,751
SCANA Corp.	134,827	5,399,821
Sempra Energy	258,044	28,415,805
Vectren Corp.	78,487	5,614,175
WEC Energy Group, Inc.	297,568	20,353,651
		182,819,186
Water Utilities - 0.3%
American Water Works Co., Inc.	170,309	15,077,456
Aqua America, Inc.	168,353	5,476,523
		20,553,979

TOTAL UTILITIES		434,266,342

TOTAL COMMON STOCKS
(Cost $6,004,650,478)		6,576,660,840
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.21% 1/24/19 (c)
(Cost $1,989,736)	2,000,000	1,989,430
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.23% (d)	1,438,081	$1,438,369
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	242,520,427	242,544,679
TOTAL MONEY MARKET FUNDS
(Cost $243,976,953)		243,983,048
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $6,250,617,167)		6,822,633,318
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(237,038,339)
NET ASSETS - 100%		$6,585,594,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	25	Dec. 2018	$4,562,000	$74,929	$74,929

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $705,253.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$322,260
Fidelity Securities Lending Cash Central Fund	347,265
Total	$669,525

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$247,108,459	$247,108,459	$--	$--
Consumer Discretionary	798,291,609	798,291,609	--	--
Consumer Staples	285,041,088	285,041,088	--	--
Energy	311,458,193	311,458,193	--	--
Financials	875,452,080	875,452,080	--	--
Health Care	649,208,070	649,208,070	--	--
Industrials	892,897,706	892,897,706	--	--
Information Technology	1,168,629,672	1,168,629,672	--	--
Materials	333,585,994	333,585,994	--	--
Real Estate	580,721,627	580,721,627	--	--
Utilities	434,266,342	434,266,342	--	--
U.S. Government and Government Agency Obligations	1,989,430	--	1,989,430	--
Money Market Funds	243,983,048	243,983,048	--	--
Total Investments in Securities:	$6,822,633,318	$6,820,643,888	$1,989,430	$--
Derivative Instruments:
Assets
Futures Contracts	$74,929	$74,929	$--	$--
Total Assets	$74,929	$74,929	$--	$--
Total Derivative Instruments:	$74,929	$74,929	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$74,929	$0
Total Equity Risk	74,929	0
Total Value of Derivatives	$74,929	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $241,287,302) — See accompanying schedule: Unaffiliated issuers (cost $6,006,640,214)	$6,578,650,270
Fidelity Central Funds (cost $243,976,953)	243,983,048
Total Investment in Securities (cost $6,250,617,167)		$6,822,633,318
Receivable for fund shares sold		76,261,588
Dividends receivable		3,118,111
Distributions receivable from Fidelity Central Funds		100,362
Receivable for daily variation margin on futures contracts		97,613
Other receivables		2,875
Total assets		6,902,213,867
Liabilities
Payable for fund shares redeemed	$73,942,542
Accrued management fee	141,030
Collateral on securities loaned	242,535,316
Total liabilities		316,618,888
Net Assets		$6,585,594,979
Net Assets consist of:
Paid in capital		$5,983,929,548
Total distributable earnings (loss)		601,665,431
Net Assets		$6,585,594,979
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($80,960,059 ÷ 3,952,315 shares)		$20.48
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,124,433,837 ÷ 103,583,290 shares)		$20.51
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,421,145,449 ÷ 69,278,819 shares)		$20.51
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,959,055,634 ÷ 144,260,965 shares)		$20.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$62,590,915
Non-Cash dividends		4,945,984
Interest		19,589
Income from Fidelity Central Funds (including $347,265 from security lending)		669,525
Total income		68,226,013
Expenses
Management fee	$987,645
Transfer agent fees	193,238
Independent trustees' fees and expenses	14,948
Interest	18,836
Commitment fees	8,244
Total expenses before reductions	1,222,911
Expense reductions	(624)
Total expenses after reductions		1,222,287
Net investment income (loss)		67,003,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,426,379
Fidelity Central Funds	496
Futures contracts	(1,981,782)
Total net realized gain (loss)		5,445,093
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(173,228,254)
Fidelity Central Funds	(511)
Futures contracts	(53,690)
Total change in net unrealized appreciation (depreciation)		(173,282,455)
Net gain (loss)		(167,837,362)
Net increase (decrease) in net assets resulting from operations		$(100,833,636)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,003,726	$81,010,405
Net realized gain (loss)	5,445,093	81,697,493
Change in net unrealized appreciation (depreciation)	(173,282,455)	322,677,128
Net increase (decrease) in net assets resulting from operations	(100,833,636)	485,385,026
Distributions to shareholders	(45,922,400)	–
Distributions to shareholders from net investment income	–	(66,305,259)
Distributions to shareholders from net realized gain	–	(62,352,948)
Total distributions	(45,922,400)	(128,658,207)
Share transactions - net increase (decrease)	840,239,130	1,894,776,965
Total increase (decrease) in net assets	693,483,094	2,251,503,784
Net Assets
Beginning of period	5,892,111,885	3,640,608,101
End of period	$6,585,594,979	$5,892,111,885
Other Information
Undistributed net investment income end of period		$24,325,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.81	$19.22	$16.84	$17.95	$16.26	$13.66
Income from Investment Operations
Net investment income (loss)A	.21	.31	.27	.27	.23	.20
Net realized and unrealized gain (loss)	(.39)	1.78	2.49	(.71)	1.88	2.65
Total from investment operations	(.18)	2.09	2.76	(.44)	2.11	2.85
Distributions from net investment income	(.07)	(.25)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.15)B	(.50)	(.38)	(.67)	(.42)C	(.25)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.48	$20.81	$19.22	$16.84	$17.95	$16.26
Total ReturnF,G	(.93)%	10.94%	16.54%	(2.31)%	13.08%	20.99%
Ratios to Average Net AssetsH
Expenses before reductions	.10%I	.18%	.21%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.10%I	.18%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.10%I	.18%	.20%	.22%	.22%	.22%
Net investment income (loss)	1.96%I	1.52%	1.52%	1.58%	1.31%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$80,960	$71,575	$64,902	$50,008	$35,791	$15,099
Portfolio turnover rateJ	20%I	10%K	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.071 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.84	$19.24	$16.87	$17.98	$16.28	$13.68
Income from Investment Operations
Net investment income (loss)A	.22	.33	.30	.29	.25	.23
Net realized and unrealized gain (loss)	(.39)	1.80	2.47	(.71)	1.89	2.64
Total from investment operations	(.17)	2.13	2.77	(.42)	2.14	2.87
Distributions from net investment income	(.08)	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)C	(.40)	(.69)	(.44)D	(.27)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.51	$20.84	$19.24	$16.87	$17.98	$16.28
Total ReturnF,G	(.88)%	11.11%	16.60%	(2.17)%	13.28%	21.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	.04%J	.06%	.09%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.04%J	.06%	.07%	.08%	.08%	.08%
Expenses net of all reductions	.04%J	.06%	.07%	.08%	.08%	.08%
Net investment income (loss)	2.02%J	1.64%	1.64%	1.72%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,124,434	$3,550,079	$2,642,107	$1,249,498	$986,564	$519,385
Portfolio turnover rateK	20%J	10%L	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.253 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.85	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.22	.34	.30	.29	.26	.23
Net realized and unrealized gain (loss)	(.40)	1.79	2.48	(.70)	1.88	2.65
Total from investment operations	(.18)	2.13	2.78	(.41)	2.14	2.88
Distributions from net investment income	(.08)	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)C	(.40)	(.70)D	(.45)	(.27)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.51	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnF,G	(.92)%	11.12%	16.68%	(2.15)%	13.24%	21.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.04%	.07%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.03%J	.04%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.03%J	.04%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.03%J	1.65%	1.66%	1.74%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,421,145	$1,876,480	$742,199	$271,119	$268,052	$88,657
Portfolio turnover rateK	20%J	10%L	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.253 per share.

 D Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.85	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.21	.34	.31	.31	.26	.23
Net realized and unrealized gain (loss)	(.39)	1.79	2.48	(.72)	1.88	2.65
Total from investment operations	(.18)	2.13	2.79	(.41)	2.14	2.88
Distributions from net investment income	(.08)	(.28)	(.25)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)	(.41)	(.70)	(.45)C	(.27)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$20.51	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnE,F	(.92)%	11.13%	16.70%	(2.13)%	13.26%	21.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.04%	.05%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.03%I	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%I	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.03%I	1.66%	1.67%	1.76%	1.49%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,959,056	$393,979	$191,401	$7,598	$25,167	$4,263
Portfolio turnover rateJ	20%I	10%K	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Five Below, Inc.	0.3
Integrated Device Technology, Inc.	0.3
LivaNova PLC	0.3
Haemonetics Corp.	0.3
Etsy, Inc.	0.3
HealthEquity, Inc.	0.3
HubSpot, Inc.	0.2
Primerica, Inc.	0.2
IDACORP, Inc.	0.2
Teladoc Health, Inc.	0.2
2.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	17.9
Health Care	15.8
Industrials	14.9
Information Technology	13.9
Consumer Discretionary	12.5
Real Estate	7.1
Energy	4.4
Materials	3.9
Utilities	3.4
Communication Services	3.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Small Cap Index Fund

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	31,414	$2,654,169
Cincinnati Bell, Inc. (a)	137,958	1,957,624
Cogent Communications Group, Inc.	126,236	6,561,747
Consolidated Communications Holdings, Inc. (b)	210,866	2,640,042
Frontier Communications Corp. (b)	313,670	1,508,753
Intelsat SA (a)(b)	137,165	3,574,520
Iridium Communications, Inc. (a)(b)	289,837	5,741,671
Ooma, Inc. (a)	55,308	831,832
ORBCOMM, Inc. (a)	219,755	2,094,265
PDVWireless, Inc. (a)(b)	27,935	1,131,368
Vonage Holdings Corp. (a)	667,145	8,846,343
WideOpenWest, Inc. (a)(b)	88,462	861,620
Windstream Holdings, Inc. (a)	121,847	502,010
		38,905,964
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	156,417	3,012,591
Eros International PLC (a)(b)	107,872	1,076,563
Glu Mobile, Inc. (a)	335,730	2,366,897
IMAX Corp. (a)(b)	161,195	3,120,735
Liberty Media Corp.:
Liberty Braves Class A (a)	25,407	655,501
Liberty Braves Class C (a)	111,705	2,893,160
Marcus Corp.	58,076	2,266,126
Pandora Media, Inc. (a)(b)	772,892	6,569,582
Reading International, Inc. Class A (a)	50,208	729,020
Rosetta Stone, Inc. (a)	59,719	1,241,558
World Wrestling Entertainment, Inc. Class A (b)	129,714	9,415,939
		33,347,672
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	58,662	1,032,451
Liberty TripAdvisor Holdings, Inc. (a)	218,517	3,151,015
MeetMe, Inc. (a)(b)	211,671	933,469
QuinStreet, Inc. (a)	112,547	1,789,497
Travelzoo, Inc. (a)	13,861	106,314
TrueCar, Inc. (a)	278,000	3,163,640
XO Group, Inc. (a)	73,057	2,528,503
Yelp, Inc. (a)	244,530	10,470,775
		23,175,664
Media - 1.2%
Beasley Broadcast Group, Inc. Class A	23,076	153,917
Central European Media Enterprises Ltd. Class A (a)	258,269	872,949
Clear Channel Outdoor Holding, Inc. Class A	111,779	650,554
Daily Journal Corp. (a)(b)	3,309	784,365
E.W. Scripps Co. Class A	137,199	2,307,687
Entercom Communications Corp. Class A (b)	384,951	2,498,332
Entravision Communication Corp. Class A	192,215	949,542
Fluent, Inc. (a)(b)	94,113	227,753
Gannett Co., Inc.	340,570	3,303,529
Gray Television, Inc. (a)	240,214	4,158,104
Hemisphere Media Group, Inc. (a)	53,941	726,585
Loral Space & Communications Ltd. (a)	38,804	1,732,987
MDC Partners, Inc. Class A (a)	172,014	424,875
Meredith Corp. (b)	119,240	6,148,014
MSG Network, Inc. Class A (a)(b)	177,903	4,545,422
National CineMedia, Inc.	232,081	2,077,125
New Media Investment Group, Inc.	179,151	2,517,072
Nexstar Broadcasting Group, Inc. Class A	134,970	10,107,903
Saga Communications, Inc. Class A	11,042	386,912
Scholastic Corp.	84,663	3,672,681
Sinclair Broadcast Group, Inc. Class A	217,573	6,231,291
TechTarget, Inc. (a)	60,867	1,236,817
Tegna, Inc.	655,028	7,559,023
The New York Times Co. Class A (b)	396,144	10,458,202
tronc, Inc. (a)	51,547	777,844
		74,509,485
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	123,456	3,867,876
Gogo, Inc. (a)(b)	173,641	993,227
NII Holdings, Inc. (a)(b)	268,255	1,668,546
Shenandoah Telecommunications Co.	140,341	5,335,765
Spok Holdings, Inc.	54,557	764,889
		12,630,303

TOTAL COMMUNICATION SERVICES		182,569,088

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	335,522	5,089,869
Cooper Tire & Rubber Co. (b)	153,004	4,726,294
Cooper-Standard Holding, Inc. (a)	53,375	4,945,194
Dana Holding Corp.	440,683	6,861,434
Dorman Products, Inc. (a)(b)	80,900	6,391,909
Fox Factory Holding Corp. (a)	108,720	5,841,526
Gentherm, Inc. (a)	110,845	4,837,276
Hertz Global Holdings, Inc. (a)(b)	164,864	2,266,880
LCI Industries	73,669	5,108,945
Modine Manufacturing Co. (a)	148,783	1,935,667
Motorcar Parts of America, Inc. (a)(b)	57,295	1,213,508
Shiloh Industries, Inc. (a)	45,621	414,695
Standard Motor Products, Inc.	63,805	3,452,489
Stoneridge, Inc. (a)	82,627	2,099,552
Superior Industries International, Inc.	73,179	719,350
Tenneco, Inc.	153,232	5,275,778
Tower International, Inc.	59,645	1,770,860
		62,951,226
Automobiles - 0.1%
REV Group, Inc. (b)	89,202	973,194
Winnebago Industries, Inc.	93,009	2,563,328
		3,536,522
Distributors - 0.1%
Core-Mark Holding Co., Inc.	137,804	5,293,052
Weyco Group, Inc.	18,457	583,979
		5,877,031
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	180,454	9,136,386
American Public Education, Inc. (a)	48,257	1,579,452
Cambium Learning Group, Inc. (a)	43,159	620,626
Career Education Corp. (a)	204,256	2,937,201
Carriage Services, Inc.	52,712	1,004,691
Chegg, Inc. (a)	327,118	8,923,779
Houghton Mifflin Harcourt Co. (a)	311,271	2,085,516
K12, Inc. (a)	110,587	2,367,668
Laureate Education, Inc. Class A (a)	251,141	3,739,489
Regis Corp. (a)	106,410	1,791,944
Sotheby's Class A (Ltd. vtg.) (a)(b)	112,515	4,725,630
Strategic Education, Inc.	63,043	7,932,070
Weight Watchers International, Inc. (a)(b)	116,142	7,676,986
		54,521,438
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	269,271	4,609,920
BFC Financial Corp. Class A	197,306	1,154,240
Biglari Holdings, Inc. (a)	250	187,500
Biglari Holdings, Inc. (a)	3,047	434,198
BJ's Restaurants, Inc.	62,221	3,806,681
Bloomin' Brands, Inc.	252,770	5,042,762
Bluegreen Vacations Corp. (b)	21,659	283,733
Bojangles', Inc. (a)(b)	51,886	820,318
Boyd Gaming Corp.	248,294	6,594,689
Brinker International, Inc. (b)	132,391	5,739,150
Carrols Restaurant Group, Inc. (a)	104,583	1,376,312
Century Casinos, Inc. (a)	81,912	511,131
Churchill Downs, Inc.	35,491	8,858,909
Chuy's Holdings, Inc. (a)(b)	50,077	1,220,376
Cracker Barrel Old Country Store, Inc. (b)	57,927	9,191,856
Dave & Buster's Entertainment, Inc.	120,203	7,158,089
Del Frisco's Restaurant Group, Inc. (a)	99,438	671,207
Del Taco Restaurants, Inc. (a)	92,906	1,012,675
Denny's Corp. (a)	186,284	3,232,027
Dine Brands Global, Inc. (b)	50,396	4,084,092
Drive Shack, Inc. (a)	182,182	972,852
El Pollo Loco Holdings, Inc. (a)	64,051	801,278
Eldorado Resorts, Inc. (a)(b)	198,480	7,244,520
Empire Resorts, Inc. (a)	10,133	65,054
Fiesta Restaurant Group, Inc. (a)	71,491	1,845,183
Golden Entertainment, Inc. (a)	54,670	993,354
Habit Restaurants, Inc. Class A (a)(b)	60,837	772,630
International Speedway Corp. Class A	72,689	2,726,564
J. Alexanders Holdings, Inc. (a)	39,111	412,621
Jack in the Box, Inc.	81,950	6,468,314
Lindblad Expeditions Holdings (a)	64,416	870,260
Marriott Vacations Worldwide Corp.	117,252	10,375,629
Monarch Casino & Resort, Inc. (a)	33,978	1,317,327
Nathan's Famous, Inc.	8,542	639,710
Noodles & Co. (a)(b)	42,115	397,144
Papa John's International, Inc. (b)	66,726	3,639,236
Penn National Gaming, Inc. (a)	324,882	7,888,135
Planet Fitness, Inc. (a)	266,559	13,085,381
PlayAGS, Inc. (a)	66,209	1,605,568
Potbelly Corp. (a)(b)	69,743	814,598
RCI Hospitality Holdings, Inc.	27,551	721,285
Red Lion Hotels Corp. (a)	48,033	525,001
Red Robin Gourmet Burgers, Inc. (a)(b)	39,052	1,179,370
Red Rock Resorts, Inc.	208,805	4,831,748
Ruth's Hospitality Group, Inc.	87,771	2,372,450
Scientific Games Corp. Class A (a)(b)	165,203	3,677,419
SeaWorld Entertainment, Inc. (a)	165,161	4,314,005
Shake Shack, Inc. Class A (a)(b)	74,141	3,921,317
Sonic Corp.	104,336	4,515,662
Speedway Motorsports, Inc.	34,321	533,005
Texas Roadhouse, Inc. Class A	204,208	12,346,416
The Cheesecake Factory, Inc. (b)	128,924	6,232,186
Town Sports International Holdings, Inc. (a)	46,566	357,627
Wingstop, Inc. (b)	87,597	5,485,324
Zoe's Kitchen, Inc. (a)(b)	56,735	721,669
		180,659,707
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	31,663	625,344
Beazer Homes U.S.A., Inc. (a)	93,534	824,035
Cavco Industries, Inc. (a)	25,822	5,180,151
Century Communities, Inc. (a)	78,484	1,665,430
Ethan Allen Interiors, Inc.	73,796	1,412,455
Flexsteel Industries, Inc.	22,542	573,018
GoPro, Inc. Class A (a)(b)	339,485	2,230,416
Green Brick Partners, Inc. (a)	72,816	684,470
Hamilton Beach Brands Holding Co. Class A	20,042	465,375
Helen of Troy Ltd. (a)	79,729	9,895,963
Hooker Furniture Corp.	35,578	1,041,368
Hovnanian Enterprises, Inc. Class A (a)(b)	361,833	528,276
Installed Building Products, Inc. (a)	65,977	2,009,659
iRobot Corp. (a)(b)	80,463	7,094,423
KB Home	259,175	5,175,725
La-Z-Boy, Inc.	140,191	3,897,310
LGI Homes, Inc. (a)(b)	55,571	2,377,883
Lifetime Brands, Inc.	33,971	351,600
Lovesac (a)(b)	10,276	195,655
M.D.C. Holdings, Inc.	135,926	3,819,521
M/I Homes, Inc. (a)	82,865	2,002,847
Meritage Homes Corp. (a)	116,201	4,328,487
New Home Co. LLC (a)	37,543	267,682
Purple Innovation, Inc. (a)(b)	12,755	88,647
Roku, Inc. Class A (a)(b)	130,596	7,261,138
Skyline Champion Corp.	87,159	2,076,999
Taylor Morrison Home Corp. (a)(b)	358,611	5,931,426
TopBuild Corp. (a)	106,511	4,859,032
TRI Pointe Homes, Inc. (a)(b)	456,055	5,427,055
Tupperware Brands Corp.	151,514	5,318,141
Turtle Beach Corp. (a)(b)	23,402	415,386
Universal Electronics, Inc. (a)	40,582	1,268,999
Vuzix Corp. (a)(b)	70,734	430,063
William Lyon Homes, Inc. (a)	95,869	1,299,984
Zagg, Inc. (a)	82,449	998,457
		92,022,420
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	80,755	843,890
Duluth Holdings, Inc. (a)(b)	24,668	758,048
Etsy, Inc. (a)	360,185	15,315,066
Gaia, Inc. Class A (a)(b)	34,138	498,756
Groupon, Inc. (a)	1,324,936	4,332,541
Lands' End, Inc. (a)(b)	31,405	512,216
Leaf Group Ltd. (a)	49,872	436,380
Liberty Expedia Holdings, Inc. (a)	164,426	7,139,377
Liquidity Services, Inc. (a)	78,891	468,613
NutriSystem, Inc. (b)	88,668	3,153,034
Overstock.com, Inc. (a)(b)	62,306	1,253,597
PetMed Express, Inc.	60,024	1,677,071
Quotient Technology, Inc. (a)	239,683	3,084,720
Remark Holdings, Inc. (a)(b)	74,740	169,660
Shutterfly, Inc. (a)	99,591	4,979,550
Shutterstock, Inc.	56,575	2,312,786
Stamps.com, Inc. (a)	53,003	10,715,617
		57,650,922
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)	161,530	2,209,730
Callaway Golf Co.	283,496	6,066,814
Clarus Corp.	64,530	632,394
Escalade, Inc.	30,796	360,313
Johnson Outdoors, Inc. Class A	14,908	1,122,721
Malibu Boats, Inc. Class A (a)	61,644	2,478,089
Marine Products Corp.	22,895	466,371
MCBC Holdings, Inc. (a)	55,516	1,647,715
Nautilus, Inc. (a)	90,079	1,101,666
Sturm, Ruger & Co., Inc. (b)	50,542	3,001,689
Vista Outdoor, Inc. (a)	172,771	2,159,638
		21,247,140
Media - 0.1%
Liberty Latin America Ltd. (a)	346,809	6,246,030
Liberty Latin America Ltd. Class A (a)	128,047	2,302,285
LiveXLive Media, Inc. (a)(b)	13,907	41,165
		8,589,480
Multiline Retail - 0.4%
Big Lots, Inc. (b)	121,251	5,034,342
Dillard's, Inc. Class A (b)	35,037	2,467,306
JC Penney Corp., Inc. (a)(b)	943,736	1,387,292
Ollie's Bargain Outlet Holdings, Inc. (a)	149,935	13,928,962
		22,817,902
Specialty Retail - 3.1%
Aaron's, Inc. Class A	208,793	9,840,414
Abercrombie & Fitch Co. Class A	204,656	4,031,723
America's Car Mart, Inc. (a)	18,069	1,353,368
American Eagle Outfitters, Inc.	486,607	11,221,157
Armstrong Flooring, Inc. (a)	64,174	997,906
Asbury Automotive Group, Inc. (a)	60,515	3,939,527
Ascena Retail Group, Inc. (a)(b)	527,033	2,029,077
At Home Group, Inc. (a)	132,993	3,636,029
Barnes & Noble Education, Inc. (a)	114,984	656,559
Barnes & Noble, Inc.	181,397	1,148,243
Bed Bath & Beyond, Inc. (b)	406,100	5,579,814
Big 5 Sporting Goods Corp. (b)	57,977	203,499
Boot Barn Holdings, Inc. (a)(b)	83,299	2,055,819
Caleres, Inc.	126,605	4,329,891
Camping World Holdings, Inc. (b)	97,488	1,671,919
Cars.com, Inc. (a)(b)	212,302	5,543,205
Chico's FAS, Inc.	384,439	2,948,647
Citi Trends, Inc.	38,441	973,711
Conn's, Inc. (a)(b)	59,144	1,643,020
DSW, Inc. Class A	207,526	5,509,815
Express, Inc. (a)	218,347	1,923,637
Five Below, Inc. (a)	164,665	18,742,146
Francesca's Holdings Corp. (a)(b)	105,274	320,033
GameStop Corp. Class A (b)	301,446	4,401,112
Genesco, Inc. (a)(b)	58,544	2,505,098
GNC Holdings, Inc. Class A (a)(b)	248,089	912,968
Group 1 Automotive, Inc.	57,609	3,326,344
Guess?, Inc.	173,249	3,679,809
Haverty Furniture Companies, Inc.	56,935	1,154,642
Hibbett Sports, Inc. (a)(b)	57,885	1,011,251
Hudson Ltd. (a)	119,650	2,529,401
Kirkland's, Inc. (a)	47,315	478,355
Lithia Motors, Inc. Class A (sub. vtg.)	69,247	6,168,523
Lumber Liquidators Holdings, Inc. (a)(b)	85,039	1,017,066
MarineMax, Inc. (a)	78,388	1,784,111
Monro, Inc. (b)	96,169	7,154,974
Murphy U.S.A., Inc. (a)	90,735	7,315,963
New York & Co., Inc. (a)(b)	88,232	349,399
Office Depot, Inc.	1,668,586	4,271,580
Party City Holdco, Inc. (a)(b)	169,793	1,777,733
Pier 1 Imports, Inc. (b)	245,546	390,418
Rent-A-Center, Inc. (a)	133,308	1,899,639
RH (a)(b)	58,126	6,725,759
Sally Beauty Holdings, Inc. (a)(b)	363,740	6,478,209
Shoe Carnival, Inc.	32,391	1,319,285
Signet Jewelers Ltd.	177,995	9,976,620
Sleep Number Corp. (a)	103,327	3,758,003
Sonic Automotive, Inc. Class A (sub. vtg.)	73,432	1,330,588
Sportsman's Warehouse Holdings, Inc. (a)(b)	111,594	561,318
Tailored Brands, Inc. (b)	149,432	3,139,566
The Buckle, Inc. (b)	86,758	1,769,863
The Cato Corp. Class A (sub. vtg.)	68,377	1,318,309
The Children's Place Retail Stores, Inc. (b)	48,795	7,289,973
The Container Store Group, Inc. (a)	47,912	283,160
Tile Shop Holdings, Inc.	120,369	782,399
Tilly's, Inc.	43,241	767,095
Winmark Corp.	7,473	1,148,525
Zumiez, Inc. (a)(b)	55,983	1,302,165
		190,378,382
Textiles, Apparel & Luxury Goods - 1.0%
Arlo Technologies, Inc. (b)	35,589	483,655
Carbon Black, Inc. (b)	25,102	413,430
Crocs, Inc. (a)	203,650	4,182,971
Culp, Inc.	33,362	772,330
Deckers Outdoor Corp. (a)	90,975	11,569,291
electroCore, Inc.	17,478	175,304
Emerald Expositions Events, Inc.	74,557	1,090,023
Essential Properties Realty Trust, Inc.	106,346	1,446,306
Fossil Group, Inc. (a)(b)	137,255	2,979,806
G-III Apparel Group Ltd. (a)	130,760	5,212,094
Goosehead Insurance (b)	30,403	1,042,215
i3 Verticals, Inc. Class A	23,281	500,309
J.Jill, Inc. (a)	47,508	239,915
KKR Real Estate Finance Trust, Inc.	52,150	1,047,172
Movado Group, Inc.	47,388	1,824,912
Oxford Industries, Inc.	50,327	4,478,096
PetIQ, Inc. Class A (a)(b)	33,915	1,073,749
Rocky Brands, Inc.	20,512	589,105
Sonos, Inc. (b)	47,722	606,547
Steven Madden Ltd.	263,037	8,225,167
Superior Group of Companies, Inc.	27,209	473,165
Unifi, Inc. (a)	46,944	1,074,548
Vera Bradley, Inc. (a)	68,617	905,058
Wolverine World Wide, Inc.	278,289	9,787,424
		60,192,592

TOTAL CONSUMER DISCRETIONARY		760,444,762

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	25,333	7,784,578
Castle Brands, Inc. (a)(b)	263,513	249,995
Celsius Holdings, Inc. (a)(b)	66,193	264,110
Coca-Cola Bottling Co. Consolidated	14,303	2,469,127
Craft Brew Alliance, Inc. (a)	38,808	711,739
MGP Ingredients, Inc. (b)	40,026	2,848,650
National Beverage Corp. (a)(b)	35,364	3,269,402
Primo Water Corp. (a)	99,963	1,666,383
		19,263,984
Food & Staples Retailing - 0.6%
Andersons, Inc.	81,782	2,944,152
BJ's Wholesale Club Holdings, Inc.	213,090	4,719,944
Chefs' Warehouse Holdings (a)	65,429	2,200,377
Ingles Markets, Inc. Class A	42,533	1,401,037
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	27,114	491,306
Performance Food Group Co. (a)	307,437	9,014,053
PriceSmart, Inc.	66,463	4,662,379
Rite Aid Corp. (a)(b)	3,161,015	3,793,218
Smart & Final Stores, Inc. (a)(b)	69,907	353,030
SpartanNash Co.	106,759	1,905,648
United Natural Foods, Inc. (a)	151,480	3,291,660
Village Super Market, Inc. Class A	24,926	614,177
Weis Markets, Inc.	29,033	1,339,873
		36,730,854
Food Products - 1.2%
Alico, Inc.	10,002	331,066
B&G Foods, Inc. Class A (b)	197,548	5,144,150
Cal-Maine Foods, Inc.	94,131	4,581,356
Calavo Growers, Inc. (b)	47,895	4,645,815
Darling International, Inc. (a)	493,083	10,187,095
Dean Foods Co. (b)	274,056	2,189,707
Farmer Brothers Co. (a)	30,141	726,700
Fresh Del Monte Produce, Inc.	91,289	3,015,276
Freshpet, Inc. (a)(b)	78,994	3,009,671
Hostess Brands, Inc. Class A (a)(b)	296,536	3,083,974
J&J Snack Foods Corp.	45,273	7,069,832
John B. Sanfilippo & Son, Inc.	25,856	1,630,479
Lancaster Colony Corp.	56,834	9,740,211
Landec Corp. (a)	81,642	1,117,679
Limoneira Co.	44,823	1,104,887
nLIGHT, Inc. (a)(b)	20,971	374,123
Sanderson Farms, Inc.(b)	61,625	6,063,284
Seneca Foods Corp. Class A (a)	21,923	693,424
The Simply Good Foods Co. (a)	181,349	3,438,377
Tootsie Roll Industries, Inc. (b)	49,028	1,547,814
		69,694,920
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	33,486	1,087,625
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,094	3,531,137
Funko, Inc. (a)(b)	31,461	593,040
Oil-Dri Corp. of America	14,933	461,878
WD-40 Co. (b)	41,150	6,875,342
		12,549,022
Personal Products - 0.4%
Edgewell Personal Care Co. (a)(b)	162,676	7,805,194
elf Beauty, Inc. (a)(b)	66,424	704,759
Inter Parfums, Inc.	52,301	3,085,236
MediFast, Inc.	35,240	7,459,603
Natural Health Trends Corp. (b)	22,093	502,395
Nature's Sunshine Products, Inc. (a)	24,580	217,533
Revlon, Inc. (a)(b)	24,303	510,363
USANA Health Sciences, Inc. (a)	38,189	4,468,877
		24,753,960
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	349,735	846,359
Pyxus International, Inc. (a)(b)	25,038	594,402
Turning Point Brands, Inc.	23,862	980,728
Universal Corp.	74,360	5,046,070
Vector Group Ltd. (b)	306,871	4,148,896
		11,616,455

TOTAL CONSUMER STAPLES		174,609,195

ENERGY - 4.4%
Energy Equipment & Services - 1.5%
ACM Research, Inc. (a)(b)	24,344	232,485
Archrock, Inc.	382,435	3,923,783
Basic Energy Services, Inc. (a)	57,343	445,555
Bristow Group, Inc. (a)(b)	101,403	1,116,447
C&J Energy Services, Inc. (a)	194,132	3,645,799
Carbo Ceramics, Inc. (a)(b)	59,800	288,834
Dawson Geophysical Co.	64,243	360,403
Diamond Offshore Drilling, Inc. (a)(b)	195,028	2,765,497
Dril-Quip, Inc. (a)(b)	112,700	4,796,512
Era Group, Inc. (a)	60,796	688,211
Exterran Corp. (a)	97,562	2,038,070
Forum Energy Technologies, Inc. (a)	243,868	2,185,057
Frank's International NV (a)(b)	220,496	1,565,522
FTS International, Inc. (a)	98,020	1,255,636
GulfMark Offshore, Inc. (a)	11,974	403,404
Helix Energy Solutions Group, Inc. (a)	423,332	3,606,789
Independence Contract Drilling, Inc. (a)	103,281	414,157
ION Geophysical Corp. (a)	31,798	375,534
Key Energy Services, Inc. (a)	29,504	267,011
KLX Energy Services Holdings, Inc. (a)	60,485	1,747,412
Liberty Oilfield Services, Inc. Class A (b)	134,987	2,562,053
Mammoth Energy Services, Inc.	38,274	955,319
Matrix Service Co. (a)	79,634	1,618,959
McDermott International, Inc. (a)(b)	541,551	4,186,189
Natural Gas Services Group, Inc. (a)	37,245	718,829
NCS Multistage Holdings, Inc. (a)(b)	29,605	334,537
Newpark Resources, Inc. (a)	268,511	2,204,475
Noble Corp. (a)	742,300	3,726,346
Nuverra Environmental Solutions, Inc. (a)	3,699	41,577
Ocean Rig UDW, Inc. (United States) (a)	164,113	4,970,983
Oceaneering International, Inc. (a)	297,365	5,632,093
Oil States International, Inc. (a)(b)	179,424	3,995,772
PHI, Inc. (non-vtg.) (a)	33,846	263,660
Pioneer Energy Services Corp. (a)	227,973	677,080
Profire Energy, Inc. (a)	69,587	158,658
Quintana Energy Services, Inc. (a)	18,048	115,327
RigNet, Inc. (a)	41,936	717,106
Rowan Companies PLC (a)(b)	385,814	6,138,301
SEACOR Holdings, Inc. (a)	51,468	2,469,949
SEACOR Marine Holdings, Inc. (a)	49,913	912,410
Smart Sand, Inc. (a)(b)	64,311	178,141
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	80,450	1,061,940
Superior Energy Services, Inc. (a)	461,532	3,613,796
TETRA Technologies, Inc. (a)	362,760	1,077,397
Tidewater, Inc. (a)(b)	72,175	1,937,899
U.S. Silica Holdings, Inc. (b)	235,449	3,296,286
Unit Corp. (a)	157,481	3,642,536
		89,329,736
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	474,168	872,469
Adams Resources & Energy, Inc.	6,290	255,060
Alta Mesa Resources, Inc. Class A (a)(b)	305,328	961,783
Amyris, Inc. (a)(b)	93,177	694,169
Approach Resources, Inc. (a)(b)	130,069	217,215
Arch Coal, Inc.	54,809	5,256,183
Ardmore Shipping Corp. (a)	100,063	646,407
Berry Petroleum Corp.	39,328	550,592
Bonanza Creek Energy, Inc. (a)	56,791	1,462,368
California Resources Corp. (a)(b)	135,920	4,259,733
Callon Petroleum Co. (a)(b)	691,614	6,895,392
Carrizo Oil & Gas, Inc. (a)	262,915	4,787,682
Clean Energy Fuels Corp. (a)	410,528	907,267
Cloud Peak Energy, Inc. (a)	221,247	378,332
CONSOL Energy, Inc. (a)	84,490	3,366,082
CVR Energy, Inc.	47,499	2,042,457
Delek U.S. Holdings, Inc.	252,251	9,262,657
Denbury Resources, Inc. (a)(b)	1,382,499	4,769,622
DHT Holdings, Inc.	276,629	1,391,444
Dorian Lpg Ltd. (a)	82,859	658,729
Earthstone Energy, Inc. (a)	56,671	466,402
Eclipse Resources Corp. (a)(b)	253,672	289,186
Energy Fuels, Inc. (a)(b)	246,330	823,314
EP Energy Corp. (a)(b)	119,110	214,398
Evolution Petroleum Corp.	76,881	791,874
Frontline Ltd. (NY Shares) (a)(b)	231,918	1,658,214
GasLog Ltd. (b)	122,611	2,508,621
Golar LNG Ltd. (b)	286,123	7,662,374
Goodrich Petroleum Corp. (a)	27,088	408,216
Green Plains, Inc.	118,192	2,013,992
Gulfport Energy Corp. (a)	525,256	4,785,082
Halcon Resources Corp. (a)(b)	401,675	1,333,561
Hallador Energy Co.	50,783	333,136
Highpoint Resources, Inc. (a)	327,513	1,218,348
International Seaways, Inc. (a)	65,784	1,415,014
Isramco, Inc. (a)	2,139	232,830
Jagged Peak Energy, Inc. (a)(b)	193,371	2,382,331
Laredo Petroleum, Inc. (a)	467,839	2,451,476
Lilis Energy, Inc. (a)	133,097	359,362
Matador Resources Co. (a)	318,759	9,193,010
Midstates Petroleum Co., Inc. (a)	46,309	333,888
NACCO Industries, Inc. Class A	10,967	378,800
Nextdecade Corp. (a)(b)	22,888	118,789
Nine Energy Service, Inc. (a)	44,772	1,657,907
Nordic American Tanker Shipping Ltd. (b)	419,846	1,087,401
Northern Oil & Gas, Inc. (a)(b)	584,966	1,719,800
Oasis Petroleum, Inc. (a)	814,804	8,196,928
Overseas Shipholding Group, Inc. (a)	169,658	532,726
Panhandle Royalty Co. Class A	46,934	834,956
Par Pacific Holdings, Inc. (a)	93,682	1,656,298
PDC Energy, Inc. (a)	200,446	8,508,933
Peabody Energy Corp.	236,406	8,380,593
Penn Virginia Corp. (a)	37,414	2,573,335
Ramaco Resources, Inc. (a)(b)	17,385	129,518
Renewable Energy Group, Inc. (a)(b)	111,155	3,454,697
Resolute Energy Corp. (a)(b)	65,806	1,831,381
Rex American Resources Corp. (a)(b)	17,192	1,275,131
Ring Energy, Inc. (a)	172,512	1,230,011
Sanchez Energy Corp. (a)(b)	235,184	390,405
SandRidge Energy, Inc. (a)	92,100	824,295
Scorpio Tankers, Inc. (b)	882,706	1,580,044
SemGroup Corp. Class A	237,958	4,399,843
Ship Finance International Ltd. (NY Shares) (b)	250,524	3,131,550
SilverBow Resources, Inc. (a)	21,285	558,944
Southwestern Energy Co. (a)(b)	1,779,648	9,503,320
SRC Energy, Inc. (a)	727,560	5,151,125
Talos Energy, Inc. (a)	60,724	1,582,467
Teekay Corp. (b)	206,452	1,368,777
Teekay Tankers Ltd. (b)	568,317	630,832
Tellurian, Inc. (a)(b)	258,180	2,065,440
Ultra Petroleum Corp. (a)(b)	473,448	568,138
Uranium Energy Corp. (a)(b)	473,245	629,416
W&T Offshore, Inc. (a)	280,027	1,887,382
WildHorse Resource Development Corp. (a)(b)	82,356	1,746,771
World Fuel Services Corp.	202,446	6,478,272
Zion Oil & Gas, Inc. (a)(b)	157,788	176,723
		176,751,220

TOTAL ENERGY		266,080,956

FINANCIALS - 17.9%
Banks - 9.7%
1st Constitution Bancorp	22,255	449,996
1st Source Corp.	47,299	2,203,660
Access National Corp.	47,582	1,235,705
ACNB Corp.	20,706	830,311
Allegiance Bancshares, Inc. (a)	35,575	1,377,108
Amalgamated Bank	29,327	568,944
American National Bankshares, Inc.	25,342	914,593
Ameris Bancorp	127,358	5,462,385
Ames National Corp.	25,948	713,311
Arrow Financial Corp.	36,740	1,291,044
Atlantic Capital Bancshares, Inc. (a)	77,232	1,163,886
Auburn National Bancorp., Inc.	6,914	278,496
Banc of California, Inc. (b)	129,219	2,061,043
BancFirst Corp.	54,265	3,113,726
Bancorp, Inc., Delaware (a)	152,199	1,598,090
BancorpSouth Bank	283,608	8,139,550
Bank of Commerce Holdings	46,914	560,153
Bank of Marin Bancorp	20,379	1,732,011
Bankwell Financial Group, Inc.	18,636	565,044
Banner Corp.	96,818	5,598,017
Bar Harbor Bankshares	46,210	1,181,590
BayCom Corp.	31,455	760,896
BCB Bancorp, Inc.	39,217	487,859
Berkshire Hills Bancorp, Inc.	123,800	4,131,206
Blue Hills Bancorp, Inc.	70,642	1,639,601
Boston Private Financial Holdings, Inc.	251,431	3,394,319
Bridge Bancorp, Inc.	50,114	1,488,386
Bridgewater Bancshares, Inc. (a)	14,482	160,750
Brookline Bancorp, Inc., Delaware	237,249	3,677,360
Bryn Mawr Bank Corp.	60,019	2,397,159
Business First Bancshares, Inc. (b)	32,760	863,881
Byline Bancorp, Inc. (a)	49,377	1,086,294
C & F Financial Corp.	9,882	479,771
Cadence Bancorp Class A	218,200	4,813,492
Cambridge Bancorp (b)	11,239	960,935
Camden National Corp.	46,546	1,887,440
Capital City Bank Group, Inc.	34,031	806,535
Capstar Financial Holdings, Inc.	22,867	337,974
Carolina Financial Corp.	63,436	2,099,097
Cathay General Bancorp	232,158	8,745,392
CB Financial Services, Inc.	13,611	377,433
CBTX, Inc. (b)	56,310	1,871,181
Centerstate Banks of Florida, Inc.	276,909	6,806,423
Central Pacific Financial Corp.	86,376	2,335,607
Central Valley Community Bancorp	34,453	697,329
Century Bancorp, Inc. Class A (non-vtg.)	8,608	646,633
Chemical Financial Corp.	214,560	10,054,282
Chemung Financial Corp.	9,904	430,527
Citizens & Northern Corp.	35,617	896,836
City Holding Co.	46,246	3,412,030
Civista Bancshares, Inc.	41,709	965,980
CNB Financial Corp., Pennsylvania	43,744	1,119,846
Coastal Financial Corp. of Washington (a)	18,516	302,366
Codorus Valley Bancorp, Inc.	27,010	709,013
Columbia Banking Systems, Inc.	220,635	8,183,352
Community Bank System, Inc.	151,047	8,819,634
Community Bankers Trust Corp. (a)	63,643	542,238
Community Financial Corp.	14,626	440,974
Community Trust Bancorp, Inc.	46,705	2,125,545
ConnectOne Bancorp, Inc.	90,160	1,869,017
County Bancorp, Inc.	14,783	307,708
Customers Bancorp, Inc. (a)	88,412	1,811,562
CVB Financial Corp.	336,877	7,360,762
Eagle Bancorp, Inc. (a)	95,848	4,712,846
Enterprise Bancorp, Inc.	29,023	939,765
Enterprise Financial Services Corp.	68,423	2,972,979
Equity Bancshares, Inc. (a)	40,477	1,460,815
Esquire Financial Holdings, Inc. (a)(b)	18,181	435,980
Evans Bancorp, Inc.	13,845	609,180
Farmers & Merchants Bancorp, Inc.	26,806	1,089,664
Farmers National Banc Corp.	75,294	986,351
FCB Financial Holdings, Inc. Class A (a)	128,072	5,011,457
Fidelity D & D Bancorp, Inc. (b)	8,554	561,741
Fidelity Southern Corp.	66,274	1,538,882
Financial Institutions, Inc.	46,205	1,319,153
First Bancorp, North Carolina	89,022	3,284,022
First Bancorp, Puerto Rico (a)	644,862	5,952,076
First Bancshares, Inc.	37,516	1,352,077
First Bank Hamilton New Jersey	48,408	575,087
First Busey Corp.	131,305	3,666,036
First Business Finance Services, Inc.	24,584	514,543
First Choice Bancorp (b)	27,989	629,753
First Commonwealth Financial Corp.	300,294	4,053,969
First Community Bankshares, In	48,896	1,688,379
First Community Corp.	21,458	468,857
First Financial Bancorp, Ohio	288,111	7,539,865
First Financial Bankshares, Inc. (b)	195,745	11,546,998
First Financial Corp., Indiana	35,964	1,649,309
First Financial Northwest, Inc.	25,030	378,203
First Foundation, Inc. (a)	114,736	1,859,871
First Guaranty Bancshares, Inc. (b)	13,965	319,100
First Internet Bancorp	29,302	755,113
First Interstate Bancsystem, Inc.	98,963	4,103,006
First Merchants Corp.	148,358	6,173,176
First Mid-Illinois Bancshares, Inc.	38,354	1,429,837
First Midwest Bancorp, Inc., Delaware	308,962	7,093,768
First Northwest Bancorp	27,659	403,821
First of Long Island Corp.	74,052	1,496,591
First Savings Financial Group, Inc.	5,355	346,040
First United Corp.	19,916	358,488
Flushing Financial Corp.	82,624	1,874,739
Franklin Financial Network, Inc. (a)	38,674	1,311,049
Fulton Financial Corp.	519,774	8,321,582
German American Bancorp, Inc.	63,453	2,012,095
Glacier Bancorp, Inc.	255,693	10,841,383
Great Southern Bancorp, Inc.	33,407	1,808,989
Great Western Bancorp, Inc.	178,525	6,542,941
Green Bancorp, Inc.	79,869	1,477,577
Guaranty Bancorp	77,444	2,015,093
Guaranty Bancshares, Inc. Texas	23,162	690,691
Hancock Whitney Corp.	256,114	10,746,543
Hanmi Financial Corp.	96,183	2,017,919
HarborOne Bancorp, Inc. (a)	43,262	787,368
Heartland Financial U.S.A., Inc.	88,594	4,707,885
Heritage Commerce Corp.	120,454	1,747,788
Heritage Financial Corp., Washington	110,013	3,599,625
Hilltop Holdings, Inc.	216,225	4,302,878
Home Bancshares, Inc.	479,425	9,128,252
HomeTrust Bancshares, Inc.	52,879	1,441,482
Hope Bancorp, Inc.	375,897	5,442,989
Horizon Bancorp, Inc. Indiana	111,191	1,863,561
Howard Bancorp, Inc. (a)(b)	39,484	628,190
IBERIABANK Corp.	166,621	12,411,598
Independent Bank Corp.	66,528	1,472,265
Independent Bank Corp., Massachusetts	82,172	6,446,393
Independent Bank Group, Inc.	63,550	3,680,181
International Bancshares Corp.	166,743	6,452,954
Investar Holding Corp.	26,465	690,472
Investors Bancorp, Inc.	739,389	8,266,369
Lakeland Bancorp, Inc.	135,204	2,226,810
Lakeland Financial Corp.	73,200	3,149,796
LCNB Corp.	27,085	460,174
LegacyTexas Financial Group, Inc.	143,097	5,513,527
Live Oak Bancshares, Inc. (b)	76,770	1,412,568
Luther Burbank Corp.	61,167	591,485
Macatawa Bank Corp.	77,465	840,495
MB Financial, Inc.	249,639	11,081,475
MBT Financial Corp.	54,579	622,746
Mercantile Bank Corp.	49,043	1,557,606
Merchants Bancorp/IN	48,779	1,121,917
Metropolitan Bank Holding Corp. (a)	20,143	742,471
Mid Penn Bancorp, Inc.	13,713	366,960
Middlefield Banc Corp.	8,862	411,374
Midland States Bancorp, Inc.	62,987	1,698,759
Midsouth Bancorp, Inc.	45,270	601,186
MidWestOne Financial Group, Inc.	33,238	957,587
MutualFirst Financial, Inc.	17,297	614,216
MVB Financial Corp.	25,234	462,287
National Bank Holdings Corp.	86,557	2,922,164
National Bankshares, Inc.	20,156	870,336
National Commerce Corp. (a)	53,807	1,996,240
NBT Bancorp, Inc.	130,798	4,772,819
Nicolet Bankshares, Inc. (a)	24,835	1,326,189
Northeast Bancorp	22,283	419,143
Northrim Bancorp, Inc.	20,521	780,414
Norwood Financial Corp.	17,158	652,004
Oak Valley Bancorp Oakdale California (b)	20,244	367,429
OFG Bancorp	130,467	2,229,681
Ohio Valley Banc Corp.	12,278	428,993
Old Line Bancshares, Inc.	47,230	1,414,066
Old National Bancorp, Indiana	455,727	8,134,727
Old Second Bancorp, Inc.	87,696	1,247,037
OP Bancorp (a)(b)	37,116	385,264
Opus Bank	59,505	1,130,000
Origin Bancorp, Inc. (b)	52,639	1,966,067
Orrstown Financial Services, Inc.	22,307	451,940
Pacific City Financial Corp.	35,577	582,395
Pacific Mercantile Bancorp (a)	45,045	372,522
Pacific Premier Bancorp, Inc. (a)	136,940	4,002,756
Park National Corp.	42,099	3,847,849
Parke Bancorp, Inc.	20,846	411,500
PCSB Financial Corp.	50,442	944,274
Peapack-Gladstone Financial Corp.	55,353	1,493,977
Penns Woods Bancorp, Inc.	13,222	535,491
People's Utah Bancorp	46,509	1,558,517
Peoples Bancorp of North Carolina	13,859	385,835
Peoples Bancorp, Inc.	53,398	1,827,814
Peoples Financial Services Corp.	20,565	876,275
Preferred Bank, Los Angeles	42,704	2,195,413
Premier Financial Bancorp, Inc.	35,335	626,843
QCR Holdings, Inc.	39,510	1,439,349
Reliant Bancorp, Inc. (b)	30,120	722,880
Renasant Corp.	144,667	5,045,985
Republic Bancorp, Inc., Kentucky Class A	28,584	1,282,564
Republic First Bancorp, Inc. (a)	131,297	886,255
S&T Bancorp, Inc.	103,517	4,152,067
Sandy Spring Bancorp, Inc.	104,004	3,697,342
SB One Bancorp	21,822	526,565
Seacoast Banking Corp., Florida (a)	138,416	3,641,725
Select Bancorp, Inc. New (a)	34,679	427,245
ServisFirst Bancshares, Inc.	139,754	5,028,349
Shore Bancshares, Inc.	38,049	613,350
Sierra Bancorp	42,441	1,155,668
Simmons First National Corp. Class A	273,353	7,320,393
SmartFinancial, Inc. (a)	34,119	693,980
South State Corp.	110,106	7,450,873
Southern First Bancshares, Inc. (a)	20,554	738,094
Southern National Bancorp of Virginia, Inc.	58,859	889,359
Southside Bancshares, Inc.	101,648	3,220,209
Spirit of Texas Bancshares, Inc. (a)	6,067	126,618
State Bank Financial Corp.	114,884	2,937,584
Stock Yards Bancorp, Inc.	64,789	2,054,459
Summit Financial Group, Inc.	32,435	684,379
The Bank of NT Butterfield & Son Ltd.	164,628	6,632,862
The Bank of Princeton	17,192	485,674
The First Bancorp, Inc.	30,460	869,938
Tompkins Financial Corp.	45,396	3,319,809
TowneBank	197,714	5,561,695
Trico Bancshares	76,716	2,763,310
TriState Capital Holdings, Inc. (a)	74,044	1,867,390
Triumph Bancorp, Inc. (a)	72,322	2,593,467
Trustmark Corp.	203,342	6,262,934
UMB Financial Corp.	136,201	8,696,434
Union Bankshares Corp.	198,167	6,765,421
Union Bankshares, Inc.	11,275	534,999
United Bankshares, Inc., West Virginia	300,697	9,974,119
United Community Bank, Inc.	237,289	5,901,377
United Security Bancshares, California	38,062	408,025
Unity Bancorp, Inc.	23,080	488,604
Univest Corp. of Pennsylvania	86,786	2,166,179
Valley National Bancorp	969,578	9,676,388
Veritex Holdings, Inc. (a)	70,718	1,666,116
Washington Trust Bancorp, Inc.	45,401	2,331,341
WesBanco, Inc.	156,893	6,291,409
West Bancorp., Inc.	47,013	1,033,816
Westamerica Bancorp. (b)	77,484	4,510,344
		586,477,293
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	83,854	705,212
Artisan Partners Asset Management, Inc.	144,209	3,952,769
Ashford, Inc.	1,708	107,672
Associated Capital Group, Inc.	8,475	328,491
B. Riley Financial, Inc.	61,778	1,189,227
Blucora, Inc. (a)	143,176	4,140,650
Cohen & Steers, Inc.	66,956	2,570,441
Cowen Group, Inc. Class A (a)(b)	85,513	1,265,592
Diamond Hill Investment Group, Inc.	9,814	1,689,775
Federated Investors, Inc. Class B (non-vtg.)	291,808	7,198,903
Gain Capital Holdings, Inc. (b)	82,239	628,306
GAMCO Investors, Inc. Class A	12,109	248,477
Greenhill & Co., Inc. (b)	58,555	1,291,138
Hamilton Lane, Inc. Class A	44,929	1,724,375
Houlihan Lokey	100,341	4,132,042
INTL FCStone, Inc. (a)	46,065	2,085,823
Investment Technology Group, Inc.	98,062	2,694,744
Ladenburg Thalmann Financial Services, Inc.	302,976	839,244
Moelis & Co. Class A	134,239	5,417,886
OM Asset Management Ltd.	241,443	2,752,450
Oppenheimer Holdings, Inc. Class A (non-vtg.)	28,906	889,149
Piper Jaffray Companies	44,164	3,064,098
PJT Partners, Inc.	59,977	2,719,357
Pzena Investment Management, Inc.	53,379	536,993
Rosehill Resources, Inc. (a)	3,363	17,689
Safeguard Scientifics, Inc. (a)	58,409	499,397
Siebert Financial Corp. (a)(b)	22,558	310,173
Silvercrest Asset Management Group Class A	24,089	346,400
Stifel Financial Corp.	208,760	9,544,507
Value Line, Inc.	3,188	80,497
Virtus Investment Partners, Inc.	20,835	2,069,749
Waddell & Reed Financial, Inc. Class A (b)	234,696	4,475,653
Westwood Holdings Group, Inc.	24,952	1,056,717
WisdomTree Investments, Inc.	351,064	2,727,767
		73,301,363
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	36,328	511,135
Elevate Credit, Inc. (a)	62,539	266,416
Encore Capital Group, Inc. (a)(b)	78,182	1,986,605
Enova International, Inc. (a)	100,267	2,371,315
EZCORP, Inc. (non-vtg.) Class A (a)(b)	150,998	1,500,920
First Cash Financial Services, Inc.	130,995	10,531,998
Green Dot Corp. Class A (a)	145,671	11,033,122
LendingClub Corp. (a)(b)	950,149	3,068,981
Nelnet, Inc. Class A	55,855	3,144,078
PRA Group, Inc. (a)(b)	134,216	4,139,221
Regional Management Corp. (a)	27,859	804,011
World Acceptance Corp. (a)(b)	18,721	1,899,994
		41,257,796
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	103,987	2,540,402
Allakos, Inc. (a)(b)	24,976	1,207,590
Banco Latinoamericano de Comercio Exterior SA Series E	91,845	1,576,060
Cannae Holdings, Inc. (a)	207,283	3,828,517
Columbia Financial, Inc. (b)	148,849	2,244,643
ConvergeOne Holdings, Inc.	79,454	740,511
Donnelley Financial Solutions, Inc. (a)	101,383	1,576,506
FB Financial Corp.	49,202	1,794,889
FGL Holdings Class A (a)	425,775	3,363,623
Focus Financial Partners, Inc. Class A (b)	56,563	2,160,707
Granite Point Mortgage Trust, Inc.	129,050	2,401,621
Level One Bancorp, Inc.	4,028	109,441
Marlin Business Services Corp.	25,908	688,635
Neon Therapeutics, Inc. (b)	18,239	106,881
On Deck Capital, Inc. (a)	155,372	1,072,067
RBB Bancorp	43,278	933,939
Senseonics Holdings, Inc. (a)(b)	261,305	969,442
		27,315,474
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	136,094	2,800,815
American Equity Investment Life Holding Co.	269,618	8,417,474
Amerisafe, Inc.	57,379	3,734,799
AmTrust Financial Services, Inc. (b)	334,199	4,792,414
Argo Group International Holdings, Ltd.	97,806	6,025,828
Citizens, Inc. Class A (a)(b)	149,597	1,175,832
CNO Financial Group, Inc.	494,095	9,338,396
Crawford & Co. Class B	33,738	310,727
Donegal Group, Inc. Class A	27,033	363,053
eHealth, Inc. (a)	56,492	1,941,065
EMC Insurance Group	27,232	652,751
Employers Holdings, Inc.	96,837	4,450,629
Enstar Group Ltd. (a)	36,204	6,574,646
FBL Financial Group, Inc. Class A	29,731	2,050,844
Fednat Holding Co.	34,749	748,146
Genworth Financial, Inc. Class A (a)	1,519,119	6,501,829
Global Indemnity Ltd.	25,574	915,549
Greenlight Capital Re, Ltd. (a)(b)	90,013	1,043,251
Hallmark Financial Services, Inc. (a)	38,782	432,031
HCI Group, Inc.	22,032	962,137
Health Insurance Innovations, Inc. (a)(b)	38,471	1,881,232
Heritage Insurance Holdings, Inc. (b)	60,225	840,741
Horace Mann Educators Corp.	124,198	4,878,497
Independence Holding Co.	14,032	508,099
Investors Title Co.	4,169	758,758
James River Group Holdings Ltd.	77,978	3,002,153
Kemper Corp.	158,832	11,942,578
Kingstone Companies, Inc.	27,721	471,257
Kinsale Capital Group, Inc.	58,797	3,510,769
Maiden Holdings Ltd.	203,252	713,415
MBIA, Inc. (a)(b)	266,341	2,636,776
National General Holdings Corp.	185,599	5,170,788
National Western Life Group, Inc.	6,890	1,855,339
Navigators Group, Inc.	62,308	4,308,598
NI Holdings, Inc. (a)	28,372	443,738
Primerica, Inc.	129,812	14,245,569
ProAssurance Corp.	160,255	7,038,400
Protective Insurance Corp. Class B	28,445	655,657
RLI Corp.	118,146	8,734,534
Safety Insurance Group, Inc.	44,073	3,670,399
Selective Insurance Group, Inc.	174,649	11,325,988
State Auto Financial Corp.	50,416	1,602,725
Stewart Information Services Corp.	70,360	2,904,461
Third Point Reinsurance Ltd. (a)	236,012	2,610,293
Tiptree, Inc.	78,426	461,929
Trupanion, Inc. (a)(b)	75,846	1,915,870
United Fire Group, Inc.	63,272	3,405,932
United Insurance Holdings Corp.	62,529	1,233,072
Universal Insurance Holdings, Inc.	95,470	4,007,831
		169,967,614
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	83,762	1,449,083
Anworth Mortgage Asset Corp.	291,517	1,271,014
Apollo Commercial Real Estate Finance, Inc. (b)	371,133	6,943,898
Arbor Realty Trust, Inc. (b)	196,365	2,372,089
Ares Commercial Real Estate Corp.	82,906	1,199,650
Armour Residential REIT, Inc.	124,624	2,714,311
Blackstone Mortgage Trust, Inc. (b)	333,804	11,262,547
Capstead Mortgage Corp.	275,689	1,891,227
Cherry Hill Mortgage Investment Corp.	50,685	907,768
Dynex Capital, Inc.	165,525	958,390
Exantas Capital Corp.	92,309	1,046,784
Great Ajax Corp.	48,132	627,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	155,402	3,224,592
Invesco Mortgage Capital, Inc.	339,821	5,124,501
Ladder Capital Corp. Class A	261,399	4,401,959
New York Mortgage Trust, Inc. (b)	435,651	2,674,897
Orchid Island Capital, Inc.	155,872	1,019,403
PennyMac Mortgage Investment Trust	180,180	3,479,276
Redwood Trust, Inc.	246,865	4,053,523
TPG RE Finance Trust, Inc.	105,335	2,087,740
Western Asset Mortgage Capital Corp.	120,586	1,202,242
ZAIS Financial Corp.	53,917	826,008
		60,738,543
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	21,236	1,611,388
Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	41,378	584,257
Beneficial Bancorp, Inc.	207,647	3,245,523
BofI Holding, Inc. (a)(b)	178,054	5,405,719
BSB Bancorp, Inc. (a)	25,200	725,760
Capitol Federal Financial, Inc.	388,207	4,817,649
Dime Community Bancshares, Inc.	98,420	1,586,530
Entegra Financial Corp. (a)	20,433	463,625
ESSA Bancorp, Inc.	28,269	456,544
Essent Group Ltd. (a)	289,169	11,399,042
Farmer Mac Class C (non-vtg.)	27,314	1,907,610
First Defiance Financial Corp.	60,342	1,642,509
Flagstar Bancorp, Inc. (a)	90,156	2,775,903
FS Bancorp, Inc. (b)	9,698	437,768
Greene County Bancorp, Inc. (b)	8,836	283,371
Hingham Institution for Savings	3,998	813,993
Home Bancorp, Inc.	23,345	927,730
HomeStreet, Inc. (a)	75,048	1,949,747
Impac Mortgage Holdings, Inc. (a)(b)	28,110	145,891
Kearny Financial Corp.	291,516	3,772,217
LendingTree, Inc. (a)(b)	23,989	4,838,341
Malvern Bancorp, Inc. (a)	19,613	398,340
Meridian Bancorp, Inc. Maryland	144,241	2,284,777
Meta Financial Group, Inc.	84,098	2,122,634
MGIC Investment Corp. (a)	1,089,061	13,297,435
NMI Holdings, Inc. (a)	187,231	3,958,063
Northfield Bancorp, Inc.	130,936	1,724,427
Northwest Bancshares, Inc.	288,793	4,661,119
OceanFirst Financial Corp.	142,554	3,609,467
Oconee Federal Financial Corp.	2,735	67,308
Ocwen Financial Corp. (a)	354,948	1,242,318
Oritani Financial Corp.	120,412	1,759,219
PDL Community Bancorp (b)	25,475	349,262
PennyMac Financial Services, Inc.	59,818	1,195,762
Provident Bancorp, Inc. (a)	13,109	328,118
Provident Financial Services, Inc.	187,660	4,578,904
Prudential Bancorp, Inc.	26,594	477,894
Radian Group, Inc.	650,546	12,483,978
Riverview Bancorp, Inc.	63,659	539,192
SI Financial Group, Inc.	34,166	452,358
Southern Missouri Bancorp, Inc.	21,209	714,107
Sterling Bancorp, Inc.	68,015	703,955
Territorial Bancorp, Inc.	23,033	627,419
Timberland Bancorp, Inc.	19,473	565,106
Trustco Bank Corp., New York	281,417	2,107,813
United Community Financial Corp.	146,219	1,337,904
United Financial Bancorp, Inc. New	152,493	2,356,017
Walker & Dunlop, Inc.	83,173	3,489,939
Washington Federal, Inc.	251,953	7,094,996
Waterstone Financial, Inc.	75,945	1,240,941
Westfield Financial, Inc.	79,118	794,345
WMI Holdings Corp. (a)(b)	78,173	1,132,727
WSFS Financial Corp.	90,631	3,854,536
		129,730,109

TOTAL FINANCIALS		1,090,399,580

HEALTH CARE - 15.8%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	94,240	810,464
ACADIA Pharmaceuticals, Inc. (a)(b)	296,957	5,784,722
Acceleron Pharma, Inc. (a)(b)	116,339	5,906,531
Achaogen, Inc. (a)(b)	94,852	365,180
Achillion Pharmaceuticals, Inc. (a)	409,531	1,171,259
Acorda Therapeutics, Inc. (a)	131,081	2,504,958
Adamas Pharmaceuticals, Inc. (a)(b)	65,729	1,087,815
ADMA Biologics, Inc. (a)(b)	58,897	316,277
Aduro Biotech, Inc. (a)(b)	191,525	812,066
Adverum Biotechnologies, Inc. (a)(b)	164,495	690,879
Aeglea BioTherapeutics, Inc. (a)	49,165	424,294
Agenus, Inc. (a)(b)	263,628	419,169
Aimmune Therapeutics, Inc. (a)(b)	130,218	3,461,194
Akebia Therapeutics, Inc. (a)	151,876	1,137,551
Albireo Pharma, Inc. (a)	27,411	732,148
Alder Biopharmaceuticals, Inc. (a)(b)	175,234	2,225,472
Aldeyra Therapeutics, Inc. (a)	51,280	552,286
Allena Pharmaceuticals, Inc. (a)	35,183	289,556
AMAG Pharmaceuticals, Inc. (a)(b)	103,072	2,216,048
Amicus Therapeutics, Inc. (a)(b)	569,031	6,361,767
AnaptysBio, Inc. (a)(b)	57,088	4,265,615
Apellis Pharmaceuticals, Inc. (a)(b)	108,688	1,520,545
Aptinyx, Inc.	40,125	1,044,855
Arbutus Biopharma Corp. (a)(b)	103,943	440,718
Arcus Biosciences, Inc.	26,873	270,074
Ardelyx, Inc. (a)	132,334	363,919
Arena Pharmaceuticals, Inc. (a)	149,244	5,322,041
ArQule, Inc. (a)	326,561	1,263,791
Array BioPharma, Inc. (a)	615,555	9,971,991
Arrowhead Pharmaceuticals, Inc. (a)(b)	261,734	3,329,256
Arsanis, Inc. (a)	15,141	20,289
Atara Biotherapeutics, Inc. (a)(b)	126,172	4,311,297
Athersys, Inc. (a)(b)	341,005	637,679
Audentes Therapeutics, Inc. (a)	97,845	2,759,229
AVEO Pharmaceuticals, Inc. (a)(b)	313,064	767,007
Avid Bioservices, Inc. (a)	152,698	800,138
AVROBIO, Inc.	18,358	551,841
Bellicum Pharmaceuticals, Inc. (a)(b)	121,011	492,515
BioCryst Pharmaceuticals, Inc. (a)(b)	328,276	2,402,980
Biohaven Pharmaceutical Holding Co. Ltd. (a)	85,473	3,081,302
Biospecifics Technologies Corp. (a)	17,354	1,063,280
BioTime, Inc. (a)(b)	271,102	528,649
Blueprint Medicines Corp. (a)	124,846	7,586,891
Calithera Biosciences, Inc. (a)	93,422	440,952
Calyxt, Inc. (a)	17,198	207,064
Cara Therapeutics, Inc. (a)(b)	98,125	1,838,863
CareDx, Inc. (a)	100,233	2,617,084
CASI Pharmaceuticals, Inc. (a)(b)	149,573	490,599
Catalyst Biosciences, Inc. (a)(b)	36,079	321,103
Catalyst Pharmaceutical Partners, Inc. (a)	289,008	861,244
Celcuity, Inc. (a)	17,559	492,530
Cellular Biomedicine Group, Inc. (a)(b)	34,872	443,572
ChemoCentryx, Inc. (a)	67,352	728,749
Chimerix, Inc. (a)	134,034	467,779
Clovis Oncology, Inc. (a)(b)	144,173	1,676,732
CohBar, Inc. (a)(b)	68,715	263,178
Coherus BioSciences, Inc. (a)	156,166	1,825,581
Concert Pharmaceuticals, Inc. (a)	63,490	947,271
Constellation Pharmaceuticals, Inc. (b)	11,643	71,954
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	150,390	1,001,597
Corvus Pharmaceuticals, Inc. (a)	42,275	320,867
Crinetics Pharmaceuticals, Inc. (a)(b)	20,980	522,612
CTI BioPharma Corp. (a)	147,225	253,227
Cue Biopharma, Inc. (a)(b)	53,751	340,781
Cytokinetics, Inc. (a)	138,491	926,505
CytomX Therapeutics, Inc. (a)	133,978	1,910,526
Deciphera Pharmaceuticals, Inc. (a)	26,553	536,105
Denali Therapeutics, Inc. (a)(b)	137,139	1,984,401
Dicerna Pharmaceuticals, Inc. (a)(b)	136,622	1,797,946
Dynavax Technologies Corp. (a)(b)	188,073	1,860,042
Eagle Pharmaceuticals, Inc. (a)(b)	31,840	1,567,802
Editas Medicine, Inc. (a)(b)	138,459	3,507,166
Eidos Therapeutics, Inc. (b)	21,004	256,879
Emergent BioSolutions, Inc. (a)	134,408	8,224,426
Enanta Pharmaceuticals, Inc. (a)	50,393	3,888,324
Epizyme, Inc. (a)(b)	157,486	1,267,762
Esperion Therapeutics, Inc. (a)(b)	69,289	3,147,799
Evelo Biosciences, Inc. (b)	15,525	141,433
Fate Therapeutics, Inc. (a)(b)	151,132	1,883,105
Fennec Pharmaceuticals, Inc. (a)(b)	33,683	245,212
FibroGen, Inc. (a)	225,747	9,677,774
Five Prime Therapeutics, Inc. (a)	101,880	1,236,823
Flexion Therapeutics, Inc. (a)(b)	101,122	1,369,192
Fortress Biotech, Inc. (a)(b)	100,766	83,978
Forty Seven, Inc.	26,259	324,036
Genomic Health, Inc. (a)	63,048	4,521,172
Geron Corp. (a)(b)	512,588	784,260
Global Blood Therapeutics, Inc. (a)(b)	150,190	5,270,167
GlycoMimetics, Inc. (a)(b)	101,842	1,281,172
GTx, Inc. (a)(b)	14,739	23,435
Halozyme Therapeutics, Inc. (a)	374,919	5,822,492
Heron Therapeutics, Inc. (a)(b)	207,294	5,754,481
Homology Medicines, Inc. (a)(b)	31,571	594,166
Idera Pharmaceuticals, Inc. (a)(b)	57,314	382,284
Immune Design Corp. (a)	97,334	140,161
ImmunoGen, Inc. (a)	431,997	2,345,744
Immunomedics, Inc. (a)(b)	428,647	9,657,417
Inovio Pharmaceuticals, Inc. (a)(b)	249,740	1,231,218
Insmed, Inc. (a)(b)	230,235	3,361,431
Insys Therapeutics, Inc. (a)(b)	80,524	686,870
Intellia Therapeutics, Inc. (a)(b)	99,964	1,697,389
Intercept Pharmaceuticals, Inc. (a)(b)	65,853	6,322,547
Intrexon Corp. (a)(b)	221,369	2,559,026
Invitae Corp. (a)	197,256	2,799,063
Iovance Biotherapeutics, Inc. (a)(b)	249,123	2,262,037
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	418,709	5,485,088
Jounce Therapeutics, Inc. (a)(b)	45,560	184,062
Kadmon Holdings, Inc. (a)	299,545	709,922
Karyopharm Therapeutics, Inc. (a)(b)	147,990	1,559,815
Keryx Biopharmaceuticals, Inc. (a)(b)	282,706	785,923
Kezar Life Sciences, Inc. (b)	15,632	386,579
Kindred Biosciences, Inc. (a)	93,709	1,362,529
Kiniksa Pharmaceuticals Ltd.	19,668	374,479
Kura Oncology, Inc. (a)(b)	86,046	935,320
La Jolla Pharmaceutical Co. (a)(b)	64,592	1,052,850
Lexicon Pharmaceuticals, Inc. (a)(b)	130,146	1,019,043
Ligand Pharmaceuticals, Inc. Class B (a)(b)	63,085	10,397,039
Liquidia Technologies, Inc.	14,629	239,623
Loxo Oncology, Inc. (a)	81,136	12,386,222
Macrogenics, Inc. (a)(b)	118,042	1,942,971
Madrigal Pharmaceuticals, Inc. (a)(b)	20,862	3,981,721
Magenta Therapeutics, Inc. (b)	11,649	102,162
MannKind Corp. (a)(b)	417,654	764,307
MediciNova, Inc. (a)(b)	118,961	1,161,059
MeiraGTx Holdings PLC (b)	10,694	142,872
Menlo Therapeutics, Inc. (a)(b)	27,878	170,056
MiMedx Group, Inc. (a)(b)	311,401	1,812,354
Minerva Neurosciences, Inc. (a)	92,366	1,013,255
Miragen Therapeutics, Inc. (a)	83,541	360,897
Mirati Therapeutics, Inc. (a)(b)	60,707	2,268,621
Molecular Templates, Inc. (a)	26,158	111,956
Momenta Pharmaceuticals, Inc. (a)	230,756	2,886,758
Myriad Genetics, Inc. (a)	200,521	9,029,461
NantKwest, Inc. (a)	81,461	177,585
Natera, Inc. (a)	99,093	2,176,082
NewLink Genetics Corp. (a)	83,728	158,246
Novavax, Inc. (a)(b)	1,146,200	2,017,312
Nymox Pharmaceutical Corp. (a)(b)	93,630	163,853
Opko Health, Inc. (a)(b)	966,792	3,267,757
Organovo Holdings, Inc. (a)(b)	329,679	332,976
Ovid Therapeutics, Inc. (a)	38,099	195,448
Palatin Technologies, Inc. (a)(b)	607,036	546,211
PDL BioPharma, Inc. (a)(b)	429,953	1,070,583
Pfenex, Inc. (a)	85,583	339,765
Pieris Pharmaceuticals, Inc. (a)	156,109	643,169
Polarityte, Inc. (a)(b)	29,989	457,032
Portola Pharmaceuticals, Inc. (a)(b)	195,711	3,853,550
Progenics Pharmaceuticals, Inc. (a)(b)	253,834	1,271,708
Proteostasis Therapeutics, Inc. (a)	77,050	478,481
Prothena Corp. PLC (a)(b)	120,888	1,499,011
PTC Therapeutics, Inc. (a)	136,165	5,245,076
Puma Biotechnology, Inc. (a)(b)	87,536	3,243,209
Ra Pharmaceuticals, Inc. (a)	43,417	621,731
Radius Health, Inc. (a)(b)	121,759	1,927,445
Recro Pharma, Inc. (a)	53,337	344,557
REGENXBIO, Inc. (a)	95,542	6,369,785
Repligen Corp. (a)(b)	118,148	6,405,985
Replimune Group, Inc. (a)	21,640	278,723
Retrophin, Inc. (a)	121,724	3,123,438
Rigel Pharmaceuticals, Inc. (a)	505,235	1,450,024
Rocket Pharmaceuticals, Inc. (a)(b)	62,456	989,303
Rubius Therapeutics, Inc. (b)	36,537	600,303
Sangamo Therapeutics, Inc. (a)(b)	304,936	3,863,539
Savara, Inc. (a)(b)	86,407	777,663
Scholar Rock Holding Corp. (b)	19,431	456,434
Selecta Biosciences, Inc. (a)(b)	53,985	277,483
Seres Therapeutics, Inc. (a)(b)	62,791	431,374
Sienna Biopharmaceuticals, Inc. (a)	46,474	428,955
Solid Biosciences, Inc. (a)(b)	36,687	1,173,984
Sorrento Therapeutics, Inc. (a)(b)	332,655	1,061,169
Spark Therapeutics, Inc. (a)(b)	94,564	4,254,434
Spectrum Pharmaceuticals, Inc. (a)	303,091	3,606,783
Spring Bank Pharmaceuticals, Inc. (a)(b)	42,283	424,944
Stemline Therapeutics, Inc. (a)	85,219	1,276,581
Surface Oncology, Inc.	21,105	164,830
Syndax Pharmaceuticals, Inc. (a)	40,655	195,551
Synergy Pharmaceuticals, Inc. (a)(b)	742,306	309,319
Synlogic, Inc. (a)	46,357	366,684
Syros Pharmaceuticals, Inc. (a)	76,175	501,232
T2 Biosystems, Inc. (a)(b)	93,452	490,623
TG Therapeutics, Inc. (a)(b)	189,264	861,151
Tobira Therapeutics, Inc. rights (a)(c)	9,663	72,183
Tocagen, Inc. (a)(b)	53,525	559,872
Translate Bio, Inc.	28,377	159,763
Tyme, Inc. (a)(b)	121,710	272,630
Ultragenyx Pharmaceutical, Inc. (a)	142,006	6,880,191
UNITY Biotechnology, Inc. (b)	14,577	162,388
Unum Therapeutics, Inc.	10,277	76,872
Vanda Pharmaceuticals, Inc. (a)	155,618	2,952,073
Veracyte, Inc. (a)	84,987	1,262,057
Verastem, Inc. (a)(b)	209,428	1,061,800
Vericel Corp. (a)(b)	129,409	1,442,910
Viking Therapeutics, Inc. (a)(b)	155,993	2,121,505
Vital Therapies, Inc. (a)(b)	87,966	27,006
Voyager Therapeutics, Inc. (a)(b)	65,708	891,658
Xencor, Inc. (a)	138,998	4,548,015
XOMA Corp. (a)(b)	16,526	203,435
Zafgen, Inc. (a)	93,186	904,836
ZIOPHARM Oncology, Inc. (a)(b)	396,285	784,644
		366,714,508
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)(b)	251,835	1,130,739
Angiodynamics, Inc. (a)	109,665	2,240,456
Anika Therapeutics, Inc. (a)(b)	42,886	1,533,603
Antares Pharma, Inc. (a)(b)	434,512	1,299,191
Atricure, Inc. (a)	101,619	3,232,500
Atrion Corp.	4,287	2,924,506
Avanos Medical, Inc. (a)	141,345	8,000,127
AxoGen, Inc. (a)(b)	102,016	3,804,177
Cardiovascular Systems, Inc. (a)	97,611	2,737,989
Cerus Corp. (a)	399,425	2,676,148
CONMED Corp.	76,164	5,135,739
Cryolife, Inc. (a)	107,014	3,315,294
CryoPort, Inc. (a)(b)	77,910	864,801
Cutera, Inc. (a)	40,926	830,798
CytoSorbents Corp. (a)(b)	90,009	900,090
Endologix, Inc. (a)	240,088	292,907
Fonar Corp. (a)	18,661	461,673
Genmark Diagnostics, Inc. (a)	156,224	832,674
Glaukos Corp. (a)(b)	99,578	5,769,549
Globus Medical, Inc. (a)	219,109	11,579,911
Haemonetics Corp. (a)	156,536	16,353,316
Helius Medical Technologies, Inc. (U.S.) (a)(b)	49,203	503,839
Heska Corp. (a)	20,049	2,009,311
Inogen, Inc. (a)	53,177	10,080,764
Inspire Medical Systems, Inc. (b)	23,659	948,253
Integer Holdings Corp. (a)	93,814	6,986,329
IntriCon Corp. (a)	21,945	919,057
Invacare Corp.	100,140	1,293,809
IRadimed Corp. (a)(b)	10,234	255,441
iRhythm Technologies, Inc. (a)	72,537	5,604,209
K2M Group Holdings, Inc. (a)	123,764	3,388,658
Lantheus Holdings, Inc. (a)	111,733	1,560,910
LeMaitre Vascular, Inc.	47,457	1,267,102
LivaNova PLC (a)	146,670	16,425,573
Meridian Bioscience, Inc.	124,819	2,023,316
Merit Medical Systems, Inc. (a)	160,769	9,183,125
Natus Medical, Inc. (a)	96,887	2,894,984
Neogen Corp. (a)	151,631	9,207,034
Nevro Corp. (a)	87,512	4,267,085
Novocure Ltd. (a)	221,943	7,355,191
NuVasive, Inc. (a)	154,908	8,701,182
Nuvectra Corp. (a)	42,618	852,786
NxStage Medical, Inc. (a)	195,172	5,538,981
OraSure Technologies, Inc. (a)	180,819	2,513,384
Orthofix International NV (a)	52,918	3,218,473
OrthoPediatrics Corp. (b)	20,803	722,488
Oxford Immunotec Global PLC (a)	76,849	1,184,243
Pulse Biosciences, Inc. (a)(b)	32,179	412,213
Quanterix Corp. (a)(b)	25,400	444,754
Quidel Corp. (a)	103,183	6,640,858
Rockwell Medical Technologies, Inc. (a)(b)	142,694	582,192
RTI Biologics, Inc. (a)	170,575	781,234
Seaspine Holdings Corp. (a)	35,554	610,462
Sientra, Inc. (a)	70,704	1,455,795
Staar Surgical Co. (a)	132,217	5,303,224
SurModics, Inc. (a)	39,082	2,478,971
Tactile Systems Technology, Inc. (a)(b)	52,919	3,465,136
Tandem Diabetes Care, Inc. (a)	153,774	5,783,440
TransEnterix, Inc. (a)(b)	479,605	1,568,308
Utah Medical Products, Inc.	10,362	903,359
Varex Imaging Corp. (a)	114,415	2,970,213
ViewRay, Inc. (a)(b)	181,391	1,569,032
Wright Medical Group NV (a)	374,784	10,111,672
		229,902,578
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	38,052	209,667
Addus HomeCare Corp. (a)	28,502	1,866,881
Amedisys, Inc. (a)	80,601	8,866,110
American Renal Associates Holdings, Inc. (a)(b)	39,024	752,773
AMN Healthcare Services, Inc. (a)(b)	142,438	7,210,212
Apollo Medical Holdings, Inc. (a)	9,686	198,079
BioScrip, Inc. (a)	377,483	1,011,654
BioTelemetry, Inc. (a)	97,636	5,672,652
Brookdale Senior Living, Inc. (a)(b)	562,090	5,019,464
Capital Senior Living Corp. (a)	73,724	663,516
Civitas Solutions, Inc. (a)	47,761	690,624
Community Health Systems, Inc. (a)(b)	255,928	808,732
Corvel Corp. (a)	27,912	1,617,780
Cross Country Healthcare, Inc. (a)	105,814	934,338
Diplomat Pharmacy, Inc. (a)(b)	170,626	3,385,220
G1 Therapeutics, Inc. (a)	62,711	2,509,067
Genesis HealthCare, Inc. Class A (a)(b)	165,460	254,808
HealthEquity, Inc. (a)	163,145	14,976,711
LHC Group, Inc. (a)	88,882	8,126,481
LifePoint Hospitals, Inc. (a)	106,957	6,937,231
Magellan Health Services, Inc. (a)	73,954	4,811,447
National Healthcare Corp.	36,472	2,900,618
National Research Corp. Class A	33,208	1,263,564
National Vision Holdings, Inc.	146,745	6,079,645
Neuronetics, Inc. (b)	19,193	489,038
OptiNose, Inc. (b)	57,583	609,228
Owens & Minor, Inc. (b)	183,589	1,450,353
Patterson Companies, Inc. (b)	247,643	5,591,779
Providence Service Corp. (a)	33,535	2,216,328
Quorum Health Corp. (a)(b)	90,789	361,340
R1 RCM, Inc. (a)	309,859	2,624,506
RadNet, Inc. (a)	119,316	1,765,877
Select Medical Holdings Corp. (a)	327,106	5,423,417
Surgery Partners, Inc. (a)	55,441	753,443
Tenet Healthcare Corp. (a)(b)	252,576	6,498,780
The Ensign Group, Inc.	148,184	5,488,735
Tivity Health, Inc. (a)(b)	120,094	4,132,435
Triple-S Management Corp. (a)	66,739	1,145,241
U.S. Physical Therapy, Inc.	37,504	4,032,430
		129,350,204
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	525,795	6,262,218
Castlight Health, Inc. Class B (a)(b)	234,473	579,148
Computer Programs & Systems, Inc. (b)	34,449	861,225
Evolent Health, Inc. (a)(b)	205,042	4,551,932
HealthStream, Inc.	78,600	2,067,966
HMS Holdings Corp. (a)	249,958	7,203,790
Inovalon Holdings, Inc. Class A (a)(b)	206,633	1,944,417
Medidata Solutions, Inc. (a)	174,002	12,232,341
NantHealth, Inc. (a)(b)	58,759	91,076
Nextgen Healthcare, Inc. (a)	159,942	2,362,343
Omnicell, Inc. (a)	116,854	8,261,578
Simulations Plus, Inc.	34,527	697,791
Tabula Rasa HealthCare, Inc. (a)	52,709	3,894,141
Teladoc Health, Inc. (a)(b)	202,097	14,013,406
Vocera Communications, Inc. (a)	89,661	3,112,133
		68,135,505
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	78,426	1,171,684
Cambrex Corp. (a)	99,238	5,288,393
ChromaDex, Inc. (a)(b)	119,921	417,325
Codexis, Inc. (a)	153,276	2,386,507
Enzo Biochem, Inc. (a)	132,057	438,429
Fluidigm Corp. (a)(b)	78,671	566,431
Harvard Bioscience, Inc. (a)	107,337	425,055
Luminex Corp.	124,573	3,583,965
Medpace Holdings, Inc. (a)	65,303	3,402,286
Nanostring Technologies, Inc. (a)	75,771	1,167,631
NeoGenomics, Inc. (a)	190,734	3,517,135
Pacific Biosciences of California, Inc. (a)(b)	366,486	1,630,863
Syneos Health, Inc. (a)	186,737	8,520,809
		32,516,513
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)(b)	80,610	958,453
Aerie Pharmaceuticals, Inc. (a)	106,941	5,687,122
Akcea Therapeutics, Inc. (a)(b)	38,006	848,294
Akorn, Inc. (a)	280,703	1,872,289
Amneal Pharmaceuticals, Inc. (a)(b)	261,237	4,819,823
Amphastar Pharmaceuticals, Inc. (a)	106,959	1,919,914
Ampio Pharmaceuticals, Inc. (a)(b)	283,162	130,255
ANI Pharmaceuticals, Inc. (a)	23,847	1,157,295
Aquestive Therapeutics, Inc.	15,130	228,917
Aratana Therapeutics, Inc. (a)	136,675	811,850
Assembly Biosciences, Inc. (a)	64,152	1,467,798
Assertio Therapeutics, Inc. (a)(b)	177,388	861,219
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)	132,335	1,597,283
Clearside Biomedical, Inc. (a)	83,901	454,743
Collegium Pharmaceutical, Inc. (a)(b)	88,375	1,418,419
Corcept Therapeutics, Inc. (a)(b)	293,595	3,449,741
Corium International, Inc. (a)(b)	79,741	1,008,724
CymaBay Therapeutics, Inc. (a)	177,571	1,873,374
Dermira, Inc. (a)(b)	103,901	1,303,958
Dova Pharmaceuticals, Inc. (a)(b)	35,424	657,469
Durect Corp. (a)	465,989	465,989
Eloxx Pharmaceuticals, Inc. (a)(b)	66,936	805,240
Endo International PLC (a)	675,450	11,442,123
Endocyte, Inc. (a)	195,378	4,620,690
Evolus, Inc. (a)	28,018	415,227
Horizon Pharma PLC (a)	498,785	9,082,875
Innoviva, Inc. (a)(b)	207,058	2,890,530
Intersect ENT, Inc. (a)	90,105	2,528,346
Intra-Cellular Therapies, Inc. (a)	134,863	2,289,974
Kala Pharmaceuticals, Inc. (a)	36,922	267,685
Lannett Co., Inc. (a)(b)	89,646	328,104
Mallinckrodt PLC (a)(b)	248,040	6,215,882
Marinus Pharmaceuticals, Inc. (a)(b)	109,847	514,084
Melinta Therapeutics, Inc. (a)(b)	100,510	264,341
Mersana Therapeutics, Inc. (a)(b)	36,503	228,144
Mustang Bio, Inc. (a)(b)	46,834	186,399
MyoKardia, Inc. (a)(b)	102,332	5,417,456
Neos Therapeutics, Inc. (a)	81,865	256,237
Ocular Therapeutix, Inc. (a)(b)	100,486	498,411
Odonate Therapeutics, Inc. (a)(b)	20,601	298,715
Omeros Corp. (a)(b)	137,360	2,097,487
Pacira Pharmaceuticals, Inc. (a)	120,392	5,885,965
Paratek Pharmaceuticals, Inc. (a)(b)	94,088	700,956
Phibro Animal Health Corp. Class A	59,997	2,575,071
Prestige Brands Holdings, Inc. (a)(b)	157,097	5,680,628
Reata Pharmaceuticals, Inc. (a)(b)	56,250	3,314,813
resTORbio, Inc. (a)(b)	22,305	246,693
Revance Therapeutics, Inc. (a)	98,777	2,150,375
Rhythm Pharmaceuticals, Inc. (b)	45,845	1,284,118
scPharmaceuticals, Inc. (a)(b)	19,660	84,145
SIGA Technologies, Inc. (a)(b)	156,650	756,620
Spero Therapeutics, Inc. (a)	24,454	196,121
Supernus Pharmaceuticals, Inc. (a)	147,719	7,025,516
Teligent, Inc. (a)(b)	128,586	412,761
Tetraphase Pharmaceuticals, Inc. (a)	152,908	313,461
The Medicines Company (a)(b)	206,888	4,812,215
TherapeuticsMD, Inc. (a)(b)	549,447	2,686,796
Theravance Biopharma, Inc. (a)(b)	129,845	3,151,338
Tricida, Inc. (b)	35,264	952,128
Verrica Pharmaceuticals, Inc. (a)	16,808	221,866
WAVE Life Sciences (a)	53,045	2,476,671
Xeris Pharmaceuticals, Inc. (b)	20,046	439,408
Zogenix, Inc. (a)(b)	126,181	5,269,319
Zomedica Pharmaceuticals Corp. (a)(b)	118,949	204,592
		134,482,455

TOTAL HEALTH CARE		961,101,763

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.2%
AAR Corp.	97,472	4,637,718
Aerojet Rocketdyne Holdings, Inc. (a)(b)	210,475	7,433,977
AeroVironment, Inc. (a)(b)	63,949	5,753,492
Astronics Corp. (a)	62,834	1,832,239
Axon Enterprise, Inc. (a)(b)	173,262	10,693,731
Cubic Corp.	76,338	5,008,536
Ducommun, Inc. (a)	31,856	1,183,769
Engility Holdings, Inc. (a)	54,037	1,676,768
Esterline Technologies Corp. (a)	78,772	9,244,682
KEYW Holding Corp. (a)(b)	145,093	1,136,078
Kratos Defense & Security Solutions, Inc. (a)(b)	264,463	3,313,721
Maxar Technologies Ltd. (b)	170,153	2,543,667
Mercury Systems, Inc. (a)	141,551	6,633,080
Moog, Inc. Class A	96,651	6,915,379
National Presto Industries, Inc. (b)	14,921	1,860,201
Sparton Corp. (a)	27,793	344,077
Triumph Group, Inc.	146,361	2,671,088
Vectrus, Inc. (a)	33,378	894,530
Wesco Aircraft Holdings, Inc. (a)	164,228	1,671,841
		75,448,574
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	176,169	3,452,912
Atlas Air Worldwide Holdings, Inc. (a)	71,283	3,679,628
Echo Global Logistics, Inc. (a)	84,105	2,162,340
Forward Air Corp.	88,349	5,300,057
Hub Group, Inc. Class A (a)	98,523	4,514,324
Radiant Logistics, Inc.	117,399	638,651
		19,747,912
Airlines - 0.5%
Allegiant Travel Co.	38,857	4,435,138
Hawaiian Holdings, Inc.	151,946	5,258,851
Mesa Air Group, Inc. (b)	29,835	431,116
SkyWest, Inc.	153,498	8,793,900
Spirit Airlines, Inc. (a)	206,726	10,729,079
		29,648,084
Building Products - 1.3%
AAON, Inc. (b)	123,953	4,275,139
Advanced Drain Systems, Inc. Del	108,852	3,024,997
American Woodmark Corp. (a)	42,474	2,567,129
Apogee Enterprises, Inc.	83,099	2,999,874
Builders FirstSource, Inc. (a)	339,453	4,202,428
Caesarstone Sdot-Yam Ltd. (b)	69,018	1,089,794
Continental Building Products, Inc. (a)	111,575	3,102,901
COVIA Corp. (a)(b)	92,547	534,922
CSW Industrials, Inc. (a)	46,621	2,145,965
GCP Applied Technologies, Inc. (a)	216,275	5,616,662
Gibraltar Industries, Inc. (a)	95,969	3,420,335
GMS, Inc. (a)	98,018	1,611,416
Griffon Corp.	103,999	1,260,468
Insteel Industries, Inc.	54,867	1,433,126
Jeld-Wen Holding, Inc. (a)	207,672	3,376,747
Masonite International Corp. (a)	82,737	4,582,802
NCI Building Systems, Inc. (a)	128,135	1,569,654
Patrick Industries, Inc. (a)	71,593	3,115,011
PGT, Inc. (a)	149,115	3,021,070
Quanex Building Products Corp.	104,970	1,555,655
Simpson Manufacturing Co. Ltd.	125,039	7,137,226
Trex Co., Inc. (a)	178,252	10,926,848
Universal Forest Products, Inc.	181,333	5,126,284
		77,696,453
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	199,908	6,147,171
ACCO Brands Corp.	310,884	2,508,834
ADS Waste Holdings, Inc. (a)	218,408	5,916,673
Brady Corp. Class A	141,959	5,719,528
BrightView Holdings, Inc. (b)	74,748	1,100,291
Casella Waste Systems, Inc. Class A (a)	119,904	3,904,074
CECO Environmental Corp. (a)	90,630	674,287
Charah Solutions, Inc.	21,484	161,345
Cimpress NV (a)(b)	66,384	8,297,336
CompX International, Inc. Class A	4,781	62,344
Covanta Holding Corp.	354,690	5,210,396
Deluxe Corp.	143,916	6,794,274
Ennis, Inc.	77,456	1,499,548
Essendant, Inc.	112,312	1,430,855
Evoqua Water Technologies Corp. (a)(b)	227,413	2,183,165
Healthcare Services Group, Inc. (b)	223,449	9,069,795
Heritage-Crystal Clean, Inc. (a)	44,857	1,031,262
Herman Miller, Inc.	179,689	5,920,753
HNI Corp.	130,525	4,945,592
Interface, Inc.	177,456	2,890,758
Kimball International, Inc. Class B	108,781	1,790,535
Knoll, Inc.	145,564	2,889,445
LSC Communications, Inc.	98,771	931,411
Matthews International Corp. Class A	94,492	3,932,757
McGrath RentCorp.	73,133	3,904,571
Mobile Mini, Inc.	133,642	5,495,359
Msa Safety, Inc.	102,775	10,733,821
Multi-Color Corp.	41,721	2,217,888
NL Industries, Inc. (a)	24,196	128,239
PICO Holdings, Inc.	61,274	699,749
Pitney Bowes, Inc.	565,097	3,740,942
Quad/Graphics, Inc.	94,014	1,450,636
R.R. Donnelley & Sons Co.	212,781	1,249,024
SP Plus Corp. (a)	68,104	2,176,604
Steelcase, Inc. Class A	255,149	4,235,473
Team, Inc. (a)(b)	89,134	1,773,767
Tetra Tech, Inc.	167,025	11,030,331
The Brink's Co.	151,545	10,050,464
U.S. Ecology, Inc.	65,934	4,610,765
UniFirst Corp.	45,995	6,867,054
Viad Corp.	61,894	2,964,104
VSE Corp.	25,847	810,562
		159,151,782
Construction & Engineering - 1.1%
Aegion Corp. (a)	96,619	1,870,544
Ameresco, Inc. Class A (a)	57,167	935,824
Argan, Inc.	43,966	1,935,383
Comfort Systems U.S.A., Inc.	110,643	5,917,188
Dycom Industries, Inc. (a)(b)	91,203	6,190,860
EMCOR Group, Inc.	174,927	12,416,318
Granite Construction, Inc.	132,662	6,065,307
Great Lakes Dredge & Dock Corp. (a)	172,326	1,001,214
HC2 Holdings, Inc. (a)	128,648	668,970
Ies Holdings, Inc. (a)(b)	24,167	428,723
Infrastructure and Energy Alternatives, Inc. (a)(b)	52,309	523,090
KBR, Inc.	425,227	8,410,990
Keane Group, Inc. (a)	162,079	2,037,333
MasTec, Inc. (a)(b)	195,638	8,512,209
MYR Group, Inc. (a)	48,709	1,626,394
Northwest Pipe Co. (a)	28,911	514,905
NV5 Holdings, Inc. (a)	28,238	2,204,541
Orion Group Holdings, Inc. (a)	84,363	398,193
Primoris Services Corp.	125,660	2,660,222
Sterling Construction Co., Inc. (a)	79,455	902,609
Tutor Perini Corp. (a)(b)	112,557	1,744,634
Williams Scotsman Corp. (a)(b)	107,248	1,591,560
		68,557,011
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	21,100	921,226
AZZ, Inc.	77,831	3,451,805
Babcock & Wilcox Enterprises, Inc. (a)	92,176	90,111
Encore Wire Corp.	61,245	2,707,029
Energous Corp. (a)(b)	69,616	559,713
EnerSys	126,880	10,095,842
Enphase Energy, Inc. (a)(b)	260,562	1,182,951
FuelCell Energy, Inc. (a)(b)	247,359	209,093
Generac Holdings, Inc. (a)	182,583	9,262,436
Plug Power, Inc. (a)(b)	637,739	1,179,817
Powell Industries, Inc.	26,456	771,457
Preformed Line Products Co.	9,143	577,838
Sunrun, Inc. (a)(b)	290,831	3,565,588
Thermon Group Holdings, Inc. (a)	97,517	2,104,417
TPI Composites, Inc. (a)	43,840	1,107,398
Vicor Corp. (a)(b)	52,552	2,107,335
Vivint Solar, Inc. (a)(b)	94,172	488,753
		40,382,809
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	107,780	4,686,274
Machinery - 3.8%
Actuant Corp. Class A	183,165	4,368,485
Alamo Group, Inc.	28,950	2,481,594
Albany International Corp. Class A	86,672	6,065,307
Altra Industrial Motion Corp.	181,134	5,845,194
American Railcar Industries, Inc.	21,836	1,526,555
Astec Industries, Inc.	68,937	2,592,721
Barnes Group, Inc.	143,990	8,149,834
Blue Bird Corp. (a)(b)	46,092	857,772
Briggs & Stratton Corp.	124,708	1,812,007
Cactus, Inc. (a)	114,385	3,827,322
Chart Industries, Inc. (a)	92,959	6,325,860
CIRCOR International, Inc. (b)	48,949	1,591,332
Columbus McKinnon Corp. (NY Shares)	67,132	2,465,758
Commercial Vehicle Group, Inc. (a)	90,532	605,659
Dmc Global, Inc.	43,029	1,658,768
Douglas Dynamics, Inc.	66,798	2,898,365
Eastern Co.	16,511	467,261
Energy Recovery, Inc. (a)(b)	106,949	802,118
EnPro Industries, Inc.	62,385	3,880,347
ESCO Technologies, Inc.	76,468	4,681,371
Federal Signal Corp.	178,603	3,927,480
Franklin Electric Co., Inc.	140,205	5,947,496
FreightCar America, Inc. (a)	36,047	515,472
Gencor Industries, Inc. (a)	25,525	290,475
Global Brass & Copper Holdings, Inc.	65,160	2,060,359
Gorman-Rupp Co.	53,034	1,829,673
Graham Corp.	28,851	710,023
Greenbrier Companies, Inc. (b)	95,492	4,531,095
Harsco Corp. (a)	242,958	6,674,056
Hillenbrand, Inc.	188,956	9,050,992
Hurco Companies, Inc.	18,886	769,416
Hyster-Yale Materials Handling Class A	31,204	1,886,282
John Bean Technologies Corp.	94,376	9,812,273
Kadant, Inc.	33,138	3,270,721
Kennametal, Inc.	245,779	8,712,866
L.B. Foster Co. Class A (a)	29,993	545,273
Lindsay Corp. (b)	32,284	3,086,996
Lydall, Inc. (a)	50,899	1,520,353
Manitex International, Inc. (a)(b)	44,316	378,459
Manitowoc Co., Inc. (a)	106,104	1,939,581
Meritor, Inc. (a)	249,071	4,231,716
Milacron Holdings Corp. (a)	208,327	2,916,578
Miller Industries, Inc.	33,031	798,359
Mueller Industries, Inc.	170,190	4,144,127
Mueller Water Products, Inc. Class A	466,887	4,790,261
Navistar International Corp. New (a)	147,840	4,951,162
NN, Inc.	83,174	964,818
Omega Flex, Inc.	8,700	526,350
Park-Ohio Holdings Corp.	26,704	883,368
ProPetro Holding Corp. (a)	213,285	3,764,480
Proto Labs, Inc. (a)	81,736	9,763,365
RBC Bearings, Inc. (a)	71,994	10,632,074
Rexnord Corp. (a)	315,185	8,450,110
Spartan Motors, Inc.	102,851	692,187
SPX Corp. (a)	129,368	3,793,070
SPX Flow, Inc. (a)	126,768	4,339,269
Standex International Corp.	38,626	3,133,341
Sun Hydraulics Corp.	85,926	3,986,966
Tennant Co.	53,653	3,279,271
Titan International, Inc.	150,560	1,062,954
TriMas Corp. (a)	137,754	4,056,855
Twin Disc, Inc. (a)	25,409	486,074
Wabash National Corp.	170,027	2,567,408
Watts Water Technologies, Inc. Class A	83,754	5,866,968
Woodward, Inc.	161,302	11,878,279
		232,322,381
Marine - 0.1%
Costamare, Inc. (b)	144,812	767,504
Eagle Bulk Shipping, Inc. (a)	147,583	736,439
Genco Shipping & Trading Ltd. (a)	30,022	330,842
Matson, Inc.	127,864	4,485,469
Safe Bulkers, Inc. (a)	153,692	388,841
Scorpio Bulkers, Inc.	174,579	1,110,322
		7,819,417
Professional Services - 1.5%
Acacia Research Corp. (a)	140,709	461,526
Asgn, Inc. (a)	152,887	10,255,660
Barrett Business Services, Inc.	21,243	1,336,610
BG Staffing, Inc.	25,611	661,788
CBIZ, Inc. (a)	155,029	3,438,543
CRA International, Inc.	23,734	1,000,388
Exponent, Inc.	156,216	7,882,659
Forrester Research, Inc.	30,988	1,248,197
Franklin Covey Co. (a)	29,541	659,946
FTI Consulting, Inc. (a)	114,495	7,912,749
GP Strategies Corp. (a)	37,179	543,185
Heidrick & Struggles International, Inc.	56,200	1,939,462
Huron Consulting Group, Inc. (a)	66,468	3,621,841
ICF International, Inc.	54,401	4,006,090
InnerWorkings, Inc. (a)	129,891	933,916
Insperity, Inc.	115,488	12,686,357
Kelly Services, Inc. Class A (non-vtg.)	94,100	2,210,409
Kforce, Inc.	69,340	2,137,059
Korn/Ferry International	173,307	7,823,078
MISTRAS Group, Inc. (a)	52,924	1,053,188
Navigant Consulting, Inc.	134,956	2,915,050
Resources Connection, Inc.	89,810	1,465,699
TriNet Group, Inc. (a)	131,401	6,174,533
TrueBlue, Inc. (a)	121,066	2,824,470
WageWorks, Inc. (a)	119,221	4,746,188
Willdan Group, Inc. (a)	23,653	714,321
		90,652,912
Road & Rail - 0.5%
ArcBest Corp.	77,749	2,886,043
Avis Budget Group, Inc. (a)	201,150	5,656,338
Covenant Transport Group, Inc. Class A (a)	37,260	932,618
Daseke, Inc. (a)	122,649	745,706
Heartland Express, Inc.	140,418	2,733,938
Marten Transport Ltd.	117,663	2,266,189
P.A.M. Transportation Services, Inc. (a)	6,608	387,361
Saia, Inc. (a)	77,079	4,845,186
U.S. Xpress Enterprises, Inc.	63,147	608,106
U.S.A. Truck, Inc. (a)	24,717	486,183
Universal Logistics Holdings, Inc.	25,012	679,576
Werner Enterprises, Inc. (b)	144,178	4,641,090
YRC Worldwide, Inc. (a)	98,970	817,492
		27,685,826
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	169,322	3,289,926
Applied Industrial Technologies, Inc.	115,381	7,583,993
Beacon Roofing Supply, Inc. (a)	204,982	5,721,048
BlueLinx Corp. (a)(b)	27,270	642,209
BMC Stock Holdings, Inc. (a)	202,688	3,392,997
CAI International, Inc. (a)	51,305	1,278,008
DXP Enterprises, Inc. (a)	48,021	1,526,107
EnviroStar, Inc. (b)	11,294	469,266
GATX Corp. (b)	113,444	8,500,359
General Finance Corp. (a)	29,737	386,581
H&E Equipment Services, Inc.	95,721	2,305,919
Herc Holdings, Inc. (a)	72,262	2,316,720
Kaman Corp.	83,002	5,272,287
Lawson Products, Inc. (a)	20,022	661,927
MRC Global, Inc. (a)	252,788	4,001,634
Nexeo Solutions, Inc. (a)(b)	98,722	1,031,645
Now, Inc. (a)(b)	324,420	4,165,553
Rush Enterprises, Inc.:
Class A	92,275	3,265,612
Class B	11,537	416,024
SiteOne Landscape Supply, Inc. (a)(b)	120,557	8,202,698
Systemax, Inc.	36,860	1,190,947
Textainer Group Holdings Ltd. (a)(b)	82,161	963,749
Titan Machinery, Inc. (a)	56,137	799,952
Triton International Ltd.	157,090	5,053,585
Veritiv Corp. (a)	34,645	1,155,064
Willis Lease Finance Corp. (a)	9,027	312,515
		73,906,325

TOTAL INDUSTRIALS		907,705,760

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.6%
ADTRAN, Inc.	144,722	1,945,064
Aerohive Networks, Inc. (a)	100,458	384,754
Applied Optoelectronics, Inc. (a)(b)	56,488	1,108,859
CalAmp Corp. (a)	103,310	2,060,001
Calix Networks, Inc. (a)	135,182	986,829
Carvana Co. Class A (a)(b)	97,385	3,773,669
Ciena Corp. (a)	431,561	13,490,597
Clearfield, Inc. (a)	33,717	405,278
Comtech Telecommunications Corp.	69,352	1,936,308
Dasan Zhone Solutions, Inc. (a)	17,149	222,937
Digi International, Inc. (a)	80,577	934,693
Extreme Networks, Inc. (a)	345,102	1,915,316
Finisar Corp. (a)(b)	354,286	5,913,033
Harmonic, Inc. (a)(b)	253,727	1,398,036
Infinera Corp. (a)(b)	453,723	2,513,625
InterDigital, Inc.	104,329	7,402,143
KVH Industries, Inc. (a)	47,981	592,565
Lumentum Holdings, Inc. (a)(b)	188,937	10,325,407
NETGEAR, Inc. (a)	93,944	5,212,013
NetScout Systems, Inc. (a)	234,535	5,924,354
Oclaro, Inc. (a)	505,835	4,157,964
Plantronics, Inc.	100,187	5,908,027
Quantenna Communications, Inc. (a)	101,841	1,829,064
Sonus Networks, Inc. (a)	157,289	1,069,565
ViaSat, Inc. (a)(b)	166,956	10,645,115
Viavi Solutions, Inc. (a)	686,082	7,910,525
		99,965,741
Electronic Equipment & Components - 2.4%
Anixter International, Inc. (a)	89,041	5,849,103
AVX Corp.	140,413	2,342,089
Badger Meter, Inc.	85,980	4,222,478
Bel Fuse, Inc. Class B (non-vtg.)	29,148	641,256
Belden, Inc.	121,944	6,591,073
Benchmark Electronics, Inc.	140,638	3,070,128
Cardtronics PLC (a)	119,358	3,241,763
Casa Systems, Inc. (a)	81,519	1,173,874
Control4 Corp. (a)	78,333	2,187,057
CTS Corp.	98,518	2,629,445
Daktronics, Inc.	107,974	789,290
Electro Scientific Industries, Inc. (a)(b)	97,231	2,819,699
ePlus, Inc. (a)	40,265	3,417,693
Fabrinet	108,408	4,696,235
FARO Technologies, Inc. (a)	50,630	2,558,840
Fitbit, Inc. (a)(b)	634,159	2,999,572
II-VI, Inc. (a)(b)	186,495	6,943,209
Insight Enterprises, Inc. (a)	106,094	5,483,999
Iteris, Inc. (a)(b)	77,876	336,424
Itron, Inc. (a)	101,936	5,314,943
KEMET Corp.	169,797	3,698,179
Kimball Electronics, Inc. (a)	78,201	1,438,898
Knowles Corp. (a)(b)	262,598	4,248,836
Maxwell Technologies, Inc. (a)(b)	124,473	365,951
Mesa Laboratories, Inc.	10,131	1,850,832
Methode Electronics, Inc. Class A	108,415	3,209,084
MTS Systems Corp.	53,770	2,546,010
Napco Security Technolgies, Inc. (a)	35,771	503,298
Novanta, Inc. (a)	98,965	5,760,753
OSI Systems, Inc. (a)	50,490	3,491,888
Par Technology Corp. (a)	34,094	603,464
Park Electrochemical Corp.	58,253	1,028,748
PC Connection, Inc.	35,352	1,171,565
Plexus Corp. (a)	96,558	5,638,987
Rogers Corp. (a)	55,428	6,820,970
Sanmina Corp. (a)	203,736	5,154,521
ScanSource, Inc. (a)	75,803	2,947,221
SYNNEX Corp.	125,287	9,723,524
Tech Data Corp. (a)	115,215	8,141,092
TTM Technologies, Inc. (a)	282,028	3,299,728
Vishay Intertechnology, Inc.	399,810	7,316,523
Vishay Precision Group, Inc. (a)	31,683	1,028,113
		147,296,355
Internet Software & Services - 0.4%
BlackLine, Inc. (a)	108,106	5,013,956
CarGurus, Inc. Class A	150,748	6,696,226
Cision Ltd. (a)	161,889	2,394,338
GTT Communications, Inc. (a)(b)	127,594	4,580,625
SecureWorks Corp. (a)(b)	27,633	455,668
ShotSpotter, Inc. (a)	21,901	847,131
Veritone, Inc. (a)(b)	23,299	160,763
Yext, Inc. (a)(b)	244,157	4,692,698
		24,841,405
IT Services - 2.0%
Brightcove, Inc. (a)	108,700	871,774
CACI International, Inc. Class A (a)	73,915	13,190,871
Carbonite, Inc. (a)	94,399	3,229,390
Cass Information Systems, Inc.	35,999	2,379,534
CSG Systems International, Inc.	99,779	3,502,243
Endurance International Group Holdings, Inc. (a)	210,915	2,081,731
Everi Holdings, Inc. (a)	199,225	1,434,420
EVERTEC, Inc.	183,234	4,778,743
EVO Payments, Inc. Class A (b)	49,665	1,179,047
Exela Technologies, Inc. (a)(b)	142,867	871,489
ExlService Holdings, Inc. (a)	100,613	6,449,293
Hackett Group, Inc.	72,563	1,485,365
Information Services Group, Inc. (a)	101,298	416,335
Internap Network Services Corp. (a)(b)	59,991	514,123
Limelight Networks, Inc. (a)	328,745	1,324,842
Liveramp Holdings, Inc. (a)	231,604	10,579,671
ManTech International Corp. Class A	79,533	4,555,650
Maximus, Inc.	192,012	12,475,020
MoneyGram International, Inc. (a)	93,211	395,215
NIC, Inc.	193,408	2,574,260
Perficient, Inc. (a)	102,713	2,569,879
Perspecta, Inc.	432,906	10,601,868
PFSweb, Inc. (a)	44,150	313,024
Presidio, Inc.	95,357	1,277,784
PRG-Schultz International, Inc. (a)	63,244	542,634
Science Applications International Corp.	127,638	8,872,117
ServiceSource International, Inc. (a)(b)	231,718	308,185
Sykes Enterprises, Inc. (a)	118,822	3,644,271
Travelport Worldwide Ltd.	378,616	5,664,095
Ttec Holdings, Inc.	42,586	1,061,243
Tucows, Inc. (a)(b)	28,507	1,430,481
Unisys Corp. (a)(b)	151,932	2,797,068
Virtusa Corp. (a)	85,482	4,239,052
		117,610,717
Semiconductors & Semiconductor Equipment - 2.5%
Acacia Communications, Inc. (a)(b)	82,314	2,837,364
Adesto Technologies Corp. (a)(b)	77,877	310,729
Advanced Energy Industries, Inc. (a)	117,842	5,070,741
Alpha & Omega Semiconductor Ltd. (a)	59,420	550,823
Ambarella, Inc. (a)(b)	97,358	3,386,111
Amkor Technology, Inc. (a)	307,352	2,197,567
Aquantia Corp. (a)(b)	64,783	619,325
Axcelis Technologies, Inc. (a)	96,572	1,666,833
AXT, Inc. (a)(b)	113,918	750,720
Brooks Automation, Inc.	209,712	6,507,363
Cabot Microelectronics Corp.	76,771	7,494,385
Ceva, Inc. (a)	66,463	1,637,648
Cirrus Logic, Inc. (a)	184,776	6,918,013
Cohu, Inc.	119,339	2,482,251
Cree, Inc. (a)(b)	303,488	11,781,404
Diodes, Inc. (a)	120,800	3,646,952
Entegris, Inc.	427,848	11,355,086
FormFactor, Inc. (a)	222,511	2,723,535
Ichor Holdings Ltd. (a)(b)	72,384	1,284,816
Impinj, Inc. (a)(b)	49,615	972,454
Inphi Corp. (a)(b)	130,560	4,177,920
Integrated Device Technology, Inc. (a)	390,280	18,269,007
Kopin Corp. (a)(b)	187,066	417,157
Lattice Semiconductor Corp. (a)	354,432	2,130,136
MACOM Technology Solutions Holdings, Inc. (a)(b)	136,293	1,917,643
MaxLinear, Inc. Class A (a)	187,957	3,648,245
Nanometrics, Inc. (a)	68,605	2,199,476
NeoPhotonics Corp. (a)(b)	107,191	857,528
NVE Corp.	14,401	1,219,765
PDF Solutions, Inc. (a)	83,650	669,200
Photronics, Inc. (a)	204,427	1,991,119
Power Integrations, Inc.	86,087	4,848,420
Rambus, Inc. (a)	319,997	2,787,174
Rudolph Technologies, Inc. (a)	94,823	1,971,370
Semtech Corp. (a)	196,157	8,815,296
Silicon Laboratories, Inc. (a)	129,222	10,535,470
SMART Global Holdings, Inc. (a)(b)	30,002	840,356
SunPower Corp. (a)(b)	187,474	1,126,719
Synaptics, Inc. (a)(b)	106,170	3,985,622
Ultra Clean Holdings, Inc. (a)(b)	116,941	1,230,219
Veeco Instruments, Inc. (a)	145,707	1,385,674
Xperi Corp.	146,923	1,909,999
		151,127,635
Software - 4.7%
8x8, Inc. (a)	276,545	4,753,809
A10 Networks, Inc. (a)	148,876	864,970
ACI Worldwide, Inc. (a)	345,877	8,678,054
Agilysys, Inc. (a)	46,508	756,685
Alarm.com Holdings, Inc. (a)(b)	92,611	4,119,337
Altair Engineering, Inc. Class A (a)	90,965	3,469,405
Alteryx, Inc. Class A (a)(b)	87,966	4,661,318
Amber Road, Inc. (a)	70,056	623,498
American Software, Inc. Class A	86,082	990,804
AppFolio, Inc. (a)	45,608	2,604,217
Apptio, Inc. Class A (a)	103,540	2,681,686
Asure Software, Inc. (a)	37,910	422,317
Avalara, Inc. (b)	26,798	898,269
Avaya Holdings Corp. (a)(b)	315,269	5,176,717
Benefitfocus, Inc. (a)(b)	67,430	2,395,788
Blackbaud, Inc.	145,384	10,426,940
Bottomline Technologies, Inc. (a)	121,414	8,091,029
Box, Inc. Class A (a)	372,597	6,706,746
Cardlytics, Inc. (a)(b)	18,104	383,081
ChannelAdvisor Corp. (a)	77,914	902,244
Cloudera, Inc. (a)	310,735	4,275,714
CommVault Systems, Inc. (a)	118,519	6,900,176
Cornerstone OnDemand, Inc. (a)	164,086	8,081,236
Coupa Software, Inc. (a)	160,359	10,396,074
Digimarc Corp. (a)(b)	33,769	848,615
Domo, Inc. Class B	24,357	395,314
Ebix, Inc. (b)	72,292	4,143,055
eGain Communications Corp. (a)	52,958	395,596
Ellie Mae, Inc. (a)(b)	102,969	6,824,785
Envestnet, Inc. (a)	133,393	6,939,104
Everbridge, Inc. (a)	80,761	4,105,082
Five9, Inc. (a)	173,134	6,814,554
Forescout Technologies, Inc. (a)	90,334	2,487,798
Fusion Connect, Inc. (a)(b)	61,686	153,598
Hortonworks, Inc. (a)	212,339	3,792,375
HubSpot, Inc. (a)	109,269	14,822,340
Imperva, Inc. (a)	105,078	5,816,067
Innovate Biopharmaceuticals, Inc. (a)(b)	55,521	233,743
Instructure, Inc. (a)(b)	95,545	3,567,650
j2 Global, Inc.	140,906	10,263,593
LivePerson, Inc. (a)	174,415	3,941,779
Majesco (a)	16,253	119,947
MicroStrategy, Inc. Class A (a)	28,736	3,619,874
MINDBODY, Inc. (a)(b)	130,978	4,170,340
Mitek Systems, Inc. (a)	98,142	899,962
MobileIron, Inc. (a)	218,114	1,054,581
Model N, Inc. (a)	77,689	1,193,303
Monotype Imaging Holdings, Inc.	124,364	2,180,101
New Relic, Inc. (a)	133,653	11,928,530
Onespan, Inc. (a)	94,908	1,392,775
Park City Group, Inc. (a)(b)	40,402	348,669
Paylocity Holding Corp. (a)	87,456	5,753,730
Progress Software Corp.	136,003	4,371,136
PROS Holdings, Inc. (a)(b)	93,560	3,079,995
Q2 Holdings, Inc. (a)	110,602	5,887,344
QAD, Inc. Class A	30,888	1,310,578
Qualys, Inc. (a)	101,783	7,251,021
Rapid7, Inc. (a)	109,949	3,984,552
Rimini Street, Inc. (a)(b)	28,306	202,388
SailPoint Technologies Holding, Inc. (a)	157,729	4,107,263
SendGrid, Inc. (a)	86,975	3,158,932
SPS Commerce, Inc. (a)	50,942	4,742,191
Telaria, Inc. (a)	132,229	387,431
TeleNav, Inc. (a)	92,726	395,013
Tenable Holdings, Inc. (b)	38,183	1,087,452
The Trade Desk, Inc. (a)(b)	98,039	12,112,718
TiVo Corp.	362,842	3,991,262
Upland Software, Inc. (a)	47,384	1,494,491
Varonis Systems, Inc. (a)	84,896	5,184,599
Verint Systems, Inc. (a)	191,922	8,765,078
VirnetX Holding Corp. (a)(b)	165,268	545,384
Workiva, Inc. (a)	85,705	2,921,683
Zix Corp. (a)	156,469	1,054,601
Zscaler, Inc. (a)(b)	41,911	1,520,950
		285,023,036
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	329,412	3,979,297
Avid Technology, Inc. (a)	82,442	436,943
Cray, Inc. (a)	121,644	2,760,102
Diebold Nixdorf, Inc. (b)	232,826	908,021
Eastman Kodak Co. (a)(b)	48,886	119,282
Electronics for Imaging, Inc. (a)	133,807	4,074,423
Immersion Corp. (a)	77,250	773,273
Stratasys Ltd. (a)(b)	152,346	2,903,715
U.S.A. Technologies, Inc. (a)	169,754	984,573
		16,939,629

TOTAL INFORMATION TECHNOLOGY		842,804,518

MATERIALS - 3.9%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	142,526
Advanced Emissions Solutions, Inc. (b)	55,060	545,094
AdvanSix, Inc. (a)	92,359	2,562,039
AgroFresh Solutions, Inc. (a)(b)	95,518	545,408
American Vanguard Corp.	87,217	1,404,194
Balchem Corp.	96,673	9,053,426
Chase Corp.	21,823	2,353,392
Ferro Corp. (a)	253,533	4,294,849
Flotek Industries, Inc. (a)(b)	173,140	313,383
FutureFuel Corp.	79,289	1,300,340
H.B. Fuller Co.	152,725	6,790,154
Hawkins, Inc.	29,127	980,415
Ingevity Corp. (a)	127,763	11,636,654
Innophos Holdings, Inc.	58,606	1,717,156
Innospec, Inc.	72,897	4,878,267
Intrepid Potash, Inc. (a)	285,501	1,127,729
KMG Chemicals, Inc.	44,209	3,316,559
Koppers Holdings, Inc. (a)	61,957	1,657,350
Kraton Performance Polymers, Inc. (a)	93,802	2,583,307
Kronos Worldwide, Inc. (b)	69,385	973,472
LSB Industries, Inc. (a)(b)	64,667	491,469
Marrone Bio Innovations, Inc. (a)	158,129	237,194
Minerals Technologies, Inc.	106,772	5,845,767
OMNOVA Solutions, Inc. (a)	132,376	978,259
PolyOne Corp.	240,450	7,768,940
PQ Group Holdings, Inc. (a)	110,168	1,768,196
Quaker Chemical Corp.	39,436	7,094,536
Rayonier Advanced Materials, Inc.	152,091	1,882,887
Sensient Technologies Corp.	128,127	8,310,317
Stepan Co.	60,933	5,032,456
Trecora Resources (a)	61,590	665,172
Tredegar Corp.	79,279	1,474,589
Trinseo SA	129,149	6,958,548
Tronox Ltd. Class A	281,578	3,224,068
Valhi, Inc.	73,449	152,774
		110,060,886
Construction Materials - 0.1%
Forterra, Inc. (a)	54,693	246,665
Foundation Building Materials, Inc. (a)	44,393	423,065
Summit Materials, Inc.	336,904	4,548,204
U.S. Concrete, Inc. (a)(b)	48,401	1,579,809
United States Lime & Minerals, Inc.	5,921	444,134
		7,241,877
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	78,697	3,722,368
Class B	15,031	771,992
Myers Industries, Inc.	105,864	1,679,003
UFP Technologies, Inc. (a)	19,877	686,154
		6,859,517
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	946,435	3,501,810
Allegheny Technologies, Inc. (a)(b)	378,333	9,795,041
Atkore International Group, Inc. (a)	117,315	2,259,487
Carpenter Technology Corp.	140,618	6,132,351
Century Aluminum Co. (a)	150,315	1,193,501
Cleveland-Cliffs, Inc. (b)	897,439	9,656,444
Coeur d'Alene Mines Corp. (a)	557,841	2,666,480
Commercial Metals Co.	351,398	6,697,646
Compass Minerals International, Inc. (b)	102,785	4,986,100
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	158,249	685,218
Haynes International, Inc.	37,444	1,084,378
Hecla Mining Co.	1,360,013	3,264,031
Kaiser Aluminum Corp.	49,449	4,715,951
Materion Corp.	60,407	3,432,930
Olympic Steel, Inc.	27,664	521,743
Ryerson Holding Corp. (a)	47,649	437,418
Schnitzer Steel Industries, Inc. Class A	78,801	2,119,747
SunCoke Energy, Inc.	195,215	2,186,408
Synalloy Corp.	24,723	457,128
Tahoe Resources, Inc. (a)	933,720	2,212,916
TimkenSteel Corp. (a)(b)	120,411	1,400,380
Universal Stainless & Alloy Products, Inc. (a)	25,155	494,044
Warrior Metropolitan Coal, Inc.	129,955	3,638,740
Worthington Industries, Inc.	126,781	5,309,588
		78,849,481
Paper & Forest Products - 0.6%
Boise Cascade Co.	117,036	3,603,538
Clearwater Paper Corp. (a)	48,715	1,175,980
Kapstone Paper & Packaging Corp.	263,882	9,235,870
Louisiana-Pacific Corp.	433,150	9,429,676
Neenah, Inc.	50,151	4,035,149
P.H. Glatfelter Co.	130,903	2,343,164
Schweitzer-Mauduit International, Inc.	92,449	2,950,972
Verso Corp. (a)	103,813	2,918,183
		35,692,532

TOTAL MATERIALS		238,704,293

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust (SBI)	244,047	6,794,268
Agree Realty Corp.	91,362	5,232,302
Alexander & Baldwin, Inc.	205,555	4,016,545
Alexanders, Inc.	6,400	2,016,064
American Assets Trust, Inc.	117,283	4,498,976
Americold Realty Trust	260,277	6,441,856
Armada Hoffler Properties, Inc.	147,325	2,206,929
Ashford Hospitality Trust, Inc.	256,465	1,320,795
Bluerock Residential Growth (REIT), Inc. (b)	72,441	686,016
Braemar Hotels & Resorts, Inc.	88,706	943,832
BRT Realty Trust	26,518	308,404
CareTrust (REIT), Inc.	242,075	4,275,045
CatchMark Timber Trust, Inc.	148,469	1,313,951
CBL & Associates Properties, Inc. (b)	510,055	1,683,182
Cedar Realty Trust, Inc.	265,236	999,940
Chatham Lodging Trust	136,562	2,662,959
Chesapeake Lodging Trust	179,976	5,289,495
City Office REIT, Inc.	107,451	1,184,110
Clipper Realty, Inc.	44,771	601,722
Community Healthcare Trust, Inc.	52,890	1,571,891
CorEnergy Infrastructure Trust, Inc. (b)	36,143	1,305,847
CorePoint Lodging, Inc.	124,682	2,041,044
Corrections Corp. of America	358,527	8,052,516
Cousins Properties, Inc.	1,264,500	10,507,995
DiamondRock Hospitality Co.	626,214	6,543,936
Easterly Government Properties, Inc.	182,562	3,317,152
EastGroup Properties, Inc.	106,221	10,174,910
Farmland Partners, Inc. (b)	95,526	654,353
First Industrial Realty Trust, Inc.	374,414	11,494,510
Four Corners Property Trust, Inc.	205,452	5,358,188
Franklin Street Properties Corp.	314,781	2,190,876
Front Yard Residential Corp. Class B	148,916	1,380,451
Getty Realty Corp.	99,178	2,660,946
Gladstone Commercial Corp.	85,225	1,618,423
Gladstone Land Corp. (b)	40,018	500,625
Global Medical REIT, Inc.	58,224	533,332
Global Net Lease, Inc.	217,634	4,407,089
Government Properties Income Trust (b)	297,006	2,622,563
Healthcare Realty Trust, Inc.	374,208	10,425,435
Hersha Hospitality Trust	107,758	1,892,230
Independence Realty Trust, Inc.	263,384	2,610,135
Industrial Logistics Properties Trust (b)	60,968	1,316,299
InfraReit, Inc.	133,288	2,801,714
Investors Real Estate Trust	362,414	1,967,908
iStar Financial, Inc. (b)	196,095	2,058,998
Jernigan Capital, Inc.	54,576	1,068,052
Kite Realty Group Trust	249,452	3,951,320
LaSalle Hotel Properties (SBI)	333,353	11,003,983
Lexington Corporate Properties Trust	649,350	5,045,450
LTC Properties, Inc.	118,591	5,072,137
Mack-Cali Realty Corp.	272,304	5,527,771
MedEquities Realty Trust, Inc.	86,077	711,857
Monmouth Real Estate Investment Corp. Class A	233,105	3,487,251
National Health Investors, Inc.	123,451	9,068,710
National Storage Affiliates Trust	170,669	4,544,915
New Senior Investment Group, Inc.	223,550	1,278,706
NexPoint Residential Trust, Inc.	49,931	1,779,541
NorthStar Realty Europe Corp.	134,832	1,809,445
One Liberty Properties, Inc.	45,741	1,186,064
Pebblebrook Hotel Trust (b)	205,708	6,934,417
Pennsylvania Real Estate Investment Trust (SBI) (b)	207,612	1,858,127
Physicians Realty Trust	551,556	9,144,798
Piedmont Office Realty Trust, Inc. Class A	387,911	6,990,156
Potlatch Corp.	186,007	6,742,754
Preferred Apartment Communities, Inc. Class A	120,588	2,031,908
PS Business Parks, Inc.	59,935	7,827,511
QTS Realty Trust, Inc. Class A	153,940	5,898,981
Ramco-Gershenson Properties Trust (SBI)	239,705	3,183,282
Retail Opportunity Investments Corp.	335,872	5,907,988
Rexford Industrial Realty, Inc.	274,039	8,678,815
RLJ Lodging Trust	524,047	10,187,474
Ryman Hospitality Properties, Inc.	134,778	10,457,425
Sabra Health Care REIT, Inc.	536,125	11,607,106
Safety Income and Growth, Inc.	24,432	439,287
Saul Centers, Inc.	35,713	1,705,653
Select Income REIT	266,122	5,032,367
Seritage Growth Properties (b)	98,362	3,739,723
Spirit MTA REIT	130,234	1,394,806
Stag Industrial, Inc.	317,353	8,397,160
Summit Hotel Properties, Inc.	313,522	3,611,773
Sunstone Hotel Investors, Inc.	687,662	9,950,469
Tanger Factory Outlet Centers, Inc. (b)	277,893	6,185,898
Terreno Realty Corp.	173,433	6,491,597
The GEO Group, Inc.	362,670	8,018,634
TIER REIT, Inc.	152,419	3,302,920
UMH Properties, Inc.	100,924	1,446,241
Universal Health Realty Income Trust (SBI)	38,777	2,485,606
Urban Edge Properties	331,036	6,782,928
Urstadt Biddle Properties, Inc. Class A	89,017	1,772,328
Washington Prime Group, Inc. (b)	562,527	3,600,173
Washington REIT (SBI)	239,189	6,666,197
Whitestone REIT Class B	115,707	1,557,416
Xenia Hotels & Resorts, Inc.	340,289	6,992,939
		395,045,816
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	30,083	758,994
American Realty Investments, Inc. (a)(b)	6,069	92,067
Boston Omaha Corp. (a)	15,171	419,933
Colony NorthStar Credit Real Estate, Inc.	252,521	5,388,798
Consolidated-Tomoka Land Co.	11,746	680,328
Cushman & Wakefield PLC	139,310	2,265,181
Forestar Group, Inc. (a)(b)	31,688	570,384
FRP Holdings, Inc. (a)	21,360	1,035,319
Griffin Industrial Realty, Inc.	2,458	86,325
HFF, Inc.	112,911	4,149,479
Kennedy-Wilson Holdings, Inc.	376,913	7,153,809
Marcus & Millichap, Inc. (a)	58,349	2,025,877
Maui Land & Pineapple, Inc. (a)	19,751	222,594
Newmark Group, Inc.	69,415	676,102
RE/MAX Holdings, Inc.	53,594	2,003,880
Redfin Corp. (a)(b)	238,095	3,678,568
Stratus Properties, Inc. (a)	17,590	507,472
Tejon Ranch Co. (a)	63,288	1,202,472
The St. Joe Co. (a)(b)	105,498	1,602,515
Transcontinental Realty Investors, Inc. (a)	4,862	165,746
Trinity Place Holdings, Inc. (a)	50,367	268,960
		34,954,803

TOTAL REAL ESTATE		430,000,619

UTILITIES - 3.4%
Electric Utilities - 1.1%
Allete, Inc.	155,199	11,484,726
El Paso Electric Co.	122,204	6,971,738
IDACORP, Inc.	151,855	14,161,997
MGE Energy, Inc.	105,110	6,567,273
Otter Tail Corp.	119,595	5,390,147
PNM Resources, Inc.	240,297	9,229,808
Portland General Electric Co.	269,002	12,126,610
Spark Energy, Inc. Class A, (b)	33,420	249,313
		66,181,612
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	47,627	3,783,965
New Jersey Resources Corp.	262,854	11,854,715
Northwest Natural Holding Co.	86,099	5,578,354
ONE Gas, Inc.	156,808	12,373,719
RGC Resources, Inc.	21,921	622,118
South Jersey Industries, Inc. (b)	259,064	7,652,751
Southwest Gas Holdings, Inc.	147,867	11,425,683
Spire, Inc.	148,299	10,763,541
		64,054,846
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	334,638	711,752
NRG Yield, Inc.:
Class A	102,319	1,987,035
Class C	211,630	4,150,064
Ormat Technologies, Inc.	120,111	6,146,080
Pattern Energy Group, Inc. (b)	243,114	4,356,603
Terraform Power, Inc.	219,498	2,473,742
		19,825,276
Multi-Utilities - 0.5%
Avista Corp.	196,790	10,118,942
Black Hills Corp. (b)	161,253	9,594,554
NorthWestern Energy Corp.	152,303	8,949,324
Unitil Corp.	43,940	2,087,589
		30,750,409
Water Utilities - 0.4%
American States Water Co.	110,484	6,763,830
AquaVenture Holdings Ltd. (a)	32,912	551,276
Artesian Resources Corp. Class A	24,013	878,636
Cadiz, Inc. (a)(b)	68,152	757,850
California Water Service Group	144,985	6,089,370
Connecticut Water Service, Inc.	36,224	2,503,803
Consolidated Water Co., Inc.	44,425	546,428
Global Water Resources, Inc.	32,745	364,779
Middlesex Water Co.	48,042	2,161,890
Pure Cycle Corp. (a)	51,446	519,090
Select Energy Services, Inc. Class A (a)	136,210	1,302,168
SJW Corp.	51,739	3,142,109
York Water Co.	38,344	1,194,032
		26,775,261

TOTAL UTILITIES		207,587,404

TOTAL COMMON STOCKS
(Cost $5,841,854,583)		6,062,007,938
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.05% 11/29/18 (d)
(Cost $998,417)	1,000,000	998,314
	Shares	Value

Money Market Funds - 17.8%
Fidelity Cash Central Fund, 2.23% (e)	24,146,768	$24,151,597
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	1,058,575,957	1,058,681,815
TOTAL MONEY MARKET FUNDS
(Cost $1,082,815,450)		1,082,833,412
TOTAL INVESTMENT IN SECURITIES - 117.5%
(Cost $6,925,668,450)		7,145,839,664
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(1,066,316,536)
NET ASSETS - 100%		$6,079,523,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	210	Dec. 2018	$15,874,950	$51,810	$51,810

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,665.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$304,077
Fidelity Securities Lending Cash Central Fund	4,957,802
Total	$5,261,879

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$182,569,088	$182,569,088	$--	$--
Consumer Discretionary	760,444,762	760,444,762	--	--
Consumer Staples	174,609,195	174,609,195	--	--
Energy	266,080,956	266,080,956	--	--
Financials	1,090,399,580	1,090,399,580	--	--
Health Care	961,101,763	961,029,580	--	72,183
Industrials	907,705,760	907,705,760	--	--
Information Technology	842,804,518	842,804,518	--	--
Materials	238,704,293	238,561,766	--	142,527
Real Estate	430,000,619	430,000,619	--	--
Utilities	207,587,404	207,587,404	--	--
U.S. Government and Government Agency Obligations	998,314	--	998,314	--
Money Market Funds	1,082,833,412	1,082,833,412	--	--
Total Investments in Securities:	$7,145,839,664	$7,144,626,640	$998,314	$214,710
Derivative Instruments:
Assets
Futures Contracts	$51,810	$51,810	$--	$--
Total Assets	$51,810	$51,810	$--	$--
Total Derivative Instruments:	$51,810	$51,810	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$51,810	$0
Total Equity Risk	51,810	0
Total Value of Derivatives	$51,810	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,027,056,000) — See accompanying schedule: Unaffiliated issuers (cost $5,842,853,000)	$6,063,006,252
Fidelity Central Funds (cost $1,082,815,450)	1,082,833,412
Total Investment in Securities (cost $6,925,668,450)		$7,145,839,664
Cash		79,575
Receivable for fund shares sold		33,043,745
Dividends receivable		2,590,970
Distributions receivable from Fidelity Central Funds		748,402
Receivable for daily variation margin on futures contracts		27,759
Other receivables		26,017
Total assets		7,182,356,132
Liabilities
Payable for investments purchased	$13,855,351
Payable for fund shares redeemed	30,196,983
Accrued management fee	129,678
Collateral on securities loaned	1,058,650,992
Total liabilities		1,102,833,004
Net Assets		$6,079,523,128
Net Assets consist of:
Paid in capital		$5,653,873,025
Total distributable earnings (loss)		425,650,103
Net Assets		$6,079,523,128
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($198,579,134 ÷ 9,892,614 shares)		$20.07
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,191,288,393 ÷ 109,025,398 shares)		$20.10
Institutional Class:
Net Asset Value, offering price and redemption price per share ($347,362,414 ÷ 17,279,089 shares)		$20.10
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,342,293,187 ÷ 166,264,352 shares)		$20.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$32,320,411
Non-Cash dividends		2,572,918
Interest		10,124
Income from Fidelity Central Funds (including $4,957,802 from security lending)		5,261,879
Total income		40,165,332
Expenses
Management fee	$876,665
Transfer agent fees	182,766
Independent trustees' fees and expenses	12,863
Interest	3,685
Commitment fees	6,959
Total expenses before reductions	1,082,938
Expense reductions	(1,544)
Total expenses after reductions		1,081,394
Net investment income (loss)		39,083,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,756,265
Fidelity Central Funds	3,162
Foreign currency transactions	300
Futures contracts	(198,146)
Total net realized gain (loss)		208,561,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(464,520,426)
Fidelity Central Funds	(1,188)
Futures contracts	(266,744)
Total change in net unrealized appreciation (depreciation)		(464,788,358)
Net gain (loss)		(256,226,777)
Net increase (decrease) in net assets resulting from operations		$(217,142,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,083,938	$52,131,405
Net realized gain (loss)	208,561,581	77,293,541
Change in net unrealized appreciation (depreciation)	(464,788,358)	280,484,455
Net increase (decrease) in net assets resulting from operations	(217,142,839)	409,909,401
Distributions to shareholders	(33,301,041)	–
Distributions to shareholders from net investment income	–	(43,702,279)
Distributions to shareholders from net realized gain	–	(96,778,631)
Total distributions	(33,301,041)	(140,480,910)
Share transactions - net increase (decrease)	1,896,659,653	1,047,569,036
Total increase (decrease) in net assets	1,646,215,773	1,316,997,527
Net Assets
Beginning of period	4,433,307,355	3,116,309,828
End of period	$6,079,523,128	$4,433,307,355
Other Information
Undistributed net investment income end of period		$13,989,032

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.00	$15.46	$17.05	$16.06	$13.59
Income from Investment Operations
Net investment income (loss)A	.14	.25	.22	.22	.22	.19
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.21)	1.34	2.56
Total from investment operations	(.27)	2.18	3.93	(.99)	1.56	2.75
Distributions from net investment income	(.04)	(.21)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.12)	(.72)	(.39)	(.60)	(.57)	(.29)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	.01
Net asset value, end of period	$20.07	$20.46	$19.00	$15.46	$17.05	$16.06
Total ReturnD,E	(1.37)%	11.59%	25.66%	(5.87)%	9.82%	20.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.18%	.22%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.08%H	.18%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.08%H	.18%	.19%	.23%	.23%	.23%
Net investment income (loss)	1.28%H	1.25%	1.29%	1.38%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$198,579	$55,178	$41,190	$41,773	$31,449	$21,013
Portfolio turnover rateI	27%H	14%J	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.08	$13.61
Income from Investment Operations
Net investment income (loss)A	.15	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.21)	1.34	2.57
Total from investment operations	(.26)	2.20	3.96	(.97)	1.58	2.78
Distributions from net investment income	(.06)	(.23)	(.22)	(.21)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.74)	(.41)	(.62)	(.59)	(.32)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.08
Total ReturnD,E	(1.32)%	11.71%	25.86%	(5.73)%	9.96%	20.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.06%	.09%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.04%H	.06%	.07%	.09%	.09%	.09%
Expenses net of all reductions	.04%H	.06%	.07%	.09%	.09%	.09%
Net investment income (loss)	1.32%H	1.37%	1.41%	1.52%	1.44%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,191,288	$3,141,581	$2,227,297	$1,101,583	$895,003	$632,741
Portfolio turnover rateI	27%H	14%J	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.077 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.15	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.20)	1.34	2.58
Total from investment operations	(.26)	2.20	3.96	(.96)	1.58	2.79
Distributions from net investment income	(.06)	(.23)	(.22)	(.22)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.74)	(.41)	(.63)	(.60)C	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnE,F	(1.31)%	11.72%	25.88%	(5.71)%	9.92%	20.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.05%	.07%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.03%I	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.03%I	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.33%I	1.38%	1.42%	1.54%	1.46%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$347,362	$882,980	$677,917	$292,313	$376,321	$263,061
Portfolio turnover rateJ	27%I	14%K	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.077 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.14	.28	.25	.24	.25	.21
Net realized and unrealized gain (loss)	(.40)	1.93	3.72	(1.20)	1.33	2.58
Total from investment operations	(.26)	2.21	3.97	(.96)	1.58	2.79
Distributions from net investment income	(.06)	(.23)	(.23)	(.22)	(.21)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.75)C	(.42)	(.63)	(.60)	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnE,F	(1.31)%	11.73%	25.90%	(5.69)%	9.94%	20.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.04%	.05%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.03%I	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.03%I	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	1.33%I	1.38%	1.44%	1.56%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,342,293	$353,568	$169,906	$116,939	$4,389	$3,654
Portfolio turnover rateJ	27%I	14%K	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.077 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of each Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018 and the surviving class is Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$6,311,817,653	$1,018,535,461	$(507,644,868)	$510,890,593
Fidelity Small Cap Index Fund	6,977,519,030	945,542,334	(777,169,890)	168,372,444

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	1,584,056,796	665,667,917
Fidelity Small Cap Index Fund	2,823,041,259	781,754,871

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2018, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .025% of each Fund's average net assets. Prior to August 1, 2018, the management fee was based on an annual rate of .035% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .03% and .03% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2018, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.025%	.025%	.025%	.025%
Fidelity Small Cap Index Fund	.025%	.025%	.025%	.025%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, each Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$25,749.07
Premium Class	141,892.01
Institutional Class	25,597	–(b)
	$193,238
Fidelity Small Cap Index Fund
Investor Class	$35,094.05
Premium Class	134,139.01
Institutional Class	13,533	–(b)
	$182,766

 (a) Annualized

 (b) Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$104,883,000	2.16%	$18,836
Fidelity Small Cap Index Fund	Borrower	$15,310,750	2.17%	$3,685

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,400,887 shares of Fidelity Mid Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $29,194,489. The Fund had a net realized gain of $14,766,993 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,145,154 shares of Fidelity Small Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $23,567,263. The Fund had a net realized gain of $13,050,414 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$8,244
Fidelity Small Cap Index Fund	6,959

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Mid Cap Index Fund	$8,676	$–
Fidelity Small Cap Index Fund	$284,844	$13,540,230

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Mid Cap Index Fund	$624
Fidelity Small Cap Index Fund	1,544

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Distributions to shareholders
Investor Class	$509,563	$–
Investor Class	27,258,985	–
Institutional Class	14,971,406	–
Institutional Premium Class	3,182,446	–
Total	$45,922,400	$–
From net investment income
Investor Class	$–	$867,595
Premium Class	–	41,833,500
Institutional Class	–	17,876,472
Institutional Premium Class	–	5,727,692
Total	$–	$66,305,259
From net realized gain
Investor Class	$–	$883,805
Premium Class	–	39,067,531
Institutional Class	–	16,937,157
Institutional Premium Class	–	5,464,455
Total	$–	$62,352,948
Fidelity Small Cap Index Fund
Distributions to shareholders
Investor Class	$827,727	$–
Premium Class	21,076,778	–
Institutional Class	6,517,784	–
Institutional Premium Class	4,878,752	–
Total	$33,301,041	$–
From net investment income
Investor Class	$–	$488,345
Premium Class	–	30,303,452
Institutional Class	–	10,899,677
Institutional Premium Class	–	2,010,805
Total	$–	$43,702,279
From net realized gain
Investor Class	$–	$1,212,949
Premium Class	–	67,339,012
Institutional Class	–	23,802,612
Institutional Premium Class	–	4,424,058
Total	$–	$96,778,631

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	1,334,905	3,656,244	$28,895,596	$74,130,616
Reinvestment of distributions	22,477	82,153	487,986	1,679,321
Shares redeemed	(844,157)	(3,676,745)	(18,272,908)	(74,765,809)
Net increase (decrease)	513,225	61,652	$11,110,674	$1,044,128
Premium Class
Shares sold	38,688,575	77,778,279	$841,501,714	$1,589,895,631
Reinvestment of distributions	1,211,112	3,812,463	26,317,465	78,097,362
Shares redeemed	(106,648,009)	(48,561,265)	(2,324,546,422)	(994,294,359)
Net increase (decrease)	(66,748,322)	33,029,477	$(1,456,727,243)	$673,698,634
Institutional Class
Shares sold	33,514,162	62,968,632	$731,234,366	$1,291,323,119
Reinvestment of distributions	661,370	1,594,337	14,378,201	32,820,444
Shares redeemed	(54,910,538)	(13,110,964)(a)	(1,164,708,457)	(272,005,587)(a)
Net increase (decrease)	(20,735,006)	51,452,005	$(419,095,890)	$1,052,137,976
Institutional Premium Class
Shares sold	139,309,520	19,873,876	$3,004,591,038	$394,640,085
Reinvestment of distributions	145,729	542,229	3,168,145	11,191,952
Shares redeemed	(14,094,543)	(11,460,795)	(302,807,594)	(237,935,810)
Net increase (decrease)	125,360,706	8,955,310	$2,704,951,589	$167,896,227
Fidelity Small Cap Index Fund
Investor Class
Shares sold	14,078,064	3,990,677	$312,523,913	$79,354,980
Reinvestment of distributions	35,872	82,763	792,763	1,647,882
Shares redeemed	(6,918,588)	(3,543,791)	(153,254,632)	(70,490,715)
Net increase (decrease)	7,195,348	529,649	$160,062,044	$10,512,147
Premium Class
Shares sold	56,661,520	78,304,861	$1,255,398,914	$1,564,139,117
Reinvestment of distributions	920,492	4,707,517	20,361,287	93,834,009
Shares redeemed	(101,903,611)	(46,716,083)(a)	(2,216,347,775)	(930,528,469)(a)
Net increase (decrease)	(44,321,599)	36,296,295	$(940,587,574)	$727,444,657
Institutional Class
Shares sold	23,582,126	33,629,988	$521,444,897	$667,248,688
Reinvestment of distributions	287,884	1,711,830	6,370,885	34,201,393
Shares redeemed	(49,681,193)	(27,870,798)	(1,042,102,818)	(561,653,429)
Net increase (decrease)	(25,811,183)	7,471,020	$(514,287,036)	$139,796,652
Institutional Premium Class
Shares sold	157,766,145	11,122,045	$3,380,641,653	$225,520,792
Reinvestment of distributions	220,401	323,337	4,877,476	6,434,584
Shares redeemed	(8,977,185)	(3,117,631)	(194,046,910)	(62,139,796)
Net increase (decrease)	149,009,361	8,327,751	$3,191,472,219	$169,815,580

 (a) Amount includes in-kind redemptions (see the Prior Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity Mid Cap Index Fund
Investor Class	.10%
Actual		$1,000.00	$990.70	$.50-C
Hypothetical-D		$1,000.00	$1,024.70	$.51-C
Premium Class	.04%
Actual		$1,000.00	$991.20	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$990.80	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.03%
Actual		$1,000.00	$990.80	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Fidelity Small Cap Index Fund
Investor Class	.08%
Actual		$1,000.00	$986.30	$.40-C
Hypothetical-D		$1,000.00	$1,024.80	$.41-C
Premium Class	.04%
Actual		$1,000.00	$986.80	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$986.90	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.03%
Actual		$1,000.00	$986.90	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period. The restated annualized expense ratio would have .03% and the expenses paid in the actual and hypothetical examples above would have been $.15 and $.15, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2016 and 2017. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.04%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2018) that further lowered the fund's management fee rate from 0.035% to 0.025%, and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

Historical Management Fees (BP) vs. Competitive Medians (BP):
Mid Cap Index - Net
Mid Cap Index - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
25.0
25.0
20.0
17.0
16.0
15.0
15.0
14.0
13.0
13.0
12.0
12.0
12.0
4.0
3.5
-5.1
1.9
3.3
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	8%	8%	7%	9%
Funds	53	53	54	58	58
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity Small Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.15% to 0.04%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2018) that further lowered the fund's management fee rate from 0.035% to 0.025%, and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Small Cap Index - Net
Small Cap Index - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
25.0
25.0
20.0
17.0
16.0
15.0
15.0
14.0
13.0
13.0
15.0
15.0
15.0
-4.2
5.1
6.7
4.0
3.5
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	2%	21%	25%	7%	9%
Funds	53	53	54	58	58
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for each fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-I-SCX-I-SANN-1218
1.929323.107

Fidelity® Mid Cap Index Fund Investor Class and Premium Class Fidelity® Small Cap Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2018

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Ross Stores, Inc.	0.5
Fidelity National Information Services, Inc.	0.5
Fiserv, Inc.	0.5
ServiceNow, Inc.	0.4
Edwards Lifesciences Corp.	0.4
Analog Devices, Inc.	0.4
Red Hat, Inc.	0.4
Sempra Energy	0.4
Dollar General Corp.	0.4
The Williams Companies, Inc.	0.4
4.3

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	17.7
Industrials	13.6
Financials	13.3
Consumer Discretionary	12.1
Health Care	9.9
Real Estate	8.8
Utilities	6.6
Materials	5.1
Energy	4.7
Consumer Staples	4.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Fidelity® Mid Cap Index Fund

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	900,910	$18,594,782
Zayo Group Holdings, Inc. (a)	187,039	5,588,725
		24,183,507
Entertainment - 0.9%
Cinemark Holdings, Inc.	100,416	4,174,293
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	185,514	6,136,803
Liberty Media Class A (a)(b)	24,213	767,310
Liberty SiriusXM Series A (a)	79,284	3,269,672
Liberty SiriusXM Series C (a)	158,188	6,528,419
Lions Gate Entertainment Corp.:
Class A	47,325	906,747
Class B	90,859	1,616,382
Live Nation Entertainment, Inc. (a)	130,230	6,811,029
Take-Two Interactive Software, Inc. (a)	106,407	13,712,670
The Madison Square Garden Co. (a)	17,392	4,810,975
Viacom, Inc.:
Class A	10,944	387,089
Class B (non-vtg.)	331,514	10,601,818
Zynga, Inc. (a)	719,636	2,619,475
		62,342,682
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	70,145	13,789,806
Match Group, Inc. (a)(b)	48,412	2,503,869
TripAdvisor, Inc.(a)(b)	98,293	5,124,997
Twitter, Inc. (a)	666,649	23,166,053
Zillow Group, Inc.:
Class A (a)(b)	53,000	2,139,610
Class C (a)(b)	114,409	4,606,106
		51,330,441
Media - 1.6%
AMC Networks, Inc. Class A (a)(b)	41,164	2,411,387
Cable One, Inc.	4,007	3,589,230
CBS Corp. Class B	310,690	17,818,072
Discovery Communications, Inc.:
Class A (a)(b)	145,170	4,702,056
Class C (non-vtg.) (a)	324,753	9,518,510
DISH Network Corp. Class A (a)	209,707	6,446,393
GCI Liberty, Inc. (a)	95,580	4,523,801
Interpublic Group of Companies, Inc.	362,389	8,392,929
John Wiley & Sons, Inc. Class A	41,476	2,249,658
Liberty Broadband Corp.:
Class A (a)	23,955	1,983,234
Class C (a)	98,456	8,164,956
News Corp.:
Class A	351,560	4,637,076
Class B	120,136	1,602,614
Omnicom Group, Inc.	209,828	15,594,417
Sirius XM Holdings, Inc. (b)	1,214,655	7,312,223
Tribune Media Co. Class A	82,249	3,126,284
		102,072,840
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	616,242	3,771,401
Telephone & Data Systems, Inc.	91,958	2,835,065
U.S. Cellular Corp. (a)	11,985	572,523
		7,178,989

TOTAL COMMUNICATION SERVICES		247,108,459

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Adient PLC (b)	87,630	2,665,705
Aptiv PLC	249,520	19,163,136
BorgWarner, Inc.	198,234	7,812,402
Gentex Corp.	255,061	5,369,034
Lear Corp.	61,514	8,175,211
The Goodyear Tire & Rubber Co.	221,863	4,672,435
Visteon Corp. (a)	27,900	2,205,216
		50,063,139
Automobiles - 0.1%
Harley-Davidson, Inc.	157,741	6,028,861
Thor Industries, Inc.	47,075	3,278,303
		9,307,164
Distributors - 0.4%
Genuine Parts Co.	134,934	13,212,737
LKQ Corp. (a)	298,069	8,128,342
Pool Corp.	36,908	5,379,341
		26,720,420
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	53,728	6,173,884
Frontdoor, Inc. (a)	64,310	2,189,756
Graham Holdings Co.	3,994	2,320,714
Grand Canyon Education, Inc. (a)	44,318	5,526,455
H&R Block, Inc.	194,283	5,156,271
Service Corp. International	163,233	6,769,273
ServiceMaster Global Holdings, Inc. (a)	127,493	5,466,900
		33,603,253
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	230,678	8,285,954
Caesars Entertainment Corp. (a)(b)	557,672	4,790,402
Chipotle Mexican Grill, Inc. (a)	23,005	10,589,892
Choice Hotels International, Inc.	32,472	2,383,445
Darden Restaurants, Inc.	116,756	12,440,352
Domino's Pizza, Inc.	39,692	10,668,813
Dunkin' Brands Group, Inc. (b)	77,834	5,647,635
Extended Stay America, Inc. unit	177,236	2,885,402
Hilton Grand Vacations, Inc. (a)	90,637	2,435,416
Hilton Worldwide Holdings, Inc.	263,117	18,726,037
Hyatt Hotels Corp. Class A	40,144	2,777,965
International Game Technology PLC (b)	91,751	1,701,981
MGM Mirage, Inc.	473,114	12,622,682
Norwegian Cruise Line Holdings Ltd. (a)	190,107	8,378,015
Royal Caribbean Cruises Ltd.	156,908	16,432,975
Six Flags Entertainment Corp. (b)	66,806	3,598,171
U.S. Foods Holding Corp. (a)	202,818	5,916,201
Vail Resorts, Inc.	37,826	9,506,430
Wendy's Co.	176,418	3,041,446
Wyndham Destinations, Inc.	91,411	3,279,827
Wyndham Hotels & Resorts, Inc.	91,849	4,527,237
Wynn Resorts Ltd.	97,129	9,771,177
Yum China Holdings, Inc.	349,726	12,618,114
		173,025,569
Household Durables - 1.1%
D.R. Horton, Inc.	325,519	11,705,663
Garmin Ltd.	106,864	7,070,122
Leggett & Platt, Inc.	122,557	4,450,045
Lennar Corp.:
Class A	269,853	11,598,282
Class B	15,934	569,959
Mohawk Industries, Inc. (a)	58,461	7,291,841
Newell Brands, Inc.	415,133	6,592,312
NVR, Inc. (a)	2,974	6,658,875
PulteGroup, Inc.	243,828	5,990,854
Tempur Sealy International, Inc. (a)(b)	43,459	2,008,240
Toll Brothers, Inc.	132,391	4,456,281
Whirlpool Corp.	59,692	6,551,794
		74,944,268
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	113,599	14,248,723
GrubHub, Inc. (a)	85,012	7,884,013
Liberty Interactive Corp. QVC Group Series A (a)	401,834	8,816,238
Wayfair LLC Class A (a)(b)	54,006	5,956,322
		36,905,296
Leisure Products - 0.4%
Brunswick Corp.	81,130	4,217,949
Hasbro, Inc.	109,485	10,040,869
Mattel, Inc. (a)(b)	324,645	4,408,679
Polaris Industries, Inc.	55,659	4,952,538
		23,620,035
Multiline Retail - 1.1%
Dollar General Corp.	253,414	28,225,251
Dollar Tree, Inc. (a)	221,227	18,649,436
Kohl's Corp.	157,509	11,928,157
Macy's, Inc.	289,138	9,914,542
Nordstrom, Inc.	111,085	7,306,060
		76,023,446
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	66,827	10,676,282
AutoNation, Inc. (a)	51,530	2,085,934
AutoZone, Inc. (a)	24,834	18,214,994
Best Buy Co., Inc.	227,962	15,993,814
Burlington Stores, Inc. (a)	62,866	10,780,890
CarMax, Inc. (a)	167,582	11,380,494
Dick's Sporting Goods, Inc. (b)	70,755	2,502,604
Floor & Decor Holdings, Inc. Class A (a)(b)	44,734	1,144,296
Foot Locker, Inc.	109,784	5,175,218
Gap, Inc.	206,559	5,639,061
L Brands, Inc.	219,459	7,114,861
Michaels Companies, Inc. (a)(b)	103,314	1,637,527
O'Reilly Automotive, Inc. (a)	74,452	23,880,479
Penske Automotive Group, Inc.	33,913	1,505,059
Ross Stores, Inc.	349,083	34,559,222
Tiffany & Co., Inc.	116,599	12,977,469
Tractor Supply Co.	115,035	10,570,566
Ulta Beauty, Inc. (a)	53,949	14,810,079
Urban Outfitters, Inc. (a)	69,566	2,745,074
Williams-Sonoma, Inc. (b)	77,788	4,619,051
		198,012,974
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	42,898	4,117,350
Columbia Sportswear Co.	28,762	2,596,633
Hanesbrands, Inc. (b)	340,439	5,841,933
lululemon athletica, Inc. (a)	92,552	13,024,843
Michael Kors Holdings Ltd. (a)	132,334	7,332,627
PVH Corp.	72,323	8,735,895
Ralph Lauren Corp.	51,521	6,677,637
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	124,568	3,558,908
Tapestry, Inc.	271,602	11,491,481
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	173,338	3,832,503
Class C (non-vtg.) (a)(b)	181,278	3,594,743
VF Corp.	304,796	25,261,492
		96,066,045

TOTAL CONSUMER DISCRETIONARY		798,291,609

CONSUMER STAPLES - 4.3%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	47,484	2,201,833
Class B (non-vtg.)	267,041	12,374,680
Keurig Dr. Pepper, Inc.	168,522	4,381,572
Molson Coors Brewing Co. Class B	163,599	10,470,336
		29,428,421
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	34,343	4,330,996
Kroger Co.	747,668	22,250,600
Sprouts Farmers Market LLC (a)	117,254	3,152,960
Welbilt, Inc. (a)	124,097	2,323,096
		32,057,652
Food Products - 2.6%
Archer Daniels Midland Co.	526,784	24,890,544
Bunge Ltd.	133,000	8,219,400
Campbell Soup Co. (b)	167,764	6,276,051
Conagra Brands, Inc.	440,775	15,691,590
Flowers Foods, Inc.	168,401	3,251,823
Hormel Foods Corp. (b)	256,199	11,180,524
Ingredion, Inc.	66,424	6,720,780
Kellogg Co.	233,722	15,304,117
Lamb Weston Holdings, Inc.	137,945	10,781,781
McCormick & Co., Inc. (non-vtg.)	114,398	16,473,312
Pilgrim's Pride Corp. (a)(b)	48,748	860,890
Post Holdings, Inc. (a)	61,603	5,446,937
Seaboard Corp.	247	954,655
The Hain Celestial Group, Inc. (a)	91,177	2,268,484
The Hershey Co.	132,114	14,156,015
The J.M. Smucker Co.	103,720	11,234,950
TreeHouse Foods, Inc. (a)	51,800	2,360,008
Tyson Foods, Inc. Class A	273,988	16,417,361
		172,489,222
Household Products - 0.6%
Church & Dwight Co., Inc.	230,336	13,675,048
Clorox Co.	120,961	17,956,660
Energizer Holdings, Inc.	55,287	3,249,217
Spectrum Brands Holdings, Inc. (b)	37,972	2,466,281
		37,347,206
Personal Products - 0.2%
Coty, Inc. Class A	439,977	4,641,757
Herbalife Nutrition Ltd. (a)	101,907	5,427,567
Nu Skin Enterprises, Inc. Class A	51,969	3,649,263
		13,718,587

TOTAL CONSUMER STAPLES		285,041,088

ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	99,793	6,216,106
Nabors Industries Ltd.	329,883	1,639,519
National Oilwell Varco, Inc.	359,989	13,247,595
Patterson-UTI Energy, Inc.	205,504	3,419,587
RPC, Inc.	52,123	775,590
Transocean Ltd. (United States) (a)(b)	406,375	4,474,189
Weatherford International PLC (a)(b)	941,405	1,270,897
		31,043,483
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)(b)	226,821	3,604,186
Apache Corp.	360,122	13,623,415
Cabot Oil & Gas Corp.	410,715	9,951,624
Centennial Resource Development, Inc. Class A (a)(b)	171,507	3,286,074
Cheniere Energy, Inc. (a)	217,429	13,134,886
Chesapeake Energy Corp. (a)(b)	841,469	2,953,556
Cimarex Energy Co.	88,745	7,052,565
CNX Resources Corp. (a)	197,081	3,084,318
Concho Resources, Inc. (a)	183,303	25,495,614
Continental Resources, Inc. (a)(b)	82,127	4,326,450
Devon Energy Corp.	478,723	15,510,625
Diamondback Energy, Inc. (b)	92,660	10,411,278
Energen Corp. (a)	82,725	5,953,718
EQT Corp.	249,662	8,481,018
Extraction Oil & Gas, Inc. (a)(b)	102,281	817,225
Hess Corp.	249,577	14,325,720
HollyFrontier Corp.	152,969	10,316,229
Kosmos Energy Ltd. (a)(b)	226,465	1,469,758
Marathon Oil Corp.	801,773	15,225,669
Murphy Oil Corp.	155,559	4,956,110
Newfield Exploration Co. (a)	187,235	3,782,147
Noble Energy, Inc.	452,256	11,238,562
ONEOK, Inc.	387,013	25,388,053
Parsley Energy, Inc. Class A (a)	250,287	5,861,722
PBF Energy, Inc. Class A	111,808	4,679,165
QEP Resources, Inc. (a)	222,119	1,979,080
Range Resources Corp.	197,680	3,133,228
SM Energy Co.	104,076	2,533,210
Targa Resources Corp.	209,335	10,816,339
The Williams Companies, Inc.	1,147,501	27,918,699
Whiting Petroleum Corp. (a)	83,848	3,127,530
WPX Energy, Inc. (a)	372,627	5,976,937
		280,414,710

TOTAL ENERGY		311,458,193

FINANCIALS - 13.3%
Banks - 4.5%
Associated Banc-Corp.	160,859	3,728,712
Bank of Hawaii Corp.	38,890	3,050,532
Bank of the Ozarks, Inc.	113,559	3,106,974
BankUnited, Inc.	97,315	3,221,127
BOK Financial Corp.	30,486	2,613,565
CIT Group, Inc.	106,158	5,029,766
Citizens Financial Group, Inc.	448,542	16,753,044
Comerica, Inc.	161,490	13,171,124
Commerce Bancshares, Inc.	89,544	5,694,998
Cullen/Frost Bankers, Inc.	53,978	5,285,526
East West Bancorp, Inc.	135,741	7,118,258
Fifth Third Bancorp	629,857	16,999,840
First Citizen Bancshares, Inc.	7,390	3,152,796
First Hawaiian, Inc.	100,333	2,486,252
First Horizon National Corp.	304,646	4,916,986
First Republic Bank	151,269	13,763,966
FNB Corp., Pennsylvania	310,041	3,667,785
Huntington Bancshares, Inc.	1,031,837	14,786,224
KeyCorp	995,372	18,075,956
M&T Bank Corp.	136,528	22,583,096
PacWest Bancorp	116,442	4,729,874
Peoples United Financial, Inc.	350,603	5,490,443
Pinnacle Financial Partners, Inc.	70,164	3,669,577
Popular, Inc.	95,114	4,946,879
Prosperity Bancshares, Inc.	63,537	4,131,811
Regions Financial Corp.	1,037,938	17,613,808
Signature Bank	51,178	5,624,462
Sterling Bancorp	209,397	3,764,958
SunTrust Banks, Inc.	438,435	27,472,337
SVB Financial Group (a)	49,790	11,811,682
Synovus Financial Corp.	109,426	4,110,041
TCF Financial Corp.	154,121	3,218,046
Texas Capital Bancshares, Inc. (a)	46,382	3,025,498
Umpqua Holdings Corp.	205,186	3,939,571
Webster Financial Corp.	86,515	5,090,543
Western Alliance Bancorp. (a)	92,875	4,480,290
Wintrust Financial Corp.	52,348	3,985,777
Zions Bancorporation	180,451	8,490,220
		294,802,344
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	50,202	5,705,959
Ameriprise Financial, Inc.	133,569	16,995,320
BGC Partners, Inc. Class A	257,075	2,722,424
Brighthouse Financial, Inc. (a)	114,017	4,518,494
Cboe Global Markets, Inc.	105,345	11,888,183
E*TRADE Financial Corp.	244,922	12,104,045
Eaton Vance Corp. (non-vtg.)	108,991	4,910,045
Evercore, Inc. Class A	37,577	3,069,665
FactSet Research Systems, Inc.	35,192	7,874,562
Franklin Resources, Inc.	292,051	8,907,556
Interactive Brokers Group, Inc.	69,347	3,426,435
Invesco Ltd.	382,592	8,306,072
Lazard Ltd. Class A	108,974	4,330,627
Legg Mason, Inc.	79,417	2,241,148
LPL Financial	82,643	5,090,809
MarketAxess Holdings, Inc.	34,423	7,217,470
Moody's Corp.	157,359	22,892,587
Morningstar, Inc.	16,983	2,119,478
MSCI, Inc.	82,070	12,341,687
Northern Trust Corp.	198,259	18,650,224
Raymond James Financial, Inc.	123,670	9,484,252
SEI Investments Co.	125,744	6,721,017
T. Rowe Price Group, Inc.	222,292	21,560,101
The NASDAQ OMX Group, Inc.	109,142	9,463,703
Virtu Financial, Inc. Class A (b)	37,656	893,200
		213,435,063
Consumer Finance - 1.0%
Ally Financial, Inc.	399,814	10,159,274
Credit Acceptance Corp. (a)(b)	10,653	4,521,346
Discover Financial Services	322,592	22,474,985
Navient Corp.	245,257	2,840,076
OneMain Holdings, Inc. (a)	72,149	2,057,689
Santander Consumer U.S.A. Holdings, Inc.	108,523	2,034,806
SLM Corp. (a)	407,305	4,130,073
Synchrony Financial	699,619	20,204,997
		68,423,246
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	130,037	2,638,451
Jefferies Financial Group, Inc.	283,892	6,095,161
Voya Financial, Inc.	151,708	6,638,742
		15,372,354
Insurance - 3.6%
Alleghany Corp.	13,515	8,118,190
American Financial Group, Inc.	67,763	6,778,333
American National Insurance Co.	7,059	869,951
Arch Capital Group Ltd. (a)	364,192	10,332,127
Arthur J. Gallagher & Co.	170,207	12,597,020
Aspen Insurance Holdings Ltd.	55,714	2,333,302
Assurant, Inc.	49,509	4,812,770
Assured Guaranty Ltd.	99,635	3,983,407
Athene Holding Ltd. (a)	149,349	6,828,236
Axis Capital Holdings Ltd.	76,815	4,285,509
Brown & Brown, Inc.	218,849	6,167,165
Cincinnati Financial Corp.	144,763	11,384,162
CNA Financial Corp.	26,055	1,130,005
Erie Indemnity Co. Class A	23,021	2,985,593
Everest Re Group Ltd.	38,265	8,336,413
First American Financial Corp.	102,472	4,542,584
FNF Group	249,783	8,355,241
Hanover Insurance Group, Inc.	40,030	4,458,541
Hartford Financial Services Group, Inc.	336,574	15,287,191
Lincoln National Corp.	205,799	12,387,042
Loews Corp.	262,437	12,219,067
Markel Corp. (a)	12,788	13,980,353
Mercury General Corp.	25,887	1,535,358
Old Republic International Corp.	267,239	5,892,620
Principal Financial Group, Inc.	266,527	12,545,426
Reinsurance Group of America, Inc.	59,971	8,538,071
RenaissanceRe Holdings Ltd.	37,497	4,580,634
Torchmark Corp.	99,629	8,434,591
Unum Group	195,528	7,089,845
W.R. Berkley Corp.	89,913	6,824,397
White Mountains Insurance Group Ltd.	2,872	2,546,516
Willis Group Holdings PLC	123,987	17,749,979
		237,909,639
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	448,796	8,006,521
Annaly Capital Management, Inc. (b)	1,199,262	11,836,716
Chimera Investment Corp.	175,651	3,267,109
MFA Financial, Inc.	423,671	2,936,040
New Residential Investment Corp.	318,366	5,692,384
Starwood Property Trust, Inc.	245,736	5,337,386
Two Harbors Investment Corp.	232,989	3,422,608
		40,498,764
Thrifts& Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (b)	451,238	4,322,860
TFS Financial Corp.	46,758	687,810
		5,010,670

TOTAL FINANCIALS		875,452,080

HEALTH CARE - 9.9%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	47,454	2,992,449
Alkermes PLC (a)(b)	145,427	5,937,784
Alnylam Pharmaceuticals, Inc. (a)	84,419	6,789,820
BioMarin Pharmaceutical, Inc. (a)	166,226	15,321,050
bluebird bio, Inc. (a)(b)	50,758	5,821,943
Exact Sciences Corp. (a)(b)	113,017	8,029,858
Exelixis, Inc. (a)	277,099	3,843,363
Incyte Corp. (a)	165,301	10,714,811
Ionis Pharmaceuticals, Inc. (a)(b)	118,058	5,849,774
Neurocrine Biosciences, Inc. (a)	83,885	8,988,278
Sage Therapeutics, Inc. (a)	42,911	5,521,787
Sarepta Therapeutics, Inc. (a)(b)	59,232	7,922,872
Seattle Genetics, Inc. (a)(b)	100,895	5,663,236
TESARO, Inc. (a)(b)	35,814	1,034,308
United Therapeutics Corp. (a)	40,220	4,458,789
		98,890,122
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	40,184	13,710,781
Align Technology, Inc. (a)	74,661	16,515,013
Cantel Medical Corp.	34,535	2,733,445
Dentsply Sirona, Inc.	206,345	7,145,727
DexCom, Inc. (a)	82,416	10,942,372
Edwards Lifesciences Corp. (a)	198,103	29,240,003
Hill-Rom Holdings, Inc.	61,985	5,211,699
Hologic, Inc. (a)	255,946	9,979,335
ICU Medical, Inc. (a)	14,612	3,722,115
IDEXX Laboratories, Inc. (a)	80,867	17,153,508
Insulet Corp. (a)	54,751	4,829,586
Integra LifeSciences Holdings Corp. (a)	66,447	3,559,566
Masimo Corp. (a)	42,715	4,937,854
Penumbra, Inc. (a)	28,948	3,936,928
ResMed, Inc.	132,457	14,029,845
Steris PLC	78,655	8,597,778
Teleflex, Inc.	42,967	10,343,876
The Cooper Companies, Inc.	45,624	11,785,135
Varian Medical Systems, Inc. (a)	86,383	10,311,539
West Pharmaceutical Services, Inc.	68,985	7,306,891
Zimmer Biomet Holdings, Inc.	191,847	21,791,901
		217,784,897
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	81,247	3,371,751
AmerisourceBergen Corp.	148,406	13,059,728
Cardinal Health, Inc.	292,797	14,815,528
Centene Corp. (a)	191,441	24,948,591
Chemed Corp.	14,696	4,472,434
DaVita HealthCare Partners, Inc. (a)	122,594	8,255,480
HealthSouth Corp.	92,528	6,227,134
Henry Schein, Inc. (a)(b)	144,447	11,989,101
Laboratory Corp. of America Holdings (a)	96,086	15,426,607
MEDNAX, Inc. (a)	85,607	3,534,713
Molina Healthcare, Inc. (a)	58,020	7,355,195
Premier, Inc. (a)(b)	48,953	2,202,885
Quest Diagnostics, Inc.	127,786	12,025,940
Universal Health Services, Inc. Class B	78,782	9,576,740
Wellcare Health Plans, Inc. (a)	46,901	12,944,207
		150,206,034
Health Care Technology - 0.5%
athenahealth, Inc. (a)	37,771	4,817,313
Cerner Corp. (a)	298,838	17,117,441
Veeva Systems, Inc. Class A (a)	113,082	10,330,041
		32,264,795
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	303,701	19,676,788
Bio-Rad Laboratories, Inc. Class A (a)	19,880	5,424,258
Bio-Techne Corp.	35,158	5,896,700
Bruker Corp.	94,292	2,954,168
Charles River Laboratories International, Inc. (a)	44,410	5,410,026
Mettler-Toledo International, Inc. (a)	23,441	12,818,008
PerkinElmer, Inc.	104,121	9,004,384
PRA Health Sciences, Inc. (a)	53,549	5,187,292
QIAGEN NV (a)	209,563	7,607,137
Quintiles Transnational Holdings, Inc. (a)	153,395	18,856,847
Waters Corp. (a)	72,072	13,671,338
		106,506,946
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	136,634	5,511,816
Jazz Pharmaceuticals PLC (a)	55,246	8,774,170
Mylan NV (a)	483,526	15,110,188
Nektar Therapeutics (a)	147,395	5,701,239
Perrigo Co. PLC	120,311	8,457,863
		43,555,276

TOTAL HEALTH CARE		649,208,070

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.0%
Arconic, Inc.	409,202	8,319,077
BWX Technologies, Inc.	94,005	5,495,532
Curtiss-Wright Corp.	41,604	4,553,974
Harris Corp.	111,648	16,603,174
HEICO Corp.	37,121	3,111,853
HEICO Corp. Class A	70,944	4,729,127
Hexcel Corp.	81,929	4,794,485
Huntington Ingalls Industries, Inc.	40,065	8,753,401
L3 Technologies, Inc.	73,710	13,965,834
Rockwell Collins, Inc.	154,503	19,779,474
Spirit AeroSystems Holdings, Inc. Class A	100,042	8,404,528
Teledyne Technologies, Inc. (a)	33,318	7,372,607
Textron, Inc.	234,582	12,580,633
TransDigm Group, Inc. (a)	45,631	15,069,638
		133,533,337
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	130,508	11,619,127
Expeditors International of Washington, Inc.	164,561	11,055,208
XPO Logistics, Inc. (a)	117,823	10,531,020
		33,205,355
Airlines - 0.7%
Alaska Air Group, Inc.	113,409	6,965,581
American Airlines Group, Inc.	389,853	13,676,043
Copa Holdings SA Class A	29,270	2,120,026
JetBlue Airways Corp. (a)	294,232	4,922,501
United Continental Holdings, Inc. (a)	230,372	19,699,110
		47,383,261
Building Products - 0.7%
A.O. Smith Corp.	133,342	6,071,061
Allegion PLC	89,536	7,675,921
Armstrong World Industries, Inc. (a)	42,156	2,603,133
Fortune Brands Home & Security, Inc.	133,298	5,975,749
Lennox International, Inc.	33,611	7,088,224
Masco Corp.	292,437	8,773,110
Owens Corning	103,607	4,897,503
USG Corp. (a)	76,916	3,247,394
		46,332,095
Commercial Services & Supplies - 0.9%
Cintas Corp.	82,280	14,964,264
Clean Harbors, Inc. (a)	48,399	3,293,068
Copart, Inc. (a)	191,056	9,344,549
KAR Auction Services, Inc.	127,384	7,253,245
Republic Services, Inc.	207,231	15,061,549
Rollins, Inc.	91,885	5,439,592
Stericycle, Inc. (a)	78,485	3,921,895
		59,278,162
Construction & Engineering - 0.4%
AECOM (a)	150,212	4,377,178
Fluor Corp.	132,526	5,812,590
Jacobs Engineering Group, Inc.	119,813	8,996,758
Quanta Services, Inc. (a)	140,083	4,370,590
Valmont Industries, Inc.	20,756	2,580,178
		26,137,294
Electrical Equipment - 1.1%
Acuity Brands, Inc.	37,392	4,697,931
AMETEK, Inc.	215,126	14,430,652
Fortive Corp.	276,501	20,530,199
GrafTech International Ltd. (b)	54,068	966,736
Hubbell, Inc. Class B	51,598	5,247,517
Regal Beloit Corp.	40,625	2,912,813
Rockwell Automation, Inc.	115,649	19,050,860
Sensata Technologies, Inc. PLC (a)	158,659	7,441,107
		75,277,815
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	54,851	5,298,058
ITT, Inc.	81,924	4,137,162
Roper Technologies, Inc.	95,428	26,996,581
		36,431,801
Machinery - 3.5%
AGCO Corp.	62,478	3,501,267
Allison Transmission Holdings, Inc.	107,661	4,745,697
Apergy Corp. (a)	73,025	2,847,245
Colfax Corp. (a)	82,841	2,322,033
Crane Co.	46,850	4,077,824
Cummins, Inc.	143,919	19,672,288
Donaldson Co., Inc.	121,848	6,248,365
Dover Corp.	136,547	11,311,553
Flowserve Corp.	123,996	5,691,416
Gardner Denver Holdings, Inc. (a)	99,589	2,694,878
Gates Industrial Corp. PLC (a)(b)	40,819	614,326
Graco, Inc.	155,182	6,305,045
IDEX Corp.	72,415	9,183,670
Ingersoll-Rand PLC	230,712	22,134,509
Lincoln Electric Holdings, Inc.	58,910	4,766,408
Middleby Corp. (a)(b)	51,429	5,775,477
Nordson Corp.	54,349	6,666,992
Oshkosh Corp.	68,230	3,830,432
PACCAR, Inc.	323,565	18,511,154
Parker Hannifin Corp.	124,973	18,949,656
Pentair PLC	149,936	6,019,930
Snap-On, Inc.	53,074	8,170,212
Stanley Black & Decker, Inc.	145,652	16,971,371
Terex Corp.	63,289	2,113,220
Timken Co.	64,596	2,554,772
Toro Co.	97,595	5,497,526
Trinity Industries, Inc.	136,701	3,902,814
WABCO Holdings, Inc. (a)	49,666	5,336,612
Wabtec Corp. (b)	81,248	6,663,961
Xylem, Inc.	168,946	11,079,479
		228,160,132
Marine - 0.1%
Kirby Corp. (a)	55,235	3,973,606
Professional Services - 1.5%
CoStar Group, Inc. (a)	33,698	12,179,131
Dun & Bradstreet Corp.	34,903	4,965,999
Equifax, Inc.	112,616	11,423,767
IHS Markit Ltd. (a)	360,065	18,914,214
Manpower, Inc.	60,676	4,628,972
Nielsen Holdings PLC	336,943	8,753,779
Robert Half International, Inc.	113,436	6,866,281
TransUnion Holding Co., Inc.	173,311	11,395,198
Verisk Analytics, Inc. (a)	151,044	18,101,113
		97,228,454
Road & Rail - 0.7%
AMERCO	6,591	2,151,830
Genesee & Wyoming, Inc. Class A (a)(b)	55,201	4,373,575
J.B. Hunt Transport Services, Inc.	82,354	9,109,176
Kansas City Southern	96,514	9,840,567
Knight-Swift Transportation Holdings, Inc. Class A (b)	121,048	3,873,536
Landstar System, Inc.	38,436	3,847,059
Old Dominion Freight Lines, Inc.	62,094	8,098,299
Ryder System, Inc.	48,650	2,690,832
Schneider National, Inc. Class B	43,462	950,514
		44,935,388
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	91,456	3,484,474
Fastenal Co.	270,901	13,927,020
HD Supply Holdings, Inc. (a)	176,173	6,618,820
MSC Industrial Direct Co., Inc. Class A	42,134	3,415,382
United Rentals, Inc. (a)	77,991	9,364,379
Univar, Inc. (a)	108,151	2,662,678
W.W. Grainger, Inc.	42,794	12,152,212
Watsco, Inc.	29,910	4,432,064
WESCO International, Inc. (a)	44,290	2,222,472
		58,279,501
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	74,195	2,741,505

TOTAL INDUSTRIALS		892,897,706

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	53,606	12,348,142
Arris International PLC (a)	159,492	3,966,566
CommScope Holding Co., Inc. (a)	178,321	4,290,403
EchoStar Holding Corp. Class A (a)	44,839	1,818,221
F5 Networks, Inc. (a)	57,769	10,125,750
Juniper Networks, Inc.	322,210	9,431,087
Motorola Solutions, Inc.	152,801	18,727,291
Palo Alto Networks, Inc. (a)	84,443	15,456,447
Ubiquiti Networks, Inc. (b)	18,034	1,678,785
		77,842,692
Electronic Equipment & Components - 2.3%
ADT, Inc. (b)	99,180	767,653
Amphenol Corp. Class A	278,509	24,926,556
Arrow Electronics, Inc. (a)	82,053	5,555,809
Avnet, Inc.	109,472	4,386,543
CDW Corp.	139,873	12,589,969
Cognex Corp.	156,410	6,700,604
Coherent, Inc. (a)	22,611	2,784,319
Corning, Inc.	752,038	24,027,614
Dell Technologies, Inc. (a)	188,144	17,006,336
Dolby Laboratories, Inc. Class A	58,304	4,011,898
FLIR Systems, Inc.	126,214	5,844,970
IPG Photonics Corp. (a)	34,111	4,555,524
Jabil, Inc.	156,163	3,861,911
Keysight Technologies, Inc. (a)	176,645	10,082,897
Littelfuse, Inc.	22,561	4,087,151
National Instruments Corp.	104,752	5,129,705
Trimble, Inc. (a)	235,668	8,809,270
Zebra Technologies Corp. Class A (a)	49,763	8,275,587
		153,404,316
IT Services - 5.6%
Akamai Technologies, Inc. (a)	156,354	11,296,577
Alliance Data Systems Corp.	45,448	9,370,469
Amdocs Ltd.	134,329	8,498,996
Booz Allen Hamilton Holding Corp. Class A	130,680	6,473,887
Broadridge Financial Solutions, Inc.	109,268	12,777,800
Conduent, Inc. (a)	178,289	3,405,320
CoreLogic, Inc. (a)	76,099	3,091,141
DXC Technology Co.	264,680	19,276,644
EPAM Systems, Inc. (a)	47,582	5,684,622
Euronet Worldwide, Inc. (a)	46,634	5,184,768
Fidelity National Information Services, Inc.	311,274	32,403,623
First Data Corp. Class A (a)	513,392	9,620,966
Fiserv, Inc. (a)	382,478	30,330,505
FleetCor Technologies, Inc. (a)	82,680	16,538,480
Gartner, Inc. (a)	83,431	12,307,741
Genpact Ltd.	139,541	3,824,819
Global Payments, Inc.	149,682	17,098,175
GoDaddy, Inc. (a)	150,753	11,030,597
Jack Henry & Associates, Inc.	72,561	10,871,815
Leidos Holdings, Inc.	134,908	8,739,340
Okta, Inc. (a)	81,043	4,729,669
Paychex, Inc.	302,301	19,797,692
Sabre Corp.	239,999	5,915,975
Square, Inc. (a)	269,387	19,786,475
Switch, Inc. Class A (b)	33,413	296,373
Teradata Corp. (a)	112,188	4,083,643
The Western Union Co.	422,149	7,615,568
Total System Services, Inc.	169,538	15,453,389
Twilio, Inc. Class A (a)	67,658	5,089,235
VeriSign, Inc. (a)	99,123	14,128,992
WEX, Inc. (a)	38,892	6,843,436
Worldpay, Inc. (a)	282,456	25,940,759
		367,507,491
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	855,519	15,579,001
Analog Devices, Inc.	347,955	29,127,313
Cypress Semiconductor Corp.	335,520	4,341,629
First Solar, Inc. (a)	76,775	3,209,195
KLA-Tencor Corp.	147,032	13,459,309
Lam Research Corp.	148,474	21,043,220
Marvell Technology Group Ltd.	515,021	8,451,495
Maxim Integrated Products, Inc.	262,291	13,119,796
Microchip Technology, Inc. (b)	216,798	14,260,972
MKS Instruments, Inc.	50,636	3,731,367
Monolithic Power Systems, Inc.	38,214	4,513,838
ON Semiconductor Corp. (a)	398,346	6,771,882
Qorvo, Inc. (a)	119,543	8,787,606
Skyworks Solutions, Inc.	168,415	14,611,685
Teradyne, Inc.	176,850	6,092,483
Universal Display Corp. (b)	40,234	4,949,184
Versum Materials, Inc.	101,772	3,211,924
Xilinx, Inc.	240,005	20,489,227
		195,751,126
Software - 5.0%
2U, Inc. (a)(b)	51,259	3,224,704
ANSYS, Inc. (a)	78,569	11,749,994
Aspen Technology, Inc. (a)	67,405	5,722,010
Atlassian Corp. PLC (a)(b)	86,789	6,588,153
Autodesk, Inc. (a)	206,668	26,711,839
Black Knight, Inc. (a)	133,747	6,522,841
CA Technologies, Inc.	295,897	13,125,991
Cadence Design Systems, Inc. (a)	263,511	11,744,685
CDK Global, Inc.	122,281	6,999,364
Ceridian HCM Holding, Inc. (b)	21,777	826,873
Citrix Systems, Inc.	127,439	13,058,674
DocuSign, Inc. (b)	31,581	1,324,507
Fair Isaac Corp. (a)	26,948	5,193,149
FireEye, Inc. (a)(b)	179,332	3,315,849
Fortinet, Inc. (a)	130,882	10,755,883
Guidewire Software, Inc. (a)	75,012	6,673,818
LogMeIn, Inc.	48,167	4,148,142
Manhattan Associates, Inc. (a)	61,396	2,931,045
Nuance Communications, Inc. (a)	269,927	4,694,031
Nutanix, Inc. Class A (a)	99,703	4,138,672
Parametric Technology Corp. (a)	110,084	9,072,022
Paycom Software, Inc. (a)(b)	46,994	5,883,649
Pegasystems, Inc.	34,993	1,872,825
Pluralsight, Inc. (b)	22,398	501,939
Proofpoint, Inc. (a)	47,139	4,287,292
RealPage, Inc. (a)	68,162	3,612,586
Red Hat, Inc. (a)	166,899	28,646,544
RingCentral, Inc. (a)	63,259	4,917,122
ServiceNow, Inc. (a)	165,006	29,872,686
Splunk, Inc. (a)	136,478	13,625,964
SS&C Technologies Holdings, Inc.	194,871	9,969,600
Symantec Corp.	583,824	10,596,406
Synopsys, Inc. (a)	139,573	12,495,971
Tableau Software, Inc. (a)	66,040	7,045,147
Tyler Technologies, Inc. (a)	35,393	7,491,282
Ultimate Software Group, Inc. (a)	28,755	7,666,946
Workday, Inc. Class A (a)	136,811	18,198,599
Zendesk, Inc. (a)	98,563	5,418,008
		330,624,812
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	110,794	2,974,819
NetApp, Inc.	246,816	19,372,588
Pure Storage, Inc. Class A (a)	154,090	3,109,536
Western Digital Corp.	282,538	12,168,912
Xerox Corp.	210,742	5,873,380
		43,499,235

TOTAL INFORMATION TECHNOLOGY		1,168,629,672

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S. (b)	101,734	10,094,047
Ashland Global Holdings, Inc.	58,354	4,317,029
Axalta Coating Systems Ltd. (a)	198,698	4,903,867
Cabot Corp.	56,948	2,772,229
Celanese Corp. Class A	127,967	12,405,121
CF Industries Holdings, Inc.	220,251	10,578,656
Eastman Chemical Co.	133,088	10,427,445
FMC Corp.	126,502	9,877,276
Huntsman Corp.	204,453	4,473,432
International Flavors & Fragrances, Inc.	93,970	13,593,700
NewMarket Corp.	7,258	2,801,298
Olin Corp.	156,347	3,158,209
Platform Specialty Products Corp. (a)	208,648	2,257,571
RPM International, Inc.	124,179	7,596,029
The Chemours Co. LLC	167,011	5,513,033
The Mosaic Co.	330,764	10,233,838
The Scotts Miracle-Gro Co. Class A	38,505	2,569,824
Valvoline, Inc.	178,984	3,565,361
W.R. Grace & Co.	62,995	4,081,446
Westlake Chemical Corp.	34,180	2,437,034
		127,656,445
Construction Materials - 0.5%
Eagle Materials, Inc.	43,504	3,212,335
Martin Marietta Materials, Inc.	59,273	10,152,279
nVent Electric PLC	150,806	3,682,683
Vulcan Materials Co.	123,931	12,534,381
		29,581,678
Containers & Packaging - 1.5%
Aptargroup, Inc.	58,512	5,965,884
Ardagh Group SA	17,096	225,325
Avery Dennison Corp.	82,363	7,471,971
Ball Corp.	319,192	14,299,802
Bemis Co., Inc.	85,863	3,929,950
Berry Global Group, Inc. (a)	124,279	5,421,050
Crown Holdings, Inc. (a)(b)	121,558	5,140,688
Graphic Packaging Holding Co.	289,468	3,187,043
International Paper Co.	385,699	17,495,307
Owens-Illinois, Inc. (a)	149,142	2,337,055
Packaging Corp. of America	88,584	8,132,897
Sealed Air Corp.	148,219	4,796,367
Silgan Holdings, Inc.	72,710	1,747,221
Sonoco Products Co.	92,278	5,036,533
WestRock Co.	239,789	10,303,733
		95,490,826
Metals & Mining - 1.2%
Alcoa Corp. (a)	176,710	6,183,083
Freeport-McMoRan, Inc.	1,363,898	15,889,412
Newmont Mining Corp.	502,441	15,535,476
Nucor Corp.	299,896	17,729,852
Reliance Steel & Aluminum Co.	65,717	5,186,386
Royal Gold, Inc.	61,577	4,718,646
Steel Dynamics, Inc.	212,614	8,419,514
United States Steel Corp.	166,730	4,423,347
		78,085,716
Paper & Forest Products - 0.0%
Domtar Corp.	59,843	2,771,329

TOTAL MATERIALS		333,585,994

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Alexandria Real Estate Equities, Inc.	98,505	12,040,266
American Campus Communities, Inc.	127,486	5,036,972
American Homes 4 Rent Class A	243,899	5,138,952
Apartment Investment & Management Co. Class A	147,447	6,346,119
Apple Hospitality (REIT), Inc.	206,451	3,338,313
AvalonBay Communities, Inc.	130,302	22,852,365
Boston Properties, Inc.	145,471	17,567,078
Brandywine Realty Trust (SBI)	163,193	2,294,494
Brixmor Property Group, Inc.	281,933	4,567,315
Brookfield Property REIT, Inc. Class A	146,207	2,820,333
Camden Property Trust (SBI)	83,698	7,555,418
Colony NorthStar, Inc.	456,718	2,680,935
Columbia Property Trust, Inc.	112,066	2,515,882
CoreSite Realty Corp.	34,099	3,200,532
Corporate Office Properties Trust (SBI)	98,948	2,556,816
CubeSmart	173,984	5,042,056
CyrusOne, Inc.	97,988	5,215,901
DDR Corp.	141,054	1,753,301
Digital Realty Trust, Inc.	193,877	20,019,739
Douglas Emmett, Inc.	150,407	5,443,229
Duke Realty Corp.	335,977	9,262,886
Empire State Realty Trust, Inc.	127,178	2,017,043
EPR Properties	69,208	4,757,358
Equity Commonwealth	111,350	3,316,003
Equity Lifestyle Properties, Inc.	80,047	7,579,650
Equity Residential (SBI)	338,601	21,995,521
Essex Property Trust, Inc.	61,971	15,541,087
Extra Space Storage, Inc.	114,859	10,344,202
Federal Realty Investment Trust (SBI)	68,658	8,517,025
Forest City Realty Trust, Inc. Class A	200,754	5,050,971
Gaming & Leisure Properties	190,368	6,413,498
HCP, Inc.	442,729	12,197,184
Healthcare Trust of America, Inc.	193,841	5,090,265
Highwoods Properties, Inc. (SBI)	96,666	4,121,838
Hospitality Properties Trust (SBI)	152,474	3,906,384
Host Hotels & Resorts, Inc.	690,671	13,198,723
Hudson Pacific Properties, Inc.	144,801	4,387,470
Invitation Homes, Inc.	282,691	6,185,279
Iron Mountain, Inc.	268,539	8,219,979
JBG SMITH Properties	98,252	3,682,485
Kilroy Realty Corp.	91,028	6,270,009
Kimco Realty Corp.	385,063	6,195,664
Lamar Advertising Co. Class A	78,801	5,777,689
Liberty Property Trust (SBI)	139,272	5,831,319
Life Storage, Inc.	42,963	4,045,396
Medical Properties Trust, Inc.	339,952	5,051,687
Mid-America Apartment Communities, Inc.	106,741	10,429,663
National Retail Properties, Inc.	147,125	6,878,094
Omega Healthcare Investors, Inc.	185,212	6,176,820
Outfront Media, Inc.	130,501	2,312,478
Paramount Group, Inc.	197,400	2,820,846
Park Hotels & Resorts, Inc.	190,080	5,525,626
Rayonier, Inc.	120,849	3,649,640
Realty Income Corp.	273,808	16,502,408
Regency Centers Corp.	142,969	9,058,516
Retail Properties America, Inc.	207,605	2,547,313
SBA Communications Corp. Class A (a)	107,400	17,417,058
Senior Housing Properties Trust (SBI)	220,860	3,549,220
SL Green Realty Corp.	78,766	7,188,185
Spirit Realty Capital, Inc.	401,451	3,139,347
Store Capital Corp.	174,007	5,051,423
Sun Communities, Inc.	78,289	7,865,696
Taubman Centers, Inc.	55,697	3,063,892
The Macerich Co.	128,586	6,637,609
UDR, Inc.	249,763	9,788,212
Uniti Group, Inc.	155,350	2,973,399
Ventas, Inc.	335,087	19,448,449
VEREIT, Inc.	917,123	6,722,512
Vornado Realty Trust	162,451	11,059,664
Weingarten Realty Investors (SBI)	113,518	3,192,126
Welltower, Inc.	351,065	23,194,865
Weyerhaeuser Co.	712,979	18,986,631
WP Carey, Inc.	99,568	6,572,484
		548,694,807
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	301,104	12,131,480
Howard Hughes Corp. (a)	36,566	4,077,840
Jones Lang LaSalle, Inc.	42,606	5,635,070
Realogy Holdings Corp. (b)	117,130	2,233,669
Retail Value, Inc. (a)	14,002	392,196
VICI Properties, Inc.	350,003	7,556,565
		32,026,820

TOTAL REAL ESTATE		580,721,627

UTILITIES - 6.6%
Electric Utilities - 2.9%
Alliant Energy Corp.	218,485	9,390,485
Edison International	299,404	20,775,644
Entergy Corp.	170,536	14,316,497
Evergy, Inc.	255,222	14,289,880
Eversource Energy	298,384	18,875,772
FirstEnergy Corp.	457,752	17,064,995
Hawaiian Electric Industries, Inc.	102,078	3,807,509
OGE Energy Corp.	187,515	6,778,667
PG&E Corp.	487,175	22,804,662
Pinnacle West Capital Corp.	105,085	8,643,241
PPL Corp.	660,261	20,071,934
Vistra Energy Corp. (a)	386,496	8,746,404
Xcel Energy, Inc.	479,899	23,519,850
		189,085,540
Gas Utilities - 0.3%
Atmos Energy Corp.	102,852	9,573,464
National Fuel Gas Co.	76,668	4,162,306
UGI Corp.	162,675	8,631,536
		22,367,306
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	285,488	10,331,811
The AES Corp.	624,727	9,108,520
		19,440,331
Multi-Utilities - 2.8%
Ameren Corp.	229,272	14,806,386
Avangrid, Inc.	52,964	2,489,838
CenterPoint Energy, Inc.	464,193	12,537,853
CMS Energy Corp.	265,345	13,139,884
Consolidated Edison, Inc.	293,340	22,293,840
DTE Energy Co.	170,436	19,157,006
MDU Resources Group, Inc.	182,860	4,564,186
NiSource, Inc.	340,457	8,633,990
Public Service Enterprise Group, Inc.	475,627	25,412,751
SCANA Corp.	134,827	5,399,821
Sempra Energy	258,044	28,415,805
Vectren Corp.	78,487	5,614,175
WEC Energy Group, Inc.	297,568	20,353,651
		182,819,186
Water Utilities - 0.3%
American Water Works Co., Inc.	170,309	15,077,456
Aqua America, Inc.	168,353	5,476,523
		20,553,979

TOTAL UTILITIES		434,266,342

TOTAL COMMON STOCKS
(Cost $6,004,650,478)		6,576,660,840
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.21% 1/24/19 (c)
(Cost $1,989,736)	2,000,000	1,989,430
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.23% (d)	1,438,081	$1,438,369
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	242,520,427	242,544,679
TOTAL MONEY MARKET FUNDS
(Cost $243,976,953)		243,983,048
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $6,250,617,167)		6,822,633,318
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(237,038,339)
NET ASSETS - 100%		$6,585,594,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	25	Dec. 2018	$4,562,000	$74,929	$74,929

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $705,253.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$322,260
Fidelity Securities Lending Cash Central Fund	347,265
Total	$669,525

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$247,108,459	$247,108,459	$--	$--
Consumer Discretionary	798,291,609	798,291,609	--	--
Consumer Staples	285,041,088	285,041,088	--	--
Energy	311,458,193	311,458,193	--	--
Financials	875,452,080	875,452,080	--	--
Health Care	649,208,070	649,208,070	--	--
Industrials	892,897,706	892,897,706	--	--
Information Technology	1,168,629,672	1,168,629,672	--	--
Materials	333,585,994	333,585,994	--	--
Real Estate	580,721,627	580,721,627	--	--
Utilities	434,266,342	434,266,342	--	--
U.S. Government and Government Agency Obligations	1,989,430	--	1,989,430	--
Money Market Funds	243,983,048	243,983,048	--	--
Total Investments in Securities:	$6,822,633,318	$6,820,643,888	$1,989,430	$--
Derivative Instruments:
Assets
Futures Contracts	$74,929	$74,929	$--	$--
Total Assets	$74,929	$74,929	$--	$--
Total Derivative Instruments:	$74,929	$74,929	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$74,929	$0
Total Equity Risk	74,929	0
Total Value of Derivatives	$74,929	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $241,287,302) — See accompanying schedule: Unaffiliated issuers (cost $6,006,640,214)	$6,578,650,270
Fidelity Central Funds (cost $243,976,953)	243,983,048
Total Investment in Securities (cost $6,250,617,167)		$6,822,633,318
Receivable for fund shares sold		76,261,588
Dividends receivable		3,118,111
Distributions receivable from Fidelity Central Funds		100,362
Receivable for daily variation margin on futures contracts		97,613
Other receivables		2,875
Total assets		6,902,213,867
Liabilities
Payable for fund shares redeemed	$73,942,542
Accrued management fee	141,030
Collateral on securities loaned	242,535,316
Total liabilities		316,618,888
Net Assets		$6,585,594,979
Net Assets consist of:
Paid in capital		$5,983,929,548
Total distributable earnings (loss)		601,665,431
Net Assets		$6,585,594,979
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($80,960,059 ÷ 3,952,315 shares)		$20.48
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,124,433,837 ÷ 103,583,290 shares)		$20.51
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,421,145,449 ÷ 69,278,819 shares)		$20.51
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,959,055,634 ÷ 144,260,965 shares)		$20.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$62,590,915
Non-Cash dividends		4,945,984
Interest		19,589
Income from Fidelity Central Funds (including $347,265 from security lending)		669,525
Total income		68,226,013
Expenses
Management fee	$987,645
Transfer agent fees	193,238
Independent trustees' fees and expenses	14,948
Interest	18,836
Commitment fees	8,244
Total expenses before reductions	1,222,911
Expense reductions	(624)
Total expenses after reductions		1,222,287
Net investment income (loss)		67,003,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,426,379
Fidelity Central Funds	496
Futures contracts	(1,981,782)
Total net realized gain (loss)		5,445,093
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(173,228,254)
Fidelity Central Funds	(511)
Futures contracts	(53,690)
Total change in net unrealized appreciation (depreciation)		(173,282,455)
Net gain (loss)		(167,837,362)
Net increase (decrease) in net assets resulting from operations		$(100,833,636)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,003,726	$81,010,405
Net realized gain (loss)	5,445,093	81,697,493
Change in net unrealized appreciation (depreciation)	(173,282,455)	322,677,128
Net increase (decrease) in net assets resulting from operations	(100,833,636)	485,385,026
Distributions to shareholders	(45,922,400)	–
Distributions to shareholders from net investment income	–	(66,305,259)
Distributions to shareholders from net realized gain	–	(62,352,948)
Total distributions	(45,922,400)	(128,658,207)
Share transactions - net increase (decrease)	840,239,130	1,894,776,965
Total increase (decrease) in net assets	693,483,094	2,251,503,784
Net Assets
Beginning of period	5,892,111,885	3,640,608,101
End of period	$6,585,594,979	$5,892,111,885
Other Information
Undistributed net investment income end of period		$24,325,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.81	$19.22	$16.84	$17.95	$16.26	$13.66
Income from Investment Operations
Net investment income (loss)A	.21	.31	.27	.27	.23	.20
Net realized and unrealized gain (loss)	(.39)	1.78	2.49	(.71)	1.88	2.65
Total from investment operations	(.18)	2.09	2.76	(.44)	2.11	2.85
Distributions from net investment income	(.07)	(.25)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.15)B	(.50)	(.38)	(.67)	(.42)C	(.25)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.48	$20.81	$19.22	$16.84	$17.95	$16.26
Total ReturnF,G	(.93)%	10.94%	16.54%	(2.31)%	13.08%	20.99%
Ratios to Average Net AssetsH
Expenses before reductions	.10%I	.18%	.21%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.10%I	.18%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.10%I	.18%	.20%	.22%	.22%	.22%
Net investment income (loss)	1.96%I	1.52%	1.52%	1.58%	1.31%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$80,960	$71,575	$64,902	$50,008	$35,791	$15,099
Portfolio turnover rateJ	20%I	10%K	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.071 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.84	$19.24	$16.87	$17.98	$16.28	$13.68
Income from Investment Operations
Net investment income (loss)A	.22	.33	.30	.29	.25	.23
Net realized and unrealized gain (loss)	(.39)	1.80	2.47	(.71)	1.89	2.64
Total from investment operations	(.17)	2.13	2.77	(.42)	2.14	2.87
Distributions from net investment income	(.08)	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)C	(.40)	(.69)	(.44)D	(.27)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.51	$20.84	$19.24	$16.87	$17.98	$16.28
Total ReturnF,G	(.88)%	11.11%	16.60%	(2.17)%	13.28%	21.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	.04%J	.06%	.09%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.04%J	.06%	.07%	.08%	.08%	.08%
Expenses net of all reductions	.04%J	.06%	.07%	.08%	.08%	.08%
Net investment income (loss)	2.02%J	1.64%	1.64%	1.72%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,124,434	$3,550,079	$2,642,107	$1,249,498	$986,564	$519,385
Portfolio turnover rateK	20%J	10%L	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.253 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.85	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.22	.34	.30	.29	.26	.23
Net realized and unrealized gain (loss)	(.40)	1.79	2.48	(.70)	1.88	2.65
Total from investment operations	(.18)	2.13	2.78	(.41)	2.14	2.88
Distributions from net investment income	(.08)	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)C	(.40)	(.70)D	(.45)	(.27)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.51	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnF,G	(.92)%	11.12%	16.68%	(2.15)%	13.24%	21.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.04%	.07%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.03%J	.04%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.03%J	.04%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.03%J	1.65%	1.66%	1.74%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,421,145	$1,876,480	$742,199	$271,119	$268,052	$88,657
Portfolio turnover rateK	20%J	10%L	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.253 per share.

 D Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.85	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.21	.34	.31	.31	.26	.23
Net realized and unrealized gain (loss)	(.39)	1.79	2.48	(.72)	1.88	2.65
Total from investment operations	(.18)	2.13	2.79	(.41)	2.14	2.88
Distributions from net investment income	(.08)	(.28)	(.25)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.07)	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.16)B	(.53)	(.41)	(.70)	(.45)C	(.27)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$20.51	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnE,F	(.92)%	11.13%	16.70%	(2.13)%	13.26%	21.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.04%	.05%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.03%I	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%I	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.03%I	1.66%	1.67%	1.76%	1.49%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,959,056	$393,979	$191,401	$7,598	$25,167	$4,263
Portfolio turnover rateJ	20%I	10%K	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.074 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Five Below, Inc.	0.3
Integrated Device Technology, Inc.	0.3
LivaNova PLC	0.3
Haemonetics Corp.	0.3
Etsy, Inc.	0.3
HealthEquity, Inc.	0.3
HubSpot, Inc.	0.2
Primerica, Inc.	0.2
IDACORP, Inc.	0.2
Teladoc Health, Inc.	0.2
2.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	17.9
Health Care	15.8
Industrials	14.9
Information Technology	13.9
Consumer Discretionary	12.5
Real Estate	7.1
Energy	4.4
Materials	3.9
Utilities	3.4
Communication Services	3.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Small Cap Index Fund

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	31,414	$2,654,169
Cincinnati Bell, Inc. (a)	137,958	1,957,624
Cogent Communications Group, Inc.	126,236	6,561,747
Consolidated Communications Holdings, Inc. (b)	210,866	2,640,042
Frontier Communications Corp. (b)	313,670	1,508,753
Intelsat SA (a)(b)	137,165	3,574,520
Iridium Communications, Inc. (a)(b)	289,837	5,741,671
Ooma, Inc. (a)	55,308	831,832
ORBCOMM, Inc. (a)	219,755	2,094,265
PDVWireless, Inc. (a)(b)	27,935	1,131,368
Vonage Holdings Corp. (a)	667,145	8,846,343
WideOpenWest, Inc. (a)(b)	88,462	861,620
Windstream Holdings, Inc. (a)	121,847	502,010
		38,905,964
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	156,417	3,012,591
Eros International PLC (a)(b)	107,872	1,076,563
Glu Mobile, Inc. (a)	335,730	2,366,897
IMAX Corp. (a)(b)	161,195	3,120,735
Liberty Media Corp.:
Liberty Braves Class A (a)	25,407	655,501
Liberty Braves Class C (a)	111,705	2,893,160
Marcus Corp.	58,076	2,266,126
Pandora Media, Inc. (a)(b)	772,892	6,569,582
Reading International, Inc. Class A (a)	50,208	729,020
Rosetta Stone, Inc. (a)	59,719	1,241,558
World Wrestling Entertainment, Inc. Class A (b)	129,714	9,415,939
		33,347,672
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	58,662	1,032,451
Liberty TripAdvisor Holdings, Inc. (a)	218,517	3,151,015
MeetMe, Inc. (a)(b)	211,671	933,469
QuinStreet, Inc. (a)	112,547	1,789,497
Travelzoo, Inc. (a)	13,861	106,314
TrueCar, Inc. (a)	278,000	3,163,640
XO Group, Inc. (a)	73,057	2,528,503
Yelp, Inc. (a)	244,530	10,470,775
		23,175,664
Media - 1.2%
Beasley Broadcast Group, Inc. Class A	23,076	153,917
Central European Media Enterprises Ltd. Class A (a)	258,269	872,949
Clear Channel Outdoor Holding, Inc. Class A	111,779	650,554
Daily Journal Corp. (a)(b)	3,309	784,365
E.W. Scripps Co. Class A	137,199	2,307,687
Entercom Communications Corp. Class A (b)	384,951	2,498,332
Entravision Communication Corp. Class A	192,215	949,542
Fluent, Inc. (a)(b)	94,113	227,753
Gannett Co., Inc.	340,570	3,303,529
Gray Television, Inc. (a)	240,214	4,158,104
Hemisphere Media Group, Inc. (a)	53,941	726,585
Loral Space & Communications Ltd. (a)	38,804	1,732,987
MDC Partners, Inc. Class A (a)	172,014	424,875
Meredith Corp. (b)	119,240	6,148,014
MSG Network, Inc. Class A (a)(b)	177,903	4,545,422
National CineMedia, Inc.	232,081	2,077,125
New Media Investment Group, Inc.	179,151	2,517,072
Nexstar Broadcasting Group, Inc. Class A	134,970	10,107,903
Saga Communications, Inc. Class A	11,042	386,912
Scholastic Corp.	84,663	3,672,681
Sinclair Broadcast Group, Inc. Class A	217,573	6,231,291
TechTarget, Inc. (a)	60,867	1,236,817
Tegna, Inc.	655,028	7,559,023
The New York Times Co. Class A (b)	396,144	10,458,202
tronc, Inc. (a)	51,547	777,844
		74,509,485
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	123,456	3,867,876
Gogo, Inc. (a)(b)	173,641	993,227
NII Holdings, Inc. (a)(b)	268,255	1,668,546
Shenandoah Telecommunications Co.	140,341	5,335,765
Spok Holdings, Inc.	54,557	764,889
		12,630,303

TOTAL COMMUNICATION SERVICES		182,569,088

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	335,522	5,089,869
Cooper Tire & Rubber Co. (b)	153,004	4,726,294
Cooper-Standard Holding, Inc. (a)	53,375	4,945,194
Dana Holding Corp.	440,683	6,861,434
Dorman Products, Inc. (a)(b)	80,900	6,391,909
Fox Factory Holding Corp. (a)	108,720	5,841,526
Gentherm, Inc. (a)	110,845	4,837,276
Hertz Global Holdings, Inc. (a)(b)	164,864	2,266,880
LCI Industries	73,669	5,108,945
Modine Manufacturing Co. (a)	148,783	1,935,667
Motorcar Parts of America, Inc. (a)(b)	57,295	1,213,508
Shiloh Industries, Inc. (a)	45,621	414,695
Standard Motor Products, Inc.	63,805	3,452,489
Stoneridge, Inc. (a)	82,627	2,099,552
Superior Industries International, Inc.	73,179	719,350
Tenneco, Inc.	153,232	5,275,778
Tower International, Inc.	59,645	1,770,860
		62,951,226
Automobiles - 0.1%
REV Group, Inc. (b)	89,202	973,194
Winnebago Industries, Inc.	93,009	2,563,328
		3,536,522
Distributors - 0.1%
Core-Mark Holding Co., Inc.	137,804	5,293,052
Weyco Group, Inc.	18,457	583,979
		5,877,031
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	180,454	9,136,386
American Public Education, Inc. (a)	48,257	1,579,452
Cambium Learning Group, Inc. (a)	43,159	620,626
Career Education Corp. (a)	204,256	2,937,201
Carriage Services, Inc.	52,712	1,004,691
Chegg, Inc. (a)	327,118	8,923,779
Houghton Mifflin Harcourt Co. (a)	311,271	2,085,516
K12, Inc. (a)	110,587	2,367,668
Laureate Education, Inc. Class A (a)	251,141	3,739,489
Regis Corp. (a)	106,410	1,791,944
Sotheby's Class A (Ltd. vtg.) (a)(b)	112,515	4,725,630
Strategic Education, Inc.	63,043	7,932,070
Weight Watchers International, Inc. (a)(b)	116,142	7,676,986
		54,521,438
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	269,271	4,609,920
BFC Financial Corp. Class A	197,306	1,154,240
Biglari Holdings, Inc. (a)	250	187,500
Biglari Holdings, Inc. (a)	3,047	434,198
BJ's Restaurants, Inc.	62,221	3,806,681
Bloomin' Brands, Inc.	252,770	5,042,762
Bluegreen Vacations Corp. (b)	21,659	283,733
Bojangles', Inc. (a)(b)	51,886	820,318
Boyd Gaming Corp.	248,294	6,594,689
Brinker International, Inc. (b)	132,391	5,739,150
Carrols Restaurant Group, Inc. (a)	104,583	1,376,312
Century Casinos, Inc. (a)	81,912	511,131
Churchill Downs, Inc.	35,491	8,858,909
Chuy's Holdings, Inc. (a)(b)	50,077	1,220,376
Cracker Barrel Old Country Store, Inc. (b)	57,927	9,191,856
Dave & Buster's Entertainment, Inc.	120,203	7,158,089
Del Frisco's Restaurant Group, Inc. (a)	99,438	671,207
Del Taco Restaurants, Inc. (a)	92,906	1,012,675
Denny's Corp. (a)	186,284	3,232,027
Dine Brands Global, Inc. (b)	50,396	4,084,092
Drive Shack, Inc. (a)	182,182	972,852
El Pollo Loco Holdings, Inc. (a)	64,051	801,278
Eldorado Resorts, Inc. (a)(b)	198,480	7,244,520
Empire Resorts, Inc. (a)	10,133	65,054
Fiesta Restaurant Group, Inc. (a)	71,491	1,845,183
Golden Entertainment, Inc. (a)	54,670	993,354
Habit Restaurants, Inc. Class A (a)(b)	60,837	772,630
International Speedway Corp. Class A	72,689	2,726,564
J. Alexanders Holdings, Inc. (a)	39,111	412,621
Jack in the Box, Inc.	81,950	6,468,314
Lindblad Expeditions Holdings (a)	64,416	870,260
Marriott Vacations Worldwide Corp.	117,252	10,375,629
Monarch Casino & Resort, Inc. (a)	33,978	1,317,327
Nathan's Famous, Inc.	8,542	639,710
Noodles & Co. (a)(b)	42,115	397,144
Papa John's International, Inc. (b)	66,726	3,639,236
Penn National Gaming, Inc. (a)	324,882	7,888,135
Planet Fitness, Inc. (a)	266,559	13,085,381
PlayAGS, Inc. (a)	66,209	1,605,568
Potbelly Corp. (a)(b)	69,743	814,598
RCI Hospitality Holdings, Inc.	27,551	721,285
Red Lion Hotels Corp. (a)	48,033	525,001
Red Robin Gourmet Burgers, Inc. (a)(b)	39,052	1,179,370
Red Rock Resorts, Inc.	208,805	4,831,748
Ruth's Hospitality Group, Inc.	87,771	2,372,450
Scientific Games Corp. Class A (a)(b)	165,203	3,677,419
SeaWorld Entertainment, Inc. (a)	165,161	4,314,005
Shake Shack, Inc. Class A (a)(b)	74,141	3,921,317
Sonic Corp.	104,336	4,515,662
Speedway Motorsports, Inc.	34,321	533,005
Texas Roadhouse, Inc. Class A	204,208	12,346,416
The Cheesecake Factory, Inc. (b)	128,924	6,232,186
Town Sports International Holdings, Inc. (a)	46,566	357,627
Wingstop, Inc. (b)	87,597	5,485,324
Zoe's Kitchen, Inc. (a)(b)	56,735	721,669
		180,659,707
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	31,663	625,344
Beazer Homes U.S.A., Inc. (a)	93,534	824,035
Cavco Industries, Inc. (a)	25,822	5,180,151
Century Communities, Inc. (a)	78,484	1,665,430
Ethan Allen Interiors, Inc.	73,796	1,412,455
Flexsteel Industries, Inc.	22,542	573,018
GoPro, Inc. Class A (a)(b)	339,485	2,230,416
Green Brick Partners, Inc. (a)	72,816	684,470
Hamilton Beach Brands Holding Co. Class A	20,042	465,375
Helen of Troy Ltd. (a)	79,729	9,895,963
Hooker Furniture Corp.	35,578	1,041,368
Hovnanian Enterprises, Inc. Class A (a)(b)	361,833	528,276
Installed Building Products, Inc. (a)	65,977	2,009,659
iRobot Corp. (a)(b)	80,463	7,094,423
KB Home	259,175	5,175,725
La-Z-Boy, Inc.	140,191	3,897,310
LGI Homes, Inc. (a)(b)	55,571	2,377,883
Lifetime Brands, Inc.	33,971	351,600
Lovesac (a)(b)	10,276	195,655
M.D.C. Holdings, Inc.	135,926	3,819,521
M/I Homes, Inc. (a)	82,865	2,002,847
Meritage Homes Corp. (a)	116,201	4,328,487
New Home Co. LLC (a)	37,543	267,682
Purple Innovation, Inc. (a)(b)	12,755	88,647
Roku, Inc. Class A (a)(b)	130,596	7,261,138
Skyline Champion Corp.	87,159	2,076,999
Taylor Morrison Home Corp. (a)(b)	358,611	5,931,426
TopBuild Corp. (a)	106,511	4,859,032
TRI Pointe Homes, Inc. (a)(b)	456,055	5,427,055
Tupperware Brands Corp.	151,514	5,318,141
Turtle Beach Corp. (a)(b)	23,402	415,386
Universal Electronics, Inc. (a)	40,582	1,268,999
Vuzix Corp. (a)(b)	70,734	430,063
William Lyon Homes, Inc. (a)	95,869	1,299,984
Zagg, Inc. (a)	82,449	998,457
		92,022,420
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	80,755	843,890
Duluth Holdings, Inc. (a)(b)	24,668	758,048
Etsy, Inc. (a)	360,185	15,315,066
Gaia, Inc. Class A (a)(b)	34,138	498,756
Groupon, Inc. (a)	1,324,936	4,332,541
Lands' End, Inc. (a)(b)	31,405	512,216
Leaf Group Ltd. (a)	49,872	436,380
Liberty Expedia Holdings, Inc. (a)	164,426	7,139,377
Liquidity Services, Inc. (a)	78,891	468,613
NutriSystem, Inc. (b)	88,668	3,153,034
Overstock.com, Inc. (a)(b)	62,306	1,253,597
PetMed Express, Inc.	60,024	1,677,071
Quotient Technology, Inc. (a)	239,683	3,084,720
Remark Holdings, Inc. (a)(b)	74,740	169,660
Shutterfly, Inc. (a)	99,591	4,979,550
Shutterstock, Inc.	56,575	2,312,786
Stamps.com, Inc. (a)	53,003	10,715,617
		57,650,922
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)	161,530	2,209,730
Callaway Golf Co.	283,496	6,066,814
Clarus Corp.	64,530	632,394
Escalade, Inc.	30,796	360,313
Johnson Outdoors, Inc. Class A	14,908	1,122,721
Malibu Boats, Inc. Class A (a)	61,644	2,478,089
Marine Products Corp.	22,895	466,371
MCBC Holdings, Inc. (a)	55,516	1,647,715
Nautilus, Inc. (a)	90,079	1,101,666
Sturm, Ruger & Co., Inc. (b)	50,542	3,001,689
Vista Outdoor, Inc. (a)	172,771	2,159,638
		21,247,140
Media - 0.1%
Liberty Latin America Ltd. (a)	346,809	6,246,030
Liberty Latin America Ltd. Class A (a)	128,047	2,302,285
LiveXLive Media, Inc. (a)(b)	13,907	41,165
		8,589,480
Multiline Retail - 0.4%
Big Lots, Inc. (b)	121,251	5,034,342
Dillard's, Inc. Class A (b)	35,037	2,467,306
JC Penney Corp., Inc. (a)(b)	943,736	1,387,292
Ollie's Bargain Outlet Holdings, Inc. (a)	149,935	13,928,962
		22,817,902
Specialty Retail - 3.1%
Aaron's, Inc. Class A	208,793	9,840,414
Abercrombie & Fitch Co. Class A	204,656	4,031,723
America's Car Mart, Inc. (a)	18,069	1,353,368
American Eagle Outfitters, Inc.	486,607	11,221,157
Armstrong Flooring, Inc. (a)	64,174	997,906
Asbury Automotive Group, Inc. (a)	60,515	3,939,527
Ascena Retail Group, Inc. (a)(b)	527,033	2,029,077
At Home Group, Inc. (a)	132,993	3,636,029
Barnes & Noble Education, Inc. (a)	114,984	656,559
Barnes & Noble, Inc.	181,397	1,148,243
Bed Bath & Beyond, Inc. (b)	406,100	5,579,814
Big 5 Sporting Goods Corp. (b)	57,977	203,499
Boot Barn Holdings, Inc. (a)(b)	83,299	2,055,819
Caleres, Inc.	126,605	4,329,891
Camping World Holdings, Inc. (b)	97,488	1,671,919
Cars.com, Inc. (a)(b)	212,302	5,543,205
Chico's FAS, Inc.	384,439	2,948,647
Citi Trends, Inc.	38,441	973,711
Conn's, Inc. (a)(b)	59,144	1,643,020
DSW, Inc. Class A	207,526	5,509,815
Express, Inc. (a)	218,347	1,923,637
Five Below, Inc. (a)	164,665	18,742,146
Francesca's Holdings Corp. (a)(b)	105,274	320,033
GameStop Corp. Class A (b)	301,446	4,401,112
Genesco, Inc. (a)(b)	58,544	2,505,098
GNC Holdings, Inc. Class A (a)(b)	248,089	912,968
Group 1 Automotive, Inc.	57,609	3,326,344
Guess?, Inc.	173,249	3,679,809
Haverty Furniture Companies, Inc.	56,935	1,154,642
Hibbett Sports, Inc. (a)(b)	57,885	1,011,251
Hudson Ltd. (a)	119,650	2,529,401
Kirkland's, Inc. (a)	47,315	478,355
Lithia Motors, Inc. Class A (sub. vtg.)	69,247	6,168,523
Lumber Liquidators Holdings, Inc. (a)(b)	85,039	1,017,066
MarineMax, Inc. (a)	78,388	1,784,111
Monro, Inc. (b)	96,169	7,154,974
Murphy U.S.A., Inc. (a)	90,735	7,315,963
New York & Co., Inc. (a)(b)	88,232	349,399
Office Depot, Inc.	1,668,586	4,271,580
Party City Holdco, Inc. (a)(b)	169,793	1,777,733
Pier 1 Imports, Inc. (b)	245,546	390,418
Rent-A-Center, Inc. (a)	133,308	1,899,639
RH (a)(b)	58,126	6,725,759
Sally Beauty Holdings, Inc. (a)(b)	363,740	6,478,209
Shoe Carnival, Inc.	32,391	1,319,285
Signet Jewelers Ltd.	177,995	9,976,620
Sleep Number Corp. (a)	103,327	3,758,003
Sonic Automotive, Inc. Class A (sub. vtg.)	73,432	1,330,588
Sportsman's Warehouse Holdings, Inc. (a)(b)	111,594	561,318
Tailored Brands, Inc. (b)	149,432	3,139,566
The Buckle, Inc. (b)	86,758	1,769,863
The Cato Corp. Class A (sub. vtg.)	68,377	1,318,309
The Children's Place Retail Stores, Inc. (b)	48,795	7,289,973
The Container Store Group, Inc. (a)	47,912	283,160
Tile Shop Holdings, Inc.	120,369	782,399
Tilly's, Inc.	43,241	767,095
Winmark Corp.	7,473	1,148,525
Zumiez, Inc. (a)(b)	55,983	1,302,165
		190,378,382
Textiles, Apparel & Luxury Goods - 1.0%
Arlo Technologies, Inc. (b)	35,589	483,655
Carbon Black, Inc. (b)	25,102	413,430
Crocs, Inc. (a)	203,650	4,182,971
Culp, Inc.	33,362	772,330
Deckers Outdoor Corp. (a)	90,975	11,569,291
electroCore, Inc.	17,478	175,304
Emerald Expositions Events, Inc.	74,557	1,090,023
Essential Properties Realty Trust, Inc.	106,346	1,446,306
Fossil Group, Inc. (a)(b)	137,255	2,979,806
G-III Apparel Group Ltd. (a)	130,760	5,212,094
Goosehead Insurance (b)	30,403	1,042,215
i3 Verticals, Inc. Class A	23,281	500,309
J.Jill, Inc. (a)	47,508	239,915
KKR Real Estate Finance Trust, Inc.	52,150	1,047,172
Movado Group, Inc.	47,388	1,824,912
Oxford Industries, Inc.	50,327	4,478,096
PetIQ, Inc. Class A (a)(b)	33,915	1,073,749
Rocky Brands, Inc.	20,512	589,105
Sonos, Inc. (b)	47,722	606,547
Steven Madden Ltd.	263,037	8,225,167
Superior Group of Companies, Inc.	27,209	473,165
Unifi, Inc. (a)	46,944	1,074,548
Vera Bradley, Inc. (a)	68,617	905,058
Wolverine World Wide, Inc.	278,289	9,787,424
		60,192,592

TOTAL CONSUMER DISCRETIONARY		760,444,762

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	25,333	7,784,578
Castle Brands, Inc. (a)(b)	263,513	249,995
Celsius Holdings, Inc. (a)(b)	66,193	264,110
Coca-Cola Bottling Co. Consolidated	14,303	2,469,127
Craft Brew Alliance, Inc. (a)	38,808	711,739
MGP Ingredients, Inc. (b)	40,026	2,848,650
National Beverage Corp. (a)(b)	35,364	3,269,402
Primo Water Corp. (a)	99,963	1,666,383
		19,263,984
Food & Staples Retailing - 0.6%
Andersons, Inc.	81,782	2,944,152
BJ's Wholesale Club Holdings, Inc.	213,090	4,719,944
Chefs' Warehouse Holdings (a)	65,429	2,200,377
Ingles Markets, Inc. Class A	42,533	1,401,037
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	27,114	491,306
Performance Food Group Co. (a)	307,437	9,014,053
PriceSmart, Inc.	66,463	4,662,379
Rite Aid Corp. (a)(b)	3,161,015	3,793,218
Smart & Final Stores, Inc. (a)(b)	69,907	353,030
SpartanNash Co.	106,759	1,905,648
United Natural Foods, Inc. (a)	151,480	3,291,660
Village Super Market, Inc. Class A	24,926	614,177
Weis Markets, Inc.	29,033	1,339,873
		36,730,854
Food Products - 1.2%
Alico, Inc.	10,002	331,066
B&G Foods, Inc. Class A (b)	197,548	5,144,150
Cal-Maine Foods, Inc.	94,131	4,581,356
Calavo Growers, Inc. (b)	47,895	4,645,815
Darling International, Inc. (a)	493,083	10,187,095
Dean Foods Co. (b)	274,056	2,189,707
Farmer Brothers Co. (a)	30,141	726,700
Fresh Del Monte Produce, Inc.	91,289	3,015,276
Freshpet, Inc. (a)(b)	78,994	3,009,671
Hostess Brands, Inc. Class A (a)(b)	296,536	3,083,974
J&J Snack Foods Corp.	45,273	7,069,832
John B. Sanfilippo & Son, Inc.	25,856	1,630,479
Lancaster Colony Corp.	56,834	9,740,211
Landec Corp. (a)	81,642	1,117,679
Limoneira Co.	44,823	1,104,887
nLIGHT, Inc. (a)(b)	20,971	374,123
Sanderson Farms, Inc.(b)	61,625	6,063,284
Seneca Foods Corp. Class A (a)	21,923	693,424
The Simply Good Foods Co. (a)	181,349	3,438,377
Tootsie Roll Industries, Inc. (b)	49,028	1,547,814
		69,694,920
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	33,486	1,087,625
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,094	3,531,137
Funko, Inc. (a)(b)	31,461	593,040
Oil-Dri Corp. of America	14,933	461,878
WD-40 Co. (b)	41,150	6,875,342
		12,549,022
Personal Products - 0.4%
Edgewell Personal Care Co. (a)(b)	162,676	7,805,194
elf Beauty, Inc. (a)(b)	66,424	704,759
Inter Parfums, Inc.	52,301	3,085,236
MediFast, Inc.	35,240	7,459,603
Natural Health Trends Corp. (b)	22,093	502,395
Nature's Sunshine Products, Inc. (a)	24,580	217,533
Revlon, Inc. (a)(b)	24,303	510,363
USANA Health Sciences, Inc. (a)	38,189	4,468,877
		24,753,960
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	349,735	846,359
Pyxus International, Inc. (a)(b)	25,038	594,402
Turning Point Brands, Inc.	23,862	980,728
Universal Corp.	74,360	5,046,070
Vector Group Ltd. (b)	306,871	4,148,896
		11,616,455

TOTAL CONSUMER STAPLES		174,609,195

ENERGY - 4.4%
Energy Equipment & Services - 1.5%
ACM Research, Inc. (a)(b)	24,344	232,485
Archrock, Inc.	382,435	3,923,783
Basic Energy Services, Inc. (a)	57,343	445,555
Bristow Group, Inc. (a)(b)	101,403	1,116,447
C&J Energy Services, Inc. (a)	194,132	3,645,799
Carbo Ceramics, Inc. (a)(b)	59,800	288,834
Dawson Geophysical Co.	64,243	360,403
Diamond Offshore Drilling, Inc. (a)(b)	195,028	2,765,497
Dril-Quip, Inc. (a)(b)	112,700	4,796,512
Era Group, Inc. (a)	60,796	688,211
Exterran Corp. (a)	97,562	2,038,070
Forum Energy Technologies, Inc. (a)	243,868	2,185,057
Frank's International NV (a)(b)	220,496	1,565,522
FTS International, Inc. (a)	98,020	1,255,636
GulfMark Offshore, Inc. (a)	11,974	403,404
Helix Energy Solutions Group, Inc. (a)	423,332	3,606,789
Independence Contract Drilling, Inc. (a)	103,281	414,157
ION Geophysical Corp. (a)	31,798	375,534
Key Energy Services, Inc. (a)	29,504	267,011
KLX Energy Services Holdings, Inc. (a)	60,485	1,747,412
Liberty Oilfield Services, Inc. Class A (b)	134,987	2,562,053
Mammoth Energy Services, Inc.	38,274	955,319
Matrix Service Co. (a)	79,634	1,618,959
McDermott International, Inc. (a)(b)	541,551	4,186,189
Natural Gas Services Group, Inc. (a)	37,245	718,829
NCS Multistage Holdings, Inc. (a)(b)	29,605	334,537
Newpark Resources, Inc. (a)	268,511	2,204,475
Noble Corp. (a)	742,300	3,726,346
Nuverra Environmental Solutions, Inc. (a)	3,699	41,577
Ocean Rig UDW, Inc. (United States) (a)	164,113	4,970,983
Oceaneering International, Inc. (a)	297,365	5,632,093
Oil States International, Inc. (a)(b)	179,424	3,995,772
PHI, Inc. (non-vtg.) (a)	33,846	263,660
Pioneer Energy Services Corp. (a)	227,973	677,080
Profire Energy, Inc. (a)	69,587	158,658
Quintana Energy Services, Inc. (a)	18,048	115,327
RigNet, Inc. (a)	41,936	717,106
Rowan Companies PLC (a)(b)	385,814	6,138,301
SEACOR Holdings, Inc. (a)	51,468	2,469,949
SEACOR Marine Holdings, Inc. (a)	49,913	912,410
Smart Sand, Inc. (a)(b)	64,311	178,141
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	80,450	1,061,940
Superior Energy Services, Inc. (a)	461,532	3,613,796
TETRA Technologies, Inc. (a)	362,760	1,077,397
Tidewater, Inc. (a)(b)	72,175	1,937,899
U.S. Silica Holdings, Inc. (b)	235,449	3,296,286
Unit Corp. (a)	157,481	3,642,536
		89,329,736
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	474,168	872,469
Adams Resources & Energy, Inc.	6,290	255,060
Alta Mesa Resources, Inc. Class A (a)(b)	305,328	961,783
Amyris, Inc. (a)(b)	93,177	694,169
Approach Resources, Inc. (a)(b)	130,069	217,215
Arch Coal, Inc.	54,809	5,256,183
Ardmore Shipping Corp. (a)	100,063	646,407
Berry Petroleum Corp.	39,328	550,592
Bonanza Creek Energy, Inc. (a)	56,791	1,462,368
California Resources Corp. (a)(b)	135,920	4,259,733
Callon Petroleum Co. (a)(b)	691,614	6,895,392
Carrizo Oil & Gas, Inc. (a)	262,915	4,787,682
Clean Energy Fuels Corp. (a)	410,528	907,267
Cloud Peak Energy, Inc. (a)	221,247	378,332
CONSOL Energy, Inc. (a)	84,490	3,366,082
CVR Energy, Inc.	47,499	2,042,457
Delek U.S. Holdings, Inc.	252,251	9,262,657
Denbury Resources, Inc. (a)(b)	1,382,499	4,769,622
DHT Holdings, Inc.	276,629	1,391,444
Dorian Lpg Ltd. (a)	82,859	658,729
Earthstone Energy, Inc. (a)	56,671	466,402
Eclipse Resources Corp. (a)(b)	253,672	289,186
Energy Fuels, Inc. (a)(b)	246,330	823,314
EP Energy Corp. (a)(b)	119,110	214,398
Evolution Petroleum Corp.	76,881	791,874
Frontline Ltd. (NY Shares) (a)(b)	231,918	1,658,214
GasLog Ltd. (b)	122,611	2,508,621
Golar LNG Ltd. (b)	286,123	7,662,374
Goodrich Petroleum Corp. (a)	27,088	408,216
Green Plains, Inc.	118,192	2,013,992
Gulfport Energy Corp. (a)	525,256	4,785,082
Halcon Resources Corp. (a)(b)	401,675	1,333,561
Hallador Energy Co.	50,783	333,136
Highpoint Resources, Inc. (a)	327,513	1,218,348
International Seaways, Inc. (a)	65,784	1,415,014
Isramco, Inc. (a)	2,139	232,830
Jagged Peak Energy, Inc. (a)(b)	193,371	2,382,331
Laredo Petroleum, Inc. (a)	467,839	2,451,476
Lilis Energy, Inc. (a)	133,097	359,362
Matador Resources Co. (a)	318,759	9,193,010
Midstates Petroleum Co., Inc. (a)	46,309	333,888
NACCO Industries, Inc. Class A	10,967	378,800
Nextdecade Corp. (a)(b)	22,888	118,789
Nine Energy Service, Inc. (a)	44,772	1,657,907
Nordic American Tanker Shipping Ltd. (b)	419,846	1,087,401
Northern Oil & Gas, Inc. (a)(b)	584,966	1,719,800
Oasis Petroleum, Inc. (a)	814,804	8,196,928
Overseas Shipholding Group, Inc. (a)	169,658	532,726
Panhandle Royalty Co. Class A	46,934	834,956
Par Pacific Holdings, Inc. (a)	93,682	1,656,298
PDC Energy, Inc. (a)	200,446	8,508,933
Peabody Energy Corp.	236,406	8,380,593
Penn Virginia Corp. (a)	37,414	2,573,335
Ramaco Resources, Inc. (a)(b)	17,385	129,518
Renewable Energy Group, Inc. (a)(b)	111,155	3,454,697
Resolute Energy Corp. (a)(b)	65,806	1,831,381
Rex American Resources Corp. (a)(b)	17,192	1,275,131
Ring Energy, Inc. (a)	172,512	1,230,011
Sanchez Energy Corp. (a)(b)	235,184	390,405
SandRidge Energy, Inc. (a)	92,100	824,295
Scorpio Tankers, Inc. (b)	882,706	1,580,044
SemGroup Corp. Class A	237,958	4,399,843
Ship Finance International Ltd. (NY Shares) (b)	250,524	3,131,550
SilverBow Resources, Inc. (a)	21,285	558,944
Southwestern Energy Co. (a)(b)	1,779,648	9,503,320
SRC Energy, Inc. (a)	727,560	5,151,125
Talos Energy, Inc. (a)	60,724	1,582,467
Teekay Corp. (b)	206,452	1,368,777
Teekay Tankers Ltd. (b)	568,317	630,832
Tellurian, Inc. (a)(b)	258,180	2,065,440
Ultra Petroleum Corp. (a)(b)	473,448	568,138
Uranium Energy Corp. (a)(b)	473,245	629,416
W&T Offshore, Inc. (a)	280,027	1,887,382
WildHorse Resource Development Corp. (a)(b)	82,356	1,746,771
World Fuel Services Corp.	202,446	6,478,272
Zion Oil & Gas, Inc. (a)(b)	157,788	176,723
		176,751,220

TOTAL ENERGY		266,080,956

FINANCIALS - 17.9%
Banks - 9.7%
1st Constitution Bancorp	22,255	449,996
1st Source Corp.	47,299	2,203,660
Access National Corp.	47,582	1,235,705
ACNB Corp.	20,706	830,311
Allegiance Bancshares, Inc. (a)	35,575	1,377,108
Amalgamated Bank	29,327	568,944
American National Bankshares, Inc.	25,342	914,593
Ameris Bancorp	127,358	5,462,385
Ames National Corp.	25,948	713,311
Arrow Financial Corp.	36,740	1,291,044
Atlantic Capital Bancshares, Inc. (a)	77,232	1,163,886
Auburn National Bancorp., Inc.	6,914	278,496
Banc of California, Inc. (b)	129,219	2,061,043
BancFirst Corp.	54,265	3,113,726
Bancorp, Inc., Delaware (a)	152,199	1,598,090
BancorpSouth Bank	283,608	8,139,550
Bank of Commerce Holdings	46,914	560,153
Bank of Marin Bancorp	20,379	1,732,011
Bankwell Financial Group, Inc.	18,636	565,044
Banner Corp.	96,818	5,598,017
Bar Harbor Bankshares	46,210	1,181,590
BayCom Corp.	31,455	760,896
BCB Bancorp, Inc.	39,217	487,859
Berkshire Hills Bancorp, Inc.	123,800	4,131,206
Blue Hills Bancorp, Inc.	70,642	1,639,601
Boston Private Financial Holdings, Inc.	251,431	3,394,319
Bridge Bancorp, Inc.	50,114	1,488,386
Bridgewater Bancshares, Inc. (a)	14,482	160,750
Brookline Bancorp, Inc., Delaware	237,249	3,677,360
Bryn Mawr Bank Corp.	60,019	2,397,159
Business First Bancshares, Inc. (b)	32,760	863,881
Byline Bancorp, Inc. (a)	49,377	1,086,294
C & F Financial Corp.	9,882	479,771
Cadence Bancorp Class A	218,200	4,813,492
Cambridge Bancorp (b)	11,239	960,935
Camden National Corp.	46,546	1,887,440
Capital City Bank Group, Inc.	34,031	806,535
Capstar Financial Holdings, Inc.	22,867	337,974
Carolina Financial Corp.	63,436	2,099,097
Cathay General Bancorp	232,158	8,745,392
CB Financial Services, Inc.	13,611	377,433
CBTX, Inc. (b)	56,310	1,871,181
Centerstate Banks of Florida, Inc.	276,909	6,806,423
Central Pacific Financial Corp.	86,376	2,335,607
Central Valley Community Bancorp	34,453	697,329
Century Bancorp, Inc. Class A (non-vtg.)	8,608	646,633
Chemical Financial Corp.	214,560	10,054,282
Chemung Financial Corp.	9,904	430,527
Citizens & Northern Corp.	35,617	896,836
City Holding Co.	46,246	3,412,030
Civista Bancshares, Inc.	41,709	965,980
CNB Financial Corp., Pennsylvania	43,744	1,119,846
Coastal Financial Corp. of Washington (a)	18,516	302,366
Codorus Valley Bancorp, Inc.	27,010	709,013
Columbia Banking Systems, Inc.	220,635	8,183,352
Community Bank System, Inc.	151,047	8,819,634
Community Bankers Trust Corp. (a)	63,643	542,238
Community Financial Corp.	14,626	440,974
Community Trust Bancorp, Inc.	46,705	2,125,545
ConnectOne Bancorp, Inc.	90,160	1,869,017
County Bancorp, Inc.	14,783	307,708
Customers Bancorp, Inc. (a)	88,412	1,811,562
CVB Financial Corp.	336,877	7,360,762
Eagle Bancorp, Inc. (a)	95,848	4,712,846
Enterprise Bancorp, Inc.	29,023	939,765
Enterprise Financial Services Corp.	68,423	2,972,979
Equity Bancshares, Inc. (a)	40,477	1,460,815
Esquire Financial Holdings, Inc. (a)(b)	18,181	435,980
Evans Bancorp, Inc.	13,845	609,180
Farmers & Merchants Bancorp, Inc.	26,806	1,089,664
Farmers National Banc Corp.	75,294	986,351
FCB Financial Holdings, Inc. Class A (a)	128,072	5,011,457
Fidelity D & D Bancorp, Inc. (b)	8,554	561,741
Fidelity Southern Corp.	66,274	1,538,882
Financial Institutions, Inc.	46,205	1,319,153
First Bancorp, North Carolina	89,022	3,284,022
First Bancorp, Puerto Rico (a)	644,862	5,952,076
First Bancshares, Inc.	37,516	1,352,077
First Bank Hamilton New Jersey	48,408	575,087
First Busey Corp.	131,305	3,666,036
First Business Finance Services, Inc.	24,584	514,543
First Choice Bancorp (b)	27,989	629,753
First Commonwealth Financial Corp.	300,294	4,053,969
First Community Bankshares, In	48,896	1,688,379
First Community Corp.	21,458	468,857
First Financial Bancorp, Ohio	288,111	7,539,865
First Financial Bankshares, Inc. (b)	195,745	11,546,998
First Financial Corp., Indiana	35,964	1,649,309
First Financial Northwest, Inc.	25,030	378,203
First Foundation, Inc. (a)	114,736	1,859,871
First Guaranty Bancshares, Inc. (b)	13,965	319,100
First Internet Bancorp	29,302	755,113
First Interstate Bancsystem, Inc.	98,963	4,103,006
First Merchants Corp.	148,358	6,173,176
First Mid-Illinois Bancshares, Inc.	38,354	1,429,837
First Midwest Bancorp, Inc., Delaware	308,962	7,093,768
First Northwest Bancorp	27,659	403,821
First of Long Island Corp.	74,052	1,496,591
First Savings Financial Group, Inc.	5,355	346,040
First United Corp.	19,916	358,488
Flushing Financial Corp.	82,624	1,874,739
Franklin Financial Network, Inc. (a)	38,674	1,311,049
Fulton Financial Corp.	519,774	8,321,582
German American Bancorp, Inc.	63,453	2,012,095
Glacier Bancorp, Inc.	255,693	10,841,383
Great Southern Bancorp, Inc.	33,407	1,808,989
Great Western Bancorp, Inc.	178,525	6,542,941
Green Bancorp, Inc.	79,869	1,477,577
Guaranty Bancorp	77,444	2,015,093
Guaranty Bancshares, Inc. Texas	23,162	690,691
Hancock Whitney Corp.	256,114	10,746,543
Hanmi Financial Corp.	96,183	2,017,919
HarborOne Bancorp, Inc. (a)	43,262	787,368
Heartland Financial U.S.A., Inc.	88,594	4,707,885
Heritage Commerce Corp.	120,454	1,747,788
Heritage Financial Corp., Washington	110,013	3,599,625
Hilltop Holdings, Inc.	216,225	4,302,878
Home Bancshares, Inc.	479,425	9,128,252
HomeTrust Bancshares, Inc.	52,879	1,441,482
Hope Bancorp, Inc.	375,897	5,442,989
Horizon Bancorp, Inc. Indiana	111,191	1,863,561
Howard Bancorp, Inc. (a)(b)	39,484	628,190
IBERIABANK Corp.	166,621	12,411,598
Independent Bank Corp.	66,528	1,472,265
Independent Bank Corp., Massachusetts	82,172	6,446,393
Independent Bank Group, Inc.	63,550	3,680,181
International Bancshares Corp.	166,743	6,452,954
Investar Holding Corp.	26,465	690,472
Investors Bancorp, Inc.	739,389	8,266,369
Lakeland Bancorp, Inc.	135,204	2,226,810
Lakeland Financial Corp.	73,200	3,149,796
LCNB Corp.	27,085	460,174
LegacyTexas Financial Group, Inc.	143,097	5,513,527
Live Oak Bancshares, Inc. (b)	76,770	1,412,568
Luther Burbank Corp.	61,167	591,485
Macatawa Bank Corp.	77,465	840,495
MB Financial, Inc.	249,639	11,081,475
MBT Financial Corp.	54,579	622,746
Mercantile Bank Corp.	49,043	1,557,606
Merchants Bancorp/IN	48,779	1,121,917
Metropolitan Bank Holding Corp. (a)	20,143	742,471
Mid Penn Bancorp, Inc.	13,713	366,960
Middlefield Banc Corp.	8,862	411,374
Midland States Bancorp, Inc.	62,987	1,698,759
Midsouth Bancorp, Inc.	45,270	601,186
MidWestOne Financial Group, Inc.	33,238	957,587
MutualFirst Financial, Inc.	17,297	614,216
MVB Financial Corp.	25,234	462,287
National Bank Holdings Corp.	86,557	2,922,164
National Bankshares, Inc.	20,156	870,336
National Commerce Corp. (a)	53,807	1,996,240
NBT Bancorp, Inc.	130,798	4,772,819
Nicolet Bankshares, Inc. (a)	24,835	1,326,189
Northeast Bancorp	22,283	419,143
Northrim Bancorp, Inc.	20,521	780,414
Norwood Financial Corp.	17,158	652,004
Oak Valley Bancorp Oakdale California (b)	20,244	367,429
OFG Bancorp	130,467	2,229,681
Ohio Valley Banc Corp.	12,278	428,993
Old Line Bancshares, Inc.	47,230	1,414,066
Old National Bancorp, Indiana	455,727	8,134,727
Old Second Bancorp, Inc.	87,696	1,247,037
OP Bancorp (a)(b)	37,116	385,264
Opus Bank	59,505	1,130,000
Origin Bancorp, Inc. (b)	52,639	1,966,067
Orrstown Financial Services, Inc.	22,307	451,940
Pacific City Financial Corp.	35,577	582,395
Pacific Mercantile Bancorp (a)	45,045	372,522
Pacific Premier Bancorp, Inc. (a)	136,940	4,002,756
Park National Corp.	42,099	3,847,849
Parke Bancorp, Inc.	20,846	411,500
PCSB Financial Corp.	50,442	944,274
Peapack-Gladstone Financial Corp.	55,353	1,493,977
Penns Woods Bancorp, Inc.	13,222	535,491
People's Utah Bancorp	46,509	1,558,517
Peoples Bancorp of North Carolina	13,859	385,835
Peoples Bancorp, Inc.	53,398	1,827,814
Peoples Financial Services Corp.	20,565	876,275
Preferred Bank, Los Angeles	42,704	2,195,413
Premier Financial Bancorp, Inc.	35,335	626,843
QCR Holdings, Inc.	39,510	1,439,349
Reliant Bancorp, Inc. (b)	30,120	722,880
Renasant Corp.	144,667	5,045,985
Republic Bancorp, Inc., Kentucky Class A	28,584	1,282,564
Republic First Bancorp, Inc. (a)	131,297	886,255
S&T Bancorp, Inc.	103,517	4,152,067
Sandy Spring Bancorp, Inc.	104,004	3,697,342
SB One Bancorp	21,822	526,565
Seacoast Banking Corp., Florida (a)	138,416	3,641,725
Select Bancorp, Inc. New (a)	34,679	427,245
ServisFirst Bancshares, Inc.	139,754	5,028,349
Shore Bancshares, Inc.	38,049	613,350
Sierra Bancorp	42,441	1,155,668
Simmons First National Corp. Class A	273,353	7,320,393
SmartFinancial, Inc. (a)	34,119	693,980
South State Corp.	110,106	7,450,873
Southern First Bancshares, Inc. (a)	20,554	738,094
Southern National Bancorp of Virginia, Inc.	58,859	889,359
Southside Bancshares, Inc.	101,648	3,220,209
Spirit of Texas Bancshares, Inc. (a)	6,067	126,618
State Bank Financial Corp.	114,884	2,937,584
Stock Yards Bancorp, Inc.	64,789	2,054,459
Summit Financial Group, Inc.	32,435	684,379
The Bank of NT Butterfield & Son Ltd.	164,628	6,632,862
The Bank of Princeton	17,192	485,674
The First Bancorp, Inc.	30,460	869,938
Tompkins Financial Corp.	45,396	3,319,809
TowneBank	197,714	5,561,695
Trico Bancshares	76,716	2,763,310
TriState Capital Holdings, Inc. (a)	74,044	1,867,390
Triumph Bancorp, Inc. (a)	72,322	2,593,467
Trustmark Corp.	203,342	6,262,934
UMB Financial Corp.	136,201	8,696,434
Union Bankshares Corp.	198,167	6,765,421
Union Bankshares, Inc.	11,275	534,999
United Bankshares, Inc., West Virginia	300,697	9,974,119
United Community Bank, Inc.	237,289	5,901,377
United Security Bancshares, California	38,062	408,025
Unity Bancorp, Inc.	23,080	488,604
Univest Corp. of Pennsylvania	86,786	2,166,179
Valley National Bancorp	969,578	9,676,388
Veritex Holdings, Inc. (a)	70,718	1,666,116
Washington Trust Bancorp, Inc.	45,401	2,331,341
WesBanco, Inc.	156,893	6,291,409
West Bancorp., Inc.	47,013	1,033,816
Westamerica Bancorp. (b)	77,484	4,510,344
		586,477,293
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	83,854	705,212
Artisan Partners Asset Management, Inc.	144,209	3,952,769
Ashford, Inc.	1,708	107,672
Associated Capital Group, Inc.	8,475	328,491
B. Riley Financial, Inc.	61,778	1,189,227
Blucora, Inc. (a)	143,176	4,140,650
Cohen & Steers, Inc.	66,956	2,570,441
Cowen Group, Inc. Class A (a)(b)	85,513	1,265,592
Diamond Hill Investment Group, Inc.	9,814	1,689,775
Federated Investors, Inc. Class B (non-vtg.)	291,808	7,198,903
Gain Capital Holdings, Inc. (b)	82,239	628,306
GAMCO Investors, Inc. Class A	12,109	248,477
Greenhill & Co., Inc. (b)	58,555	1,291,138
Hamilton Lane, Inc. Class A	44,929	1,724,375
Houlihan Lokey	100,341	4,132,042
INTL FCStone, Inc. (a)	46,065	2,085,823
Investment Technology Group, Inc.	98,062	2,694,744
Ladenburg Thalmann Financial Services, Inc.	302,976	839,244
Moelis & Co. Class A	134,239	5,417,886
OM Asset Management Ltd.	241,443	2,752,450
Oppenheimer Holdings, Inc. Class A (non-vtg.)	28,906	889,149
Piper Jaffray Companies	44,164	3,064,098
PJT Partners, Inc.	59,977	2,719,357
Pzena Investment Management, Inc.	53,379	536,993
Rosehill Resources, Inc. (a)	3,363	17,689
Safeguard Scientifics, Inc. (a)	58,409	499,397
Siebert Financial Corp. (a)(b)	22,558	310,173
Silvercrest Asset Management Group Class A	24,089	346,400
Stifel Financial Corp.	208,760	9,544,507
Value Line, Inc.	3,188	80,497
Virtus Investment Partners, Inc.	20,835	2,069,749
Waddell & Reed Financial, Inc. Class A (b)	234,696	4,475,653
Westwood Holdings Group, Inc.	24,952	1,056,717
WisdomTree Investments, Inc.	351,064	2,727,767
		73,301,363
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	36,328	511,135
Elevate Credit, Inc. (a)	62,539	266,416
Encore Capital Group, Inc. (a)(b)	78,182	1,986,605
Enova International, Inc. (a)	100,267	2,371,315
EZCORP, Inc. (non-vtg.) Class A (a)(b)	150,998	1,500,920
First Cash Financial Services, Inc.	130,995	10,531,998
Green Dot Corp. Class A (a)	145,671	11,033,122
LendingClub Corp. (a)(b)	950,149	3,068,981
Nelnet, Inc. Class A	55,855	3,144,078
PRA Group, Inc. (a)(b)	134,216	4,139,221
Regional Management Corp. (a)	27,859	804,011
World Acceptance Corp. (a)(b)	18,721	1,899,994
		41,257,796
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	103,987	2,540,402
Allakos, Inc. (a)(b)	24,976	1,207,590
Banco Latinoamericano de Comercio Exterior SA Series E	91,845	1,576,060
Cannae Holdings, Inc. (a)	207,283	3,828,517
Columbia Financial, Inc. (b)	148,849	2,244,643
ConvergeOne Holdings, Inc.	79,454	740,511
Donnelley Financial Solutions, Inc. (a)	101,383	1,576,506
FB Financial Corp.	49,202	1,794,889
FGL Holdings Class A (a)	425,775	3,363,623
Focus Financial Partners, Inc. Class A (b)	56,563	2,160,707
Granite Point Mortgage Trust, Inc.	129,050	2,401,621
Level One Bancorp, Inc.	4,028	109,441
Marlin Business Services Corp.	25,908	688,635
Neon Therapeutics, Inc. (b)	18,239	106,881
On Deck Capital, Inc. (a)	155,372	1,072,067
RBB Bancorp	43,278	933,939
Senseonics Holdings, Inc. (a)(b)	261,305	969,442
		27,315,474
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	136,094	2,800,815
American Equity Investment Life Holding Co.	269,618	8,417,474
Amerisafe, Inc.	57,379	3,734,799
AmTrust Financial Services, Inc. (b)	334,199	4,792,414
Argo Group International Holdings, Ltd.	97,806	6,025,828
Citizens, Inc. Class A (a)(b)	149,597	1,175,832
CNO Financial Group, Inc.	494,095	9,338,396
Crawford & Co. Class B	33,738	310,727
Donegal Group, Inc. Class A	27,033	363,053
eHealth, Inc. (a)	56,492	1,941,065
EMC Insurance Group	27,232	652,751
Employers Holdings, Inc.	96,837	4,450,629
Enstar Group Ltd. (a)	36,204	6,574,646
FBL Financial Group, Inc. Class A	29,731	2,050,844
Fednat Holding Co.	34,749	748,146
Genworth Financial, Inc. Class A (a)	1,519,119	6,501,829
Global Indemnity Ltd.	25,574	915,549
Greenlight Capital Re, Ltd. (a)(b)	90,013	1,043,251
Hallmark Financial Services, Inc. (a)	38,782	432,031
HCI Group, Inc.	22,032	962,137
Health Insurance Innovations, Inc. (a)(b)	38,471	1,881,232
Heritage Insurance Holdings, Inc. (b)	60,225	840,741
Horace Mann Educators Corp.	124,198	4,878,497
Independence Holding Co.	14,032	508,099
Investors Title Co.	4,169	758,758
James River Group Holdings Ltd.	77,978	3,002,153
Kemper Corp.	158,832	11,942,578
Kingstone Companies, Inc.	27,721	471,257
Kinsale Capital Group, Inc.	58,797	3,510,769
Maiden Holdings Ltd.	203,252	713,415
MBIA, Inc. (a)(b)	266,341	2,636,776
National General Holdings Corp.	185,599	5,170,788
National Western Life Group, Inc.	6,890	1,855,339
Navigators Group, Inc.	62,308	4,308,598
NI Holdings, Inc. (a)	28,372	443,738
Primerica, Inc.	129,812	14,245,569
ProAssurance Corp.	160,255	7,038,400
Protective Insurance Corp. Class B	28,445	655,657
RLI Corp.	118,146	8,734,534
Safety Insurance Group, Inc.	44,073	3,670,399
Selective Insurance Group, Inc.	174,649	11,325,988
State Auto Financial Corp.	50,416	1,602,725
Stewart Information Services Corp.	70,360	2,904,461
Third Point Reinsurance Ltd. (a)	236,012	2,610,293
Tiptree, Inc.	78,426	461,929
Trupanion, Inc. (a)(b)	75,846	1,915,870
United Fire Group, Inc.	63,272	3,405,932
United Insurance Holdings Corp.	62,529	1,233,072
Universal Insurance Holdings, Inc.	95,470	4,007,831
		169,967,614
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	83,762	1,449,083
Anworth Mortgage Asset Corp.	291,517	1,271,014
Apollo Commercial Real Estate Finance, Inc. (b)	371,133	6,943,898
Arbor Realty Trust, Inc. (b)	196,365	2,372,089
Ares Commercial Real Estate Corp.	82,906	1,199,650
Armour Residential REIT, Inc.	124,624	2,714,311
Blackstone Mortgage Trust, Inc. (b)	333,804	11,262,547
Capstead Mortgage Corp.	275,689	1,891,227
Cherry Hill Mortgage Investment Corp.	50,685	907,768
Dynex Capital, Inc.	165,525	958,390
Exantas Capital Corp.	92,309	1,046,784
Great Ajax Corp.	48,132	627,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	155,402	3,224,592
Invesco Mortgage Capital, Inc.	339,821	5,124,501
Ladder Capital Corp. Class A	261,399	4,401,959
New York Mortgage Trust, Inc. (b)	435,651	2,674,897
Orchid Island Capital, Inc.	155,872	1,019,403
PennyMac Mortgage Investment Trust	180,180	3,479,276
Redwood Trust, Inc.	246,865	4,053,523
TPG RE Finance Trust, Inc.	105,335	2,087,740
Western Asset Mortgage Capital Corp.	120,586	1,202,242
ZAIS Financial Corp.	53,917	826,008
		60,738,543
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	21,236	1,611,388
Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	41,378	584,257
Beneficial Bancorp, Inc.	207,647	3,245,523
BofI Holding, Inc. (a)(b)	178,054	5,405,719
BSB Bancorp, Inc. (a)	25,200	725,760
Capitol Federal Financial, Inc.	388,207	4,817,649
Dime Community Bancshares, Inc.	98,420	1,586,530
Entegra Financial Corp. (a)	20,433	463,625
ESSA Bancorp, Inc.	28,269	456,544
Essent Group Ltd. (a)	289,169	11,399,042
Farmer Mac Class C (non-vtg.)	27,314	1,907,610
First Defiance Financial Corp.	60,342	1,642,509
Flagstar Bancorp, Inc. (a)	90,156	2,775,903
FS Bancorp, Inc. (b)	9,698	437,768
Greene County Bancorp, Inc. (b)	8,836	283,371
Hingham Institution for Savings	3,998	813,993
Home Bancorp, Inc.	23,345	927,730
HomeStreet, Inc. (a)	75,048	1,949,747
Impac Mortgage Holdings, Inc. (a)(b)	28,110	145,891
Kearny Financial Corp.	291,516	3,772,217
LendingTree, Inc. (a)(b)	23,989	4,838,341
Malvern Bancorp, Inc. (a)	19,613	398,340
Meridian Bancorp, Inc. Maryland	144,241	2,284,777
Meta Financial Group, Inc.	84,098	2,122,634
MGIC Investment Corp. (a)	1,089,061	13,297,435
NMI Holdings, Inc. (a)	187,231	3,958,063
Northfield Bancorp, Inc.	130,936	1,724,427
Northwest Bancshares, Inc.	288,793	4,661,119
OceanFirst Financial Corp.	142,554	3,609,467
Oconee Federal Financial Corp.	2,735	67,308
Ocwen Financial Corp. (a)	354,948	1,242,318
Oritani Financial Corp.	120,412	1,759,219
PDL Community Bancorp (b)	25,475	349,262
PennyMac Financial Services, Inc.	59,818	1,195,762
Provident Bancorp, Inc. (a)	13,109	328,118
Provident Financial Services, Inc.	187,660	4,578,904
Prudential Bancorp, Inc.	26,594	477,894
Radian Group, Inc.	650,546	12,483,978
Riverview Bancorp, Inc.	63,659	539,192
SI Financial Group, Inc.	34,166	452,358
Southern Missouri Bancorp, Inc.	21,209	714,107
Sterling Bancorp, Inc.	68,015	703,955
Territorial Bancorp, Inc.	23,033	627,419
Timberland Bancorp, Inc.	19,473	565,106
Trustco Bank Corp., New York	281,417	2,107,813
United Community Financial Corp.	146,219	1,337,904
United Financial Bancorp, Inc. New	152,493	2,356,017
Walker & Dunlop, Inc.	83,173	3,489,939
Washington Federal, Inc.	251,953	7,094,996
Waterstone Financial, Inc.	75,945	1,240,941
Westfield Financial, Inc.	79,118	794,345
WMI Holdings Corp. (a)(b)	78,173	1,132,727
WSFS Financial Corp.	90,631	3,854,536
		129,730,109

TOTAL FINANCIALS		1,090,399,580

HEALTH CARE - 15.8%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	94,240	810,464
ACADIA Pharmaceuticals, Inc. (a)(b)	296,957	5,784,722
Acceleron Pharma, Inc. (a)(b)	116,339	5,906,531
Achaogen, Inc. (a)(b)	94,852	365,180
Achillion Pharmaceuticals, Inc. (a)	409,531	1,171,259
Acorda Therapeutics, Inc. (a)	131,081	2,504,958
Adamas Pharmaceuticals, Inc. (a)(b)	65,729	1,087,815
ADMA Biologics, Inc. (a)(b)	58,897	316,277
Aduro Biotech, Inc. (a)(b)	191,525	812,066
Adverum Biotechnologies, Inc. (a)(b)	164,495	690,879
Aeglea BioTherapeutics, Inc. (a)	49,165	424,294
Agenus, Inc. (a)(b)	263,628	419,169
Aimmune Therapeutics, Inc. (a)(b)	130,218	3,461,194
Akebia Therapeutics, Inc. (a)	151,876	1,137,551
Albireo Pharma, Inc. (a)	27,411	732,148
Alder Biopharmaceuticals, Inc. (a)(b)	175,234	2,225,472
Aldeyra Therapeutics, Inc. (a)	51,280	552,286
Allena Pharmaceuticals, Inc. (a)	35,183	289,556
AMAG Pharmaceuticals, Inc. (a)(b)	103,072	2,216,048
Amicus Therapeutics, Inc. (a)(b)	569,031	6,361,767
AnaptysBio, Inc. (a)(b)	57,088	4,265,615
Apellis Pharmaceuticals, Inc. (a)(b)	108,688	1,520,545
Aptinyx, Inc.	40,125	1,044,855
Arbutus Biopharma Corp. (a)(b)	103,943	440,718
Arcus Biosciences, Inc.	26,873	270,074
Ardelyx, Inc. (a)	132,334	363,919
Arena Pharmaceuticals, Inc. (a)	149,244	5,322,041
ArQule, Inc. (a)	326,561	1,263,791
Array BioPharma, Inc. (a)	615,555	9,971,991
Arrowhead Pharmaceuticals, Inc. (a)(b)	261,734	3,329,256
Arsanis, Inc. (a)	15,141	20,289
Atara Biotherapeutics, Inc. (a)(b)	126,172	4,311,297
Athersys, Inc. (a)(b)	341,005	637,679
Audentes Therapeutics, Inc. (a)	97,845	2,759,229
AVEO Pharmaceuticals, Inc. (a)(b)	313,064	767,007
Avid Bioservices, Inc. (a)	152,698	800,138
AVROBIO, Inc.	18,358	551,841
Bellicum Pharmaceuticals, Inc. (a)(b)	121,011	492,515
BioCryst Pharmaceuticals, Inc. (a)(b)	328,276	2,402,980
Biohaven Pharmaceutical Holding Co. Ltd. (a)	85,473	3,081,302
Biospecifics Technologies Corp. (a)	17,354	1,063,280
BioTime, Inc. (a)(b)	271,102	528,649
Blueprint Medicines Corp. (a)	124,846	7,586,891
Calithera Biosciences, Inc. (a)	93,422	440,952
Calyxt, Inc. (a)	17,198	207,064
Cara Therapeutics, Inc. (a)(b)	98,125	1,838,863
CareDx, Inc. (a)	100,233	2,617,084
CASI Pharmaceuticals, Inc. (a)(b)	149,573	490,599
Catalyst Biosciences, Inc. (a)(b)	36,079	321,103
Catalyst Pharmaceutical Partners, Inc. (a)	289,008	861,244
Celcuity, Inc. (a)	17,559	492,530
Cellular Biomedicine Group, Inc. (a)(b)	34,872	443,572
ChemoCentryx, Inc. (a)	67,352	728,749
Chimerix, Inc. (a)	134,034	467,779
Clovis Oncology, Inc. (a)(b)	144,173	1,676,732
CohBar, Inc. (a)(b)	68,715	263,178
Coherus BioSciences, Inc. (a)	156,166	1,825,581
Concert Pharmaceuticals, Inc. (a)	63,490	947,271
Constellation Pharmaceuticals, Inc. (b)	11,643	71,954
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	150,390	1,001,597
Corvus Pharmaceuticals, Inc. (a)	42,275	320,867
Crinetics Pharmaceuticals, Inc. (a)(b)	20,980	522,612
CTI BioPharma Corp. (a)	147,225	253,227
Cue Biopharma, Inc. (a)(b)	53,751	340,781
Cytokinetics, Inc. (a)	138,491	926,505
CytomX Therapeutics, Inc. (a)	133,978	1,910,526
Deciphera Pharmaceuticals, Inc. (a)	26,553	536,105
Denali Therapeutics, Inc. (a)(b)	137,139	1,984,401
Dicerna Pharmaceuticals, Inc. (a)(b)	136,622	1,797,946
Dynavax Technologies Corp. (a)(b)	188,073	1,860,042
Eagle Pharmaceuticals, Inc. (a)(b)	31,840	1,567,802
Editas Medicine, Inc. (a)(b)	138,459	3,507,166
Eidos Therapeutics, Inc. (b)	21,004	256,879
Emergent BioSolutions, Inc. (a)	134,408	8,224,426
Enanta Pharmaceuticals, Inc. (a)	50,393	3,888,324
Epizyme, Inc. (a)(b)	157,486	1,267,762
Esperion Therapeutics, Inc. (a)(b)	69,289	3,147,799
Evelo Biosciences, Inc. (b)	15,525	141,433
Fate Therapeutics, Inc. (a)(b)	151,132	1,883,105
Fennec Pharmaceuticals, Inc. (a)(b)	33,683	245,212
FibroGen, Inc. (a)	225,747	9,677,774
Five Prime Therapeutics, Inc. (a)	101,880	1,236,823
Flexion Therapeutics, Inc. (a)(b)	101,122	1,369,192
Fortress Biotech, Inc. (a)(b)	100,766	83,978
Forty Seven, Inc.	26,259	324,036
Genomic Health, Inc. (a)	63,048	4,521,172
Geron Corp. (a)(b)	512,588	784,260
Global Blood Therapeutics, Inc. (a)(b)	150,190	5,270,167
GlycoMimetics, Inc. (a)(b)	101,842	1,281,172
GTx, Inc. (a)(b)	14,739	23,435
Halozyme Therapeutics, Inc. (a)	374,919	5,822,492
Heron Therapeutics, Inc. (a)(b)	207,294	5,754,481
Homology Medicines, Inc. (a)(b)	31,571	594,166
Idera Pharmaceuticals, Inc. (a)(b)	57,314	382,284
Immune Design Corp. (a)	97,334	140,161
ImmunoGen, Inc. (a)	431,997	2,345,744
Immunomedics, Inc. (a)(b)	428,647	9,657,417
Inovio Pharmaceuticals, Inc. (a)(b)	249,740	1,231,218
Insmed, Inc. (a)(b)	230,235	3,361,431
Insys Therapeutics, Inc. (a)(b)	80,524	686,870
Intellia Therapeutics, Inc. (a)(b)	99,964	1,697,389
Intercept Pharmaceuticals, Inc. (a)(b)	65,853	6,322,547
Intrexon Corp. (a)(b)	221,369	2,559,026
Invitae Corp. (a)	197,256	2,799,063
Iovance Biotherapeutics, Inc. (a)(b)	249,123	2,262,037
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	418,709	5,485,088
Jounce Therapeutics, Inc. (a)(b)	45,560	184,062
Kadmon Holdings, Inc. (a)	299,545	709,922
Karyopharm Therapeutics, Inc. (a)(b)	147,990	1,559,815
Keryx Biopharmaceuticals, Inc. (a)(b)	282,706	785,923
Kezar Life Sciences, Inc. (b)	15,632	386,579
Kindred Biosciences, Inc. (a)	93,709	1,362,529
Kiniksa Pharmaceuticals Ltd.	19,668	374,479
Kura Oncology, Inc. (a)(b)	86,046	935,320
La Jolla Pharmaceutical Co. (a)(b)	64,592	1,052,850
Lexicon Pharmaceuticals, Inc. (a)(b)	130,146	1,019,043
Ligand Pharmaceuticals, Inc. Class B (a)(b)	63,085	10,397,039
Liquidia Technologies, Inc.	14,629	239,623
Loxo Oncology, Inc. (a)	81,136	12,386,222
Macrogenics, Inc. (a)(b)	118,042	1,942,971
Madrigal Pharmaceuticals, Inc. (a)(b)	20,862	3,981,721
Magenta Therapeutics, Inc. (b)	11,649	102,162
MannKind Corp. (a)(b)	417,654	764,307
MediciNova, Inc. (a)(b)	118,961	1,161,059
MeiraGTx Holdings PLC (b)	10,694	142,872
Menlo Therapeutics, Inc. (a)(b)	27,878	170,056
MiMedx Group, Inc. (a)(b)	311,401	1,812,354
Minerva Neurosciences, Inc. (a)	92,366	1,013,255
Miragen Therapeutics, Inc. (a)	83,541	360,897
Mirati Therapeutics, Inc. (a)(b)	60,707	2,268,621
Molecular Templates, Inc. (a)	26,158	111,956
Momenta Pharmaceuticals, Inc. (a)	230,756	2,886,758
Myriad Genetics, Inc. (a)	200,521	9,029,461
NantKwest, Inc. (a)	81,461	177,585
Natera, Inc. (a)	99,093	2,176,082
NewLink Genetics Corp. (a)	83,728	158,246
Novavax, Inc. (a)(b)	1,146,200	2,017,312
Nymox Pharmaceutical Corp. (a)(b)	93,630	163,853
Opko Health, Inc. (a)(b)	966,792	3,267,757
Organovo Holdings, Inc. (a)(b)	329,679	332,976
Ovid Therapeutics, Inc. (a)	38,099	195,448
Palatin Technologies, Inc. (a)(b)	607,036	546,211
PDL BioPharma, Inc. (a)(b)	429,953	1,070,583
Pfenex, Inc. (a)	85,583	339,765
Pieris Pharmaceuticals, Inc. (a)	156,109	643,169
Polarityte, Inc. (a)(b)	29,989	457,032
Portola Pharmaceuticals, Inc. (a)(b)	195,711	3,853,550
Progenics Pharmaceuticals, Inc. (a)(b)	253,834	1,271,708
Proteostasis Therapeutics, Inc. (a)	77,050	478,481
Prothena Corp. PLC (a)(b)	120,888	1,499,011
PTC Therapeutics, Inc. (a)	136,165	5,245,076
Puma Biotechnology, Inc. (a)(b)	87,536	3,243,209
Ra Pharmaceuticals, Inc. (a)	43,417	621,731
Radius Health, Inc. (a)(b)	121,759	1,927,445
Recro Pharma, Inc. (a)	53,337	344,557
REGENXBIO, Inc. (a)	95,542	6,369,785
Repligen Corp. (a)(b)	118,148	6,405,985
Replimune Group, Inc. (a)	21,640	278,723
Retrophin, Inc. (a)	121,724	3,123,438
Rigel Pharmaceuticals, Inc. (a)	505,235	1,450,024
Rocket Pharmaceuticals, Inc. (a)(b)	62,456	989,303
Rubius Therapeutics, Inc. (b)	36,537	600,303
Sangamo Therapeutics, Inc. (a)(b)	304,936	3,863,539
Savara, Inc. (a)(b)	86,407	777,663
Scholar Rock Holding Corp. (b)	19,431	456,434
Selecta Biosciences, Inc. (a)(b)	53,985	277,483
Seres Therapeutics, Inc. (a)(b)	62,791	431,374
Sienna Biopharmaceuticals, Inc. (a)	46,474	428,955
Solid Biosciences, Inc. (a)(b)	36,687	1,173,984
Sorrento Therapeutics, Inc. (a)(b)	332,655	1,061,169
Spark Therapeutics, Inc. (a)(b)	94,564	4,254,434
Spectrum Pharmaceuticals, Inc. (a)	303,091	3,606,783
Spring Bank Pharmaceuticals, Inc. (a)(b)	42,283	424,944
Stemline Therapeutics, Inc. (a)	85,219	1,276,581
Surface Oncology, Inc.	21,105	164,830
Syndax Pharmaceuticals, Inc. (a)	40,655	195,551
Synergy Pharmaceuticals, Inc. (a)(b)	742,306	309,319
Synlogic, Inc. (a)	46,357	366,684
Syros Pharmaceuticals, Inc. (a)	76,175	501,232
T2 Biosystems, Inc. (a)(b)	93,452	490,623
TG Therapeutics, Inc. (a)(b)	189,264	861,151
Tobira Therapeutics, Inc. rights (a)(c)	9,663	72,183
Tocagen, Inc. (a)(b)	53,525	559,872
Translate Bio, Inc.	28,377	159,763
Tyme, Inc. (a)(b)	121,710	272,630
Ultragenyx Pharmaceutical, Inc. (a)	142,006	6,880,191
UNITY Biotechnology, Inc. (b)	14,577	162,388
Unum Therapeutics, Inc.	10,277	76,872
Vanda Pharmaceuticals, Inc. (a)	155,618	2,952,073
Veracyte, Inc. (a)	84,987	1,262,057
Verastem, Inc. (a)(b)	209,428	1,061,800
Vericel Corp. (a)(b)	129,409	1,442,910
Viking Therapeutics, Inc. (a)(b)	155,993	2,121,505
Vital Therapies, Inc. (a)(b)	87,966	27,006
Voyager Therapeutics, Inc. (a)(b)	65,708	891,658
Xencor, Inc. (a)	138,998	4,548,015
XOMA Corp. (a)(b)	16,526	203,435
Zafgen, Inc. (a)	93,186	904,836
ZIOPHARM Oncology, Inc. (a)(b)	396,285	784,644
		366,714,508
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)(b)	251,835	1,130,739
Angiodynamics, Inc. (a)	109,665	2,240,456
Anika Therapeutics, Inc. (a)(b)	42,886	1,533,603
Antares Pharma, Inc. (a)(b)	434,512	1,299,191
Atricure, Inc. (a)	101,619	3,232,500
Atrion Corp.	4,287	2,924,506
Avanos Medical, Inc. (a)	141,345	8,000,127
AxoGen, Inc. (a)(b)	102,016	3,804,177
Cardiovascular Systems, Inc. (a)	97,611	2,737,989
Cerus Corp. (a)	399,425	2,676,148
CONMED Corp.	76,164	5,135,739
Cryolife, Inc. (a)	107,014	3,315,294
CryoPort, Inc. (a)(b)	77,910	864,801
Cutera, Inc. (a)	40,926	830,798
CytoSorbents Corp. (a)(b)	90,009	900,090
Endologix, Inc. (a)	240,088	292,907
Fonar Corp. (a)	18,661	461,673
Genmark Diagnostics, Inc. (a)	156,224	832,674
Glaukos Corp. (a)(b)	99,578	5,769,549
Globus Medical, Inc. (a)	219,109	11,579,911
Haemonetics Corp. (a)	156,536	16,353,316
Helius Medical Technologies, Inc. (U.S.) (a)(b)	49,203	503,839
Heska Corp. (a)	20,049	2,009,311
Inogen, Inc. (a)	53,177	10,080,764
Inspire Medical Systems, Inc. (b)	23,659	948,253
Integer Holdings Corp. (a)	93,814	6,986,329
IntriCon Corp. (a)	21,945	919,057
Invacare Corp.	100,140	1,293,809
IRadimed Corp. (a)(b)	10,234	255,441
iRhythm Technologies, Inc. (a)	72,537	5,604,209
K2M Group Holdings, Inc. (a)	123,764	3,388,658
Lantheus Holdings, Inc. (a)	111,733	1,560,910
LeMaitre Vascular, Inc.	47,457	1,267,102
LivaNova PLC (a)	146,670	16,425,573
Meridian Bioscience, Inc.	124,819	2,023,316
Merit Medical Systems, Inc. (a)	160,769	9,183,125
Natus Medical, Inc. (a)	96,887	2,894,984
Neogen Corp. (a)	151,631	9,207,034
Nevro Corp. (a)	87,512	4,267,085
Novocure Ltd. (a)	221,943	7,355,191
NuVasive, Inc. (a)	154,908	8,701,182
Nuvectra Corp. (a)	42,618	852,786
NxStage Medical, Inc. (a)	195,172	5,538,981
OraSure Technologies, Inc. (a)	180,819	2,513,384
Orthofix International NV (a)	52,918	3,218,473
OrthoPediatrics Corp. (b)	20,803	722,488
Oxford Immunotec Global PLC (a)	76,849	1,184,243
Pulse Biosciences, Inc. (a)(b)	32,179	412,213
Quanterix Corp. (a)(b)	25,400	444,754
Quidel Corp. (a)	103,183	6,640,858
Rockwell Medical Technologies, Inc. (a)(b)	142,694	582,192
RTI Biologics, Inc. (a)	170,575	781,234
Seaspine Holdings Corp. (a)	35,554	610,462
Sientra, Inc. (a)	70,704	1,455,795
Staar Surgical Co. (a)	132,217	5,303,224
SurModics, Inc. (a)	39,082	2,478,971
Tactile Systems Technology, Inc. (a)(b)	52,919	3,465,136
Tandem Diabetes Care, Inc. (a)	153,774	5,783,440
TransEnterix, Inc. (a)(b)	479,605	1,568,308
Utah Medical Products, Inc.	10,362	903,359
Varex Imaging Corp. (a)	114,415	2,970,213
ViewRay, Inc. (a)(b)	181,391	1,569,032
Wright Medical Group NV (a)	374,784	10,111,672
		229,902,578
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	38,052	209,667
Addus HomeCare Corp. (a)	28,502	1,866,881
Amedisys, Inc. (a)	80,601	8,866,110
American Renal Associates Holdings, Inc. (a)(b)	39,024	752,773
AMN Healthcare Services, Inc. (a)(b)	142,438	7,210,212
Apollo Medical Holdings, Inc. (a)	9,686	198,079
BioScrip, Inc. (a)	377,483	1,011,654
BioTelemetry, Inc. (a)	97,636	5,672,652
Brookdale Senior Living, Inc. (a)(b)	562,090	5,019,464
Capital Senior Living Corp. (a)	73,724	663,516
Civitas Solutions, Inc. (a)	47,761	690,624
Community Health Systems, Inc. (a)(b)	255,928	808,732
Corvel Corp. (a)	27,912	1,617,780
Cross Country Healthcare, Inc. (a)	105,814	934,338
Diplomat Pharmacy, Inc. (a)(b)	170,626	3,385,220
G1 Therapeutics, Inc. (a)	62,711	2,509,067
Genesis HealthCare, Inc. Class A (a)(b)	165,460	254,808
HealthEquity, Inc. (a)	163,145	14,976,711
LHC Group, Inc. (a)	88,882	8,126,481
LifePoint Hospitals, Inc. (a)	106,957	6,937,231
Magellan Health Services, Inc. (a)	73,954	4,811,447
National Healthcare Corp.	36,472	2,900,618
National Research Corp. Class A	33,208	1,263,564
National Vision Holdings, Inc.	146,745	6,079,645
Neuronetics, Inc. (b)	19,193	489,038
OptiNose, Inc. (b)	57,583	609,228
Owens & Minor, Inc. (b)	183,589	1,450,353
Patterson Companies, Inc. (b)	247,643	5,591,779
Providence Service Corp. (a)	33,535	2,216,328
Quorum Health Corp. (a)(b)	90,789	361,340
R1 RCM, Inc. (a)	309,859	2,624,506
RadNet, Inc. (a)	119,316	1,765,877
Select Medical Holdings Corp. (a)	327,106	5,423,417
Surgery Partners, Inc. (a)	55,441	753,443
Tenet Healthcare Corp. (a)(b)	252,576	6,498,780
The Ensign Group, Inc.	148,184	5,488,735
Tivity Health, Inc. (a)(b)	120,094	4,132,435
Triple-S Management Corp. (a)	66,739	1,145,241
U.S. Physical Therapy, Inc.	37,504	4,032,430
		129,350,204
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	525,795	6,262,218
Castlight Health, Inc. Class B (a)(b)	234,473	579,148
Computer Programs & Systems, Inc. (b)	34,449	861,225
Evolent Health, Inc. (a)(b)	205,042	4,551,932
HealthStream, Inc.	78,600	2,067,966
HMS Holdings Corp. (a)	249,958	7,203,790
Inovalon Holdings, Inc. Class A (a)(b)	206,633	1,944,417
Medidata Solutions, Inc. (a)	174,002	12,232,341
NantHealth, Inc. (a)(b)	58,759	91,076
Nextgen Healthcare, Inc. (a)	159,942	2,362,343
Omnicell, Inc. (a)	116,854	8,261,578
Simulations Plus, Inc.	34,527	697,791
Tabula Rasa HealthCare, Inc. (a)	52,709	3,894,141
Teladoc Health, Inc. (a)(b)	202,097	14,013,406
Vocera Communications, Inc. (a)	89,661	3,112,133
		68,135,505
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	78,426	1,171,684
Cambrex Corp. (a)	99,238	5,288,393
ChromaDex, Inc. (a)(b)	119,921	417,325
Codexis, Inc. (a)	153,276	2,386,507
Enzo Biochem, Inc. (a)	132,057	438,429
Fluidigm Corp. (a)(b)	78,671	566,431
Harvard Bioscience, Inc. (a)	107,337	425,055
Luminex Corp.	124,573	3,583,965
Medpace Holdings, Inc. (a)	65,303	3,402,286
Nanostring Technologies, Inc. (a)	75,771	1,167,631
NeoGenomics, Inc. (a)	190,734	3,517,135
Pacific Biosciences of California, Inc. (a)(b)	366,486	1,630,863
Syneos Health, Inc. (a)	186,737	8,520,809
		32,516,513
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)(b)	80,610	958,453
Aerie Pharmaceuticals, Inc. (a)	106,941	5,687,122
Akcea Therapeutics, Inc. (a)(b)	38,006	848,294
Akorn, Inc. (a)	280,703	1,872,289
Amneal Pharmaceuticals, Inc. (a)(b)	261,237	4,819,823
Amphastar Pharmaceuticals, Inc. (a)	106,959	1,919,914
Ampio Pharmaceuticals, Inc. (a)(b)	283,162	130,255
ANI Pharmaceuticals, Inc. (a)	23,847	1,157,295
Aquestive Therapeutics, Inc.	15,130	228,917
Aratana Therapeutics, Inc. (a)	136,675	811,850
Assembly Biosciences, Inc. (a)	64,152	1,467,798
Assertio Therapeutics, Inc. (a)(b)	177,388	861,219
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)	132,335	1,597,283
Clearside Biomedical, Inc. (a)	83,901	454,743
Collegium Pharmaceutical, Inc. (a)(b)	88,375	1,418,419
Corcept Therapeutics, Inc. (a)(b)	293,595	3,449,741
Corium International, Inc. (a)(b)	79,741	1,008,724
CymaBay Therapeutics, Inc. (a)	177,571	1,873,374
Dermira, Inc. (a)(b)	103,901	1,303,958
Dova Pharmaceuticals, Inc. (a)(b)	35,424	657,469
Durect Corp. (a)	465,989	465,989
Eloxx Pharmaceuticals, Inc. (a)(b)	66,936	805,240
Endo International PLC (a)	675,450	11,442,123
Endocyte, Inc. (a)	195,378	4,620,690
Evolus, Inc. (a)	28,018	415,227
Horizon Pharma PLC (a)	498,785	9,082,875
Innoviva, Inc. (a)(b)	207,058	2,890,530
Intersect ENT, Inc. (a)	90,105	2,528,346
Intra-Cellular Therapies, Inc. (a)	134,863	2,289,974
Kala Pharmaceuticals, Inc. (a)	36,922	267,685
Lannett Co., Inc. (a)(b)	89,646	328,104
Mallinckrodt PLC (a)(b)	248,040	6,215,882
Marinus Pharmaceuticals, Inc. (a)(b)	109,847	514,084
Melinta Therapeutics, Inc. (a)(b)	100,510	264,341
Mersana Therapeutics, Inc. (a)(b)	36,503	228,144
Mustang Bio, Inc. (a)(b)	46,834	186,399
MyoKardia, Inc. (a)(b)	102,332	5,417,456
Neos Therapeutics, Inc. (a)	81,865	256,237
Ocular Therapeutix, Inc. (a)(b)	100,486	498,411
Odonate Therapeutics, Inc. (a)(b)	20,601	298,715
Omeros Corp. (a)(b)	137,360	2,097,487
Pacira Pharmaceuticals, Inc. (a)	120,392	5,885,965
Paratek Pharmaceuticals, Inc. (a)(b)	94,088	700,956
Phibro Animal Health Corp. Class A	59,997	2,575,071
Prestige Brands Holdings, Inc. (a)(b)	157,097	5,680,628
Reata Pharmaceuticals, Inc. (a)(b)	56,250	3,314,813
resTORbio, Inc. (a)(b)	22,305	246,693
Revance Therapeutics, Inc. (a)	98,777	2,150,375
Rhythm Pharmaceuticals, Inc. (b)	45,845	1,284,118
scPharmaceuticals, Inc. (a)(b)	19,660	84,145
SIGA Technologies, Inc. (a)(b)	156,650	756,620
Spero Therapeutics, Inc. (a)	24,454	196,121
Supernus Pharmaceuticals, Inc. (a)	147,719	7,025,516
Teligent, Inc. (a)(b)	128,586	412,761
Tetraphase Pharmaceuticals, Inc. (a)	152,908	313,461
The Medicines Company (a)(b)	206,888	4,812,215
TherapeuticsMD, Inc. (a)(b)	549,447	2,686,796
Theravance Biopharma, Inc. (a)(b)	129,845	3,151,338
Tricida, Inc. (b)	35,264	952,128
Verrica Pharmaceuticals, Inc. (a)	16,808	221,866
WAVE Life Sciences (a)	53,045	2,476,671
Xeris Pharmaceuticals, Inc. (b)	20,046	439,408
Zogenix, Inc. (a)(b)	126,181	5,269,319
Zomedica Pharmaceuticals Corp. (a)(b)	118,949	204,592
		134,482,455

TOTAL HEALTH CARE		961,101,763

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.2%
AAR Corp.	97,472	4,637,718
Aerojet Rocketdyne Holdings, Inc. (a)(b)	210,475	7,433,977
AeroVironment, Inc. (a)(b)	63,949	5,753,492
Astronics Corp. (a)	62,834	1,832,239
Axon Enterprise, Inc. (a)(b)	173,262	10,693,731
Cubic Corp.	76,338	5,008,536
Ducommun, Inc. (a)	31,856	1,183,769
Engility Holdings, Inc. (a)	54,037	1,676,768
Esterline Technologies Corp. (a)	78,772	9,244,682
KEYW Holding Corp. (a)(b)	145,093	1,136,078
Kratos Defense & Security Solutions, Inc. (a)(b)	264,463	3,313,721
Maxar Technologies Ltd. (b)	170,153	2,543,667
Mercury Systems, Inc. (a)	141,551	6,633,080
Moog, Inc. Class A	96,651	6,915,379
National Presto Industries, Inc. (b)	14,921	1,860,201
Sparton Corp. (a)	27,793	344,077
Triumph Group, Inc.	146,361	2,671,088
Vectrus, Inc. (a)	33,378	894,530
Wesco Aircraft Holdings, Inc. (a)	164,228	1,671,841
		75,448,574
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	176,169	3,452,912
Atlas Air Worldwide Holdings, Inc. (a)	71,283	3,679,628
Echo Global Logistics, Inc. (a)	84,105	2,162,340
Forward Air Corp.	88,349	5,300,057
Hub Group, Inc. Class A (a)	98,523	4,514,324
Radiant Logistics, Inc.	117,399	638,651
		19,747,912
Airlines - 0.5%
Allegiant Travel Co.	38,857	4,435,138
Hawaiian Holdings, Inc.	151,946	5,258,851
Mesa Air Group, Inc. (b)	29,835	431,116
SkyWest, Inc.	153,498	8,793,900
Spirit Airlines, Inc. (a)	206,726	10,729,079
		29,648,084
Building Products - 1.3%
AAON, Inc. (b)	123,953	4,275,139
Advanced Drain Systems, Inc. Del	108,852	3,024,997
American Woodmark Corp. (a)	42,474	2,567,129
Apogee Enterprises, Inc.	83,099	2,999,874
Builders FirstSource, Inc. (a)	339,453	4,202,428
Caesarstone Sdot-Yam Ltd. (b)	69,018	1,089,794
Continental Building Products, Inc. (a)	111,575	3,102,901
COVIA Corp. (a)(b)	92,547	534,922
CSW Industrials, Inc. (a)	46,621	2,145,965
GCP Applied Technologies, Inc. (a)	216,275	5,616,662
Gibraltar Industries, Inc. (a)	95,969	3,420,335
GMS, Inc. (a)	98,018	1,611,416
Griffon Corp.	103,999	1,260,468
Insteel Industries, Inc.	54,867	1,433,126
Jeld-Wen Holding, Inc. (a)	207,672	3,376,747
Masonite International Corp. (a)	82,737	4,582,802
NCI Building Systems, Inc. (a)	128,135	1,569,654
Patrick Industries, Inc. (a)	71,593	3,115,011
PGT, Inc. (a)	149,115	3,021,070
Quanex Building Products Corp.	104,970	1,555,655
Simpson Manufacturing Co. Ltd.	125,039	7,137,226
Trex Co., Inc. (a)	178,252	10,926,848
Universal Forest Products, Inc.	181,333	5,126,284
		77,696,453
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	199,908	6,147,171
ACCO Brands Corp.	310,884	2,508,834
ADS Waste Holdings, Inc. (a)	218,408	5,916,673
Brady Corp. Class A	141,959	5,719,528
BrightView Holdings, Inc. (b)	74,748	1,100,291
Casella Waste Systems, Inc. Class A (a)	119,904	3,904,074
CECO Environmental Corp. (a)	90,630	674,287
Charah Solutions, Inc.	21,484	161,345
Cimpress NV (a)(b)	66,384	8,297,336
CompX International, Inc. Class A	4,781	62,344
Covanta Holding Corp.	354,690	5,210,396
Deluxe Corp.	143,916	6,794,274
Ennis, Inc.	77,456	1,499,548
Essendant, Inc.	112,312	1,430,855
Evoqua Water Technologies Corp. (a)(b)	227,413	2,183,165
Healthcare Services Group, Inc. (b)	223,449	9,069,795
Heritage-Crystal Clean, Inc. (a)	44,857	1,031,262
Herman Miller, Inc.	179,689	5,920,753
HNI Corp.	130,525	4,945,592
Interface, Inc.	177,456	2,890,758
Kimball International, Inc. Class B	108,781	1,790,535
Knoll, Inc.	145,564	2,889,445
LSC Communications, Inc.	98,771	931,411
Matthews International Corp. Class A	94,492	3,932,757
McGrath RentCorp.	73,133	3,904,571
Mobile Mini, Inc.	133,642	5,495,359
Msa Safety, Inc.	102,775	10,733,821
Multi-Color Corp.	41,721	2,217,888
NL Industries, Inc. (a)	24,196	128,239
PICO Holdings, Inc.	61,274	699,749
Pitney Bowes, Inc.	565,097	3,740,942
Quad/Graphics, Inc.	94,014	1,450,636
R.R. Donnelley & Sons Co.	212,781	1,249,024
SP Plus Corp. (a)	68,104	2,176,604
Steelcase, Inc. Class A	255,149	4,235,473
Team, Inc. (a)(b)	89,134	1,773,767
Tetra Tech, Inc.	167,025	11,030,331
The Brink's Co.	151,545	10,050,464
U.S. Ecology, Inc.	65,934	4,610,765
UniFirst Corp.	45,995	6,867,054
Viad Corp.	61,894	2,964,104
VSE Corp.	25,847	810,562
		159,151,782
Construction & Engineering - 1.1%
Aegion Corp. (a)	96,619	1,870,544
Ameresco, Inc. Class A (a)	57,167	935,824
Argan, Inc.	43,966	1,935,383
Comfort Systems U.S.A., Inc.	110,643	5,917,188
Dycom Industries, Inc. (a)(b)	91,203	6,190,860
EMCOR Group, Inc.	174,927	12,416,318
Granite Construction, Inc.	132,662	6,065,307
Great Lakes Dredge & Dock Corp. (a)	172,326	1,001,214
HC2 Holdings, Inc. (a)	128,648	668,970
Ies Holdings, Inc. (a)(b)	24,167	428,723
Infrastructure and Energy Alternatives, Inc. (a)(b)	52,309	523,090
KBR, Inc.	425,227	8,410,990
Keane Group, Inc. (a)	162,079	2,037,333
MasTec, Inc. (a)(b)	195,638	8,512,209
MYR Group, Inc. (a)	48,709	1,626,394
Northwest Pipe Co. (a)	28,911	514,905
NV5 Holdings, Inc. (a)	28,238	2,204,541
Orion Group Holdings, Inc. (a)	84,363	398,193
Primoris Services Corp.	125,660	2,660,222
Sterling Construction Co., Inc. (a)	79,455	902,609
Tutor Perini Corp. (a)(b)	112,557	1,744,634
Williams Scotsman Corp. (a)(b)	107,248	1,591,560
		68,557,011
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	21,100	921,226
AZZ, Inc.	77,831	3,451,805
Babcock & Wilcox Enterprises, Inc. (a)	92,176	90,111
Encore Wire Corp.	61,245	2,707,029
Energous Corp. (a)(b)	69,616	559,713
EnerSys	126,880	10,095,842
Enphase Energy, Inc. (a)(b)	260,562	1,182,951
FuelCell Energy, Inc. (a)(b)	247,359	209,093
Generac Holdings, Inc. (a)	182,583	9,262,436
Plug Power, Inc. (a)(b)	637,739	1,179,817
Powell Industries, Inc.	26,456	771,457
Preformed Line Products Co.	9,143	577,838
Sunrun, Inc. (a)(b)	290,831	3,565,588
Thermon Group Holdings, Inc. (a)	97,517	2,104,417
TPI Composites, Inc. (a)	43,840	1,107,398
Vicor Corp. (a)(b)	52,552	2,107,335
Vivint Solar, Inc. (a)(b)	94,172	488,753
		40,382,809
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	107,780	4,686,274
Machinery - 3.8%
Actuant Corp. Class A	183,165	4,368,485
Alamo Group, Inc.	28,950	2,481,594
Albany International Corp. Class A	86,672	6,065,307
Altra Industrial Motion Corp.	181,134	5,845,194
American Railcar Industries, Inc.	21,836	1,526,555
Astec Industries, Inc.	68,937	2,592,721
Barnes Group, Inc.	143,990	8,149,834
Blue Bird Corp. (a)(b)	46,092	857,772
Briggs & Stratton Corp.	124,708	1,812,007
Cactus, Inc. (a)	114,385	3,827,322
Chart Industries, Inc. (a)	92,959	6,325,860
CIRCOR International, Inc. (b)	48,949	1,591,332
Columbus McKinnon Corp. (NY Shares)	67,132	2,465,758
Commercial Vehicle Group, Inc. (a)	90,532	605,659
Dmc Global, Inc.	43,029	1,658,768
Douglas Dynamics, Inc.	66,798	2,898,365
Eastern Co.	16,511	467,261
Energy Recovery, Inc. (a)(b)	106,949	802,118
EnPro Industries, Inc.	62,385	3,880,347
ESCO Technologies, Inc.	76,468	4,681,371
Federal Signal Corp.	178,603	3,927,480
Franklin Electric Co., Inc.	140,205	5,947,496
FreightCar America, Inc. (a)	36,047	515,472
Gencor Industries, Inc. (a)	25,525	290,475
Global Brass & Copper Holdings, Inc.	65,160	2,060,359
Gorman-Rupp Co.	53,034	1,829,673
Graham Corp.	28,851	710,023
Greenbrier Companies, Inc. (b)	95,492	4,531,095
Harsco Corp. (a)	242,958	6,674,056
Hillenbrand, Inc.	188,956	9,050,992
Hurco Companies, Inc.	18,886	769,416
Hyster-Yale Materials Handling Class A	31,204	1,886,282
John Bean Technologies Corp.	94,376	9,812,273
Kadant, Inc.	33,138	3,270,721
Kennametal, Inc.	245,779	8,712,866
L.B. Foster Co. Class A (a)	29,993	545,273
Lindsay Corp. (b)	32,284	3,086,996
Lydall, Inc. (a)	50,899	1,520,353
Manitex International, Inc. (a)(b)	44,316	378,459
Manitowoc Co., Inc. (a)	106,104	1,939,581
Meritor, Inc. (a)	249,071	4,231,716
Milacron Holdings Corp. (a)	208,327	2,916,578
Miller Industries, Inc.	33,031	798,359
Mueller Industries, Inc.	170,190	4,144,127
Mueller Water Products, Inc. Class A	466,887	4,790,261
Navistar International Corp. New (a)	147,840	4,951,162
NN, Inc.	83,174	964,818
Omega Flex, Inc.	8,700	526,350
Park-Ohio Holdings Corp.	26,704	883,368
ProPetro Holding Corp. (a)	213,285	3,764,480
Proto Labs, Inc. (a)	81,736	9,763,365
RBC Bearings, Inc. (a)	71,994	10,632,074
Rexnord Corp. (a)	315,185	8,450,110
Spartan Motors, Inc.	102,851	692,187
SPX Corp. (a)	129,368	3,793,070
SPX Flow, Inc. (a)	126,768	4,339,269
Standex International Corp.	38,626	3,133,341
Sun Hydraulics Corp.	85,926	3,986,966
Tennant Co.	53,653	3,279,271
Titan International, Inc.	150,560	1,062,954
TriMas Corp. (a)	137,754	4,056,855
Twin Disc, Inc. (a)	25,409	486,074
Wabash National Corp.	170,027	2,567,408
Watts Water Technologies, Inc. Class A	83,754	5,866,968
Woodward, Inc.	161,302	11,878,279
		232,322,381
Marine - 0.1%
Costamare, Inc. (b)	144,812	767,504
Eagle Bulk Shipping, Inc. (a)	147,583	736,439
Genco Shipping & Trading Ltd. (a)	30,022	330,842
Matson, Inc.	127,864	4,485,469
Safe Bulkers, Inc. (a)	153,692	388,841
Scorpio Bulkers, Inc.	174,579	1,110,322
		7,819,417
Professional Services - 1.5%
Acacia Research Corp. (a)	140,709	461,526
Asgn, Inc. (a)	152,887	10,255,660
Barrett Business Services, Inc.	21,243	1,336,610
BG Staffing, Inc.	25,611	661,788
CBIZ, Inc. (a)	155,029	3,438,543
CRA International, Inc.	23,734	1,000,388
Exponent, Inc.	156,216	7,882,659
Forrester Research, Inc.	30,988	1,248,197
Franklin Covey Co. (a)	29,541	659,946
FTI Consulting, Inc. (a)	114,495	7,912,749
GP Strategies Corp. (a)	37,179	543,185
Heidrick & Struggles International, Inc.	56,200	1,939,462
Huron Consulting Group, Inc. (a)	66,468	3,621,841
ICF International, Inc.	54,401	4,006,090
InnerWorkings, Inc. (a)	129,891	933,916
Insperity, Inc.	115,488	12,686,357
Kelly Services, Inc. Class A (non-vtg.)	94,100	2,210,409
Kforce, Inc.	69,340	2,137,059
Korn/Ferry International	173,307	7,823,078
MISTRAS Group, Inc. (a)	52,924	1,053,188
Navigant Consulting, Inc.	134,956	2,915,050
Resources Connection, Inc.	89,810	1,465,699
TriNet Group, Inc. (a)	131,401	6,174,533
TrueBlue, Inc. (a)	121,066	2,824,470
WageWorks, Inc. (a)	119,221	4,746,188
Willdan Group, Inc. (a)	23,653	714,321
		90,652,912
Road & Rail - 0.5%
ArcBest Corp.	77,749	2,886,043
Avis Budget Group, Inc. (a)	201,150	5,656,338
Covenant Transport Group, Inc. Class A (a)	37,260	932,618
Daseke, Inc. (a)	122,649	745,706
Heartland Express, Inc.	140,418	2,733,938
Marten Transport Ltd.	117,663	2,266,189
P.A.M. Transportation Services, Inc. (a)	6,608	387,361
Saia, Inc. (a)	77,079	4,845,186
U.S. Xpress Enterprises, Inc.	63,147	608,106
U.S.A. Truck, Inc. (a)	24,717	486,183
Universal Logistics Holdings, Inc.	25,012	679,576
Werner Enterprises, Inc. (b)	144,178	4,641,090
YRC Worldwide, Inc. (a)	98,970	817,492
		27,685,826
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	169,322	3,289,926
Applied Industrial Technologies, Inc.	115,381	7,583,993
Beacon Roofing Supply, Inc. (a)	204,982	5,721,048
BlueLinx Corp. (a)(b)	27,270	642,209
BMC Stock Holdings, Inc. (a)	202,688	3,392,997
CAI International, Inc. (a)	51,305	1,278,008
DXP Enterprises, Inc. (a)	48,021	1,526,107
EnviroStar, Inc. (b)	11,294	469,266
GATX Corp. (b)	113,444	8,500,359
General Finance Corp. (a)	29,737	386,581
H&E Equipment Services, Inc.	95,721	2,305,919
Herc Holdings, Inc. (a)	72,262	2,316,720
Kaman Corp.	83,002	5,272,287
Lawson Products, Inc. (a)	20,022	661,927
MRC Global, Inc. (a)	252,788	4,001,634
Nexeo Solutions, Inc. (a)(b)	98,722	1,031,645
Now, Inc. (a)(b)	324,420	4,165,553
Rush Enterprises, Inc.:
Class A	92,275	3,265,612
Class B	11,537	416,024
SiteOne Landscape Supply, Inc. (a)(b)	120,557	8,202,698
Systemax, Inc.	36,860	1,190,947
Textainer Group Holdings Ltd. (a)(b)	82,161	963,749
Titan Machinery, Inc. (a)	56,137	799,952
Triton International Ltd.	157,090	5,053,585
Veritiv Corp. (a)	34,645	1,155,064
Willis Lease Finance Corp. (a)	9,027	312,515
		73,906,325

TOTAL INDUSTRIALS		907,705,760

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.6%
ADTRAN, Inc.	144,722	1,945,064
Aerohive Networks, Inc. (a)	100,458	384,754
Applied Optoelectronics, Inc. (a)(b)	56,488	1,108,859
CalAmp Corp. (a)	103,310	2,060,001
Calix Networks, Inc. (a)	135,182	986,829
Carvana Co. Class A (a)(b)	97,385	3,773,669
Ciena Corp. (a)	431,561	13,490,597
Clearfield, Inc. (a)	33,717	405,278
Comtech Telecommunications Corp.	69,352	1,936,308
Dasan Zhone Solutions, Inc. (a)	17,149	222,937
Digi International, Inc. (a)	80,577	934,693
Extreme Networks, Inc. (a)	345,102	1,915,316
Finisar Corp. (a)(b)	354,286	5,913,033
Harmonic, Inc. (a)(b)	253,727	1,398,036
Infinera Corp. (a)(b)	453,723	2,513,625
InterDigital, Inc.	104,329	7,402,143
KVH Industries, Inc. (a)	47,981	592,565
Lumentum Holdings, Inc. (a)(b)	188,937	10,325,407
NETGEAR, Inc. (a)	93,944	5,212,013
NetScout Systems, Inc. (a)	234,535	5,924,354
Oclaro, Inc. (a)	505,835	4,157,964
Plantronics, Inc.	100,187	5,908,027
Quantenna Communications, Inc. (a)	101,841	1,829,064
Sonus Networks, Inc. (a)	157,289	1,069,565
ViaSat, Inc. (a)(b)	166,956	10,645,115
Viavi Solutions, Inc. (a)	686,082	7,910,525
		99,965,741
Electronic Equipment & Components - 2.4%
Anixter International, Inc. (a)	89,041	5,849,103
AVX Corp.	140,413	2,342,089
Badger Meter, Inc.	85,980	4,222,478
Bel Fuse, Inc. Class B (non-vtg.)	29,148	641,256
Belden, Inc.	121,944	6,591,073
Benchmark Electronics, Inc.	140,638	3,070,128
Cardtronics PLC (a)	119,358	3,241,763
Casa Systems, Inc. (a)	81,519	1,173,874
Control4 Corp. (a)	78,333	2,187,057
CTS Corp.	98,518	2,629,445
Daktronics, Inc.	107,974	789,290
Electro Scientific Industries, Inc. (a)(b)	97,231	2,819,699
ePlus, Inc. (a)	40,265	3,417,693
Fabrinet	108,408	4,696,235
FARO Technologies, Inc. (a)	50,630	2,558,840
Fitbit, Inc. (a)(b)	634,159	2,999,572
II-VI, Inc. (a)(b)	186,495	6,943,209
Insight Enterprises, Inc. (a)	106,094	5,483,999
Iteris, Inc. (a)(b)	77,876	336,424
Itron, Inc. (a)	101,936	5,314,943
KEMET Corp.	169,797	3,698,179
Kimball Electronics, Inc. (a)	78,201	1,438,898
Knowles Corp. (a)(b)	262,598	4,248,836
Maxwell Technologies, Inc. (a)(b)	124,473	365,951
Mesa Laboratories, Inc.	10,131	1,850,832
Methode Electronics, Inc. Class A	108,415	3,209,084
MTS Systems Corp.	53,770	2,546,010
Napco Security Technolgies, Inc. (a)	35,771	503,298
Novanta, Inc. (a)	98,965	5,760,753
OSI Systems, Inc. (a)	50,490	3,491,888
Par Technology Corp. (a)	34,094	603,464
Park Electrochemical Corp.	58,253	1,028,748
PC Connection, Inc.	35,352	1,171,565
Plexus Corp. (a)	96,558	5,638,987
Rogers Corp. (a)	55,428	6,820,970
Sanmina Corp. (a)	203,736	5,154,521
ScanSource, Inc. (a)	75,803	2,947,221
SYNNEX Corp.	125,287	9,723,524
Tech Data Corp. (a)	115,215	8,141,092
TTM Technologies, Inc. (a)	282,028	3,299,728
Vishay Intertechnology, Inc.	399,810	7,316,523
Vishay Precision Group, Inc. (a)	31,683	1,028,113
		147,296,355
Internet Software & Services - 0.4%
BlackLine, Inc. (a)	108,106	5,013,956
CarGurus, Inc. Class A	150,748	6,696,226
Cision Ltd. (a)	161,889	2,394,338
GTT Communications, Inc. (a)(b)	127,594	4,580,625
SecureWorks Corp. (a)(b)	27,633	455,668
ShotSpotter, Inc. (a)	21,901	847,131
Veritone, Inc. (a)(b)	23,299	160,763
Yext, Inc. (a)(b)	244,157	4,692,698
		24,841,405
IT Services - 2.0%
Brightcove, Inc. (a)	108,700	871,774
CACI International, Inc. Class A (a)	73,915	13,190,871
Carbonite, Inc. (a)	94,399	3,229,390
Cass Information Systems, Inc.	35,999	2,379,534
CSG Systems International, Inc.	99,779	3,502,243
Endurance International Group Holdings, Inc. (a)	210,915	2,081,731
Everi Holdings, Inc. (a)	199,225	1,434,420
EVERTEC, Inc.	183,234	4,778,743
EVO Payments, Inc. Class A (b)	49,665	1,179,047
Exela Technologies, Inc. (a)(b)	142,867	871,489
ExlService Holdings, Inc. (a)	100,613	6,449,293
Hackett Group, Inc.	72,563	1,485,365
Information Services Group, Inc. (a)	101,298	416,335
Internap Network Services Corp. (a)(b)	59,991	514,123
Limelight Networks, Inc. (a)	328,745	1,324,842
Liveramp Holdings, Inc. (a)	231,604	10,579,671
ManTech International Corp. Class A	79,533	4,555,650
Maximus, Inc.	192,012	12,475,020
MoneyGram International, Inc. (a)	93,211	395,215
NIC, Inc.	193,408	2,574,260
Perficient, Inc. (a)	102,713	2,569,879
Perspecta, Inc.	432,906	10,601,868
PFSweb, Inc. (a)	44,150	313,024
Presidio, Inc.	95,357	1,277,784
PRG-Schultz International, Inc. (a)	63,244	542,634
Science Applications International Corp.	127,638	8,872,117
ServiceSource International, Inc. (a)(b)	231,718	308,185
Sykes Enterprises, Inc. (a)	118,822	3,644,271
Travelport Worldwide Ltd.	378,616	5,664,095
Ttec Holdings, Inc.	42,586	1,061,243
Tucows, Inc. (a)(b)	28,507	1,430,481
Unisys Corp. (a)(b)	151,932	2,797,068
Virtusa Corp. (a)	85,482	4,239,052
		117,610,717
Semiconductors & Semiconductor Equipment - 2.5%
Acacia Communications, Inc. (a)(b)	82,314	2,837,364
Adesto Technologies Corp. (a)(b)	77,877	310,729
Advanced Energy Industries, Inc. (a)	117,842	5,070,741
Alpha & Omega Semiconductor Ltd. (a)	59,420	550,823
Ambarella, Inc. (a)(b)	97,358	3,386,111
Amkor Technology, Inc. (a)	307,352	2,197,567
Aquantia Corp. (a)(b)	64,783	619,325
Axcelis Technologies, Inc. (a)	96,572	1,666,833
AXT, Inc. (a)(b)	113,918	750,720
Brooks Automation, Inc.	209,712	6,507,363
Cabot Microelectronics Corp.	76,771	7,494,385
Ceva, Inc. (a)	66,463	1,637,648
Cirrus Logic, Inc. (a)	184,776	6,918,013
Cohu, Inc.	119,339	2,482,251
Cree, Inc. (a)(b)	303,488	11,781,404
Diodes, Inc. (a)	120,800	3,646,952
Entegris, Inc.	427,848	11,355,086
FormFactor, Inc. (a)	222,511	2,723,535
Ichor Holdings Ltd. (a)(b)	72,384	1,284,816
Impinj, Inc. (a)(b)	49,615	972,454
Inphi Corp. (a)(b)	130,560	4,177,920
Integrated Device Technology, Inc. (a)	390,280	18,269,007
Kopin Corp. (a)(b)	187,066	417,157
Lattice Semiconductor Corp. (a)	354,432	2,130,136
MACOM Technology Solutions Holdings, Inc. (a)(b)	136,293	1,917,643
MaxLinear, Inc. Class A (a)	187,957	3,648,245
Nanometrics, Inc. (a)	68,605	2,199,476
NeoPhotonics Corp. (a)(b)	107,191	857,528
NVE Corp.	14,401	1,219,765
PDF Solutions, Inc. (a)	83,650	669,200
Photronics, Inc. (a)	204,427	1,991,119
Power Integrations, Inc.	86,087	4,848,420
Rambus, Inc. (a)	319,997	2,787,174
Rudolph Technologies, Inc. (a)	94,823	1,971,370
Semtech Corp. (a)	196,157	8,815,296
Silicon Laboratories, Inc. (a)	129,222	10,535,470
SMART Global Holdings, Inc. (a)(b)	30,002	840,356
SunPower Corp. (a)(b)	187,474	1,126,719
Synaptics, Inc. (a)(b)	106,170	3,985,622
Ultra Clean Holdings, Inc. (a)(b)	116,941	1,230,219
Veeco Instruments, Inc. (a)	145,707	1,385,674
Xperi Corp.	146,923	1,909,999
		151,127,635
Software - 4.7%
8x8, Inc. (a)	276,545	4,753,809
A10 Networks, Inc. (a)	148,876	864,970
ACI Worldwide, Inc. (a)	345,877	8,678,054
Agilysys, Inc. (a)	46,508	756,685
Alarm.com Holdings, Inc. (a)(b)	92,611	4,119,337
Altair Engineering, Inc. Class A (a)	90,965	3,469,405
Alteryx, Inc. Class A (a)(b)	87,966	4,661,318
Amber Road, Inc. (a)	70,056	623,498
American Software, Inc. Class A	86,082	990,804
AppFolio, Inc. (a)	45,608	2,604,217
Apptio, Inc. Class A (a)	103,540	2,681,686
Asure Software, Inc. (a)	37,910	422,317
Avalara, Inc. (b)	26,798	898,269
Avaya Holdings Corp. (a)(b)	315,269	5,176,717
Benefitfocus, Inc. (a)(b)	67,430	2,395,788
Blackbaud, Inc.	145,384	10,426,940
Bottomline Technologies, Inc. (a)	121,414	8,091,029
Box, Inc. Class A (a)	372,597	6,706,746
Cardlytics, Inc. (a)(b)	18,104	383,081
ChannelAdvisor Corp. (a)	77,914	902,244
Cloudera, Inc. (a)	310,735	4,275,714
CommVault Systems, Inc. (a)	118,519	6,900,176
Cornerstone OnDemand, Inc. (a)	164,086	8,081,236
Coupa Software, Inc. (a)	160,359	10,396,074
Digimarc Corp. (a)(b)	33,769	848,615
Domo, Inc. Class B	24,357	395,314
Ebix, Inc. (b)	72,292	4,143,055
eGain Communications Corp. (a)	52,958	395,596
Ellie Mae, Inc. (a)(b)	102,969	6,824,785
Envestnet, Inc. (a)	133,393	6,939,104
Everbridge, Inc. (a)	80,761	4,105,082
Five9, Inc. (a)	173,134	6,814,554
Forescout Technologies, Inc. (a)	90,334	2,487,798
Fusion Connect, Inc. (a)(b)	61,686	153,598
Hortonworks, Inc. (a)	212,339	3,792,375
HubSpot, Inc. (a)	109,269	14,822,340
Imperva, Inc. (a)	105,078	5,816,067
Innovate Biopharmaceuticals, Inc. (a)(b)	55,521	233,743
Instructure, Inc. (a)(b)	95,545	3,567,650
j2 Global, Inc.	140,906	10,263,593
LivePerson, Inc. (a)	174,415	3,941,779
Majesco (a)	16,253	119,947
MicroStrategy, Inc. Class A (a)	28,736	3,619,874
MINDBODY, Inc. (a)(b)	130,978	4,170,340
Mitek Systems, Inc. (a)	98,142	899,962
MobileIron, Inc. (a)	218,114	1,054,581
Model N, Inc. (a)	77,689	1,193,303
Monotype Imaging Holdings, Inc.	124,364	2,180,101
New Relic, Inc. (a)	133,653	11,928,530
Onespan, Inc. (a)	94,908	1,392,775
Park City Group, Inc. (a)(b)	40,402	348,669
Paylocity Holding Corp. (a)	87,456	5,753,730
Progress Software Corp.	136,003	4,371,136
PROS Holdings, Inc. (a)(b)	93,560	3,079,995
Q2 Holdings, Inc. (a)	110,602	5,887,344
QAD, Inc. Class A	30,888	1,310,578
Qualys, Inc. (a)	101,783	7,251,021
Rapid7, Inc. (a)	109,949	3,984,552
Rimini Street, Inc. (a)(b)	28,306	202,388
SailPoint Technologies Holding, Inc. (a)	157,729	4,107,263
SendGrid, Inc. (a)	86,975	3,158,932
SPS Commerce, Inc. (a)	50,942	4,742,191
Telaria, Inc. (a)	132,229	387,431
TeleNav, Inc. (a)	92,726	395,013
Tenable Holdings, Inc. (b)	38,183	1,087,452
The Trade Desk, Inc. (a)(b)	98,039	12,112,718
TiVo Corp.	362,842	3,991,262
Upland Software, Inc. (a)	47,384	1,494,491
Varonis Systems, Inc. (a)	84,896	5,184,599
Verint Systems, Inc. (a)	191,922	8,765,078
VirnetX Holding Corp. (a)(b)	165,268	545,384
Workiva, Inc. (a)	85,705	2,921,683
Zix Corp. (a)	156,469	1,054,601
Zscaler, Inc. (a)(b)	41,911	1,520,950
		285,023,036
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	329,412	3,979,297
Avid Technology, Inc. (a)	82,442	436,943
Cray, Inc. (a)	121,644	2,760,102
Diebold Nixdorf, Inc. (b)	232,826	908,021
Eastman Kodak Co. (a)(b)	48,886	119,282
Electronics for Imaging, Inc. (a)	133,807	4,074,423
Immersion Corp. (a)	77,250	773,273
Stratasys Ltd. (a)(b)	152,346	2,903,715
U.S.A. Technologies, Inc. (a)	169,754	984,573
		16,939,629

TOTAL INFORMATION TECHNOLOGY		842,804,518

MATERIALS - 3.9%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	142,526
Advanced Emissions Solutions, Inc. (b)	55,060	545,094
AdvanSix, Inc. (a)	92,359	2,562,039
AgroFresh Solutions, Inc. (a)(b)	95,518	545,408
American Vanguard Corp.	87,217	1,404,194
Balchem Corp.	96,673	9,053,426
Chase Corp.	21,823	2,353,392
Ferro Corp. (a)	253,533	4,294,849
Flotek Industries, Inc. (a)(b)	173,140	313,383
FutureFuel Corp.	79,289	1,300,340
H.B. Fuller Co.	152,725	6,790,154
Hawkins, Inc.	29,127	980,415
Ingevity Corp. (a)	127,763	11,636,654
Innophos Holdings, Inc.	58,606	1,717,156
Innospec, Inc.	72,897	4,878,267
Intrepid Potash, Inc. (a)	285,501	1,127,729
KMG Chemicals, Inc.	44,209	3,316,559
Koppers Holdings, Inc. (a)	61,957	1,657,350
Kraton Performance Polymers, Inc. (a)	93,802	2,583,307
Kronos Worldwide, Inc. (b)	69,385	973,472
LSB Industries, Inc. (a)(b)	64,667	491,469
Marrone Bio Innovations, Inc. (a)	158,129	237,194
Minerals Technologies, Inc.	106,772	5,845,767
OMNOVA Solutions, Inc. (a)	132,376	978,259
PolyOne Corp.	240,450	7,768,940
PQ Group Holdings, Inc. (a)	110,168	1,768,196
Quaker Chemical Corp.	39,436	7,094,536
Rayonier Advanced Materials, Inc.	152,091	1,882,887
Sensient Technologies Corp.	128,127	8,310,317
Stepan Co.	60,933	5,032,456
Trecora Resources (a)	61,590	665,172
Tredegar Corp.	79,279	1,474,589
Trinseo SA	129,149	6,958,548
Tronox Ltd. Class A	281,578	3,224,068
Valhi, Inc.	73,449	152,774
		110,060,886
Construction Materials - 0.1%
Forterra, Inc. (a)	54,693	246,665
Foundation Building Materials, Inc. (a)	44,393	423,065
Summit Materials, Inc.	336,904	4,548,204
U.S. Concrete, Inc. (a)(b)	48,401	1,579,809
United States Lime & Minerals, Inc.	5,921	444,134
		7,241,877
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	78,697	3,722,368
Class B	15,031	771,992
Myers Industries, Inc.	105,864	1,679,003
UFP Technologies, Inc. (a)	19,877	686,154
		6,859,517
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	946,435	3,501,810
Allegheny Technologies, Inc. (a)(b)	378,333	9,795,041
Atkore International Group, Inc. (a)	117,315	2,259,487
Carpenter Technology Corp.	140,618	6,132,351
Century Aluminum Co. (a)	150,315	1,193,501
Cleveland-Cliffs, Inc. (b)	897,439	9,656,444
Coeur d'Alene Mines Corp. (a)	557,841	2,666,480
Commercial Metals Co.	351,398	6,697,646
Compass Minerals International, Inc. (b)	102,785	4,986,100
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	158,249	685,218
Haynes International, Inc.	37,444	1,084,378
Hecla Mining Co.	1,360,013	3,264,031
Kaiser Aluminum Corp.	49,449	4,715,951
Materion Corp.	60,407	3,432,930
Olympic Steel, Inc.	27,664	521,743
Ryerson Holding Corp. (a)	47,649	437,418
Schnitzer Steel Industries, Inc. Class A	78,801	2,119,747
SunCoke Energy, Inc.	195,215	2,186,408
Synalloy Corp.	24,723	457,128
Tahoe Resources, Inc. (a)	933,720	2,212,916
TimkenSteel Corp. (a)(b)	120,411	1,400,380
Universal Stainless & Alloy Products, Inc. (a)	25,155	494,044
Warrior Metropolitan Coal, Inc.	129,955	3,638,740
Worthington Industries, Inc.	126,781	5,309,588
		78,849,481
Paper & Forest Products - 0.6%
Boise Cascade Co.	117,036	3,603,538
Clearwater Paper Corp. (a)	48,715	1,175,980
Kapstone Paper & Packaging Corp.	263,882	9,235,870
Louisiana-Pacific Corp.	433,150	9,429,676
Neenah, Inc.	50,151	4,035,149
P.H. Glatfelter Co.	130,903	2,343,164
Schweitzer-Mauduit International, Inc.	92,449	2,950,972
Verso Corp. (a)	103,813	2,918,183
		35,692,532

TOTAL MATERIALS		238,704,293

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust (SBI)	244,047	6,794,268
Agree Realty Corp.	91,362	5,232,302
Alexander & Baldwin, Inc.	205,555	4,016,545
Alexanders, Inc.	6,400	2,016,064
American Assets Trust, Inc.	117,283	4,498,976
Americold Realty Trust	260,277	6,441,856
Armada Hoffler Properties, Inc.	147,325	2,206,929
Ashford Hospitality Trust, Inc.	256,465	1,320,795
Bluerock Residential Growth (REIT), Inc. (b)	72,441	686,016
Braemar Hotels & Resorts, Inc.	88,706	943,832
BRT Realty Trust	26,518	308,404
CareTrust (REIT), Inc.	242,075	4,275,045
CatchMark Timber Trust, Inc.	148,469	1,313,951
CBL & Associates Properties, Inc. (b)	510,055	1,683,182
Cedar Realty Trust, Inc.	265,236	999,940
Chatham Lodging Trust	136,562	2,662,959
Chesapeake Lodging Trust	179,976	5,289,495
City Office REIT, Inc.	107,451	1,184,110
Clipper Realty, Inc.	44,771	601,722
Community Healthcare Trust, Inc.	52,890	1,571,891
CorEnergy Infrastructure Trust, Inc. (b)	36,143	1,305,847
CorePoint Lodging, Inc.	124,682	2,041,044
Corrections Corp. of America	358,527	8,052,516
Cousins Properties, Inc.	1,264,500	10,507,995
DiamondRock Hospitality Co.	626,214	6,543,936
Easterly Government Properties, Inc.	182,562	3,317,152
EastGroup Properties, Inc.	106,221	10,174,910
Farmland Partners, Inc. (b)	95,526	654,353
First Industrial Realty Trust, Inc.	374,414	11,494,510
Four Corners Property Trust, Inc.	205,452	5,358,188
Franklin Street Properties Corp.	314,781	2,190,876
Front Yard Residential Corp. Class B	148,916	1,380,451
Getty Realty Corp.	99,178	2,660,946
Gladstone Commercial Corp.	85,225	1,618,423
Gladstone Land Corp. (b)	40,018	500,625
Global Medical REIT, Inc.	58,224	533,332
Global Net Lease, Inc.	217,634	4,407,089
Government Properties Income Trust (b)	297,006	2,622,563
Healthcare Realty Trust, Inc.	374,208	10,425,435
Hersha Hospitality Trust	107,758	1,892,230
Independence Realty Trust, Inc.	263,384	2,610,135
Industrial Logistics Properties Trust (b)	60,968	1,316,299
InfraReit, Inc.	133,288	2,801,714
Investors Real Estate Trust	362,414	1,967,908
iStar Financial, Inc. (b)	196,095	2,058,998
Jernigan Capital, Inc.	54,576	1,068,052
Kite Realty Group Trust	249,452	3,951,320
LaSalle Hotel Properties (SBI)	333,353	11,003,983
Lexington Corporate Properties Trust	649,350	5,045,450
LTC Properties, Inc.	118,591	5,072,137
Mack-Cali Realty Corp.	272,304	5,527,771
MedEquities Realty Trust, Inc.	86,077	711,857
Monmouth Real Estate Investment Corp. Class A	233,105	3,487,251
National Health Investors, Inc.	123,451	9,068,710
National Storage Affiliates Trust	170,669	4,544,915
New Senior Investment Group, Inc.	223,550	1,278,706
NexPoint Residential Trust, Inc.	49,931	1,779,541
NorthStar Realty Europe Corp.	134,832	1,809,445
One Liberty Properties, Inc.	45,741	1,186,064
Pebblebrook Hotel Trust (b)	205,708	6,934,417
Pennsylvania Real Estate Investment Trust (SBI) (b)	207,612	1,858,127
Physicians Realty Trust	551,556	9,144,798
Piedmont Office Realty Trust, Inc. Class A	387,911	6,990,156
Potlatch Corp.	186,007	6,742,754
Preferred Apartment Communities, Inc. Class A	120,588	2,031,908
PS Business Parks, Inc.	59,935	7,827,511
QTS Realty Trust, Inc. Class A	153,940	5,898,981
Ramco-Gershenson Properties Trust (SBI)	239,705	3,183,282
Retail Opportunity Investments Corp.	335,872	5,907,988
Rexford Industrial Realty, Inc.	274,039	8,678,815
RLJ Lodging Trust	524,047	10,187,474
Ryman Hospitality Properties, Inc.	134,778	10,457,425
Sabra Health Care REIT, Inc.	536,125	11,607,106
Safety Income and Growth, Inc.	24,432	439,287
Saul Centers, Inc.	35,713	1,705,653
Select Income REIT	266,122	5,032,367
Seritage Growth Properties (b)	98,362	3,739,723
Spirit MTA REIT	130,234	1,394,806
Stag Industrial, Inc.	317,353	8,397,160
Summit Hotel Properties, Inc.	313,522	3,611,773
Sunstone Hotel Investors, Inc.	687,662	9,950,469
Tanger Factory Outlet Centers, Inc. (b)	277,893	6,185,898
Terreno Realty Corp.	173,433	6,491,597
The GEO Group, Inc.	362,670	8,018,634
TIER REIT, Inc.	152,419	3,302,920
UMH Properties, Inc.	100,924	1,446,241
Universal Health Realty Income Trust (SBI)	38,777	2,485,606
Urban Edge Properties	331,036	6,782,928
Urstadt Biddle Properties, Inc. Class A	89,017	1,772,328
Washington Prime Group, Inc. (b)	562,527	3,600,173
Washington REIT (SBI)	239,189	6,666,197
Whitestone REIT Class B	115,707	1,557,416
Xenia Hotels & Resorts, Inc.	340,289	6,992,939
		395,045,816
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	30,083	758,994
American Realty Investments, Inc. (a)(b)	6,069	92,067
Boston Omaha Corp. (a)	15,171	419,933
Colony NorthStar Credit Real Estate, Inc.	252,521	5,388,798
Consolidated-Tomoka Land Co.	11,746	680,328
Cushman & Wakefield PLC	139,310	2,265,181
Forestar Group, Inc. (a)(b)	31,688	570,384
FRP Holdings, Inc. (a)	21,360	1,035,319
Griffin Industrial Realty, Inc.	2,458	86,325
HFF, Inc.	112,911	4,149,479
Kennedy-Wilson Holdings, Inc.	376,913	7,153,809
Marcus & Millichap, Inc. (a)	58,349	2,025,877
Maui Land & Pineapple, Inc. (a)	19,751	222,594
Newmark Group, Inc.	69,415	676,102
RE/MAX Holdings, Inc.	53,594	2,003,880
Redfin Corp. (a)(b)	238,095	3,678,568
Stratus Properties, Inc. (a)	17,590	507,472
Tejon Ranch Co. (a)	63,288	1,202,472
The St. Joe Co. (a)(b)	105,498	1,602,515
Transcontinental Realty Investors, Inc. (a)	4,862	165,746
Trinity Place Holdings, Inc. (a)	50,367	268,960
		34,954,803

TOTAL REAL ESTATE		430,000,619

UTILITIES - 3.4%
Electric Utilities - 1.1%
Allete, Inc.	155,199	11,484,726
El Paso Electric Co.	122,204	6,971,738
IDACORP, Inc.	151,855	14,161,997
MGE Energy, Inc.	105,110	6,567,273
Otter Tail Corp.	119,595	5,390,147
PNM Resources, Inc.	240,297	9,229,808
Portland General Electric Co.	269,002	12,126,610
Spark Energy, Inc. Class A, (b)	33,420	249,313
		66,181,612
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	47,627	3,783,965
New Jersey Resources Corp.	262,854	11,854,715
Northwest Natural Holding Co.	86,099	5,578,354
ONE Gas, Inc.	156,808	12,373,719
RGC Resources, Inc.	21,921	622,118
South Jersey Industries, Inc. (b)	259,064	7,652,751
Southwest Gas Holdings, Inc.	147,867	11,425,683
Spire, Inc.	148,299	10,763,541
		64,054,846
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	334,638	711,752
NRG Yield, Inc.:
Class A	102,319	1,987,035
Class C	211,630	4,150,064
Ormat Technologies, Inc.	120,111	6,146,080
Pattern Energy Group, Inc. (b)	243,114	4,356,603
Terraform Power, Inc.	219,498	2,473,742
		19,825,276
Multi-Utilities - 0.5%
Avista Corp.	196,790	10,118,942
Black Hills Corp. (b)	161,253	9,594,554
NorthWestern Energy Corp.	152,303	8,949,324
Unitil Corp.	43,940	2,087,589
		30,750,409
Water Utilities - 0.4%
American States Water Co.	110,484	6,763,830
AquaVenture Holdings Ltd. (a)	32,912	551,276
Artesian Resources Corp. Class A	24,013	878,636
Cadiz, Inc. (a)(b)	68,152	757,850
California Water Service Group	144,985	6,089,370
Connecticut Water Service, Inc.	36,224	2,503,803
Consolidated Water Co., Inc.	44,425	546,428
Global Water Resources, Inc.	32,745	364,779
Middlesex Water Co.	48,042	2,161,890
Pure Cycle Corp. (a)	51,446	519,090
Select Energy Services, Inc. Class A (a)	136,210	1,302,168
SJW Corp.	51,739	3,142,109
York Water Co.	38,344	1,194,032
		26,775,261

TOTAL UTILITIES		207,587,404

TOTAL COMMON STOCKS
(Cost $5,841,854,583)		6,062,007,938
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.05% 11/29/18 (d)
(Cost $998,417)	1,000,000	998,314
	Shares	Value

Money Market Funds - 17.8%
Fidelity Cash Central Fund, 2.23% (e)	24,146,768	$24,151,597
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	1,058,575,957	1,058,681,815
TOTAL MONEY MARKET FUNDS
(Cost $1,082,815,450)		1,082,833,412
TOTAL INVESTMENT IN SECURITIES - 117.5%
(Cost $6,925,668,450)		7,145,839,664
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(1,066,316,536)
NET ASSETS - 100%		$6,079,523,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	210	Dec. 2018	$15,874,950	$51,810	$51,810

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,665.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$304,077
Fidelity Securities Lending Cash Central Fund	4,957,802
Total	$5,261,879

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$182,569,088	$182,569,088	$--	$--
Consumer Discretionary	760,444,762	760,444,762	--	--
Consumer Staples	174,609,195	174,609,195	--	--
Energy	266,080,956	266,080,956	--	--
Financials	1,090,399,580	1,090,399,580	--	--
Health Care	961,101,763	961,029,580	--	72,183
Industrials	907,705,760	907,705,760	--	--
Information Technology	842,804,518	842,804,518	--	--
Materials	238,704,293	238,561,766	--	142,527
Real Estate	430,000,619	430,000,619	--	--
Utilities	207,587,404	207,587,404	--	--
U.S. Government and Government Agency Obligations	998,314	--	998,314	--
Money Market Funds	1,082,833,412	1,082,833,412	--	--
Total Investments in Securities:	$7,145,839,664	$7,144,626,640	$998,314	$214,710
Derivative Instruments:
Assets
Futures Contracts	$51,810	$51,810	$--	$--
Total Assets	$51,810	$51,810	$--	$--
Total Derivative Instruments:	$51,810	$51,810	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$51,810	$0
Total Equity Risk	51,810	0
Total Value of Derivatives	$51,810	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,027,056,000) — See accompanying schedule: Unaffiliated issuers (cost $5,842,853,000)	$6,063,006,252
Fidelity Central Funds (cost $1,082,815,450)	1,082,833,412
Total Investment in Securities (cost $6,925,668,450)		$7,145,839,664
Cash		79,575
Receivable for fund shares sold		33,043,745
Dividends receivable		2,590,970
Distributions receivable from Fidelity Central Funds		748,402
Receivable for daily variation margin on futures contracts		27,759
Other receivables		26,017
Total assets		7,182,356,132
Liabilities
Payable for investments purchased	$13,855,351
Payable for fund shares redeemed	30,196,983
Accrued management fee	129,678
Collateral on securities loaned	1,058,650,992
Total liabilities		1,102,833,004
Net Assets		$6,079,523,128
Net Assets consist of:
Paid in capital		$5,653,873,025
Total distributable earnings (loss)		425,650,103
Net Assets		$6,079,523,128
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($198,579,134 ÷ 9,892,614 shares)		$20.07
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,191,288,393 ÷ 109,025,398 shares)		$20.10
Institutional Class:
Net Asset Value, offering price and redemption price per share ($347,362,414 ÷ 17,279,089 shares)		$20.10
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,342,293,187 ÷ 166,264,352 shares)		$20.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$32,320,411
Non-Cash dividends		2,572,918
Interest		10,124
Income from Fidelity Central Funds (including $4,957,802 from security lending)		5,261,879
Total income		40,165,332
Expenses
Management fee	$876,665
Transfer agent fees	182,766
Independent trustees' fees and expenses	12,863
Interest	3,685
Commitment fees	6,959
Total expenses before reductions	1,082,938
Expense reductions	(1,544)
Total expenses after reductions		1,081,394
Net investment income (loss)		39,083,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,756,265
Fidelity Central Funds	3,162
Foreign currency transactions	300
Futures contracts	(198,146)
Total net realized gain (loss)		208,561,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(464,520,426)
Fidelity Central Funds	(1,188)
Futures contracts	(266,744)
Total change in net unrealized appreciation (depreciation)		(464,788,358)
Net gain (loss)		(256,226,777)
Net increase (decrease) in net assets resulting from operations		$(217,142,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,083,938	$52,131,405
Net realized gain (loss)	208,561,581	77,293,541
Change in net unrealized appreciation (depreciation)	(464,788,358)	280,484,455
Net increase (decrease) in net assets resulting from operations	(217,142,839)	409,909,401
Distributions to shareholders	(33,301,041)	–
Distributions to shareholders from net investment income	–	(43,702,279)
Distributions to shareholders from net realized gain	–	(96,778,631)
Total distributions	(33,301,041)	(140,480,910)
Share transactions - net increase (decrease)	1,896,659,653	1,047,569,036
Total increase (decrease) in net assets	1,646,215,773	1,316,997,527
Net Assets
Beginning of period	4,433,307,355	3,116,309,828
End of period	$6,079,523,128	$4,433,307,355
Other Information
Undistributed net investment income end of period		$13,989,032

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.00	$15.46	$17.05	$16.06	$13.59
Income from Investment Operations
Net investment income (loss)A	.14	.25	.22	.22	.22	.19
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.21)	1.34	2.56
Total from investment operations	(.27)	2.18	3.93	(.99)	1.56	2.75
Distributions from net investment income	(.04)	(.21)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.12)	(.72)	(.39)	(.60)	(.57)	(.29)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	.01
Net asset value, end of period	$20.07	$20.46	$19.00	$15.46	$17.05	$16.06
Total ReturnD,E	(1.37)%	11.59%	25.66%	(5.87)%	9.82%	20.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.18%	.22%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.08%H	.18%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.08%H	.18%	.19%	.23%	.23%	.23%
Net investment income (loss)	1.28%H	1.25%	1.29%	1.38%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$198,579	$55,178	$41,190	$41,773	$31,449	$21,013
Portfolio turnover rateI	27%H	14%J	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.08	$13.61
Income from Investment Operations
Net investment income (loss)A	.15	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.21)	1.34	2.57
Total from investment operations	(.26)	2.20	3.96	(.97)	1.58	2.78
Distributions from net investment income	(.06)	(.23)	(.22)	(.21)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.74)	(.41)	(.62)	(.59)	(.32)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.08
Total ReturnD,E	(1.32)%	11.71%	25.86%	(5.73)%	9.96%	20.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.06%	.09%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.04%H	.06%	.07%	.09%	.09%	.09%
Expenses net of all reductions	.04%H	.06%	.07%	.09%	.09%	.09%
Net investment income (loss)	1.32%H	1.37%	1.41%	1.52%	1.44%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,191,288	$3,141,581	$2,227,297	$1,101,583	$895,003	$632,741
Portfolio turnover rateI	27%H	14%J	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.077 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.15	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	(.41)	1.93	3.71	(1.20)	1.34	2.58
Total from investment operations	(.26)	2.20	3.96	(.96)	1.58	2.79
Distributions from net investment income	(.06)	(.23)	(.22)	(.22)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.74)	(.41)	(.63)	(.60)C	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnE,F	(1.31)%	11.72%	25.88%	(5.71)%	9.92%	20.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.05%	.07%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.03%I	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.03%I	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.33%I	1.38%	1.42%	1.54%	1.46%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$347,362	$882,980	$677,917	$292,313	$376,321	$263,061
Portfolio turnover rateJ	27%I	14%K	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.077 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.14	.28	.25	.24	.25	.21
Net realized and unrealized gain (loss)	(.40)	1.93	3.72	(1.20)	1.33	2.58
Total from investment operations	(.26)	2.21	3.97	(.96)	1.58	2.79
Distributions from net investment income	(.06)	(.23)	(.23)	(.22)	(.21)	(.14)
Distributions from net realized gain	(.08)	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.13)B	(.75)C	(.42)	(.63)	(.60)	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	.01
Net asset value, end of period	$20.10	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnE,F	(1.31)%	11.73%	25.90%	(5.69)%	9.94%	20.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.04%	.05%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.03%I	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.03%I	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	1.33%I	1.38%	1.44%	1.56%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,342,293	$353,568	$169,906	$116,939	$4,389	$3,654
Portfolio turnover rateJ	27%I	14%K	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.077 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of each Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018 and the surviving class is Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$6,311,817,653	$1,018,535,461	$(507,644,868)	$510,890,593
Fidelity Small Cap Index Fund	6,977,519,030	945,542,334	(777,169,890)	168,372,444

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	1,584,056,796	665,667,917
Fidelity Small Cap Index Fund	2,823,041,259	781,754,871

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2018, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .025% of each Fund's average net assets. Prior to August 1, 2018, the management fee was based on an annual rate of .035% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .03% and .03% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2018, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.025%	.025%	.025%	.025%
Fidelity Small Cap Index Fund	.025%	.025%	.025%	.025%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, each Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$25,749.07
Premium Class	141,892.01
Institutional Class	25,597	–(b)
	$193,238
Fidelity Small Cap Index Fund
Investor Class	$35,094.05
Premium Class	134,139.01
Institutional Class	13,533	–(b)
	$182,766

 (a) Annualized

 (b) Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$104,883,000	2.16%	$18,836
Fidelity Small Cap Index Fund	Borrower	$15,310,750	2.17%	$3,685

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,400,887 shares of Fidelity Mid Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $29,194,489. The Fund had a net realized gain of $14,766,993 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,145,154 shares of Fidelity Small Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $23,567,263. The Fund had a net realized gain of $13,050,414 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$8,244
Fidelity Small Cap Index Fund	6,959

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Mid Cap Index Fund	$8,676	$–
Fidelity Small Cap Index Fund	$284,844	$13,540,230

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Mid Cap Index Fund	$624
Fidelity Small Cap Index Fund	1,544

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Distributions to shareholders
Investor Class	$509,563	$–
Investor Class	27,258,985	–
Institutional Class	14,971,406	–
Institutional Premium Class	3,182,446	–
Total	$45,922,400	$–
From net investment income
Investor Class	$–	$867,595
Premium Class	–	41,833,500
Institutional Class	–	17,876,472
Institutional Premium Class	–	5,727,692
Total	$–	$66,305,259
From net realized gain
Investor Class	$–	$883,805
Premium Class	–	39,067,531
Institutional Class	–	16,937,157
Institutional Premium Class	–	5,464,455
Total	$–	$62,352,948
Fidelity Small Cap Index Fund
Distributions to shareholders
Investor Class	$827,727	$–
Premium Class	21,076,778	–
Institutional Class	6,517,784	–
Institutional Premium Class	4,878,752	–
Total	$33,301,041	$–
From net investment income
Investor Class	$–	$488,345
Premium Class	–	30,303,452
Institutional Class	–	10,899,677
Institutional Premium Class	–	2,010,805
Total	$–	$43,702,279
From net realized gain
Investor Class	$–	$1,212,949
Premium Class	–	67,339,012
Institutional Class	–	23,802,612
Institutional Premium Class	–	4,424,058
Total	$–	$96,778,631

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	1,334,905	3,656,244	$28,895,596	$74,130,616
Reinvestment of distributions	22,477	82,153	487,986	1,679,321
Shares redeemed	(844,157)	(3,676,745)	(18,272,908)	(74,765,809)
Net increase (decrease)	513,225	61,652	$11,110,674	$1,044,128
Premium Class
Shares sold	38,688,575	77,778,279	$841,501,714	$1,589,895,631
Reinvestment of distributions	1,211,112	3,812,463	26,317,465	78,097,362
Shares redeemed	(106,648,009)	(48,561,265)	(2,324,546,422)	(994,294,359)
Net increase (decrease)	(66,748,322)	33,029,477	$(1,456,727,243)	$673,698,634
Institutional Class
Shares sold	33,514,162	62,968,632	$731,234,366	$1,291,323,119
Reinvestment of distributions	661,370	1,594,337	14,378,201	32,820,444
Shares redeemed	(54,910,538)	(13,110,964)(a)	(1,164,708,457)	(272,005,587)(a)
Net increase (decrease)	(20,735,006)	51,452,005	$(419,095,890)	$1,052,137,976
Institutional Premium Class
Shares sold	139,309,520	19,873,876	$3,004,591,038	$394,640,085
Reinvestment of distributions	145,729	542,229	3,168,145	11,191,952
Shares redeemed	(14,094,543)	(11,460,795)	(302,807,594)	(237,935,810)
Net increase (decrease)	125,360,706	8,955,310	$2,704,951,589	$167,896,227
Fidelity Small Cap Index Fund
Investor Class
Shares sold	14,078,064	3,990,677	$312,523,913	$79,354,980
Reinvestment of distributions	35,872	82,763	792,763	1,647,882
Shares redeemed	(6,918,588)	(3,543,791)	(153,254,632)	(70,490,715)
Net increase (decrease)	7,195,348	529,649	$160,062,044	$10,512,147
Premium Class
Shares sold	56,661,520	78,304,861	$1,255,398,914	$1,564,139,117
Reinvestment of distributions	920,492	4,707,517	20,361,287	93,834,009
Shares redeemed	(101,903,611)	(46,716,083)(a)	(2,216,347,775)	(930,528,469)(a)
Net increase (decrease)	(44,321,599)	36,296,295	$(940,587,574)	$727,444,657
Institutional Class
Shares sold	23,582,126	33,629,988	$521,444,897	$667,248,688
Reinvestment of distributions	287,884	1,711,830	6,370,885	34,201,393
Shares redeemed	(49,681,193)	(27,870,798)	(1,042,102,818)	(561,653,429)
Net increase (decrease)	(25,811,183)	7,471,020	$(514,287,036)	$139,796,652
Institutional Premium Class
Shares sold	157,766,145	11,122,045	$3,380,641,653	$225,520,792
Reinvestment of distributions	220,401	323,337	4,877,476	6,434,584
Shares redeemed	(8,977,185)	(3,117,631)	(194,046,910)	(62,139,796)
Net increase (decrease)	149,009,361	8,327,751	$3,191,472,219	$169,815,580

 (a) Amount includes in-kind redemptions (see the Prior Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity Mid Cap Index Fund
Investor Class	.10%
Actual		$1,000.00	$990.70	$.50-C
Hypothetical-D		$1,000.00	$1,024.70	$.51-C
Premium Class	.04%
Actual		$1,000.00	$991.20	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$990.80	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.03%
Actual		$1,000.00	$990.80	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Fidelity Small Cap Index Fund
Investor Class	.08%
Actual		$1,000.00	$986.30	$.40-C
Hypothetical-D		$1,000.00	$1,024.80	$.41-C
Premium Class	.04%
Actual		$1,000.00	$986.80	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$986.90	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.03%
Actual		$1,000.00	$986.90	$.15
Hypothetical-D		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period. The restated annualized expense ratio would have .03% and the expenses paid in the actual and hypothetical examples above would have been $.15 and $.15, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2016 and 2017. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.04%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2018) that further lowered the fund's management fee rate from 0.035% to 0.025%, and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity Small Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.15% to 0.04%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

At its July 2018 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2018) that further lowered the fund's management fee rate from 0.035% to 0.025%, and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for each fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-SCX-SANN-1218
1.929315.107

Fidelity® Large Cap Growth Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	8.4
Microsoft Corp.	6.1
Amazon.com, Inc.	5.1
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.6
UnitedHealth Group, Inc.	2.0
Visa, Inc. Class A	2.0
Home Depot, Inc.	1.6
The Boeing Co.	1.5
34.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	32.7
Consumer Discretionary	14.7
Health Care	13.6
Communication Services	11.9
Industrials	11.7
Consumer Staples	6.0
Financials	4.8
Real Estate	2.2
Materials	1.3
Energy	0.8

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	20,399	$609,522
Entertainment - 2.7%
Activision Blizzard, Inc.	78,062	5,390,181
Electronic Arts, Inc. (a)	31,348	2,852,041
Lions Gate Entertainment Corp.:
Class A	323	6,189
Class B	630	11,208
Live Nation Entertainment, Inc. (a)	14,383	752,231
Netflix, Inc. (a)	43,227	13,045,044
Take-Two Interactive Software, Inc. (a)	6,977	899,126
The Madison Square Garden Co. (a)	175	48,409
The Walt Disney Co.	110,708	12,712,600
		35,717,029
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	30,870	33,666,205
Class C (a)	31,738	34,174,526
Facebook, Inc. Class A (a)	246,797	37,461,317
IAC/InterActiveCorp (a)	7,751	1,523,769
Match Group, Inc. (a)(b)	5,281	273,133
TripAdvisor, Inc. (a)(b)	10,763	561,183
Twitter, Inc. (a)	73,638	2,558,921
Zillow Group, Inc.:
Class A (a)	4,299	173,551
Class C (a)(b)	8,931	359,562
		110,752,167
Media - 0.7%
AMC Networks, Inc. Class A (a)	4,449	260,622
Cable One, Inc.	444	397,709
CBS Corp. Class B	34,324	1,968,481
Charter Communications, Inc. Class A (a)	12,831	4,110,667
Interpublic Group of Companies, Inc.	3,962	91,760
Omnicom Group, Inc.	15,142	1,125,353
Sirius XM Holdings, Inc. (b)	134,037	806,903
		8,761,495
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	20,871	1,430,707

TOTAL COMMUNICATION SERVICES		157,270,920

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Aptiv PLC	23,765	1,825,152
Gentex Corp.	18,907	397,992
Lear Corp.	702	93,296
Visteon Corp. (a)	1,945	153,733
		2,470,173
Automobiles - 0.4%
Tesla, Inc. (a)	14,045	4,737,659
Thor Industries, Inc.	4,355	303,282
		5,040,941
Distributors - 0.1%
LKQ Corp. (a)	5,396	147,149
Pool Corp.	4,065	592,474
		739,623
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,011	575,814
Frontdoor, Inc. (a)	7,146	243,321
Grand Canyon Education, Inc. (a)	4,891	609,908
H&R Block, Inc.	3,790	100,587
Service Corp. International	8,481	351,707
ServiceMaster Global Holdings, Inc. (a)	13,969	598,991
		2,480,328
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	2,518	1,159,111
Choice Hotels International, Inc.	3,517	258,148
Darden Restaurants, Inc.	6,520	694,706
Domino's Pizza, Inc.	4,386	1,178,913
Dunkin' Brands Group, Inc. (b)	8,554	620,678
Extended Stay America, Inc. unit	11,777	191,730
Hilton Grand Vacations, Inc. (a)	9,915	266,416
Hilton Worldwide Holdings, Inc.	28,769	2,047,490
International Game Technology PLC	521	9,665
Las Vegas Sands Corp.	22,742	1,160,524
Marriott International, Inc. Class A	29,958	3,501,791
McDonald's Corp.	15,691	2,775,738
MGM Mirage, Inc.	4,475	119,393
Six Flags Entertainment Corp.	7,408	398,995
Starbucks Corp.	136,174	7,934,859
U.S. Foods Holding Corp. (a)	1,464	42,705
Vail Resorts, Inc.	4,119	1,035,187
Wendy's Co.	19,354	333,663
Wyndham Destinations, Inc.	10,299	369,528
Wyndham Hotels & Resorts, Inc.	10,128	499,209
Wynn Resorts Ltd.	10,708	1,077,225
Yum China Holdings, Inc.	3,074	110,910
Yum! Brands, Inc.	9,673	874,536
		26,661,120
Household Durables - 0.2%
D.R. Horton, Inc.	21,100	758,756
Lennar Corp.:
Class A	15,937	684,972
Class B	1,016	36,342
NVR, Inc. (a)	330	738,880
PulteGroup, Inc.	8,651	212,555
Tempur Sealy International, Inc. (a)(b)	4,831	223,241
Toll Brothers, Inc.	7,378	248,343
		2,903,089
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	42,195	67,428,032
eBay, Inc. (a)	20,914	607,133
Expedia, Inc.	12,465	1,563,485
GrubHub, Inc. (a)	9,399	871,663
The Booking Holdings, Inc. (a)	4,917	9,217,310
Wayfair LLC Class A (a)(b)	5,952	656,446
		80,344,069
Leisure Products - 0.1%
Brunswick Corp.	810	42,112
Hasbro, Inc.	9,512	872,346
Mattel, Inc. (a)(b)	7,571	102,814
Polaris Industries, Inc.	6,135	545,892
		1,563,164
Multiline Retail - 0.3%
Dollar General Corp.	27,990	3,117,526
Dollar Tree, Inc. (a)	4,174	351,868
Nordstrom, Inc.	12,272	807,129
		4,276,523
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,209	352,910
AutoZone, Inc. (a)	2,398	1,758,861
Best Buy Co., Inc.	6,401	449,094
Burlington Stores, Inc. (a)	6,864	1,177,107
CarMax, Inc. (a)	11,233	762,833
Floor & Decor Holdings, Inc. Class A (a)(b)	4,895	125,214
Gap, Inc.	1,350	36,855
Home Depot, Inc.	119,565	21,029,092
L Brands, Inc.	4,627	150,007
Lowe's Companies, Inc.	84,648	8,060,183
Michaels Companies, Inc. (a)(b)	1,675	26,549
O'Reilly Automotive, Inc. (a)	8,224	2,637,848
Ross Stores, Inc.	38,561	3,817,539
Tiffany & Co., Inc.	2,239	249,201
TJX Companies, Inc.	64,972	7,139,123
Tractor Supply Co.	12,580	1,155,976
Ulta Beauty, Inc. (a)	5,959	1,635,865
Urban Outfitters, Inc. (a)	7,638	301,395
Williams-Sonoma, Inc.	1,874	111,278
		50,976,930
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	4,706	451,682
Columbia Sportswear Co.	413	37,286
Garrett Motion, Inc. (a)	4,711	71,466
Hanesbrands, Inc.	36,945	633,976
lululemon athletica, Inc. (a)	10,136	1,426,439
Michael Kors Holdings Ltd. (a)	7,808	432,641
NIKE, Inc. Class B	130,170	9,767,957
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,662	190,333
Tapestry, Inc.	5,820	246,244
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	14,749	326,100
Class C (non-vtg.) (a)(b)	14,666	290,827
VF Corp.	25,779	2,136,564
		16,011,515

TOTAL CONSUMER DISCRETIONARY		193,467,475

CONSUMER STAPLES - 6.0%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	5,050	234,169
Class B (non-vtg.)	29,437	1,364,111
Constellation Brands, Inc. Class A (sub. vtg.)	16,339	3,255,219
Keurig Dr. Pepper, Inc.	18,559	482,534
Monster Beverage Corp. (a)	41,562	2,196,552
PepsiCo, Inc.	130,343	14,647,946
The Coca-Cola Co.	307,940	14,744,167
		36,924,698
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	45,289	10,354,424
Sprouts Farmers Market LLC (a)	12,925	347,553
Sysco Corp.	49,574	3,536,113
Welbilt, Inc. (a)	13,518	253,057
		14,491,147
Food Products - 0.2%
Campbell Soup Co. (b)	12,788	478,399
General Mills, Inc.	3,154	138,145
Kellogg Co.	12,863	842,269
McCormick & Co., Inc. (non-vtg.)	713	102,672
Post Holdings, Inc. (a)	3,935	347,933
The Hershey Co.	13,122	1,406,022
		3,315,440
Household Products - 0.6%
Church & Dwight Co., Inc.	21,572	1,280,730
Clorox Co.	11,623	1,725,434
Colgate-Palmolive Co.	16,489	981,920
Energizer Holdings, Inc.	3,541	208,105
Kimberly-Clark Corp.	31,552	3,290,874
Spectrum Brands Holdings, Inc.	1,868	121,327
		7,608,390
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	22,678	3,116,864
Herbalife Nutrition Ltd. (a)	2,071	110,301
Nu Skin Enterprises, Inc. Class A	1,692	118,812
		3,345,977
Tobacco - 1.0%
Altria Group, Inc.	196,467	12,778,214

TOTAL CONSUMER STAPLES		78,463,866

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	90,970	3,154,840
RPC, Inc.	2,020	30,058
		3,184,898
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	18,058	960,686
Antero Resources Corp. (a)	13,209	209,891
Apache Corp.	2,382	90,111
Cabot Oil & Gas Corp.	33,158	803,418
Cheniere Energy, Inc. (a)	16,521	998,034
Cimarex Energy Co.	1,169	92,900
Concho Resources, Inc. (a)	2,659	369,840
Continental Resources, Inc. (a)	4,375	230,475
Diamondback Energy, Inc.	2,641	296,743
EOG Resources, Inc.	6,835	719,999
Kosmos Energy Ltd. (a)	4,646	30,153
Newfield Exploration Co. (a)	7,566	152,833
ONEOK, Inc.	17,524	1,149,574
Parsley Energy, Inc. Class A (a)	18,902	442,685
Pioneer Natural Resources Co.	9,607	1,414,823
		7,962,165

TOTAL ENERGY		11,147,063

FINANCIALS - 4.8%
Banks - 0.2%
BOK Financial Corp.	682	58,468
Comerica, Inc.	994	81,071
East West Bancorp, Inc.	1,175	61,617
Pinnacle Financial Partners, Inc.	3,261	170,550
Signature Bank	3,530	387,947
SVB Financial Group (a)	4,185	992,808
Synovus Financial Corp.	1,121	42,105
Texas Capital Bancshares, Inc. (a)	3,242	211,476
Western Alliance Bancorp. (a)	6,118	295,132
		2,301,174
Capital Markets - 2.2%
Ameriprise Financial, Inc.	2,389	303,976
Cboe Global Markets, Inc.	10,699	1,207,382
Charles Schwab Corp.	124,395	5,752,025
CME Group, Inc.	3,156	578,305
E*TRADE Financial Corp.	6,138	303,340
Eaton Vance Corp. (non-vtg.)	11,958	538,708
Evercore, Inc. Class A	4,124	336,890
FactSet Research Systems, Inc.	3,901	872,888
Interactive Brokers Group, Inc.	7,001	345,919
IntercontinentalExchange, Inc.	30,741	2,368,287
Lazard Ltd. Class A	10,998	437,061
LPL Financial	8,968	552,429
MarketAxess Holdings, Inc.	3,775	791,504
Moody's Corp.	17,348	2,523,787
Morningstar, Inc.	1,857	231,754
MSCI, Inc.	9,059	1,362,292
Northern Trust Corp.	6,115	575,238
Raymond James Financial, Inc.	4,089	313,585
S&P Global, Inc.	26,148	4,767,303
SEI Investments Co.	13,639	729,005
State Street Corp.	2,429	166,994
T. Rowe Price Group, Inc.	22,867	2,217,870
TD Ameritrade Holding Corp.	29,349	1,517,930
Virtu Financial, Inc. Class A	4,419	104,819
		28,899,291
Consumer Finance - 0.6%
American Express Co.	50,119	5,148,725
Capital One Financial Corp.	3,744	334,339
Credit Acceptance Corp. (a)(b)	1,084	460,071
Discover Financial Services	16,084	1,120,572
OneMain Holdings, Inc. (a)	597	17,026
Santander Consumer U.S.A. Holdings, Inc.	1,466	27,488
Synchrony Financial	27,007	779,962
		7,888,183
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	25,324	5,198,511
Linde PLC	35,245	5,831,990
Voya Financial, Inc.	1,077	47,130
		11,077,631
Insurance - 1.0%
Alleghany Corp.	168	100,914
American International Group, Inc.	13,196	544,863
Aon PLC	25,404	3,967,597
Arch Capital Group Ltd. (a)	6,545	185,682
Axis Capital Holdings Ltd.	883	49,263
Brown & Brown, Inc.	1,199	33,788
Erie Indemnity Co. Class A	1,919	248,875
Everest Re Group Ltd.	1,670	363,826
Markel Corp. (a)	121	132,282
Marsh & McLennan Companies, Inc.	24,472	2,074,002
Progressive Corp.	60,338	4,205,559
RenaissanceRe Holdings Ltd.	355	43,367
The Travelers Companies, Inc.	5,520	690,718
		12,640,736

TOTAL FINANCIALS		62,807,015

HEALTH CARE - 13.6%
Biotechnology - 4.7%
AbbVie, Inc.	157,227	12,240,122
Agios Pharmaceuticals, Inc. (a)(b)	4,843	305,400
Alexion Pharmaceuticals, Inc. (a)	18,495	2,072,735
Alkermes PLC (a)	16,054	655,485
Alnylam Pharmaceuticals, Inc. (a)	8,152	655,665
Amgen, Inc.	63,199	12,184,135
Biogen, Inc. (a)	19,779	6,018,156
BioMarin Pharmaceutical, Inc. (a)	18,372	1,693,347
bluebird bio, Inc. (a)	3,852	441,824
Celgene Corp. (a)	72,715	5,206,394
Exact Sciences Corp. (a)	12,456	884,999
Exelixis, Inc. (a)	30,410	421,787
Gilead Sciences, Inc.	99,988	6,817,182
Incyte Corp. (a)	18,270	1,184,261
Ionis Pharmaceuticals, Inc. (a)(b)	12,869	637,659
Neurocrine Biosciences, Inc. (a)	9,190	984,709
Regeneron Pharmaceuticals, Inc. (a)	8,295	2,813,996
Sage Therapeutics, Inc. (a)	4,678	601,965
Sarepta Therapeutics, Inc. (a)(b)	6,491	868,236
Seattle Genetics, Inc. (a)	11,163	626,579
TESARO, Inc. (a)(b)	4,063	117,339
Vertex Pharmaceuticals, Inc. (a)	26,419	4,476,964
		61,908,939
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	4,440	1,514,928
Align Technology, Inc. (a)	8,248	1,824,458
Baxter International, Inc.	5,818	363,683
Becton, Dickinson & Co.	2,435	561,268
Boston Scientific Corp. (a)	110,312	3,986,676
Cantel Medical Corp.	3,775	298,791
DexCom, Inc. (a)	9,084	1,206,083
Edwards Lifesciences Corp. (a)	21,848	3,224,765
Hill-Rom Holdings, Inc.	4,394	369,448
ICU Medical, Inc. (a)	1,599	407,313
IDEXX Laboratories, Inc. (a)	8,937	1,895,716
Insulet Corp.(a)	6,030	531,906
Integra LifeSciences Holdings Corp. (a)	5,760	308,563
Intuitive Surgical, Inc. (a)	11,635	6,063,929
Masimo Corp. (a)	4,674	540,314
Penumbra, Inc. (a)	3,194	434,384
ResMed, Inc.	14,472	1,532,874
Stryker Corp.	35,378	5,739,019
Teleflex, Inc.	899	216,425
The Cooper Companies, Inc.	798	206,131
Varian Medical Systems, Inc. (a)	9,402	1,122,317
West Pharmaceutical Services, Inc.	1,777	188,220
		32,537,211
Health Care Providers & Services - 3.5%
Aetna, Inc.	12,050	2,390,720
AmerisourceBergen Corp.	16,397	1,442,936
Centene Corp. (a)	18,657	2,431,380
Chemed Corp.	1,620	493,015
Cigna Corp.	9,785	2,092,131
DaVita HealthCare Partners, Inc. (a)	6,983	470,235
Express Scripts Holding Co. (a)	4,681	453,917
HCA Holdings, Inc.	20,550	2,744,042
HealthSouth Corp.	10,199	686,393
Henry Schein, Inc. (a)	2,290	190,070
Humana, Inc.	13,587	4,353,411
Laboratory Corp. of America Holdings (a)	613	98,417
McKesson Corp.	2,608	325,374
Molina Healthcare, Inc. (a)	5,408	685,572
Premier, Inc. (a)	1,758	79,110
UnitedHealth Group, Inc.	99,134	25,908,671
Wellcare Health Plans, Inc. (a)	4,831	1,333,308
		46,178,702
Health Care Technology - 0.2%
athenahealth, Inc. (a)	4,130	526,740
Cerner Corp. (a)	14,775	846,312
Veeva Systems, Inc. Class A (a)	12,497	1,141,601
		2,514,653
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	3,863	647,902
Bruker Corp.	4,103	128,547
Charles River Laboratories International, Inc. (a)	3,478	423,690
Illumina, Inc. (a)	15,268	4,750,638
Mettler-Toledo International, Inc. (a)	2,590	1,416,264
PRA Health Sciences, Inc. (a)	5,895	571,049
Thermo Fisher Scientific, Inc.	2,408	562,629
Waters Corp. (a)	7,392	1,402,188
		9,902,907
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	90,587	4,578,267
Catalent, Inc. (a)	3,522	142,077
Eli Lilly & Co.	60,860	6,599,658
Jazz Pharmaceuticals PLC (a)	5,626	893,521
Johnson & Johnson	50,092	7,012,379
Merck & Co., Inc.	18,351	1,350,817
Nektar Therapeutics (a)	16,272	629,401
Zoetis, Inc. Class A	50,410	4,544,462
		25,750,582

TOTAL HEALTH CARE		178,792,994

INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	10,300	602,138
Curtiss-Wright Corp.	359	39,296
General Dynamics Corp.	12,147	2,096,329
Harris Corp.	12,271	1,824,820
HEICO Corp.	4,072	341,356
HEICO Corp. Class A	7,774	518,215
Hexcel Corp.	1,937	113,353
Huntington Ingalls Industries, Inc.	3,766	822,796
Lockheed Martin Corp.	23,505	6,906,944
Northrop Grumman Corp.	16,776	4,394,473
Raytheon Co.	29,793	5,214,967
Rockwell Collins, Inc.	2,285	292,526
Spirit AeroSystems Holdings, Inc. Class A	10,955	920,330
Textron, Inc.	4,300	230,609
The Boeing Co.	56,221	19,950,584
TransDigm Group, Inc. (a)	5,006	1,653,232
		45,921,968
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	14,381	1,280,340
Expeditors International of Washington, Inc.	17,958	1,206,418
FedEx Corp.	25,632	5,647,755
United Parcel Service, Inc. Class B	71,650	7,633,591
XPO Logistics, Inc. (a)	13,030	1,164,621
		16,932,725
Airlines - 0.2%
Delta Air Lines, Inc.	16,382	896,587
Southwest Airlines Co.	38,893	1,909,646
		2,806,233
Building Products - 0.3%
A.O. Smith Corp.	14,859	676,530
Allegion PLC	8,100	694,413
Armstrong World Industries, Inc. (a)	4,719	291,398
Fortune Brands Home & Security, Inc.	6,041	270,818
Lennox International, Inc.	3,500	738,115
Masco Corp.	22,097	662,910
Resideo Technologies, Inc. (a)	8,028	168,989
		3,503,173
Commercial Services & Supplies - 0.6%
Cintas Corp.	9,090	1,653,198
Copart, Inc. (a)	20,866	1,020,556
KAR Auction Services, Inc.	12,842	731,223
Republic Services, Inc.	1,419	103,133
Rollins, Inc.	9,965	589,928
Waste Management, Inc.	38,061	3,405,318
		7,503,356
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	4,491	140,119
Electrical Equipment - 0.6%
AMETEK, Inc.	4,573	306,757
Emerson Electric Co.	46,392	3,149,089
Fortive Corp.	28,046	2,082,416
Hubbell, Inc. Class B	3,829	389,409
Rockwell Automation, Inc.	12,677	2,088,282
Sensata Technologies, Inc. PLC (a)	9,353	438,656
		8,454,609
Industrial Conglomerates - 1.3%
3M Co.	49,363	9,391,804
Honeywell International, Inc.	48,008	6,952,519
Roper Technologies, Inc.	1,940	548,826
		16,893,149
Machinery - 1.9%
Allison Transmission Holdings, Inc.	11,810	520,585
Caterpillar, Inc.	55,279	6,706,448
Cummins, Inc.	5,750	785,968
Deere& Co.	33,511	4,538,730
Donaldson Co., Inc.	12,647	648,538
Gardner Denver Holdings, Inc. (a)	3,492	94,494
Graco, Inc.	17,098	694,692
IDEX Corp.	7,356	932,888
Illinois Tool Works, Inc.	34,790	4,438,160
Ingersoll-Rand PLC	13,789	1,322,917
Lincoln Electric Holdings, Inc.	6,613	535,058
Middleby Corp. (a)(b)	3,289	369,355
Nordson Corp.	5,650	693,086
Parker Hannifin Corp.	2,484	376,649
Toro Co.	10,766	606,449
WABCO Holdings, Inc. (a)	5,522	593,339
Wabtec Corp.	3,202	262,628
Xylem, Inc.	10,457	685,770
		24,805,754
Professional Services - 0.4%
CoStar Group, Inc. (a)	3,688	1,332,917
Dun & Bradstreet Corp.	1,668	237,323
Equifax, Inc.	3,363	341,143
Robert Half International, Inc.	12,543	759,228
TransUnion Holding Co., Inc.	18,975	1,247,606
Verisk Analytics, Inc. (a)	16,601	1,989,464
		5,907,681
Road & Rail - 1.2%
CSX Corp.	39,891	2,746,894
Genesee & Wyoming, Inc. Class A (a)	1,266	100,305
J.B. Hunt Transport Services, Inc.	8,957	990,734
Landstar System, Inc.	4,236	423,981
Old Dominion Freight Lines, Inc.	6,808	887,899
Schneider National, Inc. Class B	765	16,731
Union Pacific Corp.	70,537	10,313,920
		15,480,464
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	800	30,480
Fastenal Co.	29,916	1,537,982
HD Supply Holdings, Inc. (a)	5,875	220,724
MSC Industrial Direct Co., Inc. Class A	2,016	163,417
United Rentals, Inc. (a)	8,623	1,035,364
Univar, Inc. (a)	1,753	43,159
W.W. Grainger, Inc.	4,688	1,331,251
Watsco, Inc.	2,681	397,271
		4,759,648

TOTAL INDUSTRIALS		153,108,879

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	5,921	1,363,902
F5 Networks, Inc. (a)	6,291	1,102,686
Motorola Solutions, Inc.	1,890	231,638
Palo Alto Networks, Inc. (a)	9,329	1,707,580
Ubiquiti Networks, Inc. (b)	1,956	182,084
		4,587,890
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	30,713	2,748,814
CDW Corp.	15,207	1,368,782
Cognex Corp.	17,249	738,947
Coherent, Inc. (a)	1,766	217,465
Dell Technologies, Inc. (a)	1,524	137,754
FLIR Systems, Inc.	1,254	58,073
IPG Photonics Corp. (a)	3,763	502,549
Littelfuse, Inc.	2,084	377,537
National Instruments Corp.	9,306	455,715
Zebra Technologies Corp. Class A (a)	5,496	913,985
		7,519,621
IT Services - 8.6%
Accenture PLC Class A	66,700	10,513,254
Akamai Technologies, Inc. (a)	16,006	1,156,434
Alliance Data Systems Corp.	4,970	1,024,715
Automatic Data Processing, Inc.	45,671	6,580,278
Booz Allen Hamilton Holding Corp. Class A	13,664	676,915
Broadridge Financial Solutions, Inc.	12,047	1,408,776
Cognizant Technology Solutions Corp. Class A	54,808	3,783,396
CoreLogic, Inc. (a)	5,323	216,220
EPAM Systems, Inc. (a)	5,197	620,886
Euronet Worldwide, Inc. (a)	2,559	284,510
Fidelity National Information Services, Inc.	2,862	297,934
First Data Corp. Class A (a)	56,612	1,060,909
Fiserv, Inc. (a)	42,128	3,340,750
FleetCor Technologies, Inc. (a)	9,136	1,827,474
Gartner, Inc. (a)	9,125	1,346,120
Genpact Ltd.	5,265	144,314
Global Payments, Inc.	16,546	1,890,050
GoDaddy, Inc. (a)	16,671	1,219,817
IBM Corp.	68,523	7,909,610
Jack Henry & Associates, Inc.	7,907	1,184,706
MasterCard, Inc. Class A	95,304	18,838,742
Okta, Inc. (a)	8,842	516,019
Paychex, Inc.	33,400	2,187,366
PayPal Holdings, Inc. (a)	123,214	10,373,387
Sabre Corp.	21,251	523,837
Square, Inc. (a)	29,760	2,185,872
Switch, Inc. Class A	3,542	31,418
Teradata Corp. (a)	8,857	322,395
The Western Union Co.	12,630	227,845
Total System Services, Inc.	18,745	1,708,607
Twilio, Inc. Class A (a)	7,387	555,650
VeriSign, Inc. (a)	10,959	1,562,096
Visa, Inc. Class A	185,481	25,568,556
WEX, Inc. (a)	4,306	757,684
Worldpay, Inc. (a)	2,811	258,162
		112,104,704
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	94,498	1,720,809
Analog Devices, Inc.	6,023	504,185
Applied Materials, Inc.	104,941	3,450,460
Broadcom, Inc.	26,795	5,988,415
Cypress Semiconductor Corp.	25,303	327,421
KLA-Tencor Corp.	16,123	1,475,899
Lam Research Corp.	16,405	2,325,081
Marvell Technology Group Ltd.	15,597	255,947
Maxim Integrated Products, Inc.	28,787	1,439,926
Microchip Technology, Inc. (b)	23,770	1,563,591
Micron Technology, Inc. (a)	94,362	3,559,335
MKS Instruments, Inc.	5,540	408,243
Monolithic Power Systems, Inc.	4,203	496,458
NVIDIA Corp.	60,390	12,732,024
NXP Semiconductors NV	1,842	138,132
ON Semiconductor Corp. (a)	43,543	740,231
Skyworks Solutions, Inc.	13,072	1,134,127
Teradyne, Inc.	2,973	102,420
Texas Instruments, Inc.	101,659	9,437,005
Universal Display Corp.	4,393	540,383
Versum Materials, Inc.	11,107	350,537
Xilinx, Inc.	26,370	2,251,207
		50,941,836
Software - 10.7%
2U, Inc. (a)(b)	5,691	358,021
Adobe, Inc. (a)	50,980	12,528,845
ANSYS, Inc. (a)	8,578	1,282,840
Aspen Technology, Inc. (a)	7,053	598,729
Atlassian Corp. PLC (a)	9,567	726,231
Autodesk, Inc. (a)	19,191	2,480,437
Black Knight, Inc. (a)	14,838	723,649
Cadence Design Systems, Inc. (a)	28,835	1,285,176
CDK Global, Inc.	13,406	767,359
Ceridian HCM Holding, Inc.(b)	2,408	91,432
Citrix Systems, Inc.	13,962	1,430,686
DocuSign, Inc. (b)	3,358	140,835
Fair Isaac Corp. (a)	2,970	572,349
FireEye, Inc. (a)	13,104	242,293
Fortinet, Inc. (a)	14,459	1,188,241
Guidewire Software, Inc. (a)	8,349	742,811
Intuit, Inc.	25,266	5,331,126
LogMeIn, Inc.	3,502	301,592
Manhattan Associates, Inc. (a)	6,806	324,918
Microsoft Corp.	744,978	79,571,100
Nutanix, Inc. Class A (a)	11,017	457,316
Oracle Corp.	28,302	1,382,270
Parametric Technology Corp. (a)	12,031	991,475
Paycom Software, Inc. (a)(b)	5,181	648,661
Pegasystems, Inc.	3,883	207,818
Pluralsight, Inc.	1,954	43,789
Proofpoint, Inc. (a)	5,188	471,849
RealPage, Inc. (a)	7,410	392,730
Red Hat, Inc. (a)	18,317	3,143,930
RingCentral, Inc. (a)	6,957	540,768
Salesforce.com, Inc. (a)	73,130	10,036,361
ServiceNow, Inc. (a)	18,231	3,300,540
Splunk, Inc. (a)	14,955	1,493,107
SS&C Technologies Holdings, Inc.	19,788	1,012,354
Synopsys, Inc. (a)	1,458	130,535
Tableau Software, Inc. (a)	7,288	777,484
Tyler Technologies, Inc. (a)	3,896	824,627
Ultimate Software Group, Inc. (a)	3,140	837,218
VMware, Inc. Class A (a)	7,216	1,020,270
Workday, Inc. Class A (a)	15,119	2,011,129
Zendesk, Inc. (a)	10,880	598,074
		141,010,975
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	501,715	109,805,334
NCR Corp. (a)	10,212	274,192
NetApp, Inc.	27,263	2,139,873
Pure Storage, Inc. Class A (a)	17,108	345,239
		112,564,638

TOTAL INFORMATION TECHNOLOGY		428,729,664

MATERIALS - 1.3%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	8,630	212,988
Celanese Corp. Class A	8,870	859,858
Ecolab, Inc.	11,965	1,832,440
FMC Corp.	5,653	441,386
International Flavors & Fragrances, Inc.	4,888	707,098
LyondellBasell Industries NV Class A	15,877	1,417,340
NewMarket Corp.	754	291,014
Platform Specialty Products Corp. (a)	11,010	119,128
PPG Industries, Inc.	1,633	171,612
RPM International, Inc.	2,814	172,132
Sherwin-Williams Co.	8,628	3,394,859
The Chemours Co. LLC	18,325	604,908
The Scotts Miracle-Gro Co. Class A	2,073	138,352
W.R. Grace & Co.	5,044	326,801
Westlake Chemical Corp.	3,423	244,060
		10,933,976
Construction Materials - 0.2%
Eagle Materials, Inc.	4,301	317,586
Martin Marietta Materials, Inc.	5,954	1,019,801
Vulcan Materials Co.	12,744	1,288,928
		2,626,315
Containers & Packaging - 0.2%
Avery Dennison Corp.	9,071	822,921
Berry Global Group, Inc. (a)	6,802	296,703
Crown Holdings, Inc. (a)	13,306	562,711
Graphic Packaging Holding Co.	5,423	59,707
International Paper Co.	4,770	216,367
Packaging Corp. of America	9,664	887,252
Sealed Air Corp.	9,093	294,249
Silgan Holdings, Inc.	2,709	65,097
		3,205,007
Metals & Mining - 0.1%
Royal Gold, Inc.	2,822	216,250
Southern Copper Corp.	8,414	322,593
Steel Dynamics, Inc.	3,657	144,817
		683,660

TOTAL MATERIALS		17,448,958

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	803	98,151
American Tower Corp.	45,470	7,084,681
Colony NorthStar, Inc.	2,361	13,859
CoreSite Realty Corp.	3,740	351,036
Crown Castle International Corp.	32,486	3,532,528
Equinix, Inc.	8,245	3,122,711
Equity Lifestyle Properties, Inc.	8,846	837,628
Extra Space Storage, Inc.	10,856	977,691
Gaming & Leisure Properties	7,479	251,968
Hudson Pacific Properties, Inc.	1,524	46,177
Lamar Advertising Co. Class A	7,811	572,703
Life Storage, Inc.	287	27,024
Omega Healthcare Investors, Inc.	1,764	58,829
Public Storage	15,438	3,172,046
SBA Communications Corp. Class A (a)	11,845	1,920,904
Simon Property Group, Inc.	29,302	5,377,503
Taubman Centers, Inc.	6,085	334,736
		27,780,175
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	15,759	634,930
Howard Hughes Corp. (a)	1,656	184,677
		819,607

TOTAL REAL ESTATE		28,599,782

TOTAL COMMON STOCKS
(Cost $1,148,655,794)		1,309,836,616

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	1,202,070	1,202,310
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	10,239,215	10,240,239
TOTAL MONEY MARKET FUNDS
(Cost $11,442,549)		11,442,549
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,160,098,343)		1,321,279,165
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(8,389,556)
NET ASSETS - 100%		$1,312,889,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	21	Dec. 2018	$2,929,710	$54,666	$54,666

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $245,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,000
Fidelity Securities Lending Cash Central Fund	33,671
Total	$99,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$157,270,920	$157,270,920	$--	$--
Consumer Discretionary	193,467,475	193,467,475	--	--
Consumer Staples	78,463,866	78,463,866	--	--
Energy	11,147,063	11,147,063	--	--
Financials	62,807,015	62,807,015	--	--
Health Care	178,792,994	178,792,994	--	--
Industrials	153,108,879	153,108,879	--	--
Information Technology	428,729,664	428,729,664	--	--
Materials	17,448,958	17,448,958	--	--
Real Estate	28,599,782	28,599,782	--	--
Money Market Funds	11,442,549	11,442,549	--	--
Total Investments in Securities:	$1,321,279,165	$1,321,279,165	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$54,666	$54,666	$--	$--
Total Assets	$54,666	$54,666	$--	$--
Total Derivative Instruments:	$54,666	$54,666	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$54,666	$0
Total Equity Risk	54,666	0
Total Value of Derivatives	$54,666	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,171,562) — See accompanying schedule: Unaffiliated issuers (cost $1,148,655,794)	$1,309,836,616
Fidelity Central Funds (cost $11,442,549)	11,442,549
Total Investment in Securities (cost $1,160,098,343)		$1,321,279,165
Segregated cash with brokers for derivative instruments		245,000
Receivable for fund shares sold		3,009,313
Dividends receivable		664,559
Distributions receivable from Fidelity Central Funds		16,426
Receivable for daily variation margin on futures contracts		92,117
Total assets		1,325,306,580
Liabilities
Payable for fund shares redeemed	$2,137,195
Accrued management fee	39,269
Collateral on securities loaned	10,240,507
Total liabilities		12,416,971
Net Assets		$1,312,889,609
Net Assets consist of:
Paid in capital		$1,145,368,461
Total distributable earnings (loss)		167,521,148
Net Assets		$1,312,889,609
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($22,521,139 ÷ 1,585,138 shares)		$14.21
Premium Class:
Net Asset Value, offering price and redemption price per share ($576,928,605 ÷ 40,598,567 shares)		$14.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($226,311,883 ÷ 15,925,501 shares)		$14.21
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($487,127,982 ÷ 34,278,488 shares)		$14.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$7,948,635
Interest		13,125
Income from Fidelity Central Funds		99,671
Total income		8,061,431
Expenses
Management fee	$217,740
Transfer agent fees	33,331
Independent trustees' fees and expenses	2,681
Commitment fees	1,459
Total expenses before reductions	255,211
Expense reductions	(243)
Total expenses after reductions		254,968
Net investment income (loss)		7,806,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,947,117
Fidelity Central Funds	(3,872)
Futures contracts	(326,823)
Total net realized gain (loss)		1,616,422
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,253,830
Fidelity Central Funds	93
Futures contracts	6,436
Total change in net unrealized appreciation (depreciation)		27,260,359
Net gain (loss)		28,876,781
Net increase (decrease) in net assets resulting from operations		$36,683,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,806,463	$9,243,406
Net realized gain (loss)	1,616,422	454,429
Change in net unrealized appreciation (depreciation)	27,260,359	101,122,864
Net increase (decrease) in net assets resulting from operations	36,683,244	110,820,699
Distributions to shareholders	(4,721,722)	–
Distributions to shareholders from net investment income	–	(7,295,509)
Distributions to shareholders from net realized gain	–	(1,614,014)
Total distributions	(4,721,722)	(8,909,523)
Share transactions - net increase (decrease)	324,446,574	425,231,434
Total increase (decrease) in net assets	356,408,096	527,142,610
Net Assets
Beginning of period	956,481,513	429,338,903
End of period	$1,312,889,609	$956,481,513
Other Information
Undistributed net investment income end of period		$3,057,101

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.15	.12
Net realized and unrealized gain (loss)	.55	2.01	1.50
Total from investment operations	.64	2.16	1.62
Distributions from net investment income	(.03)	(.11)	(.02)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.05)	(.14)	(.02)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.70%	18.72%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.18%	.21%G
Expenses net of fee waivers, if any	.10%G	.18%	.21%G
Expenses net of all reductions	.10%G	.18%	.21%G
Net investment income (loss)	1.20%G	1.19%	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,521	$19,338	$7,637
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.14
Net realized and unrealized gain (loss)	.56	2.01	1.49
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.75%	18.87%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%G
Expenses net of fee waivers, if any	.04%G	.05%	.07%G
Expenses net of all reductions	.04%G	.05%	.07%G
Net investment income (loss)	1.25%G	1.31%	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$576,929	$607,023	$282,078
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.14
Net realized and unrealized gain (loss)	.56	2.01	1.49
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.76%	18.88%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.06%G
Expenses net of fee waivers, if any	.04%G	.04%	.06%G
Expenses net of all reductions	.04%G	.04%	.06%G
Net investment income (loss)	1.26%G	1.32%	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$226,312	$188,896	$138,867
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.13
Net realized and unrealized gain (loss)	.56	2.00	1.50
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.76%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.05%G
Net investment income (loss)	1.26%G	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$487,128	$141,224	$758
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Large Cap Growth Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,492,528
Gross unrealized depreciation	(54,049,816)
Net unrealized appreciation (depreciation)	$157,442,712
Tax cost	$1,163,891,119

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $485,280,964 and $150,112,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$6,068.06
Premium Class	24,561.01
Institutional Class	2,702	–(b)
	$33,331

 (a) Annualized

 (b) Less than .005%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33,671. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $243.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$61,037	$–
Premium Class	2,682,926	–
Institutional Class	831,828	–
Institutional Premium Class	1,145,931	–
Total	$4,721,722	$–
From net investment income
Investor Class	$–	$98,074
Premium Class	–	4,262,193
Institutional Class	–	2,792,760
Institutional Premium Class	–	142,482
Total	$–	$7,295,509
From net realized gain
Investor Class	$–	$25,124
Premium Class	–	952,216
Institutional Class	–	608,838
Institutional Premium Class	–	27,836
Total	$–	$1,614,014

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Investor Class
Shares sold	937,277	2,296,238	$13,924,468	$30,542,088
Reinvestment of distributions	3,859	9,232	56,343	120,429
Shares redeemed	(776,229)	(1,543,744)	(11,315,619)	(20,381,301)
Net increase (decrease)	164,907	761,726	$2,665,192	$10,281,216
Premium Class
Shares sold	11,134,739	29,946,247	$164,557,836	$392,194,600
Reinvestment of distributions	167,590	377,217	2,446,815	4,917,551
Shares redeemed	(15,265,860)	(10,073,915)	(225,059,789)	(131,749,910)
Net increase (decrease)	(3,963,531)	20,249,549	$(58,055,138)	$265,362,241
Institutional Class
Shares sold	8,350,618	17,311,551	$122,909,603	$217,992,451
Reinvestment of distributions	37,653	166,359	549,727	2,176,037
Shares redeemed	(6,329,450)	(15,580,029)	(93,632,785)	(212,087,640)
Net increase (decrease)	2,058,821	1,897,881	$29,826,545	$8,080,848
Institutional Premium Class
Shares sold	25,713,158	12,640,802	$376,364,114	$174,752,948
Reinvestment of distributions	69,566	11,524	1,015,671	154,269
Shares redeemed	(1,871,076)	(2,350,788)	(27,369,810)	(33,400,088)
Net increase (decrease)	23,911,648	10,301,538	$350,009,975	$141,507,129

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.10%
Actual		$1,000.00	$1,047.00	$.52-C
Hypothetical-D		$1,000.00	$1,024.70	$.51-C
Premium Class	.04%
Actual		$1,000.00	$1,047.50	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.04%
Actual		$1,000.00	$1,047.60	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,047.60	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .04% and the expenses paid in the actual and hypothetical examples above would have been $.21 and $.20, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Growth Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-SANN-1218
1.9879604.102

Fidelity® Large Cap Growth Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	8.4
Microsoft Corp.	6.1
Amazon.com, Inc.	5.1
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.6
UnitedHealth Group, Inc.	2.0
Visa, Inc. Class A	2.0
Home Depot, Inc.	1.6
The Boeing Co.	1.5
34.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	32.7
Consumer Discretionary	14.7
Health Care	13.6
Communication Services	11.9
Industrials	11.7
Consumer Staples	6.0
Financials	4.8
Real Estate	2.2
Materials	1.3
Energy	0.8

Asset Allocation (% of fund's net assets)

As of October 31, 2018 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	20,399	$609,522
Entertainment - 2.7%
Activision Blizzard, Inc.	78,062	5,390,181
Electronic Arts, Inc. (a)	31,348	2,852,041
Lions Gate Entertainment Corp.:
Class A	323	6,189
Class B	630	11,208
Live Nation Entertainment, Inc. (a)	14,383	752,231
Netflix, Inc. (a)	43,227	13,045,044
Take-Two Interactive Software, Inc. (a)	6,977	899,126
The Madison Square Garden Co. (a)	175	48,409
The Walt Disney Co.	110,708	12,712,600
		35,717,029
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	30,870	33,666,205
Class C (a)	31,738	34,174,526
Facebook, Inc. Class A (a)	246,797	37,461,317
IAC/InterActiveCorp (a)	7,751	1,523,769
Match Group, Inc. (a)(b)	5,281	273,133
TripAdvisor, Inc. (a)(b)	10,763	561,183
Twitter, Inc. (a)	73,638	2,558,921
Zillow Group, Inc.:
Class A (a)	4,299	173,551
Class C (a)(b)	8,931	359,562
		110,752,167
Media - 0.7%
AMC Networks, Inc. Class A (a)	4,449	260,622
Cable One, Inc.	444	397,709
CBS Corp. Class B	34,324	1,968,481
Charter Communications, Inc. Class A (a)	12,831	4,110,667
Interpublic Group of Companies, Inc.	3,962	91,760
Omnicom Group, Inc.	15,142	1,125,353
Sirius XM Holdings, Inc. (b)	134,037	806,903
		8,761,495
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	20,871	1,430,707

TOTAL COMMUNICATION SERVICES		157,270,920

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Aptiv PLC	23,765	1,825,152
Gentex Corp.	18,907	397,992
Lear Corp.	702	93,296
Visteon Corp. (a)	1,945	153,733
		2,470,173
Automobiles - 0.4%
Tesla, Inc. (a)	14,045	4,737,659
Thor Industries, Inc.	4,355	303,282
		5,040,941
Distributors - 0.1%
LKQ Corp. (a)	5,396	147,149
Pool Corp.	4,065	592,474
		739,623
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,011	575,814
Frontdoor, Inc. (a)	7,146	243,321
Grand Canyon Education, Inc. (a)	4,891	609,908
H&R Block, Inc.	3,790	100,587
Service Corp. International	8,481	351,707
ServiceMaster Global Holdings, Inc. (a)	13,969	598,991
		2,480,328
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	2,518	1,159,111
Choice Hotels International, Inc.	3,517	258,148
Darden Restaurants, Inc.	6,520	694,706
Domino's Pizza, Inc.	4,386	1,178,913
Dunkin' Brands Group, Inc. (b)	8,554	620,678
Extended Stay America, Inc. unit	11,777	191,730
Hilton Grand Vacations, Inc. (a)	9,915	266,416
Hilton Worldwide Holdings, Inc.	28,769	2,047,490
International Game Technology PLC	521	9,665
Las Vegas Sands Corp.	22,742	1,160,524
Marriott International, Inc. Class A	29,958	3,501,791
McDonald's Corp.	15,691	2,775,738
MGM Mirage, Inc.	4,475	119,393
Six Flags Entertainment Corp.	7,408	398,995
Starbucks Corp.	136,174	7,934,859
U.S. Foods Holding Corp. (a)	1,464	42,705
Vail Resorts, Inc.	4,119	1,035,187
Wendy's Co.	19,354	333,663
Wyndham Destinations, Inc.	10,299	369,528
Wyndham Hotels & Resorts, Inc.	10,128	499,209
Wynn Resorts Ltd.	10,708	1,077,225
Yum China Holdings, Inc.	3,074	110,910
Yum! Brands, Inc.	9,673	874,536
		26,661,120
Household Durables - 0.2%
D.R. Horton, Inc.	21,100	758,756
Lennar Corp.:
Class A	15,937	684,972
Class B	1,016	36,342
NVR, Inc. (a)	330	738,880
PulteGroup, Inc.	8,651	212,555
Tempur Sealy International, Inc. (a)(b)	4,831	223,241
Toll Brothers, Inc.	7,378	248,343
		2,903,089
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	42,195	67,428,032
eBay, Inc. (a)	20,914	607,133
Expedia, Inc.	12,465	1,563,485
GrubHub, Inc. (a)	9,399	871,663
The Booking Holdings, Inc. (a)	4,917	9,217,310
Wayfair LLC Class A (a)(b)	5,952	656,446
		80,344,069
Leisure Products - 0.1%
Brunswick Corp.	810	42,112
Hasbro, Inc.	9,512	872,346
Mattel, Inc. (a)(b)	7,571	102,814
Polaris Industries, Inc.	6,135	545,892
		1,563,164
Multiline Retail - 0.3%
Dollar General Corp.	27,990	3,117,526
Dollar Tree, Inc. (a)	4,174	351,868
Nordstrom, Inc.	12,272	807,129
		4,276,523
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,209	352,910
AutoZone, Inc. (a)	2,398	1,758,861
Best Buy Co., Inc.	6,401	449,094
Burlington Stores, Inc. (a)	6,864	1,177,107
CarMax, Inc. (a)	11,233	762,833
Floor & Decor Holdings, Inc. Class A (a)(b)	4,895	125,214
Gap, Inc.	1,350	36,855
Home Depot, Inc.	119,565	21,029,092
L Brands, Inc.	4,627	150,007
Lowe's Companies, Inc.	84,648	8,060,183
Michaels Companies, Inc. (a)(b)	1,675	26,549
O'Reilly Automotive, Inc. (a)	8,224	2,637,848
Ross Stores, Inc.	38,561	3,817,539
Tiffany & Co., Inc.	2,239	249,201
TJX Companies, Inc.	64,972	7,139,123
Tractor Supply Co.	12,580	1,155,976
Ulta Beauty, Inc. (a)	5,959	1,635,865
Urban Outfitters, Inc. (a)	7,638	301,395
Williams-Sonoma, Inc.	1,874	111,278
		50,976,930
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	4,706	451,682
Columbia Sportswear Co.	413	37,286
Garrett Motion, Inc. (a)	4,711	71,466
Hanesbrands, Inc.	36,945	633,976
lululemon athletica, Inc. (a)	10,136	1,426,439
Michael Kors Holdings Ltd. (a)	7,808	432,641
NIKE, Inc. Class B	130,170	9,767,957
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,662	190,333
Tapestry, Inc.	5,820	246,244
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	14,749	326,100
Class C (non-vtg.) (a)(b)	14,666	290,827
VF Corp.	25,779	2,136,564
		16,011,515

TOTAL CONSUMER DISCRETIONARY		193,467,475

CONSUMER STAPLES - 6.0%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	5,050	234,169
Class B (non-vtg.)	29,437	1,364,111
Constellation Brands, Inc. Class A (sub. vtg.)	16,339	3,255,219
Keurig Dr. Pepper, Inc.	18,559	482,534
Monster Beverage Corp. (a)	41,562	2,196,552
PepsiCo, Inc.	130,343	14,647,946
The Coca-Cola Co.	307,940	14,744,167
		36,924,698
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	45,289	10,354,424
Sprouts Farmers Market LLC (a)	12,925	347,553
Sysco Corp.	49,574	3,536,113
Welbilt, Inc. (a)	13,518	253,057
		14,491,147
Food Products - 0.2%
Campbell Soup Co. (b)	12,788	478,399
General Mills, Inc.	3,154	138,145
Kellogg Co.	12,863	842,269
McCormick & Co., Inc. (non-vtg.)	713	102,672
Post Holdings, Inc. (a)	3,935	347,933
The Hershey Co.	13,122	1,406,022
		3,315,440
Household Products - 0.6%
Church & Dwight Co., Inc.	21,572	1,280,730
Clorox Co.	11,623	1,725,434
Colgate-Palmolive Co.	16,489	981,920
Energizer Holdings, Inc.	3,541	208,105
Kimberly-Clark Corp.	31,552	3,290,874
Spectrum Brands Holdings, Inc.	1,868	121,327
		7,608,390
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	22,678	3,116,864
Herbalife Nutrition Ltd. (a)	2,071	110,301
Nu Skin Enterprises, Inc. Class A	1,692	118,812
		3,345,977
Tobacco - 1.0%
Altria Group, Inc.	196,467	12,778,214

TOTAL CONSUMER STAPLES		78,463,866

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	90,970	3,154,840
RPC, Inc.	2,020	30,058
		3,184,898
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	18,058	960,686
Antero Resources Corp. (a)	13,209	209,891
Apache Corp.	2,382	90,111
Cabot Oil & Gas Corp.	33,158	803,418
Cheniere Energy, Inc. (a)	16,521	998,034
Cimarex Energy Co.	1,169	92,900
Concho Resources, Inc. (a)	2,659	369,840
Continental Resources, Inc. (a)	4,375	230,475
Diamondback Energy, Inc.	2,641	296,743
EOG Resources, Inc.	6,835	719,999
Kosmos Energy Ltd. (a)	4,646	30,153
Newfield Exploration Co. (a)	7,566	152,833
ONEOK, Inc.	17,524	1,149,574
Parsley Energy, Inc. Class A (a)	18,902	442,685
Pioneer Natural Resources Co.	9,607	1,414,823
		7,962,165

TOTAL ENERGY		11,147,063

FINANCIALS - 4.8%
Banks - 0.2%
BOK Financial Corp.	682	58,468
Comerica, Inc.	994	81,071
East West Bancorp, Inc.	1,175	61,617
Pinnacle Financial Partners, Inc.	3,261	170,550
Signature Bank	3,530	387,947
SVB Financial Group (a)	4,185	992,808
Synovus Financial Corp.	1,121	42,105
Texas Capital Bancshares, Inc. (a)	3,242	211,476
Western Alliance Bancorp. (a)	6,118	295,132
		2,301,174
Capital Markets - 2.2%
Ameriprise Financial, Inc.	2,389	303,976
Cboe Global Markets, Inc.	10,699	1,207,382
Charles Schwab Corp.	124,395	5,752,025
CME Group, Inc.	3,156	578,305
E*TRADE Financial Corp.	6,138	303,340
Eaton Vance Corp. (non-vtg.)	11,958	538,708
Evercore, Inc. Class A	4,124	336,890
FactSet Research Systems, Inc.	3,901	872,888
Interactive Brokers Group, Inc.	7,001	345,919
IntercontinentalExchange, Inc.	30,741	2,368,287
Lazard Ltd. Class A	10,998	437,061
LPL Financial	8,968	552,429
MarketAxess Holdings, Inc.	3,775	791,504
Moody's Corp.	17,348	2,523,787
Morningstar, Inc.	1,857	231,754
MSCI, Inc.	9,059	1,362,292
Northern Trust Corp.	6,115	575,238
Raymond James Financial, Inc.	4,089	313,585
S&P Global, Inc.	26,148	4,767,303
SEI Investments Co.	13,639	729,005
State Street Corp.	2,429	166,994
T. Rowe Price Group, Inc.	22,867	2,217,870
TD Ameritrade Holding Corp.	29,349	1,517,930
Virtu Financial, Inc. Class A	4,419	104,819
		28,899,291
Consumer Finance - 0.6%
American Express Co.	50,119	5,148,725
Capital One Financial Corp.	3,744	334,339
Credit Acceptance Corp. (a)(b)	1,084	460,071
Discover Financial Services	16,084	1,120,572
OneMain Holdings, Inc. (a)	597	17,026
Santander Consumer U.S.A. Holdings, Inc.	1,466	27,488
Synchrony Financial	27,007	779,962
		7,888,183
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	25,324	5,198,511
Linde PLC	35,245	5,831,990
Voya Financial, Inc.	1,077	47,130
		11,077,631
Insurance - 1.0%
Alleghany Corp.	168	100,914
American International Group, Inc.	13,196	544,863
Aon PLC	25,404	3,967,597
Arch Capital Group Ltd. (a)	6,545	185,682
Axis Capital Holdings Ltd.	883	49,263
Brown & Brown, Inc.	1,199	33,788
Erie Indemnity Co. Class A	1,919	248,875
Everest Re Group Ltd.	1,670	363,826
Markel Corp. (a)	121	132,282
Marsh & McLennan Companies, Inc.	24,472	2,074,002
Progressive Corp.	60,338	4,205,559
RenaissanceRe Holdings Ltd.	355	43,367
The Travelers Companies, Inc.	5,520	690,718
		12,640,736

TOTAL FINANCIALS		62,807,015

HEALTH CARE - 13.6%
Biotechnology - 4.7%
AbbVie, Inc.	157,227	12,240,122
Agios Pharmaceuticals, Inc. (a)(b)	4,843	305,400
Alexion Pharmaceuticals, Inc. (a)	18,495	2,072,735
Alkermes PLC (a)	16,054	655,485
Alnylam Pharmaceuticals, Inc. (a)	8,152	655,665
Amgen, Inc.	63,199	12,184,135
Biogen, Inc. (a)	19,779	6,018,156
BioMarin Pharmaceutical, Inc. (a)	18,372	1,693,347
bluebird bio, Inc. (a)	3,852	441,824
Celgene Corp. (a)	72,715	5,206,394
Exact Sciences Corp. (a)	12,456	884,999
Exelixis, Inc. (a)	30,410	421,787
Gilead Sciences, Inc.	99,988	6,817,182
Incyte Corp. (a)	18,270	1,184,261
Ionis Pharmaceuticals, Inc. (a)(b)	12,869	637,659
Neurocrine Biosciences, Inc. (a)	9,190	984,709
Regeneron Pharmaceuticals, Inc. (a)	8,295	2,813,996
Sage Therapeutics, Inc. (a)	4,678	601,965
Sarepta Therapeutics, Inc. (a)(b)	6,491	868,236
Seattle Genetics, Inc. (a)	11,163	626,579
TESARO, Inc. (a)(b)	4,063	117,339
Vertex Pharmaceuticals, Inc. (a)	26,419	4,476,964
		61,908,939
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	4,440	1,514,928
Align Technology, Inc. (a)	8,248	1,824,458
Baxter International, Inc.	5,818	363,683
Becton, Dickinson & Co.	2,435	561,268
Boston Scientific Corp. (a)	110,312	3,986,676
Cantel Medical Corp.	3,775	298,791
DexCom, Inc. (a)	9,084	1,206,083
Edwards Lifesciences Corp. (a)	21,848	3,224,765
Hill-Rom Holdings, Inc.	4,394	369,448
ICU Medical, Inc. (a)	1,599	407,313
IDEXX Laboratories, Inc. (a)	8,937	1,895,716
Insulet Corp.(a)	6,030	531,906
Integra LifeSciences Holdings Corp. (a)	5,760	308,563
Intuitive Surgical, Inc. (a)	11,635	6,063,929
Masimo Corp. (a)	4,674	540,314
Penumbra, Inc. (a)	3,194	434,384
ResMed, Inc.	14,472	1,532,874
Stryker Corp.	35,378	5,739,019
Teleflex, Inc.	899	216,425
The Cooper Companies, Inc.	798	206,131
Varian Medical Systems, Inc. (a)	9,402	1,122,317
West Pharmaceutical Services, Inc.	1,777	188,220
		32,537,211
Health Care Providers & Services - 3.5%
Aetna, Inc.	12,050	2,390,720
AmerisourceBergen Corp.	16,397	1,442,936
Centene Corp. (a)	18,657	2,431,380
Chemed Corp.	1,620	493,015
Cigna Corp.	9,785	2,092,131
DaVita HealthCare Partners, Inc. (a)	6,983	470,235
Express Scripts Holding Co. (a)	4,681	453,917
HCA Holdings, Inc.	20,550	2,744,042
HealthSouth Corp.	10,199	686,393
Henry Schein, Inc. (a)	2,290	190,070
Humana, Inc.	13,587	4,353,411
Laboratory Corp. of America Holdings (a)	613	98,417
McKesson Corp.	2,608	325,374
Molina Healthcare, Inc. (a)	5,408	685,572
Premier, Inc. (a)	1,758	79,110
UnitedHealth Group, Inc.	99,134	25,908,671
Wellcare Health Plans, Inc. (a)	4,831	1,333,308
		46,178,702
Health Care Technology - 0.2%
athenahealth, Inc. (a)	4,130	526,740
Cerner Corp. (a)	14,775	846,312
Veeva Systems, Inc. Class A (a)	12,497	1,141,601
		2,514,653
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	3,863	647,902
Bruker Corp.	4,103	128,547
Charles River Laboratories International, Inc. (a)	3,478	423,690
Illumina, Inc. (a)	15,268	4,750,638
Mettler-Toledo International, Inc. (a)	2,590	1,416,264
PRA Health Sciences, Inc. (a)	5,895	571,049
Thermo Fisher Scientific, Inc.	2,408	562,629
Waters Corp. (a)	7,392	1,402,188
		9,902,907
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	90,587	4,578,267
Catalent, Inc. (a)	3,522	142,077
Eli Lilly & Co.	60,860	6,599,658
Jazz Pharmaceuticals PLC (a)	5,626	893,521
Johnson & Johnson	50,092	7,012,379
Merck & Co., Inc.	18,351	1,350,817
Nektar Therapeutics (a)	16,272	629,401
Zoetis, Inc. Class A	50,410	4,544,462
		25,750,582

TOTAL HEALTH CARE		178,792,994

INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	10,300	602,138
Curtiss-Wright Corp.	359	39,296
General Dynamics Corp.	12,147	2,096,329
Harris Corp.	12,271	1,824,820
HEICO Corp.	4,072	341,356
HEICO Corp. Class A	7,774	518,215
Hexcel Corp.	1,937	113,353
Huntington Ingalls Industries, Inc.	3,766	822,796
Lockheed Martin Corp.	23,505	6,906,944
Northrop Grumman Corp.	16,776	4,394,473
Raytheon Co.	29,793	5,214,967
Rockwell Collins, Inc.	2,285	292,526
Spirit AeroSystems Holdings, Inc. Class A	10,955	920,330
Textron, Inc.	4,300	230,609
The Boeing Co.	56,221	19,950,584
TransDigm Group, Inc. (a)	5,006	1,653,232
		45,921,968
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	14,381	1,280,340
Expeditors International of Washington, Inc.	17,958	1,206,418
FedEx Corp.	25,632	5,647,755
United Parcel Service, Inc. Class B	71,650	7,633,591
XPO Logistics, Inc. (a)	13,030	1,164,621
		16,932,725
Airlines - 0.2%
Delta Air Lines, Inc.	16,382	896,587
Southwest Airlines Co.	38,893	1,909,646
		2,806,233
Building Products - 0.3%
A.O. Smith Corp.	14,859	676,530
Allegion PLC	8,100	694,413
Armstrong World Industries, Inc. (a)	4,719	291,398
Fortune Brands Home & Security, Inc.	6,041	270,818
Lennox International, Inc.	3,500	738,115
Masco Corp.	22,097	662,910
Resideo Technologies, Inc. (a)	8,028	168,989
		3,503,173
Commercial Services & Supplies - 0.6%
Cintas Corp.	9,090	1,653,198
Copart, Inc. (a)	20,866	1,020,556
KAR Auction Services, Inc.	12,842	731,223
Republic Services, Inc.	1,419	103,133
Rollins, Inc.	9,965	589,928
Waste Management, Inc.	38,061	3,405,318
		7,503,356
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	4,491	140,119
Electrical Equipment - 0.6%
AMETEK, Inc.	4,573	306,757
Emerson Electric Co.	46,392	3,149,089
Fortive Corp.	28,046	2,082,416
Hubbell, Inc. Class B	3,829	389,409
Rockwell Automation, Inc.	12,677	2,088,282
Sensata Technologies, Inc. PLC (a)	9,353	438,656
		8,454,609
Industrial Conglomerates - 1.3%
3M Co.	49,363	9,391,804
Honeywell International, Inc.	48,008	6,952,519
Roper Technologies, Inc.	1,940	548,826
		16,893,149
Machinery - 1.9%
Allison Transmission Holdings, Inc.	11,810	520,585
Caterpillar, Inc.	55,279	6,706,448
Cummins, Inc.	5,750	785,968
Deere& Co.	33,511	4,538,730
Donaldson Co., Inc.	12,647	648,538
Gardner Denver Holdings, Inc. (a)	3,492	94,494
Graco, Inc.	17,098	694,692
IDEX Corp.	7,356	932,888
Illinois Tool Works, Inc.	34,790	4,438,160
Ingersoll-Rand PLC	13,789	1,322,917
Lincoln Electric Holdings, Inc.	6,613	535,058
Middleby Corp. (a)(b)	3,289	369,355
Nordson Corp.	5,650	693,086
Parker Hannifin Corp.	2,484	376,649
Toro Co.	10,766	606,449
WABCO Holdings, Inc. (a)	5,522	593,339
Wabtec Corp.	3,202	262,628
Xylem, Inc.	10,457	685,770
		24,805,754
Professional Services - 0.4%
CoStar Group, Inc. (a)	3,688	1,332,917
Dun & Bradstreet Corp.	1,668	237,323
Equifax, Inc.	3,363	341,143
Robert Half International, Inc.	12,543	759,228
TransUnion Holding Co., Inc.	18,975	1,247,606
Verisk Analytics, Inc. (a)	16,601	1,989,464
		5,907,681
Road & Rail - 1.2%
CSX Corp.	39,891	2,746,894
Genesee & Wyoming, Inc. Class A (a)	1,266	100,305
J.B. Hunt Transport Services, Inc.	8,957	990,734
Landstar System, Inc.	4,236	423,981
Old Dominion Freight Lines, Inc.	6,808	887,899
Schneider National, Inc. Class B	765	16,731
Union Pacific Corp.	70,537	10,313,920
		15,480,464
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	800	30,480
Fastenal Co.	29,916	1,537,982
HD Supply Holdings, Inc. (a)	5,875	220,724
MSC Industrial Direct Co., Inc. Class A	2,016	163,417
United Rentals, Inc. (a)	8,623	1,035,364
Univar, Inc. (a)	1,753	43,159
W.W. Grainger, Inc.	4,688	1,331,251
Watsco, Inc.	2,681	397,271
		4,759,648

TOTAL INDUSTRIALS		153,108,879

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	5,921	1,363,902
F5 Networks, Inc. (a)	6,291	1,102,686
Motorola Solutions, Inc.	1,890	231,638
Palo Alto Networks, Inc. (a)	9,329	1,707,580
Ubiquiti Networks, Inc. (b)	1,956	182,084
		4,587,890
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	30,713	2,748,814
CDW Corp.	15,207	1,368,782
Cognex Corp.	17,249	738,947
Coherent, Inc. (a)	1,766	217,465
Dell Technologies, Inc. (a)	1,524	137,754
FLIR Systems, Inc.	1,254	58,073
IPG Photonics Corp. (a)	3,763	502,549
Littelfuse, Inc.	2,084	377,537
National Instruments Corp.	9,306	455,715
Zebra Technologies Corp. Class A (a)	5,496	913,985
		7,519,621
IT Services - 8.6%
Accenture PLC Class A	66,700	10,513,254
Akamai Technologies, Inc. (a)	16,006	1,156,434
Alliance Data Systems Corp.	4,970	1,024,715
Automatic Data Processing, Inc.	45,671	6,580,278
Booz Allen Hamilton Holding Corp. Class A	13,664	676,915
Broadridge Financial Solutions, Inc.	12,047	1,408,776
Cognizant Technology Solutions Corp. Class A	54,808	3,783,396
CoreLogic, Inc. (a)	5,323	216,220
EPAM Systems, Inc. (a)	5,197	620,886
Euronet Worldwide, Inc. (a)	2,559	284,510
Fidelity National Information Services, Inc.	2,862	297,934
First Data Corp. Class A (a)	56,612	1,060,909
Fiserv, Inc. (a)	42,128	3,340,750
FleetCor Technologies, Inc. (a)	9,136	1,827,474
Gartner, Inc. (a)	9,125	1,346,120
Genpact Ltd.	5,265	144,314
Global Payments, Inc.	16,546	1,890,050
GoDaddy, Inc. (a)	16,671	1,219,817
IBM Corp.	68,523	7,909,610
Jack Henry & Associates, Inc.	7,907	1,184,706
MasterCard, Inc. Class A	95,304	18,838,742
Okta, Inc. (a)	8,842	516,019
Paychex, Inc.	33,400	2,187,366
PayPal Holdings, Inc. (a)	123,214	10,373,387
Sabre Corp.	21,251	523,837
Square, Inc. (a)	29,760	2,185,872
Switch, Inc. Class A	3,542	31,418
Teradata Corp. (a)	8,857	322,395
The Western Union Co.	12,630	227,845
Total System Services, Inc.	18,745	1,708,607
Twilio, Inc. Class A (a)	7,387	555,650
VeriSign, Inc. (a)	10,959	1,562,096
Visa, Inc. Class A	185,481	25,568,556
WEX, Inc. (a)	4,306	757,684
Worldpay, Inc. (a)	2,811	258,162
		112,104,704
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	94,498	1,720,809
Analog Devices, Inc.	6,023	504,185
Applied Materials, Inc.	104,941	3,450,460
Broadcom, Inc.	26,795	5,988,415
Cypress Semiconductor Corp.	25,303	327,421
KLA-Tencor Corp.	16,123	1,475,899
Lam Research Corp.	16,405	2,325,081
Marvell Technology Group Ltd.	15,597	255,947
Maxim Integrated Products, Inc.	28,787	1,439,926
Microchip Technology, Inc. (b)	23,770	1,563,591
Micron Technology, Inc. (a)	94,362	3,559,335
MKS Instruments, Inc.	5,540	408,243
Monolithic Power Systems, Inc.	4,203	496,458
NVIDIA Corp.	60,390	12,732,024
NXP Semiconductors NV	1,842	138,132
ON Semiconductor Corp. (a)	43,543	740,231
Skyworks Solutions, Inc.	13,072	1,134,127
Teradyne, Inc.	2,973	102,420
Texas Instruments, Inc.	101,659	9,437,005
Universal Display Corp.	4,393	540,383
Versum Materials, Inc.	11,107	350,537
Xilinx, Inc.	26,370	2,251,207
		50,941,836
Software - 10.7%
2U, Inc. (a)(b)	5,691	358,021
Adobe, Inc. (a)	50,980	12,528,845
ANSYS, Inc. (a)	8,578	1,282,840
Aspen Technology, Inc. (a)	7,053	598,729
Atlassian Corp. PLC (a)	9,567	726,231
Autodesk, Inc. (a)	19,191	2,480,437
Black Knight, Inc. (a)	14,838	723,649
Cadence Design Systems, Inc. (a)	28,835	1,285,176
CDK Global, Inc.	13,406	767,359
Ceridian HCM Holding, Inc.(b)	2,408	91,432
Citrix Systems, Inc.	13,962	1,430,686
DocuSign, Inc. (b)	3,358	140,835
Fair Isaac Corp. (a)	2,970	572,349
FireEye, Inc. (a)	13,104	242,293
Fortinet, Inc. (a)	14,459	1,188,241
Guidewire Software, Inc. (a)	8,349	742,811
Intuit, Inc.	25,266	5,331,126
LogMeIn, Inc.	3,502	301,592
Manhattan Associates, Inc. (a)	6,806	324,918
Microsoft Corp.	744,978	79,571,100
Nutanix, Inc. Class A (a)	11,017	457,316
Oracle Corp.	28,302	1,382,270
Parametric Technology Corp. (a)	12,031	991,475
Paycom Software, Inc. (a)(b)	5,181	648,661
Pegasystems, Inc.	3,883	207,818
Pluralsight, Inc.	1,954	43,789
Proofpoint, Inc. (a)	5,188	471,849
RealPage, Inc. (a)	7,410	392,730
Red Hat, Inc. (a)	18,317	3,143,930
RingCentral, Inc. (a)	6,957	540,768
Salesforce.com, Inc. (a)	73,130	10,036,361
ServiceNow, Inc. (a)	18,231	3,300,540
Splunk, Inc. (a)	14,955	1,493,107
SS&C Technologies Holdings, Inc.	19,788	1,012,354
Synopsys, Inc. (a)	1,458	130,535
Tableau Software, Inc. (a)	7,288	777,484
Tyler Technologies, Inc. (a)	3,896	824,627
Ultimate Software Group, Inc. (a)	3,140	837,218
VMware, Inc. Class A (a)	7,216	1,020,270
Workday, Inc. Class A (a)	15,119	2,011,129
Zendesk, Inc. (a)	10,880	598,074
		141,010,975
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	501,715	109,805,334
NCR Corp. (a)	10,212	274,192
NetApp, Inc.	27,263	2,139,873
Pure Storage, Inc. Class A (a)	17,108	345,239
		112,564,638

TOTAL INFORMATION TECHNOLOGY		428,729,664

MATERIALS - 1.3%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	8,630	212,988
Celanese Corp. Class A	8,870	859,858
Ecolab, Inc.	11,965	1,832,440
FMC Corp.	5,653	441,386
International Flavors & Fragrances, Inc.	4,888	707,098
LyondellBasell Industries NV Class A	15,877	1,417,340
NewMarket Corp.	754	291,014
Platform Specialty Products Corp. (a)	11,010	119,128
PPG Industries, Inc.	1,633	171,612
RPM International, Inc.	2,814	172,132
Sherwin-Williams Co.	8,628	3,394,859
The Chemours Co. LLC	18,325	604,908
The Scotts Miracle-Gro Co. Class A	2,073	138,352
W.R. Grace & Co.	5,044	326,801
Westlake Chemical Corp.	3,423	244,060
		10,933,976
Construction Materials - 0.2%
Eagle Materials, Inc.	4,301	317,586
Martin Marietta Materials, Inc.	5,954	1,019,801
Vulcan Materials Co.	12,744	1,288,928
		2,626,315
Containers & Packaging - 0.2%
Avery Dennison Corp.	9,071	822,921
Berry Global Group, Inc. (a)	6,802	296,703
Crown Holdings, Inc. (a)	13,306	562,711
Graphic Packaging Holding Co.	5,423	59,707
International Paper Co.	4,770	216,367
Packaging Corp. of America	9,664	887,252
Sealed Air Corp.	9,093	294,249
Silgan Holdings, Inc.	2,709	65,097
		3,205,007
Metals & Mining - 0.1%
Royal Gold, Inc.	2,822	216,250
Southern Copper Corp.	8,414	322,593
Steel Dynamics, Inc.	3,657	144,817
		683,660

TOTAL MATERIALS		17,448,958

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	803	98,151
American Tower Corp.	45,470	7,084,681
Colony NorthStar, Inc.	2,361	13,859
CoreSite Realty Corp.	3,740	351,036
Crown Castle International Corp.	32,486	3,532,528
Equinix, Inc.	8,245	3,122,711
Equity Lifestyle Properties, Inc.	8,846	837,628
Extra Space Storage, Inc.	10,856	977,691
Gaming & Leisure Properties	7,479	251,968
Hudson Pacific Properties, Inc.	1,524	46,177
Lamar Advertising Co. Class A	7,811	572,703
Life Storage, Inc.	287	27,024
Omega Healthcare Investors, Inc.	1,764	58,829
Public Storage	15,438	3,172,046
SBA Communications Corp. Class A (a)	11,845	1,920,904
Simon Property Group, Inc.	29,302	5,377,503
Taubman Centers, Inc.	6,085	334,736
		27,780,175
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	15,759	634,930
Howard Hughes Corp. (a)	1,656	184,677
		819,607

TOTAL REAL ESTATE		28,599,782

TOTAL COMMON STOCKS
(Cost $1,148,655,794)		1,309,836,616

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	1,202,070	1,202,310
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	10,239,215	10,240,239
TOTAL MONEY MARKET FUNDS
(Cost $11,442,549)		11,442,549
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,160,098,343)		1,321,279,165
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(8,389,556)
NET ASSETS - 100%		$1,312,889,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	21	Dec. 2018	$2,929,710	$54,666	$54,666

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $245,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,000
Fidelity Securities Lending Cash Central Fund	33,671
Total	$99,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$157,270,920	$157,270,920	$--	$--
Consumer Discretionary	193,467,475	193,467,475	--	--
Consumer Staples	78,463,866	78,463,866	--	--
Energy	11,147,063	11,147,063	--	--
Financials	62,807,015	62,807,015	--	--
Health Care	178,792,994	178,792,994	--	--
Industrials	153,108,879	153,108,879	--	--
Information Technology	428,729,664	428,729,664	--	--
Materials	17,448,958	17,448,958	--	--
Real Estate	28,599,782	28,599,782	--	--
Money Market Funds	11,442,549	11,442,549	--	--
Total Investments in Securities:	$1,321,279,165	$1,321,279,165	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$54,666	$54,666	$--	$--
Total Assets	$54,666	$54,666	$--	$--
Total Derivative Instruments:	$54,666	$54,666	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$54,666	$0
Total Equity Risk	54,666	0
Total Value of Derivatives	$54,666	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,171,562) — See accompanying schedule: Unaffiliated issuers (cost $1,148,655,794)	$1,309,836,616
Fidelity Central Funds (cost $11,442,549)	11,442,549
Total Investment in Securities (cost $1,160,098,343)		$1,321,279,165
Segregated cash with brokers for derivative instruments		245,000
Receivable for fund shares sold		3,009,313
Dividends receivable		664,559
Distributions receivable from Fidelity Central Funds		16,426
Receivable for daily variation margin on futures contracts		92,117
Total assets		1,325,306,580
Liabilities
Payable for fund shares redeemed	$2,137,195
Accrued management fee	39,269
Collateral on securities loaned	10,240,507
Total liabilities		12,416,971
Net Assets		$1,312,889,609
Net Assets consist of:
Paid in capital		$1,145,368,461
Total distributable earnings (loss)		167,521,148
Net Assets		$1,312,889,609
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($22,521,139 ÷ 1,585,138 shares)		$14.21
Premium Class:
Net Asset Value, offering price and redemption price per share ($576,928,605 ÷ 40,598,567 shares)		$14.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($226,311,883 ÷ 15,925,501 shares)		$14.21
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($487,127,982 ÷ 34,278,488 shares)		$14.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$7,948,635
Interest		13,125
Income from Fidelity Central Funds		99,671
Total income		8,061,431
Expenses
Management fee	$217,740
Transfer agent fees	33,331
Independent trustees' fees and expenses	2,681
Commitment fees	1,459
Total expenses before reductions	255,211
Expense reductions	(243)
Total expenses after reductions		254,968
Net investment income (loss)		7,806,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,947,117
Fidelity Central Funds	(3,872)
Futures contracts	(326,823)
Total net realized gain (loss)		1,616,422
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,253,830
Fidelity Central Funds	93
Futures contracts	6,436
Total change in net unrealized appreciation (depreciation)		27,260,359
Net gain (loss)		28,876,781
Net increase (decrease) in net assets resulting from operations		$36,683,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,806,463	$9,243,406
Net realized gain (loss)	1,616,422	454,429
Change in net unrealized appreciation (depreciation)	27,260,359	101,122,864
Net increase (decrease) in net assets resulting from operations	36,683,244	110,820,699
Distributions to shareholders	(4,721,722)	–
Distributions to shareholders from net investment income	–	(7,295,509)
Distributions to shareholders from net realized gain	–	(1,614,014)
Total distributions	(4,721,722)	(8,909,523)
Share transactions - net increase (decrease)	324,446,574	425,231,434
Total increase (decrease) in net assets	356,408,096	527,142,610
Net Assets
Beginning of period	956,481,513	429,338,903
End of period	$1,312,889,609	$956,481,513
Other Information
Undistributed net investment income end of period		$3,057,101

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.15	.12
Net realized and unrealized gain (loss)	.55	2.01	1.50
Total from investment operations	.64	2.16	1.62
Distributions from net investment income	(.03)	(.11)	(.02)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.05)	(.14)	(.02)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.70%	18.72%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.18%	.21%G
Expenses net of fee waivers, if any	.10%G	.18%	.21%G
Expenses net of all reductions	.10%G	.18%	.21%G
Net investment income (loss)	1.20%G	1.19%	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,521	$19,338	$7,637
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.14
Net realized and unrealized gain (loss)	.56	2.01	1.49
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.75%	18.87%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%G
Expenses net of fee waivers, if any	.04%G	.05%	.07%G
Expenses net of all reductions	.04%G	.05%	.07%G
Net investment income (loss)	1.25%G	1.31%	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$576,929	$607,023	$282,078
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.14
Net realized and unrealized gain (loss)	.56	2.01	1.49
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.76%	18.88%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.06%G
Expenses net of fee waivers, if any	.04%G	.04%	.06%G
Expenses net of all reductions	.04%G	.04%	.06%G
Net investment income (loss)	1.26%G	1.32%	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$226,312	$188,896	$138,867
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.13
Net realized and unrealized gain (loss)	.56	2.00	1.50
Total from investment operations	.65	2.18	1.63
Distributions from net investment income	(.04)	(.13)	(.03)
Distributions from net realized gain	(.02)	(.03)	–
Total distributions	(.06)	(.16)	(.03)
Net asset value, end of period	$14.21	$13.62	$11.60
Total ReturnC,D	4.76%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.05%G
Net investment income (loss)	1.26%G	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$487,128	$141,224	$758
Portfolio turnover rateH	25%G	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Large Cap Growth Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,492,528
Gross unrealized depreciation	(54,049,816)
Net unrealized appreciation (depreciation)	$157,442,712
Tax cost	$1,163,891,119

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $485,280,964 and $150,112,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$6,068.06
Premium Class	24,561.01
Institutional Class	2,702	–(b)
	$33,331

 (a) Annualized

 (b) Less than .005%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33,671. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $243.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$61,037	$–
Premium Class	2,682,926	–
Institutional Class	831,828	–
Institutional Premium Class	1,145,931	–
Total	$4,721,722	$–
From net investment income
Investor Class	$–	$98,074
Premium Class	–	4,262,193
Institutional Class	–	2,792,760
Institutional Premium Class	–	142,482
Total	$–	$7,295,509
From net realized gain
Investor Class	$–	$25,124
Premium Class	–	952,216
Institutional Class	–	608,838
Institutional Premium Class	–	27,836
Total	$–	$1,614,014

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Investor Class
Shares sold	937,277	2,296,238	$13,924,468	$30,542,088
Reinvestment of distributions	3,859	9,232	56,343	120,429
Shares redeemed	(776,229)	(1,543,744)	(11,315,619)	(20,381,301)
Net increase (decrease)	164,907	761,726	$2,665,192	$10,281,216
Premium Class
Shares sold	11,134,739	29,946,247	$164,557,836	$392,194,600
Reinvestment of distributions	167,590	377,217	2,446,815	4,917,551
Shares redeemed	(15,265,860)	(10,073,915)	(225,059,789)	(131,749,910)
Net increase (decrease)	(3,963,531)	20,249,549	$(58,055,138)	$265,362,241
Institutional Class
Shares sold	8,350,618	17,311,551	$122,909,603	$217,992,451
Reinvestment of distributions	37,653	166,359	549,727	2,176,037
Shares redeemed	(6,329,450)	(15,580,029)	(93,632,785)	(212,087,640)
Net increase (decrease)	2,058,821	1,897,881	$29,826,545	$8,080,848
Institutional Premium Class
Shares sold	25,713,158	12,640,802	$376,364,114	$174,752,948
Reinvestment of distributions	69,566	11,524	1,015,671	154,269
Shares redeemed	(1,871,076)	(2,350,788)	(27,369,810)	(33,400,088)
Net increase (decrease)	23,911,648	10,301,538	$350,009,975	$141,507,129

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.10%
Actual		$1,000.00	$1,047.00	$.52-C
Hypothetical-D		$1,000.00	$1,024.70	$.51-C
Premium Class	.04%
Actual		$1,000.00	$1,047.50	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.04%
Actual		$1,000.00	$1,047.60	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,047.60	$.21
Hypothetical-D		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .04% and the expenses paid in the actual and hypothetical examples above would have been $.21 and $.20, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Growth Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-I-SANN-1218
1.9879606.102

Fidelity® Large Cap Value Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	2.8
Berkshire Hathaway, Inc. Class B	2.7
Exxon Mobil Corp.	2.6
Johnson & Johnson	2.4
Bank of America Corp.	2.0
Pfizer, Inc.	1.9
Verizon Communications, Inc.	1.8
Wells Fargo & Co.	1.8
AT&T, Inc.	1.7
Procter & Gamble Co.	1.7
21.4

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	23.0
Health Care	15.2
Energy	9.9
Information Technology	9.5
Consumer Staples	7.7
Industrials	7.5
Communication Services	7.1
Utilities	5.9
Consumer Discretionary	5.3
Real Estate	4.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.6%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	730,671	$22,416,986
CenturyLink, Inc.	96,256	1,986,724
Verizon Communications, Inc.	415,728	23,733,912
		48,137,622
Entertainment - 1.3%
Cinemark Holdings, Inc.	10,825	449,995
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	18,402	608,738
Liberty Media Class A (a)	4,680	148,309
Liberty SiriusXM Series A (a)	6,833	281,793
Liberty SiriusXM Series C (a)	18,225	752,146
Lions Gate Entertainment Corp.:
Class A	3,241	62,098
Class B	10,351	184,144
Take-Two Interactive Software, Inc. (a)	4,553	586,745
The Madison Square Garden Co. (a)	1,644	454,763
The Walt Disney Co.	42,601	4,891,873
Twenty-First Century Fox, Inc.:
Class A	102,566	4,668,804
Class B	51,416	2,322,975
Viacom, Inc.:
Class A	3,899	137,908
Class B (non-vtg.)	32,310	1,033,274
Zynga, Inc. (a)	75,322	274,172
		16,857,737
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	1,959	79,085
Class C (a)	2,771	111,560
		190,645
Media - 2.0%
Charter Communications, Inc. Class A (a)	5,149	1,649,585
Comcast Corp. Class A	459,444	17,523,194
Discovery Communications, Inc.:
Class A (a)(b)	18,946	613,661
Class C (non-vtg.) (a)	30,921	906,295
DISH Network Corp. Class A (a)	22,117	679,877
GCI Liberty, Inc. (a)	9,980	472,353
Interpublic Group of Companies, Inc.	34,295	794,272
John Wiley & Sons, Inc. Class A	4,230	229,435
Liberty Broadband Corp.:
Class A (a)	3,730	308,807
Class C (a)	9,514	788,996
News Corp.:
Class A	39,105	515,795
Class B	11,154	148,794
Omnicom Group, Inc.	7,422	551,603
Tribune Media Co. Class A	8,847	336,274
		25,518,941
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	65,901	403,314
T-Mobile U.S., Inc. (a)	10,834	742,671
Telephone & Data Systems, Inc.	9,631	296,924
U.S. Cellular Corp. (a)	1,324	63,247
		1,506,156

TOTAL COMMUNICATION SERVICES		92,211,101

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Adient PLC (b)	9,022	274,449
Aptiv PLC	3,483	267,494
BorgWarner, Inc.	21,467	846,014
Gentex Corp.	9,393	197,723
Lear Corp.	5,880	781,452
The Goodyear Tire & Rubber Co.	23,695	499,017
Visteon Corp. (a)	923	72,954
		2,939,103
Automobiles - 0.7%
Ford Motor Co.	393,210	3,755,156
General Motors Co.	131,888	4,825,782
Harley-Davidson, Inc.	16,699	638,236
Thor Industries, Inc.	759	52,857
		9,272,031
Distributors - 0.2%
Genuine Parts Co.	14,370	1,407,110
LKQ Corp. (a)	26,823	731,463
		2,138,573
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,054	121,115
Graham Holdings Co.	409	237,649
H&R Block, Inc.	16,798	445,819
Service Corp. International	9,456	392,140
		1,196,723
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	24,178	868,474
Caesars Entertainment Corp. (a)(b)	59,082	507,514
Carnival Corp.	40,523	2,270,909
Darden Restaurants, Inc.	6,085	648,357
Extended Stay America, Inc. unit	8,001	130,256
Hyatt Hotels Corp. Class A	4,396	304,203
International Game Technology PLC	9,411	174,574
Las Vegas Sands Corp.	13,958	712,277
McDonald's Corp.	62,959	11,137,447
MGM Mirage, Inc.	46,154	1,231,389
Norwegian Cruise Line Holdings Ltd. (a)	20,172	888,980
Royal Caribbean Cruises Ltd.	16,664	1,745,221
U.S. Foods Holding Corp. (a)	20,345	593,464
Yum China Holdings, Inc.	33,764	1,218,205
Yum! Brands, Inc.	22,475	2,031,965
		24,463,235
Household Durables - 0.4%
D.R. Horton, Inc.	13,712	493,084
Garmin Ltd.	11,427	756,010
Leggett & Platt, Inc.	12,598	457,433
Lennar Corp.:
Class A	12,586	540,946
Class B	1,399	50,042
Mohawk Industries, Inc. (a)	6,151	767,214
Newell Brands, Inc.	43,979	698,387
PulteGroup, Inc.	17,150	421,376
Toll Brothers, Inc.	8,152	274,396
Whirlpool Corp.	6,844	751,197
		5,210,085
Internet & Direct Marketing Retail - 0.2%
eBay, Inc. (a)	73,828	2,143,227
Liberty Interactive Corp. QVC Group Series A (a)	42,835	939,800
		3,083,027
Leisure Products - 0.1%
Brunswick Corp.	7,964	414,048
Hasbro, Inc.	2,669	244,774
Mattel, Inc. (a)(b)	26,582	360,984
		1,019,806
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	19,475	1,641,743
Kohl's Corp.	16,937	1,282,639
Macy's, Inc.	30,684	1,052,154
Target Corp.	54,011	4,516,940
		8,493,476
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	4,958	792,090
AutoNation, Inc. (a)	5,544	224,421
AutoZone, Inc. (a)	353	258,915
Best Buy Co., Inc.	18,072	1,267,932
CarMax, Inc. (a)	7,258	492,891
Dick's Sporting Goods, Inc.	7,445	263,330
Foot Locker, Inc.	11,718	552,387
Gap, Inc.	20,574	561,670
L Brands, Inc.	18,448	598,084
Michaels Companies, Inc. (a)(b)	9,384	148,736
Penske Automotive Group, Inc.	3,398	150,803
Tiffany & Co., Inc.	10,153	1,130,029
Williams-Sonoma, Inc.	6,203	368,334
		6,809,622
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	2,609	235,541
Garrett Motion, Inc. (a)	2,781	42,188
Michael Kors Holdings Ltd. (a)	6,429	356,231
PVH Corp.	7,616	919,937
Ralph Lauren Corp.	5,523	715,836
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,153	204,361
Tapestry, Inc.	23,420	990,900
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,646	102,723
Class C (non-vtg.) (a)(b)	5,010	99,348
VF Corp.	7,451	617,539
		4,284,604

TOTAL CONSUMER DISCRETIONARY		68,910,285

CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	17,645	1,129,280
PepsiCo, Inc.	16,045	1,803,137
The Coca-Cola Co.	86,081	4,121,558
		7,053,975
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	3,579	451,348
Kroger Co.	79,871	2,376,961
Walgreens Boots Alliance, Inc.	85,168	6,793,851
Walmart, Inc.	143,424	14,382,559
		24,004,719
Food Products - 2.1%
Archer Daniels Midland Co.	56,158	2,653,466
Bunge Ltd.	14,025	866,745
Campbell Soup Co. (b)	5,835	218,287
Conagra Brands, Inc.	47,757	1,700,149
Flowers Foods, Inc.	18,098	349,472
General Mills, Inc.	56,383	2,469,575
Hormel Foods Corp. (b)	27,172	1,185,786
Ingredion, Inc.	7,184	726,877
Kellogg Co.	12,357	809,136
Lamb Weston Holdings, Inc.	14,619	1,142,621
McCormick & Co., Inc. (non-vtg.)	11,430	1,645,920
Mondelez International, Inc.	145,615	6,112,918
Pilgrim's Pride Corp. (a)	5,104	90,137
Post Holdings, Inc. (a)	2,704	239,088
Seaboard Corp.	25	96,625
The Hain Celestial Group, Inc. (a)	9,753	242,655
The Hershey Co.	1,376	147,438
The J.M. Smucker Co.	10,958	1,186,971
The Kraft Heinz Co.	60,762	3,340,087
TreeHouse Foods, Inc. (a)	5,206	237,185
Tyson Foods, Inc. Class A	29,154	1,746,908
		27,208,046
Household Products - 2.1%
Church & Dwight Co., Inc.	4,075	241,933
Clorox Co.	1,655	245,685
Colgate-Palmolive Co.	69,558	4,142,179
Energizer Holdings, Inc.	2,558	150,334
Kimberly-Clark Corp.	4,560	475,608
Procter & Gamble Co.	250,091	22,178,070
Spectrum Brands Holdings, Inc.	2,153	139,837
		27,573,646
Personal Products - 0.1%
Coty, Inc. Class A	46,461	490,164
Herbalife Nutrition Ltd. (a)	9,130	486,264
Nu Skin Enterprises, Inc. Class A	3,733	262,131
		1,238,559
Tobacco - 1.1%
Philip Morris International, Inc.	156,056	13,743,852

TOTAL CONSUMER STAPLES		100,822,797

ENERGY - 9.9%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	41,082	1,096,479
Helmerich & Payne, Inc.	10,591	659,713
Nabors Industries Ltd.	32,877	163,399
National Oilwell Varco, Inc.	38,342	1,410,986
Patterson-UTI Energy, Inc.	21,525	358,176
RPC, Inc.	3,899	58,017
Schlumberger Ltd.	139,792	7,172,728
Transocean Ltd. (United States) (a)(b)	42,750	470,678
Weatherford International PLC (a)(b)	99,252	133,990
		11,524,166
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	34,125	1,815,450
Antero Resources Corp. (a)	11,215	178,206
Apache Corp.	35,909	1,358,437
Cabot Oil & Gas Corp.	11,290	273,557
Centennial Resource Development, Inc. Class A (a)(b)	18,324	351,088
Cheniere Energy, Inc. (a)	7,320	442,201
Chesapeake Energy Corp. (a)(b)	89,691	314,815
Chevron Corp.	191,642	21,396,829
Cimarex Energy Co.	8,158	648,316
CNX Resources Corp. (a)	21,239	332,390
Concho Resources, Inc. (a)	16,903	2,351,038
ConocoPhillips Co.	118,072	8,253,233
Continental Resources, Inc. (a)	4,505	237,323
Devon Energy Corp.	52,004	1,684,930
Diamondback Energy, Inc.	7,226	811,913
Energen Corp. (a)	8,656	622,972
EOG Resources, Inc.	51,745	5,450,818
EQT Corp.	26,394	896,604
Extraction Oil & Gas, Inc. (a)	11,525	92,085
Exxon Mobil Corp.	426,017	33,945,035
Hess Corp.	26,569	1,525,061
HollyFrontier Corp.	16,124	1,087,403
Kinder Morgan, Inc.	190,957	3,250,088
Kosmos Energy Ltd. (a)	19,717	127,963
Marathon Oil Corp.	84,711	1,608,662
Marathon Petroleum Corp.	67,473	4,753,473
Murphy Oil Corp.	16,599	528,844
Newfield Exploration Co. (a)	12,719	256,924
Noble Energy, Inc.	47,792	1,187,631
Occidental Petroleum Corp.	77,195	5,177,469
ONEOK, Inc.	24,060	1,578,336
Parsley Energy, Inc. Class A (a)	7,969	186,634
PBF Energy, Inc. Class A	11,886	497,429
Phillips 66 Co.	42,385	4,358,026
Pioneer Natural Resources Co.	7,527	1,108,501
QEP Resources, Inc. (a)	22,981	204,761
Range Resources Corp.	21,146	335,164
SM Energy Co.	11,190	272,365
Targa Resources Corp.	22,158	1,144,904
The Williams Companies, Inc.	121,654	2,959,842
Valero Energy Corp.	43,080	3,924,157
Whiting Petroleum Corp. (a)	8,857	330,366
WPX Energy, Inc. (a)	39,691	636,644
		118,497,887

TOTAL ENERGY		130,022,053

FINANCIALS - 23.0%
Banks - 11.4%
Associated Banc-Corp.	16,123	373,731
Bank of America Corp.	935,948	25,738,570
Bank of Hawaii Corp.	4,477	351,176
Bank of the Ozarks, Inc.	12,131	331,904
BankUnited, Inc.	9,935	328,849
BB&T Corp.	77,803	3,824,795
BOK Financial Corp.	2,331	199,837
CIT Group, Inc.	12,487	591,634
Citigroup, Inc.	253,128	16,569,759
Citizens Financial Group, Inc.	47,716	1,782,193
Comerica, Inc.	15,893	1,296,233
Commerce Bancshares, Inc.	9,661	614,440
Cullen/Frost Bankers, Inc.	5,373	526,124
East West Bancorp, Inc.	12,934	678,259
Fifth Third Bancorp	67,481	1,821,312
First Citizen Bancshares, Inc.	788	336,184
First Hawaiian, Inc.	10,343	256,300
First Horizon National Corp.	31,613	510,234
First Republic Bank	15,950	1,451,291
FNB Corp., Pennsylvania	33,674	398,363
Huntington Bancshares, Inc.	115,407	1,653,782
JPMorgan Chase & Co.	336,127	36,644,555
KeyCorp	105,248	1,911,304
M&T Bank Corp.	14,377	2,378,100
PacWest Bancorp	12,145	493,330
Peoples United Financial, Inc.	38,768	607,107
Pinnacle Financial Partners, Inc.	4,275	223,583
PNC Financial Services Group, Inc.	46,721	6,003,181
Popular, Inc.	10,006	520,412
Prosperity Bancshares, Inc.	7,544	490,586
Regions Financial Corp.	110,437	1,874,116
Signature Bank	2,019	221,888
Sterling Bancorp	21,952	394,697
SunTrust Banks, Inc.	46,233	2,896,960
SVB Financial Group (a)	1,245	295,351
Synovus Financial Corp.	11,443	429,799
TCF Financial Corp.	16,125	336,690
Texas Capital Bancshares, Inc. (a)	1,555	101,433
U.S. Bancorp	154,549	8,078,276
Umpqua Holdings Corp.	22,835	438,432
Webster Financial Corp.	8,741	514,320
Wells Fargo & Co.	436,379	23,228,454
Western Alliance Bancorp. (a)	4,000	192,960
Wintrust Financial Corp.	6,491	494,225
Zions Bancorporation	18,901	889,292
		149,294,021
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	5,296	601,943
Ameriprise Financial, Inc.	11,899	1,514,029
Bank of New York Mellon Corp.	93,123	4,407,512
BGC Partners, Inc. Class A	27,300	289,107
BlackRock, Inc. Class A	12,393	5,098,728
Brighthouse Financial, Inc. (a)	11,791	467,277
Cboe Global Markets, Inc.	787	88,813
CME Group, Inc.	31,075	5,694,183
E*TRADE Financial Corp.	20,028	989,784
Franklin Resources, Inc.	31,366	956,663
Goldman Sachs Group, Inc.	35,605	8,024,299
Interactive Brokers Group, Inc.	514	25,397
IntercontinentalExchange, Inc.	27,595	2,125,919
Invesco Ltd.	40,310	875,130
Lazard Ltd. Class A	1,105	43,913
Legg Mason, Inc.	8,143	229,795
Morgan Stanley	123,875	5,656,133
Northern Trust Corp.	15,089	1,419,422
Raymond James Financial, Inc.	9,282	711,837
State Street Corp.	35,263	2,424,331
T. Rowe Price Group, Inc.	1,792	173,806
The NASDAQ OMX Group, Inc.	11,513	998,292
		42,816,313
Consumer Finance - 0.9%
Ally Financial, Inc.	42,541	1,080,967
American Express Co.	22,646	2,326,424
Capital One Financial Corp.	44,058	3,934,379
Credit Acceptance Corp. (a)	102	43,291
Discover Financial Services	19,150	1,334,181
Navient Corp.	25,010	289,616
OneMain Holdings, Inc. (a)	6,781	193,394
Santander Consumer U.S.A. Holdings, Inc.	9,834	184,388
SLM Corp. (a)	45,072	457,030
Synchrony Financial	48,715	1,406,889
		11,250,559
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	13,767	279,332
Berkshire Hathaway, Inc. Class B (a)	170,100	34,918,128
Jefferies Financial Group, Inc.	30,057	645,324
Linde PLC	23,510	3,890,200
Voya Financial, Inc.	15,682	686,244
		40,419,228
Insurance - 4.0%
AFLAC, Inc.	76,645	3,301,100
Alleghany Corp.	1,264	759,260
Allstate Corp.	34,779	3,329,046
American Financial Group, Inc.	7,531	753,326
American International Group, Inc.	76,591	3,162,442
American National Insurance Co.	912	112,395
Arch Capital Group Ltd. (a)	32,187	913,145
Arthur J. Gallagher & Co.	18,555	1,373,256
Aspen Insurance Holdings Ltd.	5,939	248,725
Assurant, Inc.	5,167	502,284
Assured Guaranty Ltd.	10,740	429,385
Athene Holding Ltd. (a)	15,709	718,215
Axis Capital Holdings Ltd.	7,272	405,705
Brown & Brown, Inc.	22,202	625,652
Chubb Ltd.	46,616	5,822,805
Cincinnati Financial Corp.	15,304	1,203,507
CNA Financial Corp.	2,902	125,860
Erie Indemnity Co. Class A	619	80,278
Everest Re Group Ltd.	2,469	537,896
First American Financial Corp.	10,775	477,656
FNF Group	26,082	872,443
Hanover Insurance Group, Inc.	4,232	471,360
Hartford Financial Services Group, Inc.	35,659	1,619,632
Lincoln National Corp.	22,231	1,338,084
Loews Corp.	27,662	1,287,943
Markel Corp. (a)	1,238	1,353,431
Marsh & McLennan Companies, Inc.	26,993	2,287,657
Mercury General Corp.	2,674	158,595
MetLife, Inc.	84,783	3,492,212
Old Republic International Corp.	28,250	622,913
Principal Financial Group, Inc.	28,307	1,332,410
Prudential Financial, Inc.	42,369	3,973,365
Reinsurance Group of America, Inc.	6,384	908,890
RenaissanceRe Holdings Ltd.	3,574	436,600
The Travelers Companies, Inc.	21,901	2,740,472
Torchmark Corp.	10,399	880,379
Unum Group	20,840	755,658
W.R. Berkley Corp.	9,683	734,940
White Mountains Insurance Group Ltd.	307	272,208
Willis Group Holdings PLC	13,159	1,883,842
		52,304,972
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	49,105	876,033
Annaly Capital Management, Inc.	127,896	1,262,334
Chimera Investment Corp.	17,809	331,247
MFA Financial, Inc.	43,033	298,219
New Residential Investment Corp.	34,699	620,418
Starwood Property Trust, Inc.	27,057	587,678
Two Harbors Investment Corp.	24,591	361,242
		4,337,171
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	46,823	448,564
TFS Financial Corp.	4,631	68,122
		516,686

TOTAL FINANCIALS		300,938,950

HEALTH CARE - 15.2%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	352	22,197
Alexion Pharmaceuticals, Inc. (a)	3,633	407,150
Alnylam Pharmaceuticals, Inc. (a)	1,103	88,714
Amgen, Inc.	3,863	744,748
Biogen, Inc. (a)	1,100	334,697
bluebird bio, Inc. (a)	1,690	193,843
Gilead Sciences, Inc.	33,207	2,264,053
United Therapeutics Corp. (a)	4,289	475,479
		4,530,881
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	172,026	11,859,472
Baxter International, Inc.	44,785	2,799,510
Becton, Dickinson & Co.	24,232	5,585,476
Boston Scientific Corp. (a)	31,945	1,154,492
Danaher Corp.	62,203	6,182,978
Dentsply Sirona, Inc.	22,126	766,223
Hill-Rom Holdings, Inc.	2,392	201,119
Hologic, Inc. (a)	26,862	1,047,349
Integra LifeSciences Holdings Corp. (a)	1,422	76,177
Medtronic PLC	136,025	12,217,766
Steris PLC	8,420	920,390
Teleflex, Inc.	3,684	886,886
The Cooper Companies, Inc.	4,067	1,050,547
West Pharmaceutical Services, Inc.	5,616	594,847
Zimmer Biomet Holdings, Inc.	20,364	2,313,147
		47,656,379
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)(b)	8,608	357,232
Aetna, Inc.	20,514	4,069,978
Anthem, Inc.	26,166	7,210,565
Cardinal Health, Inc.	31,100	1,573,660
Centene Corp. (a)	2,311	301,170
Cigna Corp.	14,308	3,059,193
CVS Health Corp.	102,238	7,401,009
DaVita HealthCare Partners, Inc. (a)	6,476	436,094
Express Scripts Holding Co. (a)	51,837	5,026,634
HCA Holdings, Inc.	7,923	1,057,958
Henry Schein, Inc. (a)	13,077	1,085,391
Humana, Inc.	703	225,248
Laboratory Corp. of America Holdings (a)	9,599	1,541,119
McKesson Corp.	17,742	2,213,492
MEDNAX, Inc. (a)	9,163	378,340
Molina Healthcare, Inc. (a)	952	120,685
Premier, Inc. (a)	3,675	165,375
Quest Diagnostics, Inc.	13,545	1,274,720
Universal Health Services, Inc. Class B	8,296	1,008,462
Wellcare Health Plans, Inc. (a)	332	91,629
		38,597,954
Health Care Technology - 0.1%
Cerner Corp. (a)	17,653	1,011,164
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	32,511	2,106,388
Bio-Rad Laboratories, Inc. Class A (a)	2,095	571,621
Bruker Corp.	6,204	194,371
Charles River Laboratories International, Inc. (a)	1,359	165,553
PerkinElmer, Inc.	10,919	944,275
QIAGEN NV (a)	22,153	804,154
Quintiles Transnational Holdings, Inc. (a)	16,291	2,002,653
Thermo Fisher Scientific, Inc.	37,918	8,859,541
Waters Corp. (a)	538	102,053
		15,750,609
Pharmaceuticals - 6.9%
Allergan PLC	34,092	5,386,877
Bristol-Myers Squibb Co.	76,991	3,891,125
Catalent, Inc. (a)	10,947	441,602
Eli Lilly & Co.	36,816	3,992,327
Jazz Pharmaceuticals PLC (a)	459	72,898
Johnson & Johnson	221,284	30,977,547
Merck & Co., Inc.	249,648	18,376,589
Mylan NV (a)	51,174	1,599,188
Perrigo Co. PLC	12,759	896,958
Pfizer, Inc.	583,125	25,109,363
		90,744,474

TOTAL HEALTH CARE		198,291,461

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Arconic, Inc.	43,423	882,790
Curtiss-Wright Corp.	4,149	454,150
General Dynamics Corp.	14,339	2,474,625
Hexcel Corp.	6,742	394,542
Huntington Ingalls Industries, Inc.	700	152,936
L3 Technologies, Inc.	7,845	1,486,392
Lockheed Martin Corp.	2,124	624,137
Rockwell Collins, Inc.	14,208	1,818,908
Teledyne Technologies, Inc. (a)	3,513	777,357
Textron, Inc.	20,918	1,121,832
United Technologies Corp.	75,255	9,347,424
		19,535,093
Airlines - 0.6%
Alaska Air Group, Inc.	12,125	744,718
American Airlines Group, Inc.	41,443	1,453,820
Copa Holdings SA Class A	3,049	220,839
Delta Air Lines, Inc.	47,898	2,621,458
JetBlue Airways Corp. (a)	31,243	522,695
Southwest Airlines Co.	15,265	749,512
United Continental Holdings, Inc. (a)	24,627	2,105,855
		8,418,897
Building Products - 0.4%
Allegion PLC	1,734	148,656
Fortune Brands Home & Security, Inc.	8,173	366,396
Johnson Controls International PLC	93,257	2,981,426
Lennox International, Inc.	153	32,266
Masco Corp.	9,413	282,390
Owens Corning	11,096	524,508
Resideo Technologies, Inc. (a)	4,720	99,356
USG Corp. (a)	8,135	343,460
		4,778,458
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	5,303	360,816
KAR Auction Services, Inc.	1,045	59,502
Republic Services, Inc.	20,472	1,487,905
Stericycle, Inc. (a)	8,349	417,200
Waste Management, Inc.	6,466	578,513
		2,903,936
Construction & Engineering - 0.2%
AECOM (a)	16,402	477,954
Fluor Corp.	13,971	612,768
Jacobs Engineering Group, Inc.	12,964	973,467
Quanta Services, Inc. (a)	10,581	330,127
Valmont Industries, Inc.	2,114	262,791
		2,657,107
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,027	505,952
AMETEK, Inc.	18,629	1,249,633
Eaton Corp. PLC	43,958	3,150,470
Emerson Electric Co.	18,142	1,231,479
Fortive Corp.	2,569	190,748
GrafTech International Ltd.	6,318	112,966
Hubbell, Inc. Class B	1,870	190,179
Regal Beloit Corp.	4,217	302,359
Sensata Technologies, Inc. PLC (a)	7,502	351,844
		7,285,630
Industrial Conglomerates - 1.4%
3M Co.	9,466	1,801,001
Carlisle Companies, Inc.	6,000	579,540
General Electric Co.	866,728	8,753,953
Honeywell International, Inc.	28,322	4,101,592
ITT, Inc.	8,494	428,947
Roper Technologies, Inc.	8,246	2,332,793
		17,997,826
Machinery - 1.2%
AGCO Corp.	6,920	387,797
Apergy Corp. (a)	7,879	307,202
Caterpillar, Inc.	4,775	579,303
Colfax Corp. (a)	8,461	237,162
Crane Co.	5,100	443,904
Cummins, Inc.	9,870	1,349,130
Donaldson Co., Inc.	926	47,485
Dover Corp.	15,047	1,246,493
Flowserve Corp.	13,028	597,985
Gardner Denver Holdings, Inc. (a)	7,211	195,130
Gates Industrial Corp. PLC (a)	4,753	71,533
IDEX Corp.	490	62,142
Ingersoll-Rand PLC	11,238	1,078,174
Middleby Corp. (a)	2,185	245,376
Nordson Corp.	465	57,042
Oshkosh Corp.	7,145	401,120
PACCAR, Inc.	34,316	1,963,218
Parker Hannifin Corp.	10,846	1,644,579
Pentair PLC	15,942	640,071
Snap-On, Inc.	5,601	862,218
Stanley Black & Decker, Inc.	15,443	1,799,418
Terex Corp.	6,934	231,526
Timken Co.	6,619	261,781
Trinity Industries, Inc.	14,388	410,777
Wabtec Corp. (b)	5,533	453,817
Xylem, Inc.	8,079	529,821
		16,104,204
Marine - 0.0%
Kirby Corp. (a)	5,826	419,122
Professional Services - 0.4%
Dun & Bradstreet Corp.	2,138	304,195
Equifax, Inc.	8,817	894,396
IHS Markit Ltd. (a)	38,262	2,009,903
Manpower, Inc.	6,625	505,421
Nielsen Holdings PLC	35,583	924,446
		4,638,361
Road & Rail - 0.9%
AMERCO	685	223,639
CSX Corp.	43,364	2,986,045
Genesee & Wyoming, Inc. Class A (a)	4,475	354,554
Kansas City Southern	10,095	1,029,286
Knight-Swift Transportation Holdings, Inc. Class A (b)	13,582	434,624
Norfolk Southern Corp.	28,510	4,784,833
Ryder System, Inc.	5,037	278,596
Schneider National, Inc. Class B	4,443	97,168
Union Pacific Corp.	6,089	890,334
		11,079,079
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	8,664	330,098
HD Supply Holdings, Inc. (a)	13,085	491,603
MSC Industrial Direct Co., Inc. Class A	2,486	201,515
Univar, Inc. (a)	9,331	229,729
Watsco, Inc.	609	90,242
WESCO International, Inc. (a)	4,494	225,509
		1,568,696
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	7,646	282,520

TOTAL INDUSTRIALS		97,668,929

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.0%
Arris International PLC (a)	16,973	422,119
Cisco Systems, Inc.	473,298	21,653,384
CommScope Holding Co., Inc. (a)	19,210	462,193
EchoStar Holding Corp. Class A (a)	4,510	182,881
Juniper Networks, Inc.	34,177	1,000,361
Motorola Solutions, Inc.	14,537	1,781,655
		25,502,593
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	11,042	85,465
Arrow Electronics, Inc. (a)	9,136	618,599
Avnet, Inc.	11,772	471,704
Coherent, Inc. (a)	619	76,224
Corning, Inc.	80,790	2,581,241
Dell Technologies, Inc. (a)	18,687	1,689,118
Dolby Laboratories, Inc. Class A	6,171	424,627
FLIR Systems, Inc.	12,113	560,953
Jabil, Inc.	16,708	413,189
Keysight Technologies, Inc. (a)	18,654	1,064,770
Littelfuse, Inc.	350	63,406
National Instruments Corp.	2,140	104,796
Trimble, Inc. (a)	25,375	948,518
		9,102,610
IT Services - 1.1%
Akamai Technologies, Inc. (a)	861	62,207
Amdocs Ltd.	14,343	907,482
Booz Allen Hamilton Holding Corp. Class A	774	38,344
Cognizant Technology Solutions Corp. Class A	5,697	393,264
Conduent, Inc. (a)	19,267	368,000
CoreLogic, Inc. (a)	3,227	131,081
DXC Technology Co.	28,086	2,045,503
Euronet Worldwide, Inc. (a)	2,525	280,730
Fidelity National Information Services, Inc.	30,423	3,167,034
Genpact Ltd.	9,550	261,766
IBM Corp.	25,955	2,995,986
Leidos Holdings, Inc.	14,180	918,580
Sabre Corp.	4,626	114,031
Teradata Corp. (a)	3,699	134,644
The Western Union Co.	33,182	598,603
Worldpay, Inc. (a)	27,451	2,521,100
		14,938,355
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	31,281	2,618,533
Broadcom, Inc.	17,398	3,888,279
Cypress Semiconductor Corp.	11,909	154,102
First Solar, Inc. (a)	8,202	342,844
Intel Corp.	464,144	21,759,071
Marvell Technology Group Ltd.	39,472	647,736
Micron Technology, Inc. (a)	25,044	944,660
NXP Semiconductors NV	32,577	2,442,949
Qorvo, Inc. (a)	12,578	924,609
Qualcomm, Inc.	149,091	9,376,333
Skyworks Solutions, Inc.	5,281	458,180
Teradyne, Inc.	15,772	543,345
		44,100,641
Software - 1.7%
Aspen Technology, Inc. (a)	564	47,878
Autodesk, Inc. (a)	3,439	444,491
CA Technologies, Inc.	31,305	1,388,690
FireEye, Inc. (a)	6,029	111,476
LogMeIn, Inc.	1,856	159,839
Microsoft Corp.	40,325	4,307,113
Nuance Communications, Inc. (a)	28,105	488,746
Oracle Corp.	254,489	12,429,243
SS&C Technologies Holdings, Inc.	1,484	75,921
Symantec Corp.	61,821	1,122,051
Synopsys, Inc. (a)	13,473	1,206,238
		21,781,686
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	152,679	2,328,355
HP, Inc.	161,597	3,900,952
NCR Corp. (a)	1,709	45,887
Western Digital Corp.	30,073	1,295,244
Xerox Corp.	22,059	614,784
		8,185,222

TOTAL INFORMATION TECHNOLOGY		123,611,107

MATERIALS - 3.6%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	21,947	3,387,519
Albemarle Corp. U.S. (b)	10,799	1,071,477
Ashland Global Holdings, Inc.	6,276	464,298
Axalta Coating Systems Ltd. (a)	13,025	321,457
Cabot Corp.	6,254	304,445
Celanese Corp. Class A	4,862	471,322
CF Industries Holdings, Inc.	23,339	1,120,972
DowDuPont, Inc.	233,495	12,590,050
Eastman Chemical Co.	14,249	1,116,409
Ecolab, Inc.	13,999	2,143,947
FMC Corp.	7,977	622,844
Huntsman Corp.	21,959	480,463
International Flavors & Fragrances, Inc.	5,317	769,157
LyondellBasell Industries NV Class A	16,810	1,500,629
NewMarket Corp.	45	17,368
Olin Corp.	16,547	334,249
Platform Specialty Products Corp. (a)	11,471	124,116
PPG Industries, Inc.	22,922	2,408,873
RPM International, Inc.	10,357	633,538
The Mosaic Co.	35,014	1,083,333
The Scotts Miracle-Gro Co. Class A	2,053	137,017
Valvoline, Inc.	19,172	381,906
W.R. Grace & Co.	1,836	118,954
Westlake Chemical Corp.	192	13,690
		31,618,033
Construction Materials - 0.1%
Eagle Materials, Inc.	588	43,418
Martin Marietta Materials, Inc.	612	104,823
nVent Electric PLC	16,081	392,698
Vulcan Materials Co.	857	86,677
		627,616
Containers & Packaging - 0.5%
Aptargroup, Inc.	6,215	633,681
Ardagh Group SA	1,817	23,948
Ball Corp.	33,975	1,522,080
Bemis Co., Inc.	8,949	409,596
Berry Global Group, Inc. (a)	7,027	306,518
Graphic Packaging Holding Co.	25,534	281,129
International Paper Co.	36,225	1,643,166
Owens-Illinois, Inc. (a)	16,167	253,337
Sealed Air Corp.	7,276	235,451
Silgan Holdings, Inc.	5,187	124,644
Sonoco Products Co.	9,786	534,120
WestRock Co.	25,500	1,095,735
		7,063,405
Metals & Mining - 0.6%
Alcoa Corp. (a)	18,648	652,494
Freeport-McMoRan, Inc.	145,742	1,697,894
Newmont Mining Corp.	53,660	1,659,167
Nucor Corp.	31,747	1,876,883
Reliance Steel & Aluminum Co.	7,066	557,649
Royal Gold, Inc.	3,812	292,114
Steel Dynamics, Inc.	19,520	772,992
United States Steel Corp.	17,423	462,232
		7,971,425
Paper & Forest Products - 0.0%
Domtar Corp.	6,067	280,963

TOTAL MATERIALS		47,561,442

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	9,778	1,195,165
American Campus Communities, Inc.	13,935	550,572
American Homes 4 Rent Class A	25,237	531,744
Apartment Investment & Management Co. Class A	14,953	643,577
Apple Hospitality (REIT), Inc.	21,949	354,915
AvalonBay Communities, Inc.	13,902	2,438,133
Boston Properties, Inc.	15,515	1,873,591
Brandywine Realty Trust (SBI)	16,489	231,835
Brixmor Property Group, Inc.	29,246	473,785
Brookfield Property REIT, Inc. Class A	14,797	285,434
Camden Property Trust (SBI)	9,506	858,107
Colony NorthStar, Inc.	44,166	259,254
Columbia Property Trust, Inc.	11,441	256,850
Corporate Office Properties Trust (SBI)	10,689	276,204
Crown Castle International Corp.	10,217	1,110,997
CubeSmart	19,184	555,952
CyrusOne, Inc.	10,432	555,295
DDR Corp.	14,797	183,927
Digital Realty Trust, Inc.	20,510	2,117,863
Douglas Emmett, Inc.	16,740	605,821
Duke Realty Corp.	35,653	982,953
Empire State Realty Trust, Inc.	12,567	199,313
EPR Properties	7,080	486,679
Equity Commonwealth	11,572	344,614
Equity Residential (SBI)	36,036	2,340,899
Essex Property Trust, Inc.	6,551	1,642,860
Extra Space Storage, Inc.	1,774	159,766
Federal Realty Investment Trust (SBI)	7,164	888,694
Forest City Realty Trust, Inc. Class A	20,733	521,642
Gaming & Leisure Properties	12,402	417,823
HCP, Inc.	46,828	1,290,111
Healthcare Trust of America, Inc.	21,661	568,818
Highwoods Properties, Inc. (SBI)	10,190	434,502
Hospitality Properties Trust (SBI)	16,527	423,422
Host Hotels & Resorts, Inc.	73,477	1,404,145
Hudson Pacific Properties, Inc.	13,178	399,293
Invitation Homes, Inc.	29,792	651,849
Iron Mountain, Inc.	33,219	1,016,834
JBG SMITH Properties	10,013	375,287
Kilroy Realty Corp.	9,916	683,014
Kimco Realty Corp.	40,528	652,096
Lamar Advertising Co. Class A	837	61,369
Liberty Property Trust (SBI)	15,245	638,308
Life Storage, Inc.	4,248	399,992
Medical Properties Trust, Inc.	37,960	564,086
Mid-America Apartment Communities, Inc.	11,333	1,107,347
National Retail Properties, Inc.	17,840	834,020
Omega Healthcare Investors, Inc.	17,966	599,166
Outfront Media, Inc.	13,377	237,040
Paramount Group, Inc.	19,671	281,099
Park Hotels & Resorts, Inc.	20,426	593,784
Prologis, Inc.	62,967	4,059,482
Rayonier, Inc.	12,319	372,034
Realty Income Corp.	29,399	1,771,878
Regency Centers Corp.	14,965	948,182
Retail Properties America, Inc.	20,951	257,069
Senior Housing Properties Trust (SBI)	22,437	360,563
Simon Property Group, Inc.	2,517	461,920
SL Green Realty Corp.	8,302	757,641
Spirit Realty Capital, Inc.	41,180	322,028
Store Capital Corp.	18,543	538,303
Sun Communities, Inc.	8,214	825,261
The Macerich Co.	13,298	686,443
UDR, Inc.	27,011	1,058,561
Uniti Group, Inc.	15,867	303,694
Ventas, Inc.	35,647	2,068,952
VEREIT, Inc.	94,906	695,661
Vornado Realty Trust	17,204	1,171,248
Weingarten Realty Investors (SBI)	11,455	322,115
Welltower, Inc.	37,234	2,460,050
Weyerhaeuser Co.	75,867	2,020,338
WP Carey, Inc.	10,773	711,126
		58,732,395
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	16,881	680,135
Howard Hughes Corp. (a)	2,217	247,240
Jones Lang LaSalle, Inc.	4,536	599,931
Realogy Holdings Corp. (b)	12,729	242,742
Retail Value, Inc. (a)	1,479	41,427
VICI Properties, Inc.	38,353	828,041
		2,639,516

TOTAL REAL ESTATE		61,371,911

UTILITIES - 5.9%
Electric Utilities - 3.6%
Alliant Energy Corp.	23,156	995,245
American Electric Power Co., Inc.	49,450	3,627,652
Duke Energy Corp.	72,237	5,968,943
Edison International	31,762	2,203,965
Entergy Corp.	17,980	1,509,421
Evergy, Inc.	27,353	1,531,494
Eversource Energy	31,885	2,017,045
Exelon Corp.	96,628	4,233,273
FirstEnergy Corp.	50,625	1,887,300
Hawaiian Electric Industries, Inc.	11,150	415,895
NextEra Energy, Inc.	47,232	8,147,520
OGE Energy Corp.	19,596	708,395
PG&E Corp.	51,648	2,417,643
Pinnacle West Capital Corp.	11,229	923,585
PPL Corp.	69,804	2,122,042
Southern Co.	101,730	4,580,902
Vistra Energy Corp. (a)	40,727	921,652
Xcel Energy, Inc.	51,194	2,509,018
		46,720,990
Gas Utilities - 0.2%
Atmos Energy Corp.	10,805	1,005,729
National Fuel Gas Co.	8,076	438,446
UGI Corp.	17,261	915,869
		2,360,044
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	31,041	1,123,374
The AES Corp.	65,485	954,771
		2,078,145
Multi-Utilities - 1.8%
Ameren Corp.	24,228	1,564,644
Avangrid, Inc.	5,404	254,042
CenterPoint Energy, Inc.	49,619	1,340,209
CMS Energy Corp.	28,204	1,396,662
Consolidated Edison, Inc.	31,195	2,370,820
Dominion Resources, Inc.	65,340	4,666,583
DTE Energy Co.	18,106	2,035,114
MDU Resources Group, Inc.	19,449	485,447
NiSource, Inc.	36,688	930,408
Public Service Enterprise Group, Inc.	50,616	2,704,413
SCANA Corp.	14,122	565,586
Sempra Energy	27,808	3,062,217
Vectren Corp.	8,320	595,130
WEC Energy Group, Inc.	31,687	2,167,391
		24,138,666
Water Utilities - 0.2%
American Water Works Co., Inc.	18,001	1,593,629
Aqua America, Inc.	17,513	569,698
		2,163,327

TOTAL UTILITIES		77,461,172

TOTAL COMMON STOCKS
(Cost $1,265,866,723)		1,298,871,208
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $797,128)	800,000	796,893
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.23% (d)	5,204,060	$5,205,101
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	7,535,702	7,536,455
TOTAL MONEY MARKET FUNDS
(Cost $12,741,556)		12,741,556
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,279,405,407)		1,312,409,657
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,249,422)
NET ASSETS - 100%		$1,307,160,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	61	Dec. 2018	$8,268,855	$(2,908)	$(2,908)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $7,271,043.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,559.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,856
Fidelity Securities Lending Cash Central Fund	9,293
Total	$66,149

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$92,211,101	$92,211,101	$--	$--
Consumer Discretionary	68,910,285	68,910,285	--	--
Consumer Staples	100,822,797	100,822,797	--	--
Energy	130,022,053	130,022,053	--	--
Financials	300,938,950	300,938,950	--	--
Health Care	198,291,461	198,291,461	--	--
Industrials	97,668,929	97,668,929	--	--
Information Technology	123,611,107	123,611,107	--	--
Materials	47,561,442	47,561,442	--	--
Real Estate	61,371,911	61,371,911	--	--
Utilities	77,461,172	77,461,172	--	--
U.S. Government and Government Agency Obligations	796,893	--	796,893	--
Money Market Funds	12,741,556	12,741,556	--	--
Total Investments in Securities:	$1,312,409,657	$1,311,612,764	$796,893	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,908)	$(2,908)	$--	$--
Total Liabilities	$(2,908)	$(2,908)	$--	$--
Total Derivative Instruments:	$(2,908)	$(2,908)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,908)
Total Equity Risk	0	(2,908)
Total Value of Derivatives	$0	$(2,908)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,401,314) — See accompanying schedule: Unaffiliated issuers (cost $1,266,663,851)	$1,299,668,101
Fidelity Central Funds (cost $12,741,556)	12,741,556
Total Investment in Securities (cost $1,279,405,407)		$1,312,409,657
Receivable for fund shares sold		2,804,584
Dividends receivable		1,533,421
Distributions receivable from Fidelity Central Funds		11,812
Receivable for daily variation margin on futures contracts		69,307
Total assets		1,316,828,781
Liabilities
Payable to custodian bank	$1,830
Payable for fund shares redeemed	2,091,496
Accrued management fee	38,671
Collateral on securities loaned	7,536,549
Total liabilities		9,668,546
Net Assets		$1,307,160,235
Net Assets consist of:
Paid in capital		$1,261,827,002
Total distributable earnings (loss)		45,333,233
Net Assets		$1,307,160,235
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($11,257,276 ÷ 944,860 shares)		$11.91
Premium Class:
Net Asset Value, offering price and redemption price per share ($469,580,542 ÷ 39,404,090 shares)		$11.92
Institutional Class:
Net Asset Value, offering price and redemption price per share ($168,959,907 ÷ 14,177,596 shares)		$11.92
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($657,362,510 ÷ 55,159,716 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$16,579,204
Interest		5,437
Income from Fidelity Central Funds		66,149
Total income		16,650,790
Expenses
Management fee	$217,434
Transfer agent fees	22,889
Independent trustees' fees and expenses	2,723
Commitment fees	1,491
Total expenses before reductions	244,537
Expense reductions	(379)
Total expenses after reductions		244,158
Net investment income (loss)		16,406,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(819,782)
Fidelity Central Funds	(248)
Futures contracts	264,783
Total net realized gain (loss)		(555,247)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,869,091)
Futures contracts	(51,298)
Total change in net unrealized appreciation (depreciation)		(10,920,389)
Net gain (loss)		(11,475,636)
Net increase (decrease) in net assets resulting from operations		$4,930,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,406,632	$17,679,067
Net realized gain (loss)	(555,247)	4,186,264
Change in net unrealized appreciation (depreciation)	(10,920,389)	24,868,089
Net increase (decrease) in net assets resulting from operations	4,930,996	46,733,420
Distributions to shareholders	(7,186,576)	–
Distributions to shareholders from net investment income	–	(13,578,990)
Distributions to shareholders from net realized gain	–	(4,928,496)
Total distributions	(7,186,576)	(18,507,486)
Share transactions - net increase (decrease)	290,447,335	589,308,601
Total increase (decrease) in net assets	288,191,755	617,534,535
Net Assets
Beginning of period	1,018,968,480	401,433,945
End of period	$1,307,160,235	$1,018,968,480
Other Information
Undistributed net investment income end of period		$6,064,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.26	.22
Net realized and unrealized gain (loss)	(.04)	.59	1.11
Total from investment operations	.12	.85	1.33
Distributions from net investment income	(.06)	(.19)	(.05)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.27)C	(.05)
Net asset value, end of period	$11.91	$11.86	$11.28
Total ReturnD,E	.97%	7.49%	13.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.18%	.21%H
Expenses net of fee waivers, if any	.09%H	.18%	.21%H
Expenses net of all reductions	.09%H	.18%	.21%H
Net investment income (loss)	2.59%H	2.21%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,257	$8,918	$2,520
Portfolio turnover rateI	26%H	12%	23%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.073 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.24
Net realized and unrealized gain (loss)	(.03)	.57	1.11
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.10%	7.53%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%G
Expenses net of fee waivers, if any	.04%G	.05%	.07%G
Expenses net of all reductions	.04%G	.05%	.07%G
Net investment income (loss)	2.64%G	2.33%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$469,581	$464,509	$228,016
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.24
Net realized and unrealized gain (loss)	(.03)	.57	1.11
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.11%	7.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.06%G
Expenses net of fee waivers, if any	.04%G	.04%	.06%G
Expenses net of all reductions	.04%G	.04%	.06%G
Net investment income (loss)	2.64%G	2.34%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$168,960	$190,000	$168,469
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.23
Net realized and unrealized gain (loss)	(.03)	.57	1.12
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.11%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.05%G
Net investment income (loss)	2.65%G	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$657,363	$355,541	$2,429
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Large Cap Value Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$113,264,647
Gross unrealized depreciation	(90,276,532)
Net unrealized appreciation (depreciation)	$22,988,115
Tax cost	$1,289,418,634

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,691,217 and $160,675,706, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,474.06
Premium Class	17,926.01
Institutional Class	2,489	–(b)
	$22,889

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,491 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,293. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $379.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$38,931	$–
Premium Class	2,888,445	–
Institutional Class	1,154,749	–
Institutional Premium Class	3,104,451	–
Total	$7,186,576	$–
From net investment income
Investor Class	$–	$64,116
Premium Class	–	5,850,167
Institutional Class	–	5,182,373
Institutional Premium Class	–	2,482,334
Total	$–	$13,578,990
From net realized gain
Investor Class	$–	$24,869
Premium Class	–	2,121,701
Institutional Class	–	1,789,068
Institutional Premium Class	–	992,858
Total	$–	$4,928,496

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Investor Class
Shares sold	802,383	1,241,883	$9,795,486	$14,866,357
Reinvestment of distributions	2,961	7,178	36,000	86,553
Shares redeemed	(612,646)	(720,288)	(7,434,657)	(8,568,340)
Net increase (decrease)	192,698	528,773	$2,396,829	$6,384,570
Premium Class
Shares sold	9,997,372	25,844,397	$122,855,786	$306,355,191
Reinvestment of distributions	216,278	635,232	2,629,934	7,657,716
Shares redeemed	(9,971,014)	(7,518,571)	(120,590,130)	(88,867,102)
Net increase (decrease)	242,636	18,961,058	$4,895,590	$225,145,805
Institutional Class
Shares sold	4,491,414	23,789,700	$54,534,175	$273,719,619
Reinvestment of distributions	55,632	452,159	676,482	5,421,971
Shares redeemed	(6,387,117)	(23,148,547)	(78,021,712)	(275,545,382)
Net increase (decrease)	(1,840,071)	1,093,312	$(22,811,055)	$3,596,208
Institutional Premium Class
Shares sold	27,088,426	32,190,828	$329,285,947	$384,221,061
Reinvestment of distributions	238,470	282,156	2,899,792	3,439,170
Shares redeemed	(2,140,147)	(2,715,241)	(26,219,768)	(33,478,213)
Net increase (decrease)	25,186,749	29,757,743	$305,965,971	$354,182,018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.09%
Actual		$1,000.00	$1,009.70	$.46-C
Hypothetical-D		$1,000.00	$1,024.75	$.46-C
Premium Class	.04%
Actual		$1,000.00	$1,011.00	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.04%
Actual		$1,000.00	$1,011.10	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,011.10	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .04% and the expenses paid in the actual and hypothetical examples above would have been $.20 and $.20, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Value Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for the shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-SANN-1218
1.9879608.102

Fidelity® Large Cap Value Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	2.8
Berkshire Hathaway, Inc. Class B	2.7
Exxon Mobil Corp.	2.6
Johnson & Johnson	2.4
Bank of America Corp.	2.0
Pfizer, Inc.	1.9
Verizon Communications, Inc.	1.8
Wells Fargo & Co.	1.8
AT&T, Inc.	1.7
Procter & Gamble Co.	1.7
21.4

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	23.0
Health Care	15.2
Energy	9.9
Information Technology	9.5
Consumer Staples	7.7
Industrials	7.5
Communication Services	7.1
Utilities	5.9
Consumer Discretionary	5.3
Real Estate	4.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.6%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	730,671	$22,416,986
CenturyLink, Inc.	96,256	1,986,724
Verizon Communications, Inc.	415,728	23,733,912
		48,137,622
Entertainment - 1.3%
Cinemark Holdings, Inc.	10,825	449,995
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	18,402	608,738
Liberty Media Class A (a)	4,680	148,309
Liberty SiriusXM Series A (a)	6,833	281,793
Liberty SiriusXM Series C (a)	18,225	752,146
Lions Gate Entertainment Corp.:
Class A	3,241	62,098
Class B	10,351	184,144
Take-Two Interactive Software, Inc. (a)	4,553	586,745
The Madison Square Garden Co. (a)	1,644	454,763
The Walt Disney Co.	42,601	4,891,873
Twenty-First Century Fox, Inc.:
Class A	102,566	4,668,804
Class B	51,416	2,322,975
Viacom, Inc.:
Class A	3,899	137,908
Class B (non-vtg.)	32,310	1,033,274
Zynga, Inc. (a)	75,322	274,172
		16,857,737
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	1,959	79,085
Class C (a)	2,771	111,560
		190,645
Media - 2.0%
Charter Communications, Inc. Class A (a)	5,149	1,649,585
Comcast Corp. Class A	459,444	17,523,194
Discovery Communications, Inc.:
Class A (a)(b)	18,946	613,661
Class C (non-vtg.) (a)	30,921	906,295
DISH Network Corp. Class A (a)	22,117	679,877
GCI Liberty, Inc. (a)	9,980	472,353
Interpublic Group of Companies, Inc.	34,295	794,272
John Wiley & Sons, Inc. Class A	4,230	229,435
Liberty Broadband Corp.:
Class A (a)	3,730	308,807
Class C (a)	9,514	788,996
News Corp.:
Class A	39,105	515,795
Class B	11,154	148,794
Omnicom Group, Inc.	7,422	551,603
Tribune Media Co. Class A	8,847	336,274
		25,518,941
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	65,901	403,314
T-Mobile U.S., Inc. (a)	10,834	742,671
Telephone & Data Systems, Inc.	9,631	296,924
U.S. Cellular Corp. (a)	1,324	63,247
		1,506,156

TOTAL COMMUNICATION SERVICES		92,211,101

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Adient PLC (b)	9,022	274,449
Aptiv PLC	3,483	267,494
BorgWarner, Inc.	21,467	846,014
Gentex Corp.	9,393	197,723
Lear Corp.	5,880	781,452
The Goodyear Tire & Rubber Co.	23,695	499,017
Visteon Corp. (a)	923	72,954
		2,939,103
Automobiles - 0.7%
Ford Motor Co.	393,210	3,755,156
General Motors Co.	131,888	4,825,782
Harley-Davidson, Inc.	16,699	638,236
Thor Industries, Inc.	759	52,857
		9,272,031
Distributors - 0.2%
Genuine Parts Co.	14,370	1,407,110
LKQ Corp. (a)	26,823	731,463
		2,138,573
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,054	121,115
Graham Holdings Co.	409	237,649
H&R Block, Inc.	16,798	445,819
Service Corp. International	9,456	392,140
		1,196,723
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	24,178	868,474
Caesars Entertainment Corp. (a)(b)	59,082	507,514
Carnival Corp.	40,523	2,270,909
Darden Restaurants, Inc.	6,085	648,357
Extended Stay America, Inc. unit	8,001	130,256
Hyatt Hotels Corp. Class A	4,396	304,203
International Game Technology PLC	9,411	174,574
Las Vegas Sands Corp.	13,958	712,277
McDonald's Corp.	62,959	11,137,447
MGM Mirage, Inc.	46,154	1,231,389
Norwegian Cruise Line Holdings Ltd. (a)	20,172	888,980
Royal Caribbean Cruises Ltd.	16,664	1,745,221
U.S. Foods Holding Corp. (a)	20,345	593,464
Yum China Holdings, Inc.	33,764	1,218,205
Yum! Brands, Inc.	22,475	2,031,965
		24,463,235
Household Durables - 0.4%
D.R. Horton, Inc.	13,712	493,084
Garmin Ltd.	11,427	756,010
Leggett & Platt, Inc.	12,598	457,433
Lennar Corp.:
Class A	12,586	540,946
Class B	1,399	50,042
Mohawk Industries, Inc. (a)	6,151	767,214
Newell Brands, Inc.	43,979	698,387
PulteGroup, Inc.	17,150	421,376
Toll Brothers, Inc.	8,152	274,396
Whirlpool Corp.	6,844	751,197
		5,210,085
Internet & Direct Marketing Retail - 0.2%
eBay, Inc. (a)	73,828	2,143,227
Liberty Interactive Corp. QVC Group Series A (a)	42,835	939,800
		3,083,027
Leisure Products - 0.1%
Brunswick Corp.	7,964	414,048
Hasbro, Inc.	2,669	244,774
Mattel, Inc. (a)(b)	26,582	360,984
		1,019,806
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	19,475	1,641,743
Kohl's Corp.	16,937	1,282,639
Macy's, Inc.	30,684	1,052,154
Target Corp.	54,011	4,516,940
		8,493,476
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	4,958	792,090
AutoNation, Inc. (a)	5,544	224,421
AutoZone, Inc. (a)	353	258,915
Best Buy Co., Inc.	18,072	1,267,932
CarMax, Inc. (a)	7,258	492,891
Dick's Sporting Goods, Inc.	7,445	263,330
Foot Locker, Inc.	11,718	552,387
Gap, Inc.	20,574	561,670
L Brands, Inc.	18,448	598,084
Michaels Companies, Inc. (a)(b)	9,384	148,736
Penske Automotive Group, Inc.	3,398	150,803
Tiffany & Co., Inc.	10,153	1,130,029
Williams-Sonoma, Inc.	6,203	368,334
		6,809,622
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	2,609	235,541
Garrett Motion, Inc. (a)	2,781	42,188
Michael Kors Holdings Ltd. (a)	6,429	356,231
PVH Corp.	7,616	919,937
Ralph Lauren Corp.	5,523	715,836
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,153	204,361
Tapestry, Inc.	23,420	990,900
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,646	102,723
Class C (non-vtg.) (a)(b)	5,010	99,348
VF Corp.	7,451	617,539
		4,284,604

TOTAL CONSUMER DISCRETIONARY		68,910,285

CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	17,645	1,129,280
PepsiCo, Inc.	16,045	1,803,137
The Coca-Cola Co.	86,081	4,121,558
		7,053,975
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	3,579	451,348
Kroger Co.	79,871	2,376,961
Walgreens Boots Alliance, Inc.	85,168	6,793,851
Walmart, Inc.	143,424	14,382,559
		24,004,719
Food Products - 2.1%
Archer Daniels Midland Co.	56,158	2,653,466
Bunge Ltd.	14,025	866,745
Campbell Soup Co. (b)	5,835	218,287
Conagra Brands, Inc.	47,757	1,700,149
Flowers Foods, Inc.	18,098	349,472
General Mills, Inc.	56,383	2,469,575
Hormel Foods Corp. (b)	27,172	1,185,786
Ingredion, Inc.	7,184	726,877
Kellogg Co.	12,357	809,136
Lamb Weston Holdings, Inc.	14,619	1,142,621
McCormick & Co., Inc. (non-vtg.)	11,430	1,645,920
Mondelez International, Inc.	145,615	6,112,918
Pilgrim's Pride Corp. (a)	5,104	90,137
Post Holdings, Inc. (a)	2,704	239,088
Seaboard Corp.	25	96,625
The Hain Celestial Group, Inc. (a)	9,753	242,655
The Hershey Co.	1,376	147,438
The J.M. Smucker Co.	10,958	1,186,971
The Kraft Heinz Co.	60,762	3,340,087
TreeHouse Foods, Inc. (a)	5,206	237,185
Tyson Foods, Inc. Class A	29,154	1,746,908
		27,208,046
Household Products - 2.1%
Church & Dwight Co., Inc.	4,075	241,933
Clorox Co.	1,655	245,685
Colgate-Palmolive Co.	69,558	4,142,179
Energizer Holdings, Inc.	2,558	150,334
Kimberly-Clark Corp.	4,560	475,608
Procter & Gamble Co.	250,091	22,178,070
Spectrum Brands Holdings, Inc.	2,153	139,837
		27,573,646
Personal Products - 0.1%
Coty, Inc. Class A	46,461	490,164
Herbalife Nutrition Ltd. (a)	9,130	486,264
Nu Skin Enterprises, Inc. Class A	3,733	262,131
		1,238,559
Tobacco - 1.1%
Philip Morris International, Inc.	156,056	13,743,852

TOTAL CONSUMER STAPLES		100,822,797

ENERGY - 9.9%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	41,082	1,096,479
Helmerich & Payne, Inc.	10,591	659,713
Nabors Industries Ltd.	32,877	163,399
National Oilwell Varco, Inc.	38,342	1,410,986
Patterson-UTI Energy, Inc.	21,525	358,176
RPC, Inc.	3,899	58,017
Schlumberger Ltd.	139,792	7,172,728
Transocean Ltd. (United States) (a)(b)	42,750	470,678
Weatherford International PLC (a)(b)	99,252	133,990
		11,524,166
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	34,125	1,815,450
Antero Resources Corp. (a)	11,215	178,206
Apache Corp.	35,909	1,358,437
Cabot Oil & Gas Corp.	11,290	273,557
Centennial Resource Development, Inc. Class A (a)(b)	18,324	351,088
Cheniere Energy, Inc. (a)	7,320	442,201
Chesapeake Energy Corp. (a)(b)	89,691	314,815
Chevron Corp.	191,642	21,396,829
Cimarex Energy Co.	8,158	648,316
CNX Resources Corp. (a)	21,239	332,390
Concho Resources, Inc. (a)	16,903	2,351,038
ConocoPhillips Co.	118,072	8,253,233
Continental Resources, Inc. (a)	4,505	237,323
Devon Energy Corp.	52,004	1,684,930
Diamondback Energy, Inc.	7,226	811,913
Energen Corp. (a)	8,656	622,972
EOG Resources, Inc.	51,745	5,450,818
EQT Corp.	26,394	896,604
Extraction Oil & Gas, Inc. (a)	11,525	92,085
Exxon Mobil Corp.	426,017	33,945,035
Hess Corp.	26,569	1,525,061
HollyFrontier Corp.	16,124	1,087,403
Kinder Morgan, Inc.	190,957	3,250,088
Kosmos Energy Ltd. (a)	19,717	127,963
Marathon Oil Corp.	84,711	1,608,662
Marathon Petroleum Corp.	67,473	4,753,473
Murphy Oil Corp.	16,599	528,844
Newfield Exploration Co. (a)	12,719	256,924
Noble Energy, Inc.	47,792	1,187,631
Occidental Petroleum Corp.	77,195	5,177,469
ONEOK, Inc.	24,060	1,578,336
Parsley Energy, Inc. Class A (a)	7,969	186,634
PBF Energy, Inc. Class A	11,886	497,429
Phillips 66 Co.	42,385	4,358,026
Pioneer Natural Resources Co.	7,527	1,108,501
QEP Resources, Inc. (a)	22,981	204,761
Range Resources Corp.	21,146	335,164
SM Energy Co.	11,190	272,365
Targa Resources Corp.	22,158	1,144,904
The Williams Companies, Inc.	121,654	2,959,842
Valero Energy Corp.	43,080	3,924,157
Whiting Petroleum Corp. (a)	8,857	330,366
WPX Energy, Inc. (a)	39,691	636,644
		118,497,887

TOTAL ENERGY		130,022,053

FINANCIALS - 23.0%
Banks - 11.4%
Associated Banc-Corp.	16,123	373,731
Bank of America Corp.	935,948	25,738,570
Bank of Hawaii Corp.	4,477	351,176
Bank of the Ozarks, Inc.	12,131	331,904
BankUnited, Inc.	9,935	328,849
BB&T Corp.	77,803	3,824,795
BOK Financial Corp.	2,331	199,837
CIT Group, Inc.	12,487	591,634
Citigroup, Inc.	253,128	16,569,759
Citizens Financial Group, Inc.	47,716	1,782,193
Comerica, Inc.	15,893	1,296,233
Commerce Bancshares, Inc.	9,661	614,440
Cullen/Frost Bankers, Inc.	5,373	526,124
East West Bancorp, Inc.	12,934	678,259
Fifth Third Bancorp	67,481	1,821,312
First Citizen Bancshares, Inc.	788	336,184
First Hawaiian, Inc.	10,343	256,300
First Horizon National Corp.	31,613	510,234
First Republic Bank	15,950	1,451,291
FNB Corp., Pennsylvania	33,674	398,363
Huntington Bancshares, Inc.	115,407	1,653,782
JPMorgan Chase & Co.	336,127	36,644,555
KeyCorp	105,248	1,911,304
M&T Bank Corp.	14,377	2,378,100
PacWest Bancorp	12,145	493,330
Peoples United Financial, Inc.	38,768	607,107
Pinnacle Financial Partners, Inc.	4,275	223,583
PNC Financial Services Group, Inc.	46,721	6,003,181
Popular, Inc.	10,006	520,412
Prosperity Bancshares, Inc.	7,544	490,586
Regions Financial Corp.	110,437	1,874,116
Signature Bank	2,019	221,888
Sterling Bancorp	21,952	394,697
SunTrust Banks, Inc.	46,233	2,896,960
SVB Financial Group (a)	1,245	295,351
Synovus Financial Corp.	11,443	429,799
TCF Financial Corp.	16,125	336,690
Texas Capital Bancshares, Inc. (a)	1,555	101,433
U.S. Bancorp	154,549	8,078,276
Umpqua Holdings Corp.	22,835	438,432
Webster Financial Corp.	8,741	514,320
Wells Fargo & Co.	436,379	23,228,454
Western Alliance Bancorp. (a)	4,000	192,960
Wintrust Financial Corp.	6,491	494,225
Zions Bancorporation	18,901	889,292
		149,294,021
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	5,296	601,943
Ameriprise Financial, Inc.	11,899	1,514,029
Bank of New York Mellon Corp.	93,123	4,407,512
BGC Partners, Inc. Class A	27,300	289,107
BlackRock, Inc. Class A	12,393	5,098,728
Brighthouse Financial, Inc. (a)	11,791	467,277
Cboe Global Markets, Inc.	787	88,813
CME Group, Inc.	31,075	5,694,183
E*TRADE Financial Corp.	20,028	989,784
Franklin Resources, Inc.	31,366	956,663
Goldman Sachs Group, Inc.	35,605	8,024,299
Interactive Brokers Group, Inc.	514	25,397
IntercontinentalExchange, Inc.	27,595	2,125,919
Invesco Ltd.	40,310	875,130
Lazard Ltd. Class A	1,105	43,913
Legg Mason, Inc.	8,143	229,795
Morgan Stanley	123,875	5,656,133
Northern Trust Corp.	15,089	1,419,422
Raymond James Financial, Inc.	9,282	711,837
State Street Corp.	35,263	2,424,331
T. Rowe Price Group, Inc.	1,792	173,806
The NASDAQ OMX Group, Inc.	11,513	998,292
		42,816,313
Consumer Finance - 0.9%
Ally Financial, Inc.	42,541	1,080,967
American Express Co.	22,646	2,326,424
Capital One Financial Corp.	44,058	3,934,379
Credit Acceptance Corp. (a)	102	43,291
Discover Financial Services	19,150	1,334,181
Navient Corp.	25,010	289,616
OneMain Holdings, Inc. (a)	6,781	193,394
Santander Consumer U.S.A. Holdings, Inc.	9,834	184,388
SLM Corp. (a)	45,072	457,030
Synchrony Financial	48,715	1,406,889
		11,250,559
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	13,767	279,332
Berkshire Hathaway, Inc. Class B (a)	170,100	34,918,128
Jefferies Financial Group, Inc.	30,057	645,324
Linde PLC	23,510	3,890,200
Voya Financial, Inc.	15,682	686,244
		40,419,228
Insurance - 4.0%
AFLAC, Inc.	76,645	3,301,100
Alleghany Corp.	1,264	759,260
Allstate Corp.	34,779	3,329,046
American Financial Group, Inc.	7,531	753,326
American International Group, Inc.	76,591	3,162,442
American National Insurance Co.	912	112,395
Arch Capital Group Ltd. (a)	32,187	913,145
Arthur J. Gallagher & Co.	18,555	1,373,256
Aspen Insurance Holdings Ltd.	5,939	248,725
Assurant, Inc.	5,167	502,284
Assured Guaranty Ltd.	10,740	429,385
Athene Holding Ltd. (a)	15,709	718,215
Axis Capital Holdings Ltd.	7,272	405,705
Brown & Brown, Inc.	22,202	625,652
Chubb Ltd.	46,616	5,822,805
Cincinnati Financial Corp.	15,304	1,203,507
CNA Financial Corp.	2,902	125,860
Erie Indemnity Co. Class A	619	80,278
Everest Re Group Ltd.	2,469	537,896
First American Financial Corp.	10,775	477,656
FNF Group	26,082	872,443
Hanover Insurance Group, Inc.	4,232	471,360
Hartford Financial Services Group, Inc.	35,659	1,619,632
Lincoln National Corp.	22,231	1,338,084
Loews Corp.	27,662	1,287,943
Markel Corp. (a)	1,238	1,353,431
Marsh & McLennan Companies, Inc.	26,993	2,287,657
Mercury General Corp.	2,674	158,595
MetLife, Inc.	84,783	3,492,212
Old Republic International Corp.	28,250	622,913
Principal Financial Group, Inc.	28,307	1,332,410
Prudential Financial, Inc.	42,369	3,973,365
Reinsurance Group of America, Inc.	6,384	908,890
RenaissanceRe Holdings Ltd.	3,574	436,600
The Travelers Companies, Inc.	21,901	2,740,472
Torchmark Corp.	10,399	880,379
Unum Group	20,840	755,658
W.R. Berkley Corp.	9,683	734,940
White Mountains Insurance Group Ltd.	307	272,208
Willis Group Holdings PLC	13,159	1,883,842
		52,304,972
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	49,105	876,033
Annaly Capital Management, Inc.	127,896	1,262,334
Chimera Investment Corp.	17,809	331,247
MFA Financial, Inc.	43,033	298,219
New Residential Investment Corp.	34,699	620,418
Starwood Property Trust, Inc.	27,057	587,678
Two Harbors Investment Corp.	24,591	361,242
		4,337,171
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	46,823	448,564
TFS Financial Corp.	4,631	68,122
		516,686

TOTAL FINANCIALS		300,938,950

HEALTH CARE - 15.2%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	352	22,197
Alexion Pharmaceuticals, Inc. (a)	3,633	407,150
Alnylam Pharmaceuticals, Inc. (a)	1,103	88,714
Amgen, Inc.	3,863	744,748
Biogen, Inc. (a)	1,100	334,697
bluebird bio, Inc. (a)	1,690	193,843
Gilead Sciences, Inc.	33,207	2,264,053
United Therapeutics Corp. (a)	4,289	475,479
		4,530,881
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	172,026	11,859,472
Baxter International, Inc.	44,785	2,799,510
Becton, Dickinson & Co.	24,232	5,585,476
Boston Scientific Corp. (a)	31,945	1,154,492
Danaher Corp.	62,203	6,182,978
Dentsply Sirona, Inc.	22,126	766,223
Hill-Rom Holdings, Inc.	2,392	201,119
Hologic, Inc. (a)	26,862	1,047,349
Integra LifeSciences Holdings Corp. (a)	1,422	76,177
Medtronic PLC	136,025	12,217,766
Steris PLC	8,420	920,390
Teleflex, Inc.	3,684	886,886
The Cooper Companies, Inc.	4,067	1,050,547
West Pharmaceutical Services, Inc.	5,616	594,847
Zimmer Biomet Holdings, Inc.	20,364	2,313,147
		47,656,379
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)(b)	8,608	357,232
Aetna, Inc.	20,514	4,069,978
Anthem, Inc.	26,166	7,210,565
Cardinal Health, Inc.	31,100	1,573,660
Centene Corp. (a)	2,311	301,170
Cigna Corp.	14,308	3,059,193
CVS Health Corp.	102,238	7,401,009
DaVita HealthCare Partners, Inc. (a)	6,476	436,094
Express Scripts Holding Co. (a)	51,837	5,026,634
HCA Holdings, Inc.	7,923	1,057,958
Henry Schein, Inc. (a)	13,077	1,085,391
Humana, Inc.	703	225,248
Laboratory Corp. of America Holdings (a)	9,599	1,541,119
McKesson Corp.	17,742	2,213,492
MEDNAX, Inc. (a)	9,163	378,340
Molina Healthcare, Inc. (a)	952	120,685
Premier, Inc. (a)	3,675	165,375
Quest Diagnostics, Inc.	13,545	1,274,720
Universal Health Services, Inc. Class B	8,296	1,008,462
Wellcare Health Plans, Inc. (a)	332	91,629
		38,597,954
Health Care Technology - 0.1%
Cerner Corp. (a)	17,653	1,011,164
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	32,511	2,106,388
Bio-Rad Laboratories, Inc. Class A (a)	2,095	571,621
Bruker Corp.	6,204	194,371
Charles River Laboratories International, Inc. (a)	1,359	165,553
PerkinElmer, Inc.	10,919	944,275
QIAGEN NV (a)	22,153	804,154
Quintiles Transnational Holdings, Inc. (a)	16,291	2,002,653
Thermo Fisher Scientific, Inc.	37,918	8,859,541
Waters Corp. (a)	538	102,053
		15,750,609
Pharmaceuticals - 6.9%
Allergan PLC	34,092	5,386,877
Bristol-Myers Squibb Co.	76,991	3,891,125
Catalent, Inc. (a)	10,947	441,602
Eli Lilly & Co.	36,816	3,992,327
Jazz Pharmaceuticals PLC (a)	459	72,898
Johnson & Johnson	221,284	30,977,547
Merck & Co., Inc.	249,648	18,376,589
Mylan NV (a)	51,174	1,599,188
Perrigo Co. PLC	12,759	896,958
Pfizer, Inc.	583,125	25,109,363
		90,744,474

TOTAL HEALTH CARE		198,291,461

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Arconic, Inc.	43,423	882,790
Curtiss-Wright Corp.	4,149	454,150
General Dynamics Corp.	14,339	2,474,625
Hexcel Corp.	6,742	394,542
Huntington Ingalls Industries, Inc.	700	152,936
L3 Technologies, Inc.	7,845	1,486,392
Lockheed Martin Corp.	2,124	624,137
Rockwell Collins, Inc.	14,208	1,818,908
Teledyne Technologies, Inc. (a)	3,513	777,357
Textron, Inc.	20,918	1,121,832
United Technologies Corp.	75,255	9,347,424
		19,535,093
Airlines - 0.6%
Alaska Air Group, Inc.	12,125	744,718
American Airlines Group, Inc.	41,443	1,453,820
Copa Holdings SA Class A	3,049	220,839
Delta Air Lines, Inc.	47,898	2,621,458
JetBlue Airways Corp. (a)	31,243	522,695
Southwest Airlines Co.	15,265	749,512
United Continental Holdings, Inc. (a)	24,627	2,105,855
		8,418,897
Building Products - 0.4%
Allegion PLC	1,734	148,656
Fortune Brands Home & Security, Inc.	8,173	366,396
Johnson Controls International PLC	93,257	2,981,426
Lennox International, Inc.	153	32,266
Masco Corp.	9,413	282,390
Owens Corning	11,096	524,508
Resideo Technologies, Inc. (a)	4,720	99,356
USG Corp. (a)	8,135	343,460
		4,778,458
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	5,303	360,816
KAR Auction Services, Inc.	1,045	59,502
Republic Services, Inc.	20,472	1,487,905
Stericycle, Inc. (a)	8,349	417,200
Waste Management, Inc.	6,466	578,513
		2,903,936
Construction & Engineering - 0.2%
AECOM (a)	16,402	477,954
Fluor Corp.	13,971	612,768
Jacobs Engineering Group, Inc.	12,964	973,467
Quanta Services, Inc. (a)	10,581	330,127
Valmont Industries, Inc.	2,114	262,791
		2,657,107
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,027	505,952
AMETEK, Inc.	18,629	1,249,633
Eaton Corp. PLC	43,958	3,150,470
Emerson Electric Co.	18,142	1,231,479
Fortive Corp.	2,569	190,748
GrafTech International Ltd.	6,318	112,966
Hubbell, Inc. Class B	1,870	190,179
Regal Beloit Corp.	4,217	302,359
Sensata Technologies, Inc. PLC (a)	7,502	351,844
		7,285,630
Industrial Conglomerates - 1.4%
3M Co.	9,466	1,801,001
Carlisle Companies, Inc.	6,000	579,540
General Electric Co.	866,728	8,753,953
Honeywell International, Inc.	28,322	4,101,592
ITT, Inc.	8,494	428,947
Roper Technologies, Inc.	8,246	2,332,793
		17,997,826
Machinery - 1.2%
AGCO Corp.	6,920	387,797
Apergy Corp. (a)	7,879	307,202
Caterpillar, Inc.	4,775	579,303
Colfax Corp. (a)	8,461	237,162
Crane Co.	5,100	443,904
Cummins, Inc.	9,870	1,349,130
Donaldson Co., Inc.	926	47,485
Dover Corp.	15,047	1,246,493
Flowserve Corp.	13,028	597,985
Gardner Denver Holdings, Inc. (a)	7,211	195,130
Gates Industrial Corp. PLC (a)	4,753	71,533
IDEX Corp.	490	62,142
Ingersoll-Rand PLC	11,238	1,078,174
Middleby Corp. (a)	2,185	245,376
Nordson Corp.	465	57,042
Oshkosh Corp.	7,145	401,120
PACCAR, Inc.	34,316	1,963,218
Parker Hannifin Corp.	10,846	1,644,579
Pentair PLC	15,942	640,071
Snap-On, Inc.	5,601	862,218
Stanley Black & Decker, Inc.	15,443	1,799,418
Terex Corp.	6,934	231,526
Timken Co.	6,619	261,781
Trinity Industries, Inc.	14,388	410,777
Wabtec Corp. (b)	5,533	453,817
Xylem, Inc.	8,079	529,821
		16,104,204
Marine - 0.0%
Kirby Corp. (a)	5,826	419,122
Professional Services - 0.4%
Dun & Bradstreet Corp.	2,138	304,195
Equifax, Inc.	8,817	894,396
IHS Markit Ltd. (a)	38,262	2,009,903
Manpower, Inc.	6,625	505,421
Nielsen Holdings PLC	35,583	924,446
		4,638,361
Road & Rail - 0.9%
AMERCO	685	223,639
CSX Corp.	43,364	2,986,045
Genesee & Wyoming, Inc. Class A (a)	4,475	354,554
Kansas City Southern	10,095	1,029,286
Knight-Swift Transportation Holdings, Inc. Class A (b)	13,582	434,624
Norfolk Southern Corp.	28,510	4,784,833
Ryder System, Inc.	5,037	278,596
Schneider National, Inc. Class B	4,443	97,168
Union Pacific Corp.	6,089	890,334
		11,079,079
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	8,664	330,098
HD Supply Holdings, Inc. (a)	13,085	491,603
MSC Industrial Direct Co., Inc. Class A	2,486	201,515
Univar, Inc. (a)	9,331	229,729
Watsco, Inc.	609	90,242
WESCO International, Inc. (a)	4,494	225,509
		1,568,696
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	7,646	282,520

TOTAL INDUSTRIALS		97,668,929

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.0%
Arris International PLC (a)	16,973	422,119
Cisco Systems, Inc.	473,298	21,653,384
CommScope Holding Co., Inc. (a)	19,210	462,193
EchoStar Holding Corp. Class A (a)	4,510	182,881
Juniper Networks, Inc.	34,177	1,000,361
Motorola Solutions, Inc.	14,537	1,781,655
		25,502,593
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	11,042	85,465
Arrow Electronics, Inc. (a)	9,136	618,599
Avnet, Inc.	11,772	471,704
Coherent, Inc. (a)	619	76,224
Corning, Inc.	80,790	2,581,241
Dell Technologies, Inc. (a)	18,687	1,689,118
Dolby Laboratories, Inc. Class A	6,171	424,627
FLIR Systems, Inc.	12,113	560,953
Jabil, Inc.	16,708	413,189
Keysight Technologies, Inc. (a)	18,654	1,064,770
Littelfuse, Inc.	350	63,406
National Instruments Corp.	2,140	104,796
Trimble, Inc. (a)	25,375	948,518
		9,102,610
IT Services - 1.1%
Akamai Technologies, Inc. (a)	861	62,207
Amdocs Ltd.	14,343	907,482
Booz Allen Hamilton Holding Corp. Class A	774	38,344
Cognizant Technology Solutions Corp. Class A	5,697	393,264
Conduent, Inc. (a)	19,267	368,000
CoreLogic, Inc. (a)	3,227	131,081
DXC Technology Co.	28,086	2,045,503
Euronet Worldwide, Inc. (a)	2,525	280,730
Fidelity National Information Services, Inc.	30,423	3,167,034
Genpact Ltd.	9,550	261,766
IBM Corp.	25,955	2,995,986
Leidos Holdings, Inc.	14,180	918,580
Sabre Corp.	4,626	114,031
Teradata Corp. (a)	3,699	134,644
The Western Union Co.	33,182	598,603
Worldpay, Inc. (a)	27,451	2,521,100
		14,938,355
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	31,281	2,618,533
Broadcom, Inc.	17,398	3,888,279
Cypress Semiconductor Corp.	11,909	154,102
First Solar, Inc. (a)	8,202	342,844
Intel Corp.	464,144	21,759,071
Marvell Technology Group Ltd.	39,472	647,736
Micron Technology, Inc. (a)	25,044	944,660
NXP Semiconductors NV	32,577	2,442,949
Qorvo, Inc. (a)	12,578	924,609
Qualcomm, Inc.	149,091	9,376,333
Skyworks Solutions, Inc.	5,281	458,180
Teradyne, Inc.	15,772	543,345
		44,100,641
Software - 1.7%
Aspen Technology, Inc. (a)	564	47,878
Autodesk, Inc. (a)	3,439	444,491
CA Technologies, Inc.	31,305	1,388,690
FireEye, Inc. (a)	6,029	111,476
LogMeIn, Inc.	1,856	159,839
Microsoft Corp.	40,325	4,307,113
Nuance Communications, Inc. (a)	28,105	488,746
Oracle Corp.	254,489	12,429,243
SS&C Technologies Holdings, Inc.	1,484	75,921
Symantec Corp.	61,821	1,122,051
Synopsys, Inc. (a)	13,473	1,206,238
		21,781,686
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	152,679	2,328,355
HP, Inc.	161,597	3,900,952
NCR Corp. (a)	1,709	45,887
Western Digital Corp.	30,073	1,295,244
Xerox Corp.	22,059	614,784
		8,185,222

TOTAL INFORMATION TECHNOLOGY		123,611,107

MATERIALS - 3.6%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	21,947	3,387,519
Albemarle Corp. U.S. (b)	10,799	1,071,477
Ashland Global Holdings, Inc.	6,276	464,298
Axalta Coating Systems Ltd. (a)	13,025	321,457
Cabot Corp.	6,254	304,445
Celanese Corp. Class A	4,862	471,322
CF Industries Holdings, Inc.	23,339	1,120,972
DowDuPont, Inc.	233,495	12,590,050
Eastman Chemical Co.	14,249	1,116,409
Ecolab, Inc.	13,999	2,143,947
FMC Corp.	7,977	622,844
Huntsman Corp.	21,959	480,463
International Flavors & Fragrances, Inc.	5,317	769,157
LyondellBasell Industries NV Class A	16,810	1,500,629
NewMarket Corp.	45	17,368
Olin Corp.	16,547	334,249
Platform Specialty Products Corp. (a)	11,471	124,116
PPG Industries, Inc.	22,922	2,408,873
RPM International, Inc.	10,357	633,538
The Mosaic Co.	35,014	1,083,333
The Scotts Miracle-Gro Co. Class A	2,053	137,017
Valvoline, Inc.	19,172	381,906
W.R. Grace & Co.	1,836	118,954
Westlake Chemical Corp.	192	13,690
		31,618,033
Construction Materials - 0.1%
Eagle Materials, Inc.	588	43,418
Martin Marietta Materials, Inc.	612	104,823
nVent Electric PLC	16,081	392,698
Vulcan Materials Co.	857	86,677
		627,616
Containers & Packaging - 0.5%
Aptargroup, Inc.	6,215	633,681
Ardagh Group SA	1,817	23,948
Ball Corp.	33,975	1,522,080
Bemis Co., Inc.	8,949	409,596
Berry Global Group, Inc. (a)	7,027	306,518
Graphic Packaging Holding Co.	25,534	281,129
International Paper Co.	36,225	1,643,166
Owens-Illinois, Inc. (a)	16,167	253,337
Sealed Air Corp.	7,276	235,451
Silgan Holdings, Inc.	5,187	124,644
Sonoco Products Co.	9,786	534,120
WestRock Co.	25,500	1,095,735
		7,063,405
Metals & Mining - 0.6%
Alcoa Corp. (a)	18,648	652,494
Freeport-McMoRan, Inc.	145,742	1,697,894
Newmont Mining Corp.	53,660	1,659,167
Nucor Corp.	31,747	1,876,883
Reliance Steel & Aluminum Co.	7,066	557,649
Royal Gold, Inc.	3,812	292,114
Steel Dynamics, Inc.	19,520	772,992
United States Steel Corp.	17,423	462,232
		7,971,425
Paper & Forest Products - 0.0%
Domtar Corp.	6,067	280,963

TOTAL MATERIALS		47,561,442

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	9,778	1,195,165
American Campus Communities, Inc.	13,935	550,572
American Homes 4 Rent Class A	25,237	531,744
Apartment Investment & Management Co. Class A	14,953	643,577
Apple Hospitality (REIT), Inc.	21,949	354,915
AvalonBay Communities, Inc.	13,902	2,438,133
Boston Properties, Inc.	15,515	1,873,591
Brandywine Realty Trust (SBI)	16,489	231,835
Brixmor Property Group, Inc.	29,246	473,785
Brookfield Property REIT, Inc. Class A	14,797	285,434
Camden Property Trust (SBI)	9,506	858,107
Colony NorthStar, Inc.	44,166	259,254
Columbia Property Trust, Inc.	11,441	256,850
Corporate Office Properties Trust (SBI)	10,689	276,204
Crown Castle International Corp.	10,217	1,110,997
CubeSmart	19,184	555,952
CyrusOne, Inc.	10,432	555,295
DDR Corp.	14,797	183,927
Digital Realty Trust, Inc.	20,510	2,117,863
Douglas Emmett, Inc.	16,740	605,821
Duke Realty Corp.	35,653	982,953
Empire State Realty Trust, Inc.	12,567	199,313
EPR Properties	7,080	486,679
Equity Commonwealth	11,572	344,614
Equity Residential (SBI)	36,036	2,340,899
Essex Property Trust, Inc.	6,551	1,642,860
Extra Space Storage, Inc.	1,774	159,766
Federal Realty Investment Trust (SBI)	7,164	888,694
Forest City Realty Trust, Inc. Class A	20,733	521,642
Gaming & Leisure Properties	12,402	417,823
HCP, Inc.	46,828	1,290,111
Healthcare Trust of America, Inc.	21,661	568,818
Highwoods Properties, Inc. (SBI)	10,190	434,502
Hospitality Properties Trust (SBI)	16,527	423,422
Host Hotels & Resorts, Inc.	73,477	1,404,145
Hudson Pacific Properties, Inc.	13,178	399,293
Invitation Homes, Inc.	29,792	651,849
Iron Mountain, Inc.	33,219	1,016,834
JBG SMITH Properties	10,013	375,287
Kilroy Realty Corp.	9,916	683,014
Kimco Realty Corp.	40,528	652,096
Lamar Advertising Co. Class A	837	61,369
Liberty Property Trust (SBI)	15,245	638,308
Life Storage, Inc.	4,248	399,992
Medical Properties Trust, Inc.	37,960	564,086
Mid-America Apartment Communities, Inc.	11,333	1,107,347
National Retail Properties, Inc.	17,840	834,020
Omega Healthcare Investors, Inc.	17,966	599,166
Outfront Media, Inc.	13,377	237,040
Paramount Group, Inc.	19,671	281,099
Park Hotels & Resorts, Inc.	20,426	593,784
Prologis, Inc.	62,967	4,059,482
Rayonier, Inc.	12,319	372,034
Realty Income Corp.	29,399	1,771,878
Regency Centers Corp.	14,965	948,182
Retail Properties America, Inc.	20,951	257,069
Senior Housing Properties Trust (SBI)	22,437	360,563
Simon Property Group, Inc.	2,517	461,920
SL Green Realty Corp.	8,302	757,641
Spirit Realty Capital, Inc.	41,180	322,028
Store Capital Corp.	18,543	538,303
Sun Communities, Inc.	8,214	825,261
The Macerich Co.	13,298	686,443
UDR, Inc.	27,011	1,058,561
Uniti Group, Inc.	15,867	303,694
Ventas, Inc.	35,647	2,068,952
VEREIT, Inc.	94,906	695,661
Vornado Realty Trust	17,204	1,171,248
Weingarten Realty Investors (SBI)	11,455	322,115
Welltower, Inc.	37,234	2,460,050
Weyerhaeuser Co.	75,867	2,020,338
WP Carey, Inc.	10,773	711,126
		58,732,395
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	16,881	680,135
Howard Hughes Corp. (a)	2,217	247,240
Jones Lang LaSalle, Inc.	4,536	599,931
Realogy Holdings Corp. (b)	12,729	242,742
Retail Value, Inc. (a)	1,479	41,427
VICI Properties, Inc.	38,353	828,041
		2,639,516

TOTAL REAL ESTATE		61,371,911

UTILITIES - 5.9%
Electric Utilities - 3.6%
Alliant Energy Corp.	23,156	995,245
American Electric Power Co., Inc.	49,450	3,627,652
Duke Energy Corp.	72,237	5,968,943
Edison International	31,762	2,203,965
Entergy Corp.	17,980	1,509,421
Evergy, Inc.	27,353	1,531,494
Eversource Energy	31,885	2,017,045
Exelon Corp.	96,628	4,233,273
FirstEnergy Corp.	50,625	1,887,300
Hawaiian Electric Industries, Inc.	11,150	415,895
NextEra Energy, Inc.	47,232	8,147,520
OGE Energy Corp.	19,596	708,395
PG&E Corp.	51,648	2,417,643
Pinnacle West Capital Corp.	11,229	923,585
PPL Corp.	69,804	2,122,042
Southern Co.	101,730	4,580,902
Vistra Energy Corp. (a)	40,727	921,652
Xcel Energy, Inc.	51,194	2,509,018
		46,720,990
Gas Utilities - 0.2%
Atmos Energy Corp.	10,805	1,005,729
National Fuel Gas Co.	8,076	438,446
UGI Corp.	17,261	915,869
		2,360,044
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	31,041	1,123,374
The AES Corp.	65,485	954,771
		2,078,145
Multi-Utilities - 1.8%
Ameren Corp.	24,228	1,564,644
Avangrid, Inc.	5,404	254,042
CenterPoint Energy, Inc.	49,619	1,340,209
CMS Energy Corp.	28,204	1,396,662
Consolidated Edison, Inc.	31,195	2,370,820
Dominion Resources, Inc.	65,340	4,666,583
DTE Energy Co.	18,106	2,035,114
MDU Resources Group, Inc.	19,449	485,447
NiSource, Inc.	36,688	930,408
Public Service Enterprise Group, Inc.	50,616	2,704,413
SCANA Corp.	14,122	565,586
Sempra Energy	27,808	3,062,217
Vectren Corp.	8,320	595,130
WEC Energy Group, Inc.	31,687	2,167,391
		24,138,666
Water Utilities - 0.2%
American Water Works Co., Inc.	18,001	1,593,629
Aqua America, Inc.	17,513	569,698
		2,163,327

TOTAL UTILITIES		77,461,172

TOTAL COMMON STOCKS
(Cost $1,265,866,723)		1,298,871,208
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $797,128)	800,000	796,893
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.23% (d)	5,204,060	$5,205,101
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	7,535,702	7,536,455
TOTAL MONEY MARKET FUNDS
(Cost $12,741,556)		12,741,556
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,279,405,407)		1,312,409,657
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,249,422)
NET ASSETS - 100%		$1,307,160,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	61	Dec. 2018	$8,268,855	$(2,908)	$(2,908)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $7,271,043.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,559.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,856
Fidelity Securities Lending Cash Central Fund	9,293
Total	$66,149

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$92,211,101	$92,211,101	$--	$--
Consumer Discretionary	68,910,285	68,910,285	--	--
Consumer Staples	100,822,797	100,822,797	--	--
Energy	130,022,053	130,022,053	--	--
Financials	300,938,950	300,938,950	--	--
Health Care	198,291,461	198,291,461	--	--
Industrials	97,668,929	97,668,929	--	--
Information Technology	123,611,107	123,611,107	--	--
Materials	47,561,442	47,561,442	--	--
Real Estate	61,371,911	61,371,911	--	--
Utilities	77,461,172	77,461,172	--	--
U.S. Government and Government Agency Obligations	796,893	--	796,893	--
Money Market Funds	12,741,556	12,741,556	--	--
Total Investments in Securities:	$1,312,409,657	$1,311,612,764	$796,893	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,908)	$(2,908)	$--	$--
Total Liabilities	$(2,908)	$(2,908)	$--	$--
Total Derivative Instruments:	$(2,908)	$(2,908)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,908)
Total Equity Risk	0	(2,908)
Total Value of Derivatives	$0	$(2,908)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,401,314) — See accompanying schedule: Unaffiliated issuers (cost $1,266,663,851)	$1,299,668,101
Fidelity Central Funds (cost $12,741,556)	12,741,556
Total Investment in Securities (cost $1,279,405,407)		$1,312,409,657
Receivable for fund shares sold		2,804,584
Dividends receivable		1,533,421
Distributions receivable from Fidelity Central Funds		11,812
Receivable for daily variation margin on futures contracts		69,307
Total assets		1,316,828,781
Liabilities
Payable to custodian bank	$1,830
Payable for fund shares redeemed	2,091,496
Accrued management fee	38,671
Collateral on securities loaned	7,536,549
Total liabilities		9,668,546
Net Assets		$1,307,160,235
Net Assets consist of:
Paid in capital		$1,261,827,002
Total distributable earnings (loss)		45,333,233
Net Assets		$1,307,160,235
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($11,257,276 ÷ 944,860 shares)		$11.91
Premium Class:
Net Asset Value, offering price and redemption price per share ($469,580,542 ÷ 39,404,090 shares)		$11.92
Institutional Class:
Net Asset Value, offering price and redemption price per share ($168,959,907 ÷ 14,177,596 shares)		$11.92
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($657,362,510 ÷ 55,159,716 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$16,579,204
Interest		5,437
Income from Fidelity Central Funds		66,149
Total income		16,650,790
Expenses
Management fee	$217,434
Transfer agent fees	22,889
Independent trustees' fees and expenses	2,723
Commitment fees	1,491
Total expenses before reductions	244,537
Expense reductions	(379)
Total expenses after reductions		244,158
Net investment income (loss)		16,406,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(819,782)
Fidelity Central Funds	(248)
Futures contracts	264,783
Total net realized gain (loss)		(555,247)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,869,091)
Futures contracts	(51,298)
Total change in net unrealized appreciation (depreciation)		(10,920,389)
Net gain (loss)		(11,475,636)
Net increase (decrease) in net assets resulting from operations		$4,930,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,406,632	$17,679,067
Net realized gain (loss)	(555,247)	4,186,264
Change in net unrealized appreciation (depreciation)	(10,920,389)	24,868,089
Net increase (decrease) in net assets resulting from operations	4,930,996	46,733,420
Distributions to shareholders	(7,186,576)	–
Distributions to shareholders from net investment income	–	(13,578,990)
Distributions to shareholders from net realized gain	–	(4,928,496)
Total distributions	(7,186,576)	(18,507,486)
Share transactions - net increase (decrease)	290,447,335	589,308,601
Total increase (decrease) in net assets	288,191,755	617,534,535
Net Assets
Beginning of period	1,018,968,480	401,433,945
End of period	$1,307,160,235	$1,018,968,480
Other Information
Undistributed net investment income end of period		$6,064,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.26	.22
Net realized and unrealized gain (loss)	(.04)	.59	1.11
Total from investment operations	.12	.85	1.33
Distributions from net investment income	(.06)	(.19)	(.05)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.27)C	(.05)
Net asset value, end of period	$11.91	$11.86	$11.28
Total ReturnD,E	.97%	7.49%	13.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.18%	.21%H
Expenses net of fee waivers, if any	.09%H	.18%	.21%H
Expenses net of all reductions	.09%H	.18%	.21%H
Net investment income (loss)	2.59%H	2.21%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,257	$8,918	$2,520
Portfolio turnover rateI	26%H	12%	23%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.073 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.24
Net realized and unrealized gain (loss)	(.03)	.57	1.11
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.10%	7.53%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%G
Expenses net of fee waivers, if any	.04%G	.05%	.07%G
Expenses net of all reductions	.04%G	.05%	.07%G
Net investment income (loss)	2.64%G	2.33%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$469,581	$464,509	$228,016
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.24
Net realized and unrealized gain (loss)	(.03)	.57	1.11
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.11%	7.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.06%G
Expenses net of fee waivers, if any	.04%G	.04%	.06%G
Expenses net of all reductions	.04%G	.04%	.06%G
Net investment income (loss)	2.64%G	2.34%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$168,960	$190,000	$168,469
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28	.23
Net realized and unrealized gain (loss)	(.03)	.57	1.12
Total from investment operations	.13	.85	1.35
Distributions from net investment income	(.06)	(.21)	(.06)
Distributions from net realized gain	(.01)	(.07)	–
Total distributions	(.07)	(.28)	(.06)
Net asset value, end of period	$11.92	$11.86	$11.29
Total ReturnC,D	1.11%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.05%G
Net investment income (loss)	2.65%G	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$657,363	$355,541	$2,429
Portfolio turnover rateH	26%G	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

During the period, the Board of Trustees approved the consolidation of the Fund's publicly offered share classes into a single share class. The consolidation took place on November 9, 2018, and the surviving class is Fidelity Large Cap Value Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$113,264,647
Gross unrealized depreciation	(90,276,532)
Net unrealized appreciation (depreciation)	$22,988,115
Tax cost	$1,289,418,634

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,691,217 and $160,675,706, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,474.06
Premium Class	17,926.01
Institutional Class	2,489	–(b)
	$22,889

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,491 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,293. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $379.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$38,931	$–
Premium Class	2,888,445	–
Institutional Class	1,154,749	–
Institutional Premium Class	3,104,451	–
Total	$7,186,576	$–
From net investment income
Investor Class	$–	$64,116
Premium Class	–	5,850,167
Institutional Class	–	5,182,373
Institutional Premium Class	–	2,482,334
Total	$–	$13,578,990
From net realized gain
Investor Class	$–	$24,869
Premium Class	–	2,121,701
Institutional Class	–	1,789,068
Institutional Premium Class	–	992,858
Total	$–	$4,928,496

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2018	Year ended April 30, 2018	Six months ended October 31, 2018	Year ended April 30, 2018
Investor Class
Shares sold	802,383	1,241,883	$9,795,486	$14,866,357
Reinvestment of distributions	2,961	7,178	36,000	86,553
Shares redeemed	(612,646)	(720,288)	(7,434,657)	(8,568,340)
Net increase (decrease)	192,698	528,773	$2,396,829	$6,384,570
Premium Class
Shares sold	9,997,372	25,844,397	$122,855,786	$306,355,191
Reinvestment of distributions	216,278	635,232	2,629,934	7,657,716
Shares redeemed	(9,971,014)	(7,518,571)	(120,590,130)	(88,867,102)
Net increase (decrease)	242,636	18,961,058	$4,895,590	$225,145,805
Institutional Class
Shares sold	4,491,414	23,789,700	$54,534,175	$273,719,619
Reinvestment of distributions	55,632	452,159	676,482	5,421,971
Shares redeemed	(6,387,117)	(23,148,547)	(78,021,712)	(275,545,382)
Net increase (decrease)	(1,840,071)	1,093,312	$(22,811,055)	$3,596,208
Institutional Premium Class
Shares sold	27,088,426	32,190,828	$329,285,947	$384,221,061
Reinvestment of distributions	238,470	282,156	2,899,792	3,439,170
Shares redeemed	(2,140,147)	(2,715,241)	(26,219,768)	(33,478,213)
Net increase (decrease)	25,186,749	29,757,743	$305,965,971	$354,182,018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Investor Class	.09%
Actual		$1,000.00	$1,009.70	$.46-C
Hypothetical-D		$1,000.00	$1,024.75	$.46-C
Premium Class	.04%
Actual		$1,000.00	$1,011.00	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Class	.04%
Actual		$1,000.00	$1,011.10	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,011.10	$.20
Hypothetical-D		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the entire current period, the restated annualized expense ratio would have been .04% and the expenses paid in the actual and hypothetical examples above would have been $.20 and $.20, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Value Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

At its July 2018 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2018) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for the shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-I-SANN-1218
1.9879610.102

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Index Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Ross Stores, Inc.	0.5
Fidelity National Information Services, Inc.	0.5
Fiserv, Inc.	0.5
ServiceNow, Inc.	0.5
Edwards Lifesciences Corp.	0.4
Analog Devices, Inc.	0.4
Red Hat, Inc.	0.4
Sempra Energy	0.4
Dollar General Corp.	0.4
The Williams Companies, Inc.	0.4
4.4

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	17.7
Industrials	13.5
Financials	13.3
Consumer Discretionary	12.1
Health Care	9.9
Real Estate	8.8
Utilities	6.6
Materials	5.1
Energy	4.7
Consumer Staples	4.3

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.7%

 ** Not included in the pie chart

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	8,011	$165,347
Zayo Group Holdings, Inc. (a)	1,660	49,601
		214,948
Entertainment - 1.0%
Cinemark Holdings, Inc.	915	38,037
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,607	53,160
Liberty Media Class A (a)	275	8,715
Liberty SiriusXM Series A (a)	744	30,683
Liberty SiriusXM Series C (a)	1,376	56,788
Lions Gate Entertainment Corp.:
Class A	410	7,856
Class B	822	14,623
Live Nation Entertainment, Inc. (a)	1,160	60,668
Take-Two Interactive Software, Inc. (a)	950	122,427
The Madison Square Garden Co. (a)	154	42,599
Viacom, Inc.:
Class A	83	2,936
Class B (non-vtg.)	2,975	95,141
Zynga, Inc. (a)	6,534	23,784
		557,417
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	626	123,065
Match Group, Inc. (a)	428	22,136
TripAdvisor, Inc. (a)	871	45,414
Twitter, Inc. (a)	5,931	206,102
Zillow Group, Inc.:
Class A (a)	515	20,791
Class C (a)(b)	975	39,254
		456,762
Media - 1.5%
AMC Networks, Inc. Class A (a)	360	21,089
Cable One, Inc.	36	32,247
CBS Corp. Class B	2,769	158,802
Discovery Communications, Inc.:
Class A (a)(b)	1,401	45,378
Class C (non-vtg.) (a)	2,784	81,599
DISH Network Corp. Class A (a)	1,876	57,668
GCI Liberty, Inc. (a)	843	39,899
Interpublic Group of Companies, Inc.	3,218	74,529
John Wiley & Sons, Inc. Class A	377	20,448
Liberty Broadband Corp.:
Class A (a)	249	20,615
Class C (a)	841	69,744
News Corp.:
Class A	3,178	41,918
Class B	1,020	13,607
Omnicom Group, Inc.	1,865	138,607
Sirius XM Holdings, Inc.	10,863	65,395
Tribune Media Co. Class A	737	28,013
		909,558
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	5,443	33,311
Telephone & Data Systems, Inc.	821	25,311
U.S. Cellular Corp. (a)	113	5,398
		64,020

TOTAL COMMUNICATION SERVICES		2,202,705

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Adient PLC (b)	790	24,032
Aptiv PLC	2,214	170,035
BorgWarner, Inc.	1,740	68,573
Gentex Corp.	2,257	47,510
Lear Corp.	550	73,095
The Goodyear Tire & Rubber Co.	1,972	41,530
Visteon Corp. (a)	253	19,997
		444,772
Automobiles - 0.1%
Harley-Davidson, Inc.	1,408	53,814
Thor Industries, Inc.	420	29,249
		83,063
Distributors - 0.4%
Genuine Parts Co.	1,203	117,798
LKQ Corp. (a)	2,655	72,402
Pool Corp.	328	47,806
		238,006
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	472	54,238
Frontdoor, Inc. (a)	564	19,204
Graham Holdings Co.	36	20,918
Grand Canyon Education, Inc. (a)	396	49,381
H&R Block, Inc.	1,716	45,543
Service Corp. International	1,470	60,961
ServiceMaster Global Holdings, Inc. (a)	1,149	49,269
		299,514
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	2,056	73,852
Caesars Entertainment Corp. (a)(b)	4,960	42,606
Chipotle Mexican Grill, Inc. (a)	204	93,907
Choice Hotels International, Inc.	298	21,873
Darden Restaurants, Inc.	1,036	110,386
Domino's Pizza, Inc.	352	94,614
Dunkin' Brands Group, Inc.	692	50,212
Extended Stay America, Inc. unit	1,587	25,836
Hilton Grand Vacations, Inc. (a)	799	21,469
Hilton Worldwide Holdings, Inc.	2,354	167,534
Hyatt Hotels Corp. Class A	363	25,120
International Game Technology PLC	841	15,601
MGM Mirage, Inc.	4,230	112,856
Norwegian Cruise Line Holdings Ltd. (a)	1,686	74,302
Royal Caribbean Cruises Ltd.	1,404	147,041
Six Flags Entertainment Corp.	598	32,208
U.S. Foods Holding Corp. (a)	1,827	53,294
Vail Resorts, Inc.	338	84,946
Wendy's Co.	1,608	27,722
Wyndham Destinations, Inc.	819	29,386
Wyndham Hotels & Resorts, Inc.	818	40,319
Wynn Resorts Ltd.	859	86,415
Yum China Holdings, Inc.	3,090	111,487
		1,542,986
Household Durables - 1.1%
D.R. Horton, Inc.	2,903	104,392
Garmin Ltd.	949	62,786
Leggett & Platt, Inc.	1,097	39,832
Lennar Corp.:
Class A	2,369	101,820
Class B	169	6,045
Mohawk Industries, Inc. (a)	524	65,359
Newell Brands, Inc.	3,673	58,327
NVR, Inc. (a)	27	60,454
PulteGroup, Inc.	2,179	53,538
Tempur Sealy International, Inc. (a)	391	18,068
Toll Brothers, Inc.	1,186	39,921
Whirlpool Corp.	533	58,502
		669,044
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	1,011	126,810
GrubHub, Inc. (a)	751	69,648
Liberty Interactive Corp. QVC Group Series A (a)	3,576	78,457
Wayfair LLC Class A (a)(b)	479	52,829
		327,744
Leisure Products - 0.4%
Brunswick Corp.	722	37,537
Hasbro, Inc.	982	90,059
Mattel, Inc. (a)(b)	2,860	38,839
Polaris Industries, Inc.	488	43,422
		209,857
Multiline Retail - 1.1%
Dollar General Corp.	2,259	251,607
Dollar Tree, Inc. (a)	1,976	166,577
Kohl's Corp.	1,396	105,719
Macy's, Inc.	2,555	87,611
Nordstrom, Inc.	994	65,375
		676,889
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	591	94,418
AutoNation, Inc. (a)	449	18,176
AutoZone, Inc. (a)	222	162,830
Best Buy Co., Inc.	2,035	142,776
Burlington Stores, Inc. (a)	556	95,348
CarMax, Inc. (a)	1,488	101,050
Dick's Sporting Goods, Inc.	623	22,036
Floor & Decor Holdings, Inc. Class A (a)(b)	398	10,181
Foot Locker, Inc.	983	46,339
Gap, Inc.	1,827	49,877
L Brands, Inc.	1,937	62,798
Michaels Companies, Inc. (a)(b)	930	14,741
O'Reilly Automotive, Inc. (a)	664	212,978
Penske Automotive Group, Inc.	309	13,713
Ross Stores, Inc.	3,118	308,672
Tiffany & Co., Inc.	1,041	115,863
Tractor Supply Co.	1,027	94,371
Ulta Beauty, Inc. (a)	482	132,319
Urban Outfitters, Inc. (a)	634	25,018
Williams-Sonoma, Inc. (b)	695	41,269
		1,764,773
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	389	37,336
Columbia Sportswear Co.	258	23,292
Hanesbrands, Inc.	2,994	51,377
lululemon athletica, Inc. (a)	819	115,258
Michael Kors Holdings Ltd. (a)	1,164	64,497
PVH Corp.	653	78,876
Ralph Lauren Corp.	457	59,232
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,124	32,113
Tapestry, Inc.	2,429	102,771
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,552	34,315
Class C (non-vtg.) (a)(b)	1,586	31,450
VF Corp.	2,718	225,268
		855,785

TOTAL CONSUMER DISCRETIONARY		7,112,433

CONSUMER STAPLES - 4.3%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	485	22,489
Class B (non-vtg.)	2,326	107,787
Keurig Dr. Pepper, Inc.	1,484	38,584
Molson Coors Brewing Co. Class B	1,460	93,440
		262,300
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	304	38,337
Kroger Co.	6,646	197,785
Sprouts Farmers Market LLC (a)	1,062	28,557
Welbilt, Inc. (a)	1,099	20,573
		285,252
Food Products - 2.6%
Archer Daniels Midland Co.	4,709	222,500
Bunge Ltd.	1,186	73,295
Campbell Soup Co. (b)	1,500	56,115
Conagra Brands, Inc.	3,942	140,335
Flowers Foods, Inc.	1,506	29,081
Hormel Foods Corp.	2,286	99,761
Ingredion, Inc.	598	60,506
Kellogg Co.	2,073	135,740
Lamb Weston Holdings, Inc.	1,219	95,277
McCormick & Co., Inc. (non-vtg.)	1,018	146,592
Pilgrim's Pride Corp. (a)	425	7,506
Post Holdings, Inc. (a)	546	48,277
Seaboard Corp.	2	7,730
The Hain Celestial Group, Inc. (a)	813	20,227
The Hershey Co.	1,173	125,687
The J.M. Smucker Co.	917	99,329
TreeHouse Foods, Inc. (a)	462	21,049
Tyson Foods, Inc. Class A	2,439	146,145
		1,535,152
Household Products - 0.6%
Church & Dwight Co., Inc.	2,037	120,937
Clorox Co.	1,082	160,623
Energizer Holdings, Inc.	499	29,326
Spectrum Brands Holdings, Inc.	342	22,213
		333,099
Personal Products - 0.2%
Coty, Inc. Class A	3,876	40,892
Herbalife Nutrition Ltd. (a)	917	48,839
Nu Skin Enterprises, Inc. Class A	460	32,301
		122,032

TOTAL CONSUMER STAPLES		2,537,835

ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	889	55,376
Nabors Industries Ltd.	2,888	14,353
National Oilwell Varco, Inc.	3,193	117,502
Patterson-UTI Energy, Inc.	1,838	30,584
RPC, Inc.	479	7,128
Transocean Ltd. (United States) (a)(b)	3,631	39,977
Weatherford International PLC (a)(b)	8,449	11,406
		276,326
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)	2,030	32,257
Apache Corp.	3,218	121,737
Cabot Oil & Gas Corp.	3,651	88,464
Centennial Resource Development, Inc. Class A (a)	1,528	29,276
Cheniere Energy, Inc. (a)	1,946	117,558
Chesapeake Energy Corp. (a)(b)	7,531	26,434
Cimarex Energy Co.	789	62,702
CNX Resources Corp. (a)	1,738	27,200
Concho Resources, Inc. (a)	1,631	226,856
Continental Resources, Inc. (a)	730	38,456
Devon Energy Corp.	4,259	137,992
Diamondback Energy, Inc.	829	93,146
Energen Corp. (a)	728	52,394
EQT Corp.	2,204	74,870
Extraction Oil & Gas, Inc. (a)	935	7,471
Hess Corp.	2,224	127,658
HollyFrontier Corp.	1,362	91,853
Kosmos Energy Ltd. (a)	2,045	13,272
Marathon Oil Corp.	7,131	135,418
Murphy Oil Corp.	1,369	43,616
Newfield Exploration Co. (a)	1,664	33,613
Noble Energy, Inc.	4,046	100,543
ONEOK, Inc.	3,472	227,763
Parsley Energy, Inc. Class A (a)	2,218	51,946
PBF Energy, Inc. Class A	999	41,808
QEP Resources, Inc. (a)	1,963	17,490
Range Resources Corp.	1,773	28,102
SM Energy Co.	941	22,904
Targa Resources Corp.	1,856	95,900
The Williams Companies, Inc.	10,195	248,044
Whiting Petroleum Corp. (a)	750	27,975
WPX Energy, Inc. (a)	3,295	52,852
		2,497,570

TOTAL ENERGY		2,773,896

FINANCIALS - 13.3%
Banks - 4.5%
Associated Banc-Corp.	1,414	32,777
Bank of Hawaii Corp.	354	27,768
Bank of the Ozarks, Inc.	1,015	27,770
BankUnited, Inc.	877	29,029
BOK Financial Corp.	269	23,061
CIT Group, Inc.	954	45,201
Citizens Financial Group, Inc.	3,982	148,728
Comerica, Inc.	1,439	117,365
Commerce Bancshares, Inc.	795	50,562
Cullen/Frost Bankers, Inc.	477	46,708
East West Bancorp, Inc.	1,218	63,872
Fifth Third Bancorp	5,650	152,494
First Citizen Bancshares, Inc.	67	28,584
First Hawaiian, Inc.	890	22,054
First Horizon National Corp.	2,726	43,998
First Republic Bank	1,348	122,655
FNB Corp., Pennsylvania	2,684	31,752
Huntington Bancshares, Inc.	9,204	131,893
KeyCorp	8,925	162,078
M&T Bank Corp.	1,223	202,296
PacWest Bancorp	1,024	41,595
Peoples United Financial, Inc.	3,210	50,269
Pinnacle Financial Partners, Inc.	637	33,315
Popular, Inc.	842	43,792
Prosperity Bancshares, Inc.	555	36,092
Regions Financial Corp.	9,211	156,311
Signature Bank	452	49,675
Sterling Bancorp	1,862	33,479
SunTrust Banks, Inc.	3,894	243,998
SVB Financial Group (a)	444	105,330
Synovus Financial Corp.	943	35,419
TCF Financial Corp.	1,396	29,148
Texas Capital Bancshares, Inc. (a)	418	27,266
Umpqua Holdings Corp.	1,835	35,232
Webster Financial Corp.	763	44,895
Western Alliance Bancorp. (a)	821	39,605
Wintrust Financial Corp.	476	36,243
Zions Bancorporation	1,603	75,421
		2,627,730
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	444	50,465
Ameriprise Financial, Inc.	1,185	150,779
BGC Partners, Inc. Class A	2,233	23,647
Brighthouse Financial, Inc. (a)	1,005	39,828
Cboe Global Markets, Inc.	939	105,966
E*TRADE Financial Corp.	2,171	107,291
Eaton Vance Corp. (non-vtg.)	953	42,933
Evercore, Inc. Class A	341	27,856
FactSet Research Systems, Inc.	312	69,813
Franklin Resources, Inc.	2,599	79,270
Interactive Brokers Group, Inc.	614	30,338
Invesco Ltd.	3,389	73,575
Lazard Ltd. Class A	972	38,627
Legg Mason, Inc.	716	20,206
LPL Financial	737	45,399
MarketAxess Holdings, Inc.	306	64,159
Moody's Corp.	1,409	204,981
Morningstar, Inc.	154	19,219
MSCI, Inc.	731	109,928
Northern Trust Corp.	1,762	165,751
Raymond James Financial, Inc.	1,113	85,356
SEI Investments Co.	1,124	60,078
T. Rowe Price Group, Inc.	1,976	191,652
The NASDAQ OMX Group, Inc.	970	84,109
Virtu Financial, Inc. Class A	339	8,041
		1,899,267
Consumer Finance - 1.1%
Ally Financial, Inc.	3,544	90,053
Credit Acceptance Corp. (a)	94	39,895
Discover Financial Services	2,882	200,789
Navient Corp.	2,191	25,372
OneMain Holdings, Inc. (a)	653	18,624
Santander Consumer U.S.A. Holdings, Inc.	990	18,563
SLM Corp. (a)	3,622	36,727
Synchrony Financial	6,232	179,980
		610,003
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	1,160	23,536
Jefferies Financial Group, Inc.	2,526	54,233
Voya Financial, Inc.	1,350	59,076
		136,845
Insurance - 3.6%
Alleghany Corp.	121	72,682
American Financial Group, Inc.	595	59,518
American National Insurance Co.	62	7,641
Arch Capital Group Ltd. (a)	3,246	92,089
Arthur J. Gallagher & Co.	1,515	112,125
Aspen Insurance Holdings Ltd.	499	20,898
Assurant, Inc.	440	42,772
Assured Guaranty Ltd.	904	36,142
Athene Holding Ltd. (a)	1,340	61,265
Axis Capital Holdings Ltd.	684	38,160
Brown & Brown, Inc.	1,933	54,472
Cincinnati Financial Corp.	1,287	101,210
CNA Financial Corp.	238	10,322
Erie Indemnity Co. Class A	206	26,716
Everest Re Group Ltd.	340	74,072
First American Financial Corp.	920	40,784
FNF Group	2,218	74,192
Hanover Insurance Group, Inc.	353	39,317
Hartford Financial Services Group, Inc.	3,019	137,123
Lincoln National Corp.	1,835	110,449
Loews Corp.	2,333	108,624
Markel Corp. (a)	114	124,629
Mercury General Corp.	234	13,879
Old Republic International Corp.	2,360	52,038
Principal Financial Group, Inc.	2,379	111,980
Reinsurance Group of America, Inc.	530	75,456
RenaissanceRe Holdings Ltd.	331	40,435
Torchmark Corp.	882	74,670
Unum Group	1,743	63,201
W.R. Berkley Corp.	787	59,733
White Mountains Insurance Group Ltd.	26	23,053
Willis Group Holdings PLC	1,104	158,049
		2,117,696
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	3,977	70,950
Annaly Capital Management, Inc.	10,656	105,175
Chimera Investment Corp.	1,588	29,537
MFA Financial, Inc.	3,670	25,433
New Residential Investment Corp.	2,906	51,959
Starwood Property Trust, Inc.	2,172	47,176
Two Harbors Investment Corp.	2,083	30,599
		360,829
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	3,991	38,234
TFS Financial Corp.	434	6,384
		44,618

TOTAL FINANCIALS		7,796,988

HEALTH CARE - 9.9%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	426	26,864
Alkermes PLC (a)	1,298	52,997
Alnylam Pharmaceuticals, Inc. (a)	747	60,081
BioMarin Pharmaceutical, Inc. (a)	1,485	136,872
bluebird bio, Inc. (a)	455	52,189
Exact Sciences Corp. (a)	1,001	71,121
Exelixis, Inc. (a)	2,453	34,023
Incyte Corp. (a)	1,470	95,285
Ionis Pharmaceuticals, Inc. (a)	1,047	51,879
Neurocrine Biosciences, Inc. (a)	750	80,363
Sage Therapeutics, Inc. (a)	381	49,027
Sarepta Therapeutics, Inc. (a)(b)	525	70,224
Seattle Genetics, Inc. (a)	886	49,731
TESARO, Inc. (a)(b)	329	9,502
United Therapeutics Corp. (a)	358	39,688
		879,846
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	358	122,150
Align Technology, Inc. (a)	665	147,098
Cantel Medical Corp.	305	24,141
Dentsply Sirona, Inc.	1,837	63,615
DexCom, Inc. (a)	734	97,453
Edwards Lifesciences Corp. (a)	1,761	259,924
Hill-Rom Holdings, Inc.	552	46,412
Hologic, Inc. (a)	2,282	88,975
ICU Medical, Inc. (a)	131	33,370
IDEXX Laboratories, Inc. (a)	724	153,575
Insulet Corp. (a)	496	43,752
Integra LifeSciences Holdings Corp. (a)	594	31,821
Masimo Corp. (a)	378	43,697
Penumbra, Inc. (a)	256	34,816
ResMed, Inc.	1,184	125,409
Steris PLC	712	77,829
Teleflex, Inc.	382	91,963
The Cooper Companies, Inc.	406	104,874
Varian Medical Systems, Inc. (a)	766	91,437
West Pharmaceutical Services, Inc.	614	65,035
Zimmer Biomet Holdings, Inc.	1,708	194,012
		1,941,358
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	731	30,337
AmerisourceBergen Corp.	1,326	116,688
Cardinal Health, Inc.	2,611	132,117
Centene Corp. (a)	1,703	221,935
Chemed Corp.	130	39,563
DaVita HealthCare Partners, Inc. (a)	1,082	72,862
HealthSouth Corp.	827	55,657
Henry Schein, Inc. (a)	1,290	107,070
Laboratory Corp. of America Holdings (a)	857	137,591
MEDNAX, Inc. (a)	776	32,041
Molina Healthcare, Inc. (a)	517	65,540
Premier, Inc. (a)	432	19,440
Quest Diagnostics, Inc.	1,137	107,003
Universal Health Services, Inc. Class B	703	85,457
Wellcare Health Plans, Inc. (a)	420	115,916
		1,339,217
Health Care Technology - 0.5%
athenahealth, Inc. (a)	333	42,471
Cerner Corp. (a)	2,660	152,365
Veeva Systems, Inc. Class A (a)	1,002	91,533
		286,369
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	2,715	175,905
Bio-Rad Laboratories, Inc. Class A (a)	179	48,840
Bio-Techne Corp.	313	52,496
Bruker Corp.	845	26,474
Charles River Laboratories International, Inc. (a)	396	48,241
Mettler-Toledo International, Inc. (a)	209	114,285
PerkinElmer, Inc.	924	79,908
PRA Health Sciences, Inc. (a)	477	46,207
QIAGEN NV (a)	1,858	67,445
Quintiles Transnational Holdings, Inc. (a)	1,367	168,045
Waters Corp. (a)	642	121,781
		949,627
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	1,222	49,295
Jazz Pharmaceuticals PLC (a)	492	78,139
Mylan NV (a)	4,298	134,313
Nektar Therapeutics (a)	1,306	50,516
Perrigo Co. PLC	1,072	75,362
		387,625

TOTAL HEALTH CARE		5,784,042

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.0%
Arconic, Inc.	3,653	74,265
BWX Technologies, Inc.	831	48,580
Curtiss-Wright Corp.	367	40,172
Harris Corp.	997	148,264
HEICO Corp.	334	27,999
HEICO Corp. Class A	623	41,529
Hexcel Corp.	736	43,071
Huntington Ingalls Industries, Inc.	359	78,434
L3 Technologies, Inc.	658	124,671
Rockwell Collins, Inc.	1,373	175,771
Spirit AeroSystems Holdings, Inc. Class A	887	74,517
Teledyne Technologies, Inc. (a)	298	65,941
Textron, Inc.	2,104	112,838
TransDigm Group, Inc. (a)	405	133,751
		1,189,803
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,165	103,720
Expeditors International of Washington, Inc.	1,460	98,083
XPO Logistics, Inc. (a)	1,054	94,207
		296,010
Airlines - 0.7%
Alaska Air Group, Inc.	1,008	61,911
American Airlines Group, Inc.	3,466	121,587
Copa Holdings SA Class A	265	19,194
JetBlue Airways Corp. (a)	2,614	43,732
United Continental Holdings, Inc. (a)	2,057	175,894
		422,318
Building Products - 0.7%
A.O. Smith Corp.	1,186	53,999
Allegion PLC	793	67,984
Armstrong World Industries, Inc. (a)	380	23,465
Fortune Brands Home & Security, Inc.	1,192	53,437
Lennox International, Inc.	300	63,267
Masco Corp.	2,589	77,670
Owens Corning	915	43,252
USG Corp. (a)	674	28,456
		411,530
Commercial Services & Supplies - 0.9%
Cintas Corp.	736	133,856
Clean Harbors, Inc. (a)	433	29,461
Copart, Inc. (a)	1,700	83,147
KAR Auction Services, Inc.	1,130	64,342
Republic Services, Inc.	1,858	135,039
Rollins, Inc.	807	47,774
Stericycle, Inc. (a)	691	34,529
		528,148
Construction & Engineering - 0.4%
AECOM (a)	1,361	39,660
Fluor Corp.	1,179	51,711
Jacobs Engineering Group, Inc.	1,059	79,520
Quanta Services, Inc. (a)	1,249	38,969
Valmont Industries, Inc.	187	23,246
		233,106
Electrical Equipment - 1.1%
Acuity Brands, Inc.	333	41,838
AMETEK, Inc.	1,920	128,794
Fortive Corp.	2,465	183,026
GrafTech International Ltd.	473	8,457
Hubbell, Inc. Class B	451	45,867
Regal Beloit Corp.	367	26,314
Rockwell Automation, Inc.	1,028	169,342
Sensata Technologies, Inc. PLC (a)	1,414	66,317
		669,955
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	489	47,233
ITT, Inc.	736	37,168
Roper Technologies, Inc.	850	240,465
		324,866
Machinery - 3.5%
AGCO Corp.	558	31,270
Allison Transmission Holdings, Inc.	965	42,537
Apergy Corp. (a)	655	25,538
Colfax Corp. (a)	720	20,182
Crane Co.	417	36,296
Cummins, Inc.	1,280	174,963
Donaldson Co., Inc.	1,093	56,049
Dover Corp.	1,215	100,651
Flowserve Corp.	1,105	50,720
Gardner Denver Holdings, Inc. (a)	896	24,246
Gates Industrial Corp. PLC (a)	380	5,719
Graco, Inc.	1,396	56,719
IDEX Corp.	643	81,545
Ingersoll-Rand PLC	2,056	197,253
Lincoln Electric Holdings, Inc.	531	42,963
Middleby Corp. (a)(b)	462	51,883
Nordson Corp.	487	59,740
Oshkosh Corp.	616	34,582
PACCAR, Inc.	2,876	164,536
Parker Hannifin Corp.	1,110	168,309
Pentair PLC	1,331	53,440
Snap-On, Inc.	472	72,660
Stanley Black & Decker, Inc.	1,294	150,777
Terex Corp.	545	18,198
Timken Co.	583	23,058
Toro Co.	872	49,120
Trinity Industries, Inc.	1,232	35,174
WABCO Holdings, Inc. (a)	447	48,030
Wabtec Corp.	723	59,300
Xylem, Inc.	1,496	98,108
		2,033,566
Marine - 0.1%
Kirby Corp. (a)	494	35,538
Professional Services - 1.5%
CoStar Group, Inc. (a)	298	107,703
Dun & Bradstreet Corp.	312	44,391
Equifax, Inc.	1,010	102,454
IHS Markit Ltd. (a)	3,199	168,043
Manpower, Inc.	549	41,883
Nielsen Holdings PLC	2,986	77,576
Robert Half International, Inc.	1,000	60,530
TransUnion Holding Co., Inc.	1,534	100,861
Verisk Analytics, Inc. (a)	1,347	161,424
		864,865
Road & Rail - 0.7%
AMERCO	59	19,262
Genesee & Wyoming, Inc. Class A (a)	498	39,457
J.B. Hunt Transport Services, Inc.	730	80,745
Kansas City Southern	859	87,584
Knight-Swift Transportation Holdings, Inc. Class A (b)	1,080	34,560
Landstar System, Inc.	341	34,131
Old Dominion Freight Lines, Inc.	553	72,122
Ryder System, Inc.	443	24,502
Schneider National, Inc. Class B	407	8,901
		401,264
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	812	30,937
Fastenal Co.	2,425	124,669
HD Supply Holdings, Inc. (a)	1,579	59,323
MSC Industrial Direct Co., Inc. Class A	373	30,235
United Rentals, Inc. (a)	692	83,088
Univar, Inc. (a)	978	24,078
W.W. Grainger, Inc.	379	107,625
Watsco, Inc.	270	40,009
WESCO International, Inc. (a)	393	19,721
		519,685
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	677	25,015

TOTAL INDUSTRIALS		7,955,669

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	475	109,416
Arris International PLC (a)	1,415	35,191
CommScope Holding Co., Inc. (a)	1,584	38,111
EchoStar Holding Corp. Class A (a)	393	15,936
F5 Networks, Inc. (a)	513	89,919
Juniper Networks, Inc.	2,871	84,034
Motorola Solutions, Inc.	1,355	166,069
Palo Alto Networks, Inc. (a)	755	138,195
Ubiquiti Networks, Inc. (b)	163	15,174
		692,045
Electronic Equipment & Components - 2.3%
ADT, Inc. (b)	878	6,796
Amphenol Corp. Class A	2,483	222,229
Arrow Electronics, Inc. (a)	726	49,157
Avnet, Inc.	984	39,429
CDW Corp.	1,252	112,693
Cognex Corp.	1,395	59,762
Coherent, Inc. (a)	202	24,874
Corning, Inc.	6,691	213,777
Dell Technologies, Inc. (a)	1,680	151,855
Dolby Laboratories, Inc. Class A	528	36,332
FLIR Systems, Inc.	1,136	52,608
IPG Photonics Corp. (a)	302	40,332
Jabil, Inc.	1,374	33,979
Keysight Technologies, Inc. (a)	1,572	89,730
Littelfuse, Inc.	205	37,138
National Instruments Corp.	925	45,297
Trimble, Inc. (a)	2,095	78,311
Zebra Technologies Corp. Class A (a)	439	73,006
		1,367,305
IT Services - 5.6%
Akamai Technologies, Inc. (a)	1,382	99,850
Alliance Data Systems Corp.	405	83,503
Amdocs Ltd.	1,205	76,240
Booz Allen Hamilton Holding Corp. Class A	1,164	57,665
Broadridge Financial Solutions, Inc.	967	113,081
Conduent, Inc. (a)	1,608	30,713
CoreLogic, Inc. (a)	683	27,743
DXC Technology Co.	2,368	172,461
EPAM Systems, Inc. (a)	429	51,253
Euronet Worldwide, Inc. (a)	410	45,584
Fidelity National Information Services, Inc.	2,781	289,502
First Data Corp. Class A (a)	4,541	85,098
Fiserv, Inc. (a)	3,393	269,065
FleetCor Technologies, Inc. (a)	734	146,822
Gartner, Inc. (a)	747	110,197
Genpact Ltd.	1,231	33,742
Global Payments, Inc.	1,342	153,297
GoDaddy, Inc. (a)	1,333	97,536
Jack Henry & Associates, Inc.	640	95,891
Leidos Holdings, Inc.	1,209	78,319
Okta, Inc. (a)	716	41,786
Paychex, Inc.	2,689	176,103
Sabre Corp.	2,149	52,973
Square, Inc. (a)	2,404	176,574
Switch, Inc. Class A	311	2,759
Teradata Corp. (a)	991	36,072
The Western Union Co.	3,715	67,019
Total System Services, Inc.	1,530	139,460
Twilio, Inc. Class A (a)(b)	605	45,508
VeriSign, Inc. (a)	880	125,435
WEX, Inc. (a)	348	61,234
Worldpay, Inc. (a)	2,524	231,804
		3,274,289
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	7,634	139,015
Analog Devices, Inc.	3,104	259,836
Cypress Semiconductor Corp.	2,996	38,768
First Solar, Inc. (a)	687	28,717
KLA-Tencor Corp.	1,310	119,917
Lam Research Corp.	1,327	188,076
Marvell Technology Group Ltd.	4,585	75,240
Maxim Integrated Products, Inc.	2,334	116,747
Microchip Technology, Inc. (b)	1,931	127,021
MKS Instruments, Inc.	453	33,382
Monolithic Power Systems, Inc.	342	40,397
ON Semiconductor Corp. (a)	3,540	60,180
Qorvo, Inc. (a)	1,058	77,774
Skyworks Solutions, Inc.	1,501	130,227
Teradyne, Inc.	1,567	53,983
Universal Display Corp.	355	43,669
Versum Materials, Inc.	928	29,288
Xilinx, Inc.	2,137	182,436
		1,744,673
Software - 5.0%
2U, Inc. (a)	458	28,813
ANSYS, Inc. (a)	695	103,937
Aspen Technology, Inc. (a)	604	51,274
Atlassian Corp. PLC (a)	775	58,830
Autodesk, Inc. (a)	1,841	237,949
Black Knight, Inc. (a)	1,184	57,744
CA Technologies, Inc.	2,627	116,534
Cadence Design Systems, Inc. (a)	2,351	104,784
CDK Global, Inc.	1,095	62,678
Ceridian HCM Holding, Inc. (b)	203	7,708
Citrix Systems, Inc.	1,131	115,894
DocuSign, Inc. (b)	277	11,617
Fair Isaac Corp. (a)	243	46,829
FireEye, Inc. (a)	1,609	29,750
Fortinet, Inc. (a)	1,169	96,068
Guidewire Software, Inc. (a)	663	58,987
LogMeIn, Inc.	430	37,032
Manhattan Associates, Inc. (a)	541	25,827
Nuance Communications, Inc. (a)	2,403	41,788
Nutanix, Inc. Class A (a)	889	36,902
Parametric Technology Corp. (a)	970	79,938
Paycom Software, Inc. (a)	419	52,459
Pegasystems, Inc.	308	16,484
Pluralsight, Inc.	200	4,482
Proofpoint, Inc. (a)	423	38,472
RealPage, Inc. (a)	596	31,588
Red Hat, Inc. (a)	1,488	255,400
RingCentral, Inc. (a)	571	44,384
ServiceNow, Inc. (a)	1,473	266,672
Splunk, Inc. (a)	1,218	121,605
SS&C Technologies Holdings, Inc.	1,720	87,995
Symantec Corp.	5,205	94,471
Synopsys, Inc. (a)	1,246	111,554
Tableau Software, Inc. (a)	590	62,941
Tyler Technologies, Inc. (a)	318	67,308
Ultimate Software Group, Inc. (a)	256	68,257
Workday, Inc. Class A (a)	1,224	162,816
Zendesk, Inc. (a)	879	48,319
		2,946,090
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	996	26,743
NetApp, Inc.	2,192	172,050
Pure Storage, Inc. Class A (a)	1,383	27,909
Western Digital Corp.	2,510	108,106
Xerox Corp.	1,887	52,591
		387,399

TOTAL INFORMATION TECHNOLOGY		10,411,801

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S.	904	89,695
Ashland Global Holdings, Inc.	522	38,618
Axalta Coating Systems Ltd. (a)	1,768	43,634
Cabot Corp.	517	25,168
Celanese Corp. Class A	1,135	110,027
CF Industries Holdings, Inc.	1,968	94,523
Eastman Chemical Co.	1,181	92,531
FMC Corp.	1,120	87,450
Huntsman Corp.	1,821	39,843
International Flavors & Fragrances, Inc.	843	121,948
NewMarket Corp.	64	24,701
Olin Corp.	1,399	28,260
Platform Specialty Products Corp. (a)	1,895	20,504
RPM International, Inc.	1,109	67,838
The Chemours Co. LLC	1,506	49,713
The Mosaic Co.	2,946	91,149
The Scotts Miracle-Gro Co. Class A	338	22,558
Valvoline, Inc.	1,581	31,494
W.R. Grace & Co.	565	36,606
Westlake Chemical Corp.	310	22,103
		1,138,363
Construction Materials - 0.5%
Eagle Materials, Inc.	386	28,502
Martin Marietta Materials, Inc.	524	89,751
nVent Electric PLC	1,349	32,943
Vulcan Materials Co.	1,097	110,951
		262,147
Containers & Packaging - 1.5%
Aptargroup, Inc.	524	53,427
Ardagh Group SA	168	2,214
Avery Dennison Corp.	726	65,863
Ball Corp.	2,844	127,411
Bemis Co., Inc.	759	34,739
Berry Global Group, Inc. (a)	1,119	48,811
Crown Holdings, Inc. (a)	1,096	46,350
Graphic Packaging Holding Co.	2,600	28,626
International Paper Co.	3,423	155,267
Owens-Illinois, Inc. (a)	1,326	20,778
Packaging Corp. of America	787	72,254
Sealed Air Corp.	1,318	42,650
Silgan Holdings, Inc.	637	15,307
Sonoco Products Co.	829	45,247
WestRock Co.	2,127	91,397
		850,341
Metals & Mining - 1.2%
Alcoa Corp. (a)	1,571	54,969
Freeport-McMoRan, Inc.	12,155	141,606
Newmont Mining Corp.	4,467	138,120
Nucor Corp.	2,671	157,910
Reliance Steel & Aluminum Co.	587	46,326
Royal Gold, Inc.	545	41,763
Steel Dynamics, Inc.	1,901	75,280
United States Steel Corp.	1,474	39,105
		695,079
Paper & Forest Products - 0.0%
Domtar Corp.	526	24,359

TOTAL MATERIALS		2,970,289

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Alexandria Real Estate Equities, Inc.	874	106,829
American Campus Communities, Inc.	1,122	44,330
American Homes 4 Rent Class A	2,163	45,574
Apartment Investment & Management Co. Class A	1,304	56,124
Apple Hospitality (REIT), Inc.	1,801	29,122
AvalonBay Communities, Inc.	1,157	202,915
Boston Properties, Inc.	1,297	156,626
Brandywine Realty Trust (SBI)	1,438	20,218
Brixmor Property Group, Inc.	2,516	40,759
Brookfield Property REIT, Inc. Class A	1,288	24,846
Camden Property Trust (SBI)	744	67,161
Colony Capital, Inc.	4,078	23,938
Columbia Property Trust, Inc.	976	21,911
CoreSite Realty Corp.	305	28,627
Corporate Office Properties Trust (SBI)	871	22,507
CubeSmart	1,603	46,455
CyrusOne, Inc.	875	46,576
DDR Corp.	1,305	16,221
Digital Realty Trust, Inc.	1,731	178,743
Douglas Emmett, Inc.	1,350	48,857
Duke Realty Corp.	3,041	83,840
Empire State Realty Trust, Inc.	1,129	17,906
EPR Properties	614	42,206
Equity Commonwealth	986	29,363
Equity Lifestyle Properties, Inc.	706	66,851
Equity Residential (SBI)	3,024	196,439
Essex Property Trust, Inc.	552	138,431
Extra Space Storage, Inc.	1,033	93,032
Federal Realty Investment Trust (SBI)	610	75,671
Forest City Realty Trust, Inc. Class A	1,780	44,785
Gaming & Leisure Properties	1,680	56,599
HCP, Inc.	4,001	110,228
Healthcare Trust of America, Inc.	1,715	45,036
Highwoods Properties, Inc. (SBI)	846	36,073
Hospitality Properties Trust (SBI)	1,355	34,715
Host Hotels & Resorts, Inc.	6,143	117,393
Hudson Pacific Properties, Inc.	1,282	38,845
Invitation Homes, Inc.	2,496	54,612
Iron Mountain, Inc.	2,402	73,525
JBG SMITH Properties	887	33,245
Kilroy Realty Corp.	814	56,068
Kimco Realty Corp.	3,450	55,511
Lamar Advertising Co. Class A	696	51,031
Liberty Property Trust (SBI)	1,231	51,542
Life Storage, Inc.	392	36,911
Medical Properties Trust, Inc.	3,046	45,264
Mid-America Apartment Communities, Inc.	952	93,020
National Retail Properties, Inc.	1,313	61,383
Omega Healthcare Investors, Inc.	1,633	54,461
Outfront Media, Inc.	1,178	20,874
Paramount Group, Inc.	1,711	24,450
Park Hotels & Resorts, Inc.	1,679	48,809
Rayonier, Inc.	1,079	32,586
Realty Income Corp.	2,450	147,662
Regency Centers Corp.	1,275	80,784
Retail Properties America, Inc.	1,820	22,331
SBA Communications Corp. Class A (a)	953	154,548
Senior Housing Properties Trust (SBI)	1,961	31,513
SL Green Realty Corp.	701	63,973
Spirit Realty Capital, Inc.	3,592	28,089
Store Capital Corp.	1,544	44,822
Sun Communities, Inc.	695	69,827
Taubman Centers, Inc.	496	27,285
The Macerich Co.	1,134	58,537
UDR, Inc.	2,233	87,511
Uniti Group, Inc.	1,390	26,605
Ventas, Inc.	2,983	173,133
VEREIT, Inc.	8,034	58,889
Vornado Realty Trust	1,449	98,648
Weingarten Realty Investors (SBI)	1,030	28,964
Welltower, Inc.	3,138	207,328
Weyerhaeuser Co.	6,376	169,793
WP Carey, Inc.	887	58,551
		4,887,837
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	2,673	107,695
Howard Hughes Corp. (a)	325	36,244
Jones Lang LaSalle, Inc.	379	50,127
Realogy Holdings Corp. (b)	1,024	19,528
Retail Value, Inc. (a)	140	3,921
VICI Properties, Inc.	3,117	67,296
		284,811

TOTAL REAL ESTATE		5,172,648

UTILITIES - 6.6%
Electric Utilities - 2.9%
Alliant Energy Corp.	1,984	85,272
Edison International	2,673	185,479
Entergy Corp.	1,520	127,604
Evergy, Inc.	2,262	126,649
Eversource Energy	2,656	168,019
FirstEnergy Corp.	4,069	151,692
Hawaiian Electric Industries, Inc.	899	33,533
OGE Energy Corp.	1,689	61,057
PG&E Corp.	4,329	202,640
Pinnacle West Capital Corp.	937	77,068
PPL Corp.	5,862	178,205
Vistra Energy Corp. (a)	3,423	77,462
Xcel Energy, Inc.	4,286	210,057
		1,684,737
Gas Utilities - 0.3%
Atmos Energy Corp.	913	84,982
National Fuel Gas Co.	680	36,917
UGI Corp.	1,453	77,096
		198,995
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,553	92,393
The AES Corp.	5,526	80,569
		172,962
Multi-Utilities - 2.8%
Ameren Corp.	2,032	131,227
Avangrid, Inc.	467	21,954
CenterPoint Energy, Inc.	4,130	111,551
CMS Energy Corp.	2,381	117,907
Consolidated Edison, Inc.	2,607	198,132
DTE Energy Co.	1,513	170,061
MDU Resources Group, Inc.	1,623	40,510
NiSource, Inc.	3,066	77,754
Public Service Enterprise Group, Inc.	4,232	226,116
SCANA Corp.	1,191	47,700
Sempra Energy	2,305	253,827
Vectren Corp.	703	50,286
WEC Energy Group, Inc.	2,667	182,423
		1,629,448
Water Utilities - 0.3%
American Water Works Co., Inc.	1,517	134,300
Aqua America, Inc.	1,486	48,340
		182,640

TOTAL UTILITIES		3,868,782

TOTAL COMMON STOCKS
(Cost $59,636,496)		58,587,088

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.23% (c)	209,490	209,532
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	854,352	854,437
TOTAL MONEY MARKET FUNDS
(Cost $1,063,969)		1,063,969
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $60,700,465)		59,651,057
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(917,045)
NET ASSETS - 100%		$58,734,012

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec. 2018	$182,480	$(21,127)	$(21,127)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,452
Fidelity Securities Lending Cash Central Fund	1,242
Total	$6,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,202,705	$2,202,705	$--	$--
Consumer Discretionary	7,112,433	7,112,433	--	--
Consumer Staples	2,537,835	2,537,835	--	--
Energy	2,773,896	2,773,896	--	--
Financials	7,796,988	7,796,988	--	--
Health Care	5,784,042	5,784,042	--	--
Industrials	7,955,669	7,955,669	--	--
Information Technology	10,411,801	10,411,801	--	--
Materials	2,970,289	2,970,289	--	--
Real Estate	5,172,648	5,172,648	--	--
Utilities	3,868,782	3,868,782	--	--
Money Market Funds	1,063,969	1,063,969	--	--
Total Investments in Securities:	$59,651,057	$59,651,057	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(21,127)	$(21,127)	$--	$--
Total Liabilities	$(21,127)	$(21,127)	$--	$--
Total Derivative Instruments:	$(21,127)	$(21,127)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(21,127)
Total Equity Risk	0	(21,127)
Total Value of Derivatives	$0	$(21,127)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $841,991) — See accompanying schedule: Unaffiliated issuers (cost $59,636,496)	$58,587,088
Fidelity Central Funds (cost $1,063,969)	1,063,969
Total Investment in Securities (cost $60,700,465)		$59,651,057
Segregated cash with brokers for derivative instruments		8,200
Receivable for fund shares sold		75,955
Dividends receivable		27,779
Distributions receivable from Fidelity Central Funds		578
Receivable for daily variation margin on futures contracts		540
Total assets		59,764,109
Liabilities
Payable for investments purchased	$60,799
Payable for fund shares redeemed	114,841
Collateral on securities loaned	854,457
Total liabilities		1,030,097
Net Assets		$58,734,012
Net Assets consist of:
Paid in capital		$59,279,359
Total distributable earnings (loss)		(545,347)
Net Assets, for 5,261,081 shares outstanding		$58,734,012
Net Asset Value, offering price and redemption price per share ($58,734,012 ÷ 5,261,081 shares)		$11.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$599,702
Non-Cash dividends		47,621
Interest		116
Income from Fidelity Central Funds		6,694
Total income		654,133
Expenses
Independent trustees' fees and expenses	$127
Commitment fees	73
Total expenses before reductions	200
Expense reductions	(21)
Total expenses after reductions		179
Net investment income (loss)		653,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(87,519)
Fidelity Central Funds	(37)
Futures contracts	44,496
Total net realized gain (loss)		(43,060)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,114,146)
Futures contracts	(18,624)
Total change in net unrealized appreciation (depreciation)		(1,132,770)
Net gain (loss)		(1,175,830)
Net increase (decrease) in net assets resulting from operations		$(521,876)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$653,954	$110,794
Net realized gain (loss)	(43,060)	(44,421)
Change in net unrealized appreciation (depreciation)	(1,132,770)	57,163
Net increase (decrease) in net assets resulting from operations	(521,876)	123,536
Distributions to shareholders	(114,311)	–
Distributions to shareholders from net investment income	–	(27,354)
Distributions to shareholders from net realized gain	–	(4,453)
Total distributions	(114,311)	(31,807)
Share transactions
Proceeds from sales of shares	20,289,099	58,355,014
Reinvestment of distributions	42,169	31,807
Cost of shares redeemed	(15,848,851)	(3,896,353)
Net increase (decrease) in net assets resulting from share transactions	4,482,417	54,490,468
Total increase (decrease) in net assets	3,846,230	54,582,197
Net Assets
Beginning of period	54,887,782	305,585
End of period	$58,734,012	$54,887,782
Other Information
Undistributed net investment income end of period		$78,886
Shares
Sold	1,725,160	5,178,481
Issued in reinvestment of distributions	3,565	2,825
Redeemed	(1,333,226)	(345,724)
Net increase (decrease)	395,499	4,835,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.16	.02
Net realized and unrealized gain (loss)	(.22)	.98	.17
Total from investment operations	(.10)	1.14	.19
Distributions from net investment income	(.02)	(.04)	–
Distributions from net realized gain	(.01)	(.01)	–
Total distributions	(.02)C	(.05)	–
Net asset value, end of period	$11.16	$11.28	$10.19
Total ReturnD,E	(.88)%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	2.11%I	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$58,734	$54,888	$306
Portfolio turnover rateJ	38%I	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,616,174
Gross unrealized depreciation	(4,983,265)
Net unrealized appreciation (depreciation)	$(1,367,091)
Tax cost	$60,997,021

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end and is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,489,898 and $10,573,115, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $29,194,489 in exchange for 2,588,164 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,192. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period amounted to $1,242, including $11 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	- %C	$1,000.00	$991.20	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

At its July 2018 meeting, the Board approved amended and restated sub-advisory agreements for the fund (effective August 1, 2018) that lowered the sub-advisory fee rates that FMR pays to the sub-advisers.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ZMP-SANN-1218
1.9881626.101

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Index Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Five Below, Inc.	0.3
Integrated Device Technology, Inc.	0.3
LivaNova PLC	0.3
Haemonetics Corp.	0.3
Etsy, Inc.	0.3
HealthEquity, Inc.	0.3
HubSpot, Inc.	0.2
Primerica, Inc.	0.2
IDACORP, Inc.	0.2
Teladoc Health, Inc.	0.2
2.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	17.9
Health Care	15.7
Industrials	14.9
Information Technology	13.8
Consumer Discretionary	12.4
Real Estate	7.0
Energy	4.4
Materials	3.9
Utilities	3.4
Communication Services	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	288	$24,333
Cincinnati Bell, Inc. (a)	1,265	17,950
Cogent Communications Group, Inc.	1,154	59,985
Consolidated Communications Holdings, Inc. (b)	1,930	24,164
Frontier Communications Corp. (b)	2,860	13,757
Intelsat SA (a)	1,261	32,862
Iridium Communications, Inc. (a)	2,649	52,477
Ooma, Inc. (a)	512	7,700
ORBCOMM, Inc. (a)	2,013	19,184
PDVWireless, Inc. (a)	259	10,490
Vonage Holdings Corp. (a)	6,096	80,833
WideOpenWest, Inc. (a)	811	7,899
Windstream Holdings, Inc. (a)	1,100	4,532
		356,166
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	1,431	27,561
Eros International PLC (a)	998	9,960
Glu Mobile, Inc. (a)	3,084	21,742
IMAX Corp. (a)	1,473	28,517
Liberty Media Corp.:
Liberty Braves Class A (a)	299	7,714
Liberty Braves Class C (a)	964	24,968
Marcus Corp.	534	20,837
Pandora Media, Inc. (a)	7,072	60,112
Reading International, Inc. Class A (a)	448	6,505
Rosetta Stone, Inc. (a)	541	11,247
World Wrestling Entertainment, Inc. Class A	1,187	86,164
		305,327
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	549	9,662
Liberty TripAdvisor Holdings, Inc. (a)	1,999	28,826
MeetMe, Inc. (a)	1,908	8,414
QuinStreet, Inc. (a)	1,027	16,329
Travelzoo, Inc. (a)	123	943
TrueCar, Inc. (a)	2,557	29,099
XO Group, Inc. (a)	667	23,085
Yelp, Inc. (a)	2,238	95,831
		212,189
Media - 1.2%
Beasley Broadcast Group, Inc. Class A	209	1,394
Central European Media Enterprises Ltd. Class A (a)	2,351	7,946
Clear Channel Outdoor Holding, Inc. Class A	1,058	6,158
Daily Journal Corp. (a)	32	7,585
E.W. Scripps Co. Class A	1,267	21,311
Entercom Communications Corp. Class A	3,527	22,890
Entravision Communication Corp. Class A	1,772	8,754
Fluent, Inc. (a)	942	2,280
Gannett Co., Inc.	3,112	30,186
Gray Television, Inc. (a)	2,206	38,186
Hemisphere Media Group, Inc. (a)	485	6,533
Loral Space & Communications Ltd. (a)	353	15,765
MDC Partners, Inc. Class A (a)	1,512	3,735
Meredith Corp. (b)	1,089	56,149
MSG Network, Inc. Class A (a)	1,627	41,570
National CineMedia, Inc.	2,129	19,055
New Media Investment Group, Inc.	1,643	23,084
Nexstar Broadcasting Group, Inc. Class A	1,235	92,489
Saga Communications, Inc. Class A	105	3,679
Scholastic Corp.	776	33,663
Sinclair Broadcast Group, Inc. Class A	1,983	56,793
TechTarget, Inc. (a)	568	11,542
Tegna, Inc.	5,967	68,859
The New York Times Co. Class A	3,623	95,647
tronc, Inc. (a)	474	7,153
		682,406
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,134	35,528
Gogo, Inc. (a)(b)	1,575	9,009
NII Holdings, Inc. (a)	2,439	15,171
Shenandoah Telecommunications Co.	1,284	48,818
Spok Holdings, Inc.	512	7,178
		115,704

TOTAL COMMUNICATION SERVICES		1,671,792

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	3,073	46,617
Cooper Tire & Rubber Co.	1,402	43,308
Cooper-Standard Holding, Inc. (a)	489	45,306
Dana Holding Corp.	4,035	62,825
Dorman Products, Inc. (a)	740	58,467
Fox Factory Holding Corp. (a)	993	53,354
Gentherm, Inc. (a)	1,013	44,207
Hertz Global Holdings, Inc. (a)	1,512	20,790
LCI Industries	674	46,742
Modine Manufacturing Co. (a)	1,364	17,746
Motorcar Parts of America, Inc. (a)(b)	525	11,120
Shiloh Industries, Inc. (a)	407	3,700
Standard Motor Products, Inc.	583	31,546
Stoneridge, Inc. (a)	759	19,286
Superior Industries International, Inc.	673	6,616
Tenneco, Inc.	1,403	48,305
Tower International, Inc.	550	16,330
		576,265
Automobiles - 0.1%
REV Group, Inc.	816	8,903
Winnebago Industries, Inc.	850	23,426
		32,329
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,257	48,281
Weyco Group, Inc.	165	5,221
		53,502
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	1,650	83,540
American Public Education, Inc. (a)	443	14,499
Cambium Learning Group, Inc. (a)	394	5,666
Career Education Corp. (a)	1,869	26,876
Carriage Services, Inc.	488	9,301
Chegg, Inc. (a)	2,993	81,649
Houghton Mifflin Harcourt Co. (a)	2,847	19,075
K12, Inc. (a)	1,014	21,710
Laureate Education, Inc. Class A (a)	2,307	34,351
Regis Corp. (a)	976	16,436
Sotheby's Class A (Ltd. vtg.) (a)	1,028	43,176
Strategic Education, Inc.	576	72,472
Weight Watchers International, Inc. (a)	1,063	70,264
		499,015
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	2,472	42,321
BFC Financial Corp. Class A	1,810	10,589
Biglari Holdings, Inc. (a)	2	1,500
Biglari Holdings, Inc. (a)	30	4,275
BJ's Restaurants, Inc.	569	34,811
Bloomin' Brands, Inc.	2,306	46,005
Bluegreen Vacations Corp.	199	2,607
Bojangles', Inc. (a)	483	7,636
Boyd Gaming Corp.	2,272	60,344
Brinker International, Inc.	1,211	52,497
Carrols Restaurant Group, Inc. (a)	962	12,660
Century Casinos, Inc. (a)	743	4,636
Churchill Downs, Inc.	325	81,123
Chuy's Holdings, Inc. (a)	457	11,137
Cracker Barrel Old Country Store, Inc. (b)	530	84,100
Dave & Buster's Entertainment, Inc.	1,100	65,505
Del Frisco's Restaurant Group, Inc. (a)	919	6,203
Del Taco Restaurants, Inc. (a)	849	9,254
Denny's Corp. (a)	1,708	29,634
Dine Brands Global, Inc.	462	37,440
Drive Shack, Inc. (a)	1,656	8,843
El Pollo Loco Holdings, Inc. (a)	600	7,506
Eldorado Resorts, Inc. (a)(b)	1,818	66,357
Empire Resorts, Inc. (a)	98	629
Fiesta Restaurant Group, Inc. (a)	654	16,880
Golden Entertainment, Inc. (a)	505	9,176
Habit Restaurants, Inc. Class A (a)	555	7,049
International Speedway Corp. Class A	664	24,907
J. Alexanders Holdings, Inc. (a)	351	3,703
Jack in the Box, Inc.	750	59,198
Lindblad Expeditions Holdings (a)	596	8,052
Marriott Vacations Worldwide Corp.	1,073	94,950
Monarch Casino & Resort, Inc. (a)	313	12,135
Nathan's Famous, Inc.	77	5,767
Noodles & Co. (a)(b)	386	3,640
Papa John's International, Inc. (b)	613	33,433
Penn National Gaming, Inc. (a)	2,973	72,184
Planet Fitness, Inc. (a)	2,439	119,731
PlayAGS, Inc. (a)	601	14,574
Potbelly Corp. (a)	640	7,475
RCI Hospitality Holdings, Inc.	246	6,440
Red Lion Hotels Corp. (a)	460	5,028
Red Robin Gourmet Burgers, Inc. (a)	355	10,721
Red Rock Resorts, Inc.	1,912	44,244
Ruth's Hospitality Group, Inc.	797	21,543
Scientific Games Corp. Class A (a)(b)	1,519	33,813
SeaWorld Entertainment, Inc. (a)	1,518	39,650
Shake Shack, Inc. Class A (a)	681	36,018
Sonic Corp.	952	41,203
Speedway Motorsports, Inc.	312	4,845
Texas Roadhouse, Inc. Class A	1,869	113,000
The Cheesecake Factory, Inc. (b)	1,179	56,993
Town Sports International Holdings, Inc. (a)	406	3,118
Wingstop, Inc.	802	50,221
Zoe's Kitchen, Inc. (a)	528	6,716
		1,654,019
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	278	5,491
Beazer Homes U.S.A., Inc. (a)	884	7,788
Cavco Industries, Inc. (a)	237	47,545
Century Communities, Inc. (a)	729	15,469
Ethan Allen Interiors, Inc.	662	12,671
Flexsteel Industries, Inc.	202	5,135
GoPro, Inc. Class A (a)(b)	3,117	20,479
Green Brick Partners, Inc. (a)	685	6,439
Hamilton Beach Brands Holding Co. Class A	177	4,110
Helen of Troy Ltd. (a)	731	90,732
Hooker Furniture Corp.	315	9,220
Hovnanian Enterprises, Inc. Class A (a)	3,294	4,809
Installed Building Products, Inc. (a)	611	18,611
iRobot Corp. (a)(b)	737	64,981
KB Home	2,373	47,389
La-Z-Boy, Inc.	1,291	35,890
LGI Homes, Inc. (a)(b)	513	21,951
Lifetime Brands, Inc.	310	3,209
Lovesac (a)	93	1,771
M.D.C. Holdings, Inc.	1,252	35,181
M/I Homes, Inc. (a)	772	18,659
Meritage Homes Corp. (a)	1,068	39,783
New Home Co. LLC (a)	345	2,460
Purple Innovation, Inc. (a)	106	737
Roku, Inc. Class A (a)	1,196	66,498
Skyline Champion Corp.	794	18,921
Taylor Morrison Home Corp. (a)	3,159	52,250
TopBuild Corp. (a)	978	44,616
TRI Pointe Homes, Inc. (a)	4,178	49,718
Tupperware Brands Corp.	1,387	48,684
Turtle Beach Corp. (a)(b)	216	3,834
Universal Electronics, Inc. (a)	368	11,507
Vuzix Corp. (a)	646	3,928
William Lyon Homes, Inc. (a)	875	11,865
Zagg, Inc. (a)	759	9,191
		841,522
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	738	7,712
Duluth Holdings, Inc. (a)(b)	228	7,006
Etsy, Inc. (a)	3,296	140,146
Gaia, Inc. Class A (a)	307	4,485
Groupon, Inc. (a)	12,179	39,825
Lands' End, Inc. (a)	292	4,763
Leaf Group Ltd. (a)	456	3,990
Liberty Expedia Holdings, Inc. (a)	1,502	65,217
Liquidity Services, Inc. (a)	712	4,229
NutriSystem, Inc.	810	28,804
Overstock.com, Inc. (a)(b)	576	11,589
PetMed Express, Inc.	551	15,395
Quotient Technology, Inc. (a)	2,194	28,237
Remark Holdings, Inc. (a)(b)	675	1,532
Shutterfly, Inc. (a)	911	45,550
Shutterstock, Inc.	517	21,135
Stamps.com, Inc. (a)	485	98,052
		527,667
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	1,482	20,274
Callaway Golf Co.	2,593	55,490
Clarus Corp.	596	5,841
Escalade, Inc.	296	3,463
Johnson Outdoors, Inc. Class A	135	10,167
Malibu Boats, Inc. Class A (a)	563	22,633
Marine Products Corp.	204	4,155
MCBC Holdings, Inc. (a)	509	15,107
Nautilus, Inc. (a)	813	9,943
Sturm, Ruger & Co., Inc. (b)	462	27,438
Vista Outdoor, Inc. (a)	1,577	19,713
		194,224
Media - 0.1%
Liberty Latin America Ltd. (a)	3,074	55,363
Liberty Latin America Ltd. Class A (a)	1,253	22,529
LiveXLive Media, Inc. (a)	137	406
		78,298
Multiline Retail - 0.4%
Big Lots, Inc.	1,105	45,880
Dillard's, Inc. Class A (b)	320	22,534
JC Penney Corp., Inc. (a)(b)	8,584	12,618
Ollie's Bargain Outlet Holdings, Inc. (a)	1,371	127,366
		208,398
Specialty Retail - 3.1%
Aaron's, Inc. Class A	1,910	90,018
Abercrombie & Fitch Co. Class A	1,880	37,036
America's Car Mart, Inc. (a)	168	12,583
American Eagle Outfitters, Inc.	4,451	102,640
Armstrong Flooring, Inc. (a)	581	9,035
Asbury Automotive Group, Inc. (a)	556	36,196
Ascena Retail Group, Inc. (a)	4,830	18,596
At Home Group, Inc. (a)	1,222	33,409
Barnes & Noble Education, Inc. (a)	1,041	5,944
Barnes & Noble, Inc.	1,624	10,280
Bed Bath & Beyond, Inc. (b)	3,706	50,920
Big 5 Sporting Goods Corp. (b)	549	1,927
Boot Barn Holdings, Inc. (a)	762	18,806
Caleres, Inc.	1,157	39,569
Camping World Holdings, Inc. (b)	895	15,349
Cars.com, Inc. (a)	1,936	50,549
Chico's FAS, Inc.	3,516	26,968
Citi Trends, Inc.	356	9,017
Conn's, Inc. (a)	543	15,085
DSW, Inc. Class A	1,892	50,233
Express, Inc. (a)	2,019	17,787
Five Below, Inc. (a)	1,507	171,502
Francesca's Holdings Corp. (a)	928	2,821
GameStop Corp. Class A (b)	2,770	40,442
Genesco, Inc. (a)	540	23,107
GNC Holdings, Inc. Class A (a)(b)	2,248	8,273
Group 1 Automotive, Inc.	529	30,544
Guess?, Inc.	1,592	33,814
Haverty Furniture Companies, Inc.	515	10,444
Hibbett Sports, Inc. (a)	519	9,067
Hudson Ltd. (a)	1,096	23,169
Kirkland's, Inc. (a)	423	4,277
Lithia Motors, Inc. Class A (sub. vtg.)	633	56,388
Lumber Liquidators Holdings, Inc. (a)(b)	791	9,460
MarineMax, Inc. (a)	713	16,228
Monro, Inc.	877	65,249
Murphy U.S.A., Inc. (a)	830	66,923
New York & Co., Inc. (a)	819	3,243
Office Depot, Inc.	15,334	39,255
Party City Holdco, Inc. (a)	1,558	16,312
Pier 1 Imports, Inc.	2,229	3,544
Rent-A-Center, Inc. (a)	1,215	17,314
RH (a)(b)	532	61,558
Sally Beauty Holdings, Inc. (a)	3,327	59,254
Shoe Carnival, Inc.	294	11,975
Signet Jewelers Ltd.	1,629	91,305
Sleep Number Corp. (a)	950	34,552
Sonic Automotive, Inc. Class A (sub. vtg.)	675	12,231
Sportsman's Warehouse Holdings, Inc. (a)	999	5,025
Tailored Brands, Inc.	1,374	28,868
The Buckle, Inc. (b)	797	16,259
The Cato Corp. Class A (sub. vtg.)	627	12,089
The Children's Place Retail Stores, Inc.	446	66,632
The Container Store Group, Inc. (a)	446	2,636
Tile Shop Holdings, Inc.	1,107	7,196
Tilly's, Inc.	403	7,149
Winmark Corp.	68	10,451
Zumiez, Inc. (a)	515	11,979
		1,742,482
Textiles, Apparel & Luxury Goods - 1.0%
Arlo Technologies, Inc. (b)	325	4,417
Carbon Black, Inc. (b)	230	3,788
Crocs, Inc. (a)	1,870	38,410
Culp, Inc.	313	7,246
Deckers Outdoor Corp. (a)	832	105,805
electroCore, Inc.	158	1,585
Emerald Expositions Events, Inc.	675	9,869
Essential Properties Realty Trust, Inc.	975	13,260
Fossil Group, Inc. (a)	1,262	27,398
G-III Apparel Group Ltd. (a)	1,199	47,792
Goosehead Insurance	269	9,221
i3 Verticals, Inc. Class A	210	4,513
J.Jill, Inc. (a)	451	2,278
KKR Real Estate Finance Trust, Inc.	500	10,040
Movado Group, Inc.	436	16,790
Oxford Industries, Inc.	463	41,198
PetIQ, Inc. Class A (a)	310	9,815
Rocky Brands, Inc.	193	5,543
Sonos, Inc.	450	5,720
Steven Madden Ltd.	2,402	75,111
Superior Group of Companies, Inc.	252	4,382
Unifi, Inc. (a)	425	9,728
Vera Bradley, Inc. (a)	624	8,231
Wolverine World Wide, Inc.	2,546	89,543
		551,683

TOTAL CONSUMER DISCRETIONARY		6,959,404

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	232	71,291
Castle Brands, Inc. (a)	2,666	2,529
Celsius Holdings, Inc. (a)	616	2,458
Coca-Cola Bottling Co. Consolidated	129	22,269
Craft Brew Alliance, Inc. (a)	346	6,346
MGP Ingredients, Inc. (b)	365	25,977
National Beverage Corp. (a)	324	29,954
Primo Water Corp. (a)	905	15,086
		175,910
Food & Staples Retailing - 0.6%
Andersons, Inc.	749	26,964
BJ's Wholesale Club Holdings, Inc.	1,950	43,193
Chefs' Warehouse Holdings (a)	601	20,212
Ingles Markets, Inc. Class A	392	12,912
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	249	4,512
Performance Food Group Co. (a)	2,810	82,389
PriceSmart, Inc.	611	42,862
Rite Aid Corp. (a)(b)	29,076	34,891
Smart & Final Stores, Inc. (a)	642	3,242
SpartanNash Co.	986	17,600
United Natural Foods, Inc. (a)	1,393	30,270
Village Super Market, Inc. Class A	225	5,544
Weis Markets, Inc.	261	12,045
		336,636
Food Products - 1.2%
Alico, Inc.	92	3,045
B&G Foods, Inc. Class A (b)	1,808	47,080
Cal-Maine Foods, Inc.	863	42,002
Calavo Growers, Inc.	438	42,486
Darling International, Inc. (a)	4,521	93,404
Dean Foods Co.	2,502	19,991
Farmer Brothers Co. (a)	273	6,582
Fresh Del Monte Produce, Inc.	835	27,580
Freshpet, Inc. (a)	722	27,508
Hostess Brands, Inc. Class A (a)	2,729	28,382
J&J Snack Foods Corp.	414	64,650
John B. Sanfilippo & Son, Inc.	237	14,945
Lancaster Colony Corp.	520	89,118
Landec Corp. (a)	739	10,117
Limoneira Co.	406	10,008
nLIGHT, Inc. (a)(b)	194	3,461
Sanderson Farms, Inc.	562	55,295
Seneca Foods Corp. Class A (a)	196	6,199
The Simply Good Foods Co. (a)	1,670	31,663
Tootsie Roll Industries, Inc.	450	14,207
		637,723
Household Products - 0.2%
Central Garden & Pet Co. (a)	348	11,303
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,050	31,133
Funko, Inc. (a)	284	5,353
Oil-Dri Corp. of America	136	4,206
WD-40 Co.	376	62,822
		114,817
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	1,485	71,250
elf Beauty, Inc. (a)(b)	616	6,536
Inter Parfums, Inc.	478	28,197
MediFast, Inc.	323	68,373
Natural Health Trends Corp.	201	4,571
Nature's Sunshine Products, Inc. (a)	224	1,982
Revlon, Inc. (a)(b)	220	4,620
USANA Health Sciences, Inc. (a)	349	40,840
		226,369
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	3,196	7,734
Pyxus International, Inc. (a)	232	5,508
Turning Point Brands, Inc.	220	9,042
Universal Corp.	681	46,213
Vector Group Ltd.	2,810	37,991
		106,488

TOTAL CONSUMER STAPLES		1,597,943

ENERGY - 4.4%
Energy Equipment & Services - 1.5%
ACM Research, Inc. (a)	233	2,225
Archrock, Inc.	3,493	35,838
Basic Energy Services, Inc. (a)	517	4,017
Bristow Group, Inc. (a)	898	9,887
C&J Energy Services, Inc. (a)	1,810	33,992
Carbo Ceramics, Inc. (a)(b)	547	2,642
Dawson Geophysical Co.	590	3,310
Diamond Offshore Drilling, Inc. (a)(b)	1,788	25,354
Dril-Quip, Inc. (a)	1,037	44,135
Era Group, Inc. (a)	543	6,147
Exterran Corp. (a)	893	18,655
Forum Energy Technologies, Inc. (a)	2,253	20,187
Frank's International NV (a)(b)	2,006	14,243
FTS International, Inc. (a)	884	11,324
GulfMark Offshore, Inc. (a)	109	3,672
Helix Energy Solutions Group, Inc. (a)	3,892	33,160
Independence Contract Drilling, Inc. (a)	934	3,745
ION Geophysical Corp. (a)	291	3,437
Key Energy Services, Inc. (a)	287	2,597
KLX Energy Services Holdings, Inc. (a)	551	15,918
Liberty Oilfield Services, Inc. Class A (b)	1,220	23,156
Mammoth Energy Services, Inc.	342	8,536
Matrix Service Co. (a)	730	14,841
McDermott International, Inc. (a)	4,952	38,279
Natural Gas Services Group, Inc. (a)	337	6,504
NCS Multistage Holdings, Inc. (a)	269	3,040
Newpark Resources, Inc. (a)	2,471	20,287
Noble Corp. (a)	6,774	34,005
Nuverra Environmental Solutions, Inc. (a)	31	348
Ocean Rig UDW, Inc. (United States) (a)	1,508	45,677
Oceaneering International, Inc. (a)	2,733	51,763
Oil States International, Inc. (a)	1,652	36,790
PHI, Inc. (non-vtg.) (a)	327	2,547
Pioneer Energy Services Corp. (a)	2,050	6,089
Profire Energy, Inc. (a)	623	1,420
Quintana Energy Services, Inc. (a)	174	1,112
RigNet, Inc. (a)	392	6,703
Rowan Companies PLC (a)	3,522	56,035
SEACOR Holdings, Inc. (a)	471	22,603
SEACOR Marine Holdings, Inc. (a)	452	8,263
Smart Sand, Inc. (a)(b)	579	1,604
Solaris Oilfield Infrastructure, Inc. Class A (a)	720	9,504
Superior Energy Services, Inc. (a)	4,216	33,011
TETRA Technologies, Inc. (a)	3,311	9,834
Tidewater, Inc. (a)	662	17,775
U.S. Silica Holdings, Inc. (b)	2,150	30,100
Unit Corp. (a)	1,437	33,238
		817,549
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	4,360	8,022
Adams Resources & Energy, Inc.	59	2,392
Alta Mesa Resources, Inc. Class A (a)(b)	2,747	8,653
Amyris, Inc. (a)(b)	842	6,273
Approach Resources, Inc. (a)(b)	1,200	2,004
Arch Coal, Inc.	503	48,238
Ardmore Shipping Corp. (a)	895	5,782
Berry Petroleum Corp.	357	4,998
Bonanza Creek Energy, Inc. (a)	521	13,416
California Resources Corp. (a)	1,244	38,987
Callon Petroleum Co. (a)	6,304	62,851
Carrizo Oil & Gas, Inc. (a)	2,412	43,923
Clean Energy Fuels Corp. (a)	3,756	8,301
Cloud Peak Energy, Inc. (a)	2,005	3,429
CONSOL Energy, Inc. (a)	776	30,916
CVR Energy, Inc.	439	18,877
Delek U.S. Holdings, Inc.	2,305	84,640
Denbury Resources, Inc. (a)	12,690	43,781
DHT Holdings, Inc.	2,557	12,862
Dorian Lpg Ltd. (a)	747	5,939
Earthstone Energy, Inc. (a)	522	4,296
Eclipse Resources Corp. (a)	2,330	2,656
Energy Fuels, Inc. (a)(b)	2,284	7,634
EP Energy Corp. (a)(b)	1,082	1,948
Evolution Petroleum Corp.	701	7,220
Frontline Ltd. (NY Shares) (a)	2,137	15,280
GasLog Ltd.	1,128	23,079
Golar LNG Ltd.	2,609	69,869
Goodrich Petroleum Corp. (a)	243	3,662
Green Plains, Inc.	1,093	18,625
Gulfport Energy Corp. (a)	4,815	43,865
Halcon Resources Corp. (a)	3,644	12,098
Hallador Energy Co.	460	3,018
Highpoint Resources, Inc. (a)	2,996	11,145
International Seaways, Inc. (a)	593	12,755
Isramco, Inc. (a)	19	2,068
Jagged Peak Energy, Inc. (a)(b)	1,783	21,967
Laredo Petroleum, Inc. (a)	4,272	22,385
Lilis Energy, Inc. (a)	1,206	3,256
Matador Resources Co. (a)	2,911	83,953
Midstates Petroleum Co., Inc. (a)	466	3,360
NACCO Industries, Inc. Class A	105	3,627
Nextdecade Corp. (a)	234	1,214
Nine Energy Service, Inc. (a)	410	15,182
Nordic American Tanker Shipping Ltd.	3,908	10,122
Northern Oil & Gas, Inc. (a)	5,367	15,779
Oasis Petroleum, Inc. (a)	7,442	74,867
Overseas Shipholding Group, Inc. (a)	1,546	4,854
Panhandle Royalty Co. Class A	445	7,917
Par Pacific Holdings, Inc. (a)	863	15,258
PDC Energy, Inc. (a)	1,831	77,726
Peabody Energy Corp.	2,160	76,572
Penn Virginia Corp. (a)	341	23,454
Ramaco Resources, Inc. (a)	164	1,222
Renewable Energy Group, Inc. (a)	1,020	31,702
Resolute Energy Corp. (a)(b)	597	16,615
Rex American Resources Corp. (a)	155	11,496
Ring Energy, Inc. (a)	1,583	11,287
Sanchez Energy Corp. (a)(b)	2,169	3,601
SandRidge Energy, Inc. (a)	863	7,724
Scorpio Tankers, Inc.	7,980	14,284
SemGroup Corp. Class A	2,175	40,216
Ship Finance International Ltd. (NY Shares) (b)	2,312	28,900
SilverBow Resources, Inc. (a)	194	5,094
Southwestern Energy Co. (a)	16,270	86,882
SRC Energy, Inc. (a)	6,679	47,287
Talos Energy, Inc. (a)	557	14,515
Teekay Corp.	1,903	12,617
Teekay Tankers Ltd.	5,102	5,663
Tellurian, Inc. (a)(b)	2,359	18,872
Ultra Petroleum Corp. (a)(b)	4,299	5,159
Uranium Energy Corp. (a)(b)	4,372	5,815
W&T Offshore, Inc. (a)	2,572	17,335
WildHorse Resource Development Corp. (a)	760	16,120
World Fuel Services Corp.	1,850	59,200
Zion Oil & Gas, Inc. (a)(b)	1,445	1,618
		1,618,219

TOTAL ENERGY		2,435,768

FINANCIALS - 17.9%
Banks - 9.6%
1st Constitution Bancorp	214	4,327
1st Source Corp.	436	20,313
Access National Corp.	414	10,752
ACNB Corp.	191	7,659
Allegiance Bancshares, Inc. (a)	321	12,426
Amalgamated Bank	268	5,199
American National Bankshares, Inc.	226	8,156
Ameris Bancorp	1,171	50,224
Ames National Corp.	235	6,460
Arrow Financial Corp.	341	11,983
Atlantic Capital Bancshares, Inc. (a)	718	10,820
Auburn National Bancorp., Inc.	63	2,538
Banc of California, Inc.	1,190	18,981
BancFirst Corp.	499	28,633
Bancorp, Inc., Delaware (a)	1,373	14,417
BancorpSouth Bank	2,594	74,448
Bank of Commerce Holdings	422	5,039
Bank of Marin Bancorp	186	15,808
Bankwell Financial Group, Inc.	166	5,033
Banner Corp.	887	51,286
Bar Harbor Bankshares	415	10,612
BayCom Corp.	280	6,773
BCB Bancorp, Inc.	397	4,939
Berkshire Hills Bancorp, Inc.	1,124	37,508
Blue Hills Bancorp, Inc.	631	14,646
Boston Private Financial Holdings, Inc.	2,297	31,010
Bridge Bancorp, Inc.	458	13,603
Bridgewater Bancshares, Inc. (a)	138	1,532
Brookline Bancorp, Inc., Delaware	2,177	33,744
Bryn Mawr Bank Corp.	558	22,287
Business First Bancshares, Inc.	289	7,621
Byline Bancorp, Inc. (a)	458	10,076
C & F Financial Corp.	93	4,515
Cadence Bancorp Class A	1,997	44,054
Cambridge Bancorp	102	8,721
Camden National Corp.	419	16,990
Capital City Bank Group, Inc.	323	7,655
Capstar Financial Holdings, Inc.	216	3,192
Carolina Financial Corp.	587	19,424
Cathay General Bancorp	2,129	80,199
CB Financial Services, Inc.	130	3,605
CBTX, Inc.	518	17,213
Centerstate Banks of Florida, Inc.	2,523	62,015
Central Pacific Financial Corp.	790	21,362
Central Valley Community Bancorp	312	6,315
Century Bancorp, Inc. Class A (non-vtg.)	78	5,859
Chemical Financial Corp.	1,964	92,033
Chemung Financial Corp.	91	3,956
Citizens & Northern Corp.	320	8,058
City Holding Co.	416	30,692
Civista Bancshares, Inc.	384	8,893
CNB Financial Corp., Pennsylvania	392	10,035
Coastal Financial Corp. of Washington (a)	181	2,956
Codorus Valley Bancorp, Inc.	271	7,114
Columbia Banking Systems, Inc.	2,016	74,773
Community Bank System, Inc.	1,383	80,753
Community Bankers Trust Corp. (a)	581	4,950
Community Financial Corp.	132	3,980
Community Trust Bancorp, Inc.	424	19,296
ConnectOne Bancorp, Inc.	826	17,123
County Bancorp, Inc.	145	3,018
Customers Bancorp, Inc. (a)	815	16,699
CVB Financial Corp.	3,077	67,232
Eagle Bancorp, Inc. (a)	878	43,171
Enterprise Bancorp, Inc.	270	8,743
Enterprise Financial Services Corp.	627	27,243
Equity Bancshares, Inc. (a)	373	13,462
Esquire Financial Holdings, Inc. (a)	164	3,933
Evans Bancorp, Inc.	127	5,588
Farmers & Merchants Bancorp, Inc.	245	9,959
Farmers National Banc Corp.	682	8,934
FCB Financial Holdings, Inc. Class A (a)	1,168	45,704
Fidelity D & D Bancorp, Inc.	76	4,991
Fidelity Southern Corp.	616	14,304
Financial Institutions, Inc.	417	11,905
First Bancorp, North Carolina	808	29,807
First Bancorp, Puerto Rico (a)	5,893	54,392
First Bancshares, Inc.	340	12,254
First Bank Hamilton New Jersey	442	5,251
First Busey Corp.	1,198	33,448
First Business Finance Services, Inc.	225	4,709
First Choice Bancorp (b)	242	5,445
First Commonwealth Financial Corp.	2,746	37,071
First Community Bankshares, In	452	15,608
First Community Corp.	204	4,457
First Financial Bancorp, Ohio	2,633	68,906
First Financial Bankshares, Inc. (b)	1,790	105,592
First Financial Corp., Indiana	332	15,226
First Financial Northwest, Inc.	233	3,521
First Foundation, Inc. (a)	1,042	16,891
First Guaranty Bancshares, Inc.	128	2,925
First Internet Bancorp	265	6,829
First Interstate Bancsystem, Inc.	920	38,143
First Merchants Corp.	1,362	56,673
First Mid-Illinois Bancshares, Inc.	346	12,899
First Midwest Bancorp, Inc., Delaware	2,820	64,747
First Northwest Bancorp	260	3,796
First of Long Island Corp.	667	13,480
First Savings Financial Group, Inc.	49	3,166
First United Corp.	191	3,438
Flushing Financial Corp.	753	17,086
Franklin Financial Network, Inc. (a)	352	11,933
Fulton Financial Corp.	4,746	75,983
German American Bancorp, Inc.	587	18,614
Glacier Bancorp, Inc.	2,339	99,174
Great Southern Bancorp, Inc.	309	16,732
Great Western Bancorp, Inc.	1,630	59,740
Green Bancorp, Inc.	737	13,635
Guaranty Bancorp	703	18,292
Guaranty Bancshares, Inc. Texas	208	6,203
Hancock Whitney Corp.	2,349	98,564
Hanmi Financial Corp.	882	18,504
HarborOne Bancorp, Inc. (a)	395	7,189
Heartland Financial U.S.A., Inc.	823	43,734
Heritage Commerce Corp.	1,100	15,961
Heritage Financial Corp., Washington	1,007	32,949
Hilltop Holdings, Inc.	1,987	39,541
Home Bancshares, Inc.	4,387	83,528
HomeTrust Bancshares, Inc.	476	12,976
Hope Bancorp, Inc.	3,432	49,695
Horizon Bancorp, Inc. Indiana	1,008	16,894
Howard Bancorp, Inc. (a)	355	5,648
IBERIABANK Corp.	1,528	113,821
Independent Bank Corp.	599	13,256
Independent Bank Corp., Massachusetts	750	58,838
Independent Bank Group, Inc.	584	33,819
International Bancshares Corp.	1,530	59,211
Investar Holding Corp.	242	6,314
Investors Bancorp, Inc.	6,795	75,968
Lakeland Bancorp, Inc.	1,222	20,126
Lakeland Financial Corp.	678	29,174
LCNB Corp.	247	4,197
LegacyTexas Financial Group, Inc.	1,315	50,667
Live Oak Bancshares, Inc.	707	13,009
Luther Burbank Corp.	551	5,328
Macatawa Bank Corp.	708	7,682
MB Financial, Inc.	2,285	101,431
MBT Financial Corp.	485	5,534
Mercantile Bank Corp.	440	13,974
Merchants Bancorp/IN	450	10,350
Metropolitan Bank Holding Corp. (a)	178	6,561
Mid Penn Bancorp, Inc.	132	3,532
Middlefield Banc Corp.	85	3,946
Midland States Bancorp, Inc.	589	15,885
Midsouth Bancorp, Inc.	411	5,458
MidWestOne Financial Group, Inc.	313	9,018
MutualFirst Financial, Inc.	158	5,611
MVB Financial Corp.	233	4,269
National Bank Holdings Corp.	797	26,907
National Bankshares, Inc.	184	7,945
National Commerce Corp. (a)	497	18,439
NBT Bancorp, Inc.	1,178	42,985
Nicolet Bankshares, Inc. (a)	227	12,122
Northeast Bancorp	197	3,706
Northrim Bancorp, Inc.	184	6,998
Norwood Financial Corp.	156	5,928
Oak Valley Bancorp Oakdale California	193	3,503
OFG Bancorp	1,199	20,491
Ohio Valley Banc Corp.	110	3,843
Old Line Bancshares, Inc.	426	12,754
Old National Bancorp, Indiana	4,164	74,327
Old Second Bancorp, Inc.	791	11,248
OP Bancorp (a)	359	3,726
Opus Bank	550	10,445
Origin Bancorp, Inc.	485	18,115
Orrstown Financial Services, Inc.	203	4,113
Pacific City Financial Corp.	321	5,255
Pacific Mercantile Bancorp (a)	413	3,416
Pacific Premier Bancorp, Inc. (a)	1,259	36,801
Park National Corp.	380	34,732
Parke Bancorp, Inc.	192	3,790
PCSB Financial Corp.	457	8,555
Peapack-Gladstone Financial Corp.	504	13,603
Penns Woods Bancorp, Inc.	135	5,468
People's Utah Bancorp	419	14,041
Peoples Bancorp of North Carolina	132	3,675
Peoples Bancorp, Inc.	485	16,602
Peoples Financial Services Corp.	187	7,968
Preferred Bank, Los Angeles	388	19,947
Premier Financial Bancorp, Inc.	321	5,695
QCR Holdings, Inc.	356	12,969
Reliant Bancorp, Inc.	284	6,816
Renasant Corp.	1,328	46,321
Republic Bancorp, Inc., Kentucky Class A	261	11,711
Republic First Bancorp, Inc. (a)	1,227	8,282
S&T Bancorp, Inc.	949	38,064
Sandy Spring Bancorp, Inc.	953	33,879
SB One Bancorp	196	4,729
Seacoast Banking Corp., Florida (a)	1,265	33,282
Select Bancorp, Inc. New (a)	326	4,016
ServisFirst Bancshares, Inc.	1,280	46,054
Shore Bancshares, Inc.	357	5,755
Sierra Bancorp	383	10,429
Simmons First National Corp. Class A	2,488	66,629
SmartFinancial, Inc. (a)	328	6,672
South State Corp.	1,007	68,144
Southern First Bancshares, Inc. (a)	188	6,751
Southern National Bancorp of Virginia, Inc.	525	7,933
Southside Bancshares, Inc.	924	29,272
Spirit of Texas Bancshares, Inc. (a)	61	1,273
State Bank Financial Corp.	1,049	26,823
Stock Yards Bancorp, Inc.	586	18,582
Summit Financial Group, Inc.	298	6,288
The Bank of NT Butterfield & Son Ltd.	1,506	60,677
The Bank of Princeton	156	4,407
The First Bancorp, Inc.	277	7,911
Tompkins Financial Corp.	411	30,056
TowneBank	1,814	51,028
Trico Bancshares	708	25,502
TriState Capital Holdings, Inc. (a)	685	17,276
Triumph Bancorp, Inc. (a)	665	23,847
Trustmark Corp.	1,850	56,980
UMB Financial Corp.	1,248	79,685
Union Bankshares Corp.	1,808	61,725
Union Bankshares, Inc.	104	4,935
United Bankshares, Inc., West Virginia	2,750	91,218
United Community Bank, Inc.	2,162	53,769
United Security Bancshares, California	391	4,192
Unity Bancorp, Inc.	214	4,530
Univest Corp. of Pennsylvania	801	19,993
Valley National Bancorp	8,902	88,842
Veritex Holdings, Inc. (a)	640	15,078
Washington Trust Bancorp, Inc.	419	21,516
WesBanco, Inc.	1,443	57,864
West Bancorp., Inc.	425	9,346
Westamerica Bancorp.	710	41,329
		5,367,221
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	775	6,518
Artisan Partners Asset Management, Inc.	1,325	36,318
Ashford, Inc.	15	946
Associated Capital Group, Inc.	68	2,636
B. Riley Financial, Inc.	569	10,953
Blucora, Inc. (a)	1,316	38,059
Cohen & Steers, Inc.	612	23,495
Cowen Group, Inc. Class A (a)(b)	782	11,574
Diamond Hill Investment Group, Inc.	90	15,496
Federated Investors, Inc. Class B (non-vtg.)	2,666	65,770
Gain Capital Holdings, Inc. (b)	744	5,684
GAMCO Investors, Inc. Class A	118	2,421
Greenhill & Co., Inc.	533	11,753
Hamilton Lane, Inc. Class A	413	15,851
Houlihan Lokey	923	38,009
INTL FCStone, Inc. (a)	424	19,199
Investment Technology Group, Inc.	897	24,650
Ladenburg Thalmann Financial Services, Inc.	2,803	7,764
Moelis & Co. Class A	1,230	49,643
OM Asset Management Ltd.	2,212	25,217
Oppenheimer Holdings, Inc. Class A (non-vtg.)	269	8,274
Piper Jaffray Companies	404	28,030
PJT Partners, Inc.	548	24,846
Pzena Investment Management, Inc.	483	4,859
Rosehill Resources, Inc. (a)	25	132
Safeguard Scientifics, Inc. (a)	550	4,703
Siebert Financial Corp. (a)(b)	209	2,874
Silvercrest Asset Management Group Class A	219	3,149
Stifel Financial Corp.	1,910	87,325
Value Line, Inc.	28	707
Virtus Investment Partners, Inc.	192	19,073
Waddell & Reed Financial, Inc. Class A (b)	2,149	40,981
Westwood Holdings Group, Inc.	225	9,529
WisdomTree Investments, Inc.	3,215	24,981
		671,419
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	323	4,545
Elevate Credit, Inc. (a)	544	2,317
Encore Capital Group, Inc. (a)(b)	720	18,295
Enova International, Inc. (a)	919	21,734
EZCORP, Inc. (non-vtg.) Class A (a)(b)	1,391	13,827
First Cash Financial Services, Inc.	1,199	96,400
Green Dot Corp. Class A (a)	1,333	100,961
LendingClub Corp. (a)	8,669	28,001
Nelnet, Inc. Class A	513	28,877
PRA Group, Inc. (a)	1,227	37,841
Regional Management Corp. (a)	253	7,302
World Acceptance Corp. (a)	171	17,355
		377,455
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	953	23,282
Allakos, Inc. (a)(b)	228	11,024
Banco Latinoamericano de Comercio Exterior SA Series E	842	14,449
Cannae Holdings, Inc. (a)	1,905	35,185
Columbia Financial, Inc. (b)	1,376	20,750
ConvergeOne Holdings, Inc.	717	6,682
Donnelley Financial Solutions, Inc. (a)	935	14,539
FB Financial Corp.	454	16,562
FGL Holdings Class A (a)	3,891	30,739
Focus Financial Partners, Inc. Class A	518	19,788
Granite Point Mortgage Trust, Inc.	1,172	21,811
Level One Bancorp, Inc.	41	1,114
Marlin Business Services Corp.	243	6,459
Neon Therapeutics, Inc.	165	967
On Deck Capital, Inc. (a)	1,397	9,639
RBB Bancorp	381	8,222
Senseonics Holdings, Inc. (a)(b)	2,334	8,659
		249,871
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	1,246	25,643
American Equity Investment Life Holding Co.	2,470	77,113
Amerisafe, Inc.	527	34,302
AmTrust Financial Services, Inc. (b)	3,050	43,737
Argo Group International Holdings, Ltd.	894	55,079
Citizens, Inc. Class A (a)(b)	1,388	10,910
CNO Financial Group, Inc.	4,522	85,466
Crawford & Co. Class B	307	2,827
Donegal Group, Inc. Class A	246	3,304
eHealth, Inc. (a)	517	17,764
EMC Insurance Group	267	6,400
Employers Holdings, Inc.	888	40,812
Enstar Group Ltd. (a)	331	60,110
FBL Financial Group, Inc. Class A	273	18,832
Fednat Holding Co.	318	6,847
Genworth Financial, Inc. Class A (a)	13,878	59,398
Global Indemnity Ltd.	234	8,377
Greenlight Capital Re, Ltd. (a)(b)	815	9,446
Hallmark Financial Services, Inc. (a)	358	3,988
HCI Group, Inc.	201	8,778
Health Insurance Innovations, Inc. (a)	355	17,360
Heritage Insurance Holdings, Inc.	557	7,776
Horace Mann Educators Corp.	1,130	44,386
Independence Holding Co.	129	4,671
Investors Title Co.	38	6,916
James River Group Holdings Ltd.	712	27,412
Kemper Corp.	1,453	109,251
Kingstone Companies, Inc.	253	4,301
Kinsale Capital Group, Inc.	537	32,064
Maiden Holdings Ltd.	1,903	6,680
MBIA, Inc. (a)(b)	2,448	24,235
National General Holdings Corp.	1,701	47,390
National Western Life Group, Inc.	63	16,965
Navigators Group, Inc.	572	39,554
NI Holdings, Inc. (a)	270	4,223
Primerica, Inc.	1,188	130,371
ProAssurance Corp.	1,464	64,299
Protective Insurance Corp. Class B	259	5,970
RLI Corp.	1,081	79,918
Safety Insurance Group, Inc.	405	33,728
Selective Insurance Group, Inc.	1,597	103,565
State Auto Financial Corp.	460	14,623
Stewart Information Services Corp.	646	26,667
Third Point Reinsurance Ltd. (a)	2,158	23,867
Tiptree, Inc.	740	4,359
Trupanion, Inc. (a)(b)	695	17,556
United Fire Group, Inc.	581	31,275
United Insurance Holdings Corp.	567	11,181
Universal Insurance Holdings, Inc.	876	36,774
		1,556,470
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	786	13,598
Anworth Mortgage Asset Corp.	2,725	11,881
Apollo Commercial Real Estate Finance, Inc.	3,390	63,427
Arbor Realty Trust, Inc. (b)	1,806	21,816
Ares Commercial Real Estate Corp.	722	10,447
Armour Residential REIT, Inc.	1,143	24,895
Blackstone Mortgage Trust, Inc.	3,078	103,852
Capstead Mortgage Corp.	2,561	17,568
Cherry Hill Mortgage Investment Corp.	461	8,257
Dynex Capital, Inc.	1,520	8,801
Exantas Capital Corp.	847	9,605
Great Ajax Corp.	421	5,490
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,415	29,361
Invesco Mortgage Capital, Inc.	3,088	46,567
Ladder Capital Corp. Class A	2,397	40,365
New York Mortgage Trust, Inc. (b)	3,806	23,369
Orchid Island Capital, Inc.	1,496	9,784
PennyMac Mortgage Investment Trust	1,659	32,035
Redwood Trust, Inc.	2,278	37,405
TPG RE Finance Trust, Inc.	974	19,305
Western Asset Mortgage Capital Corp.	1,106	11,027
ZAIS Financial Corp.	475	7,277
		556,132
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	195	14,797
Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	371	5,239
Beneficial Bancorp, Inc.	1,888	29,509
BofI Holding, Inc. (a)	1,629	49,456
BSB Bancorp, Inc. (a)	232	6,682
Capitol Federal Financial, Inc.	3,519	43,671
Dime Community Bancshares, Inc.	892	14,379
Entegra Financial Corp. (a)	185	4,198
ESSA Bancorp, Inc.	262	4,231
Essent Group Ltd. (a)	2,647	104,345
Farmer Mac Class C (non-vtg.)	249	17,390
First Defiance Financial Corp.	550	14,971
Flagstar Bancorp, Inc. (a)	822	25,309
FS Bancorp, Inc.	87	3,927
Greene County Bancorp, Inc.	82	2,630
Hingham Institution for Savings	36	7,330
Home Bancorp, Inc.	214	8,504
HomeStreet, Inc. (a)	691	17,952
Impac Mortgage Holdings, Inc. (a)(b)	250	1,298
Kearny Financial Corp.	2,677	34,640
LendingTree, Inc. (a)(b)	220	44,372
Malvern Bancorp, Inc. (a)	168	3,412
Meridian Bancorp, Inc. Maryland	1,335	21,146
Meta Financial Group, Inc.	764	19,283
MGIC Investment Corp. (a)	9,969	121,721
NMI Holdings, Inc. (a)	1,720	36,361
Northfield Bancorp, Inc.	1,214	15,988
Northwest Bancshares, Inc.	2,640	42,610
OceanFirst Financial Corp.	1,312	33,220
Oconee Federal Financial Corp.	23	566
Ocwen Financial Corp. (a)	3,269	11,442
Oritani Financial Corp.	1,111	16,232
PDL Community Bancorp	232	3,181
PennyMac Financial Services, Inc.	540	10,795
Provident Bancorp, Inc. (a)	119	2,979
Provident Financial Services, Inc.	1,709	41,700
Prudential Bancorp, Inc.	245	4,403
Radian Group, Inc.	5,954	114,257
Riverview Bancorp, Inc.	617	5,226
SI Financial Group, Inc.	343	4,541
Southern Missouri Bancorp, Inc.	192	6,465
Sterling Bancorp, Inc.	591	6,117
Territorial Bancorp, Inc.	215	5,857
Timberland Bancorp, Inc.	179	5,195
Trustco Bank Corp., New York	2,586	19,369
United Community Financial Corp.	1,353	12,380
United Financial Bancorp, Inc. New	1,386	21,414
Walker & Dunlop, Inc.	763	32,015
Washington Federal, Inc.	2,299	64,740
Waterstone Financial, Inc.	690	11,275
Westfield Financial, Inc.	741	7,440
WMI Holdings Corp. (a)	715	10,360
WSFS Financial Corp.	830	35,300
		1,187,023

TOTAL FINANCIALS		9,980,388

HEALTH CARE - 15.7%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	871	7,491
ACADIA Pharmaceuticals, Inc. (a)(b)	2,708	52,752
Acceleron Pharma, Inc. (a)	1,069	54,273
Achaogen, Inc. (a)(b)	851	3,276
Achillion Pharmaceuticals, Inc. (a)	3,788	10,834
Acorda Therapeutics, Inc. (a)	1,205	23,028
Adamas Pharmaceuticals, Inc. (a)(b)	598	9,897
ADMA Biologics, Inc. (a)	536	2,878
Aduro Biotech, Inc. (a)	1,786	7,573
Adverum Biotechnologies, Inc. (a)	1,519	6,380
Aeglea BioTherapeutics, Inc. (a)	448	3,866
Agenus, Inc. (a)(b)	2,371	3,770
Aimmune Therapeutics, Inc. (a)	1,191	31,657
Akebia Therapeutics, Inc. (a)	1,372	10,276
Albireo Pharma, Inc. (a)	257	6,864
Alder Biopharmaceuticals, Inc. (a)	1,613	20,485
Aldeyra Therapeutics, Inc. (a)	460	4,954
Allena Pharmaceuticals, Inc. (a)	324	2,667
AMAG Pharmaceuticals, Inc. (a)	952	20,468
Amicus Therapeutics, Inc. (a)	5,221	58,371
AnaptysBio, Inc. (a)	525	39,228
Apellis Pharmaceuticals, Inc. (a)	1,001	14,004
Aptinyx, Inc.	363	9,453
Arbutus Biopharma Corp. (a)(b)	995	4,219
Arcus Biosciences, Inc.	243	2,442
Ardelyx, Inc. (a)	1,192	3,278
Arena Pharmaceuticals, Inc. (a)	1,367	48,747
ArQule, Inc. (a)	3,011	11,653
Array BioPharma, Inc. (a)	5,611	90,898
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,403	30,566
Arsanis, Inc. (a)	108	145
Atara Biotherapeutics, Inc. (a)	1,159	39,603
Athersys, Inc. (a)(b)	3,059	5,720
Audentes Therapeutics, Inc. (a)	894	25,211
AVEO Pharmaceuticals, Inc. (a)(b)	2,823	6,916
Avid Bioservices, Inc. (a)	1,395	7,310
AVROBIO, Inc.	171	5,140
Bellicum Pharmaceuticals, Inc. (a)	1,082	4,404
BioCryst Pharmaceuticals, Inc. (a)	3,022	22,121
Biohaven Pharmaceutical Holding Co. Ltd. (a)	782	28,191
Biospecifics Technologies Corp. (a)	158	9,681
BioTime, Inc. (a)(b)	2,458	4,793
Blueprint Medicines Corp. (a)	1,141	69,339
Calithera Biosciences, Inc. (a)	854	4,031
Calyxt, Inc. (a)	155	1,866
Cara Therapeutics, Inc. (a)(b)	891	16,697
CareDx, Inc. (a)	921	24,047
CASI Pharmaceuticals, Inc. (a)	1,344	4,408
Catalyst Biosciences, Inc. (a)	332	2,955
Catalyst Pharmaceutical Partners, Inc. (a)	2,637	7,858
Celcuity, Inc. (a)	163	4,572
Cellular Biomedicine Group, Inc. (a)	315	4,007
ChemoCentryx, Inc. (a)	618	6,687
Chimerix, Inc. (a)	1,407	4,910
Clovis Oncology, Inc. (a)	1,308	15,212
CohBar, Inc. (a)(b)	620	2,375
Coherus BioSciences, Inc. (a)	1,437	16,799
Concert Pharmaceuticals, Inc. (a)	584	8,713
Constellation Pharmaceuticals, Inc.	105	649
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,362	9,071
Corvus Pharmaceuticals, Inc. (a)	370	2,808
Crinetics Pharmaceuticals, Inc. (a)(b)	189	4,708
CTI BioPharma Corp. (a)	1,342	2,308
Cue Biopharma, Inc. (a)(b)	467	2,961
Cytokinetics, Inc. (a)	1,251	8,369
CytomX Therapeutics, Inc. (a)	1,235	17,611
Deciphera Pharmaceuticals, Inc. (a)	243	4,906
Denali Therapeutics, Inc. (a)(b)	1,263	18,276
Dicerna Pharmaceuticals, Inc. (a)	1,255	16,516
Dynavax Technologies Corp. (a)	1,727	17,080
Eagle Pharmaceuticals, Inc. (a)(b)	295	14,526
Editas Medicine, Inc. (a)	1,272	32,220
Eidos Therapeutics, Inc.	190	2,324
Emergent BioSolutions, Inc. (a)	1,226	75,019
Enanta Pharmaceuticals, Inc. (a)	463	35,725
Epizyme, Inc. (a)	1,445	11,632
Esperion Therapeutics, Inc. (a)	629	28,575
Evelo Biosciences, Inc.	140	1,275
Fate Therapeutics, Inc. (a)	1,389	17,307
Fennec Pharmaceuticals, Inc. (a)	304	2,213
FibroGen, Inc. (a)	2,063	88,441
Five Prime Therapeutics, Inc. (a)	913	11,084
Flexion Therapeutics, Inc. (a)(b)	933	12,633
Fortress Biotech, Inc. (a)(b)	861	718
Forty Seven, Inc.	228	2,814
Genomic Health, Inc. (a)	576	41,305
Geron Corp. (a)	4,686	7,170
Global Blood Therapeutics, Inc. (a)	1,376	48,284
GlycoMimetics, Inc. (a)(b)	947	11,913
GTx, Inc. (a)	133	211
Halozyme Therapeutics, Inc. (a)	3,444	53,485
Heron Therapeutics, Inc. (a)	1,899	52,716
Homology Medicines, Inc. (a)	287	5,401
Idera Pharmaceuticals, Inc. (a)	517	3,448
Immune Design Corp. (a)	894	1,287
ImmunoGen, Inc. (a)	3,950	21,449
Immunomedics, Inc. (a)(b)	3,920	88,318
Inovio Pharmaceuticals, Inc. (a)	2,257	11,127
Insmed, Inc. (a)	2,117	30,908
Insys Therapeutics, Inc. (a)(b)	749	6,389
Intellia Therapeutics, Inc. (a)	915	15,537
Intercept Pharmaceuticals, Inc. (a)	604	57,990
Intrexon Corp. (a)(b)	2,021	23,363
Invitae Corp. (a)	1,803	25,585
Iovance Biotherapeutics, Inc. (a)	2,259	20,512
Ironwood Pharmaceuticals, Inc. Class A (a)	3,840	50,304
Jounce Therapeutics, Inc. (a)	413	1,669
Kadmon Holdings, Inc. (a)	2,784	6,598
Karyopharm Therapeutics, Inc. (a)	1,340	14,124
Keryx Biopharmaceuticals, Inc. (a)(b)	2,594	7,211
Kezar Life Sciences, Inc.	144	3,561
Kindred Biosciences, Inc. (a)	846	12,301
Kiniksa Pharmaceuticals Ltd.	177	3,370
Kura Oncology, Inc. (a)	785	8,533
La Jolla Pharmaceutical Co. (a)(b)	584	9,519
Lexicon Pharmaceuticals, Inc. (a)(b)	1,178	9,224
Ligand Pharmaceuticals, Inc. Class B (a)	577	95,095
Liquidia Technologies, Inc.	133	2,179
Loxo Oncology, Inc. (a)	742	113,274
Macrogenics, Inc. (a)	1,088	17,908
Madrigal Pharmaceuticals, Inc. (a)	191	36,454
Magenta Therapeutics, Inc.	105	921
MannKind Corp. (a)(b)	3,875	7,091
MediciNova, Inc. (a)	1,111	10,843
MeiraGTx Holdings PLC	97	1,296
Menlo Therapeutics, Inc. (a)	252	1,537
MiMedx Group, Inc. (a)(b)	2,858	16,634
Minerva Neurosciences, Inc. (a)	837	9,182
Miragen Therapeutics, Inc. (a)	744	3,214
Mirati Therapeutics, Inc. (a)	554	20,703
Molecular Templates, Inc. (a)	247	1,057
Momenta Pharmaceuticals, Inc. (a)	2,105	26,334
Myriad Genetics, Inc. (a)	1,834	82,585
NantKwest, Inc. (a)	776	1,692
Natera, Inc. (a)	912	20,028
NewLink Genetics Corp. (a)	816	1,542
Novavax, Inc. (a)(b)	10,483	18,450
Nymox Pharmaceutical Corp. (a)	828	1,449
Opko Health, Inc. (a)(b)	8,885	30,031
Organovo Holdings, Inc. (a)	3,243	3,275
Ovid Therapeutics, Inc. (a)	341	1,749
Palatin Technologies, Inc. (a)	5,573	5,015
PDL BioPharma, Inc. (a)	3,913	9,743
Pfenex, Inc. (a)	796	3,160
Pieris Pharmaceuticals, Inc. (a)	1,431	5,896
Polarityte, Inc. (a)(b)	271	4,130
Portola Pharmaceuticals, Inc. (a)	1,799	35,422
Progenics Pharmaceuticals, Inc. (a)	2,330	11,673
Proteostasis Therapeutics, Inc. (a)	707	4,390
Prothena Corp. PLC (a)	1,111	13,776
PTC Therapeutics, Inc. (a)	1,247	48,034
Puma Biotechnology, Inc. (a)	800	29,640
Ra Pharmaceuticals, Inc. (a)	399	5,714
Radius Health, Inc. (a)	1,124	17,793
Recro Pharma, Inc. (a)	485	3,133
REGENXBIO, Inc. (a)	874	58,270
Repligen Corp. (a)	1,078	58,449
Replimune Group, Inc. (a)	212	2,731
Retrophin, Inc. (a)	1,120	28,739
Rigel Pharmaceuticals, Inc. (a)	4,647	13,337
Rocket Pharmaceuticals, Inc. (a)(b)	577	9,140
Rubius Therapeutics, Inc. (b)	340	5,586
Sangamo Therapeutics, Inc. (a)	2,802	35,501
Savara, Inc. (a)	789	7,101
Scholar Rock Holding Corp.	175	4,111
Selecta Biosciences, Inc. (a)	503	2,585
Seres Therapeutics, Inc. (a)(b)	539	3,703
Sienna Biopharmaceuticals, Inc. (a)(b)	417	3,849
Solid Biosciences, Inc. (a)(b)	333	10,656
Sorrento Therapeutics, Inc. (a)(b)	3,017	9,624
Spark Therapeutics, Inc. (a)(b)	869	39,096
Spectrum Pharmaceuticals, Inc. (a)	2,785	33,142
Spring Bank Pharmaceuticals, Inc. (a)	381	3,829
Stemline Therapeutics, Inc. (a)	789	11,819
Surface Oncology, Inc.	187	1,460
Syndax Pharmaceuticals, Inc. (a)	367	1,765
Synergy Pharmaceuticals, Inc. (a)(b)	6,711	2,796
Synlogic, Inc. (a)	420	3,322
Syros Pharmaceuticals, Inc. (a)	678	4,461
T2 Biosystems, Inc. (a)	841	4,415
TG Therapeutics, Inc. (a)(b)	1,717	7,812
Tocagen, Inc. (a)	501	5,240
Translate Bio, Inc.	256	1,441
Tyme, Inc. (a)	1,172	2,625
Ultragenyx Pharmaceutical, Inc. (a)	1,295	62,743
UNITY Biotechnology, Inc. (b)	133	1,482
Unum Therapeutics, Inc.	98	733
Vanda Pharmaceuticals, Inc. (a)	1,412	26,786
Veracyte, Inc. (a)	789	11,717
Verastem, Inc. (a)(b)	1,896	9,613
Vericel Corp. (a)	1,189	13,257
Viking Therapeutics, Inc. (a)(b)	1,426	19,394
Vital Therapies, Inc. (a)	776	238
Voyager Therapeutics, Inc. (a)	586	7,952
Xencor, Inc. (a)	1,277	41,783
XOMA Corp. (a)	153	1,883
Zafgen, Inc. (a)	838	8,137
ZIOPHARM Oncology, Inc. (a)(b)	3,583	7,094
		3,355,999
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)	2,284	10,255
Angiodynamics, Inc. (a)	1,012	20,675
Anika Therapeutics, Inc. (a)	396	14,161
Antares Pharma, Inc. (a)	3,981	11,903
Atricure, Inc. (a)	922	29,329
Atrion Corp.	39	26,605
Avanos Medical, Inc. (a)	1,293	73,184
AxoGen, Inc. (a)	938	34,978
Cardiovascular Systems, Inc. (a)	897	25,161
Cerus Corp. (a)	3,675	24,623
CONMED Corp.	696	46,931
Cryolife, Inc. (a)	979	30,329
CryoPort, Inc. (a)	705	7,826
Cutera, Inc. (a)	372	7,552
CytoSorbents Corp. (a)	816	8,160
Endologix, Inc. (a)	2,352	2,869
Fonar Corp. (a)	175	4,330
Genmark Diagnostics, Inc. (a)	1,405	7,489
Glaukos Corp. (a)	911	52,783
Globus Medical, Inc. (a)	2,005	105,964
Haemonetics Corp. (a)	1,433	149,706
Helius Medical Technologies, Inc. (U.S.) (a)(b)	443	4,536
Heska Corp. (a)	184	18,440
Inogen, Inc. (a)	487	92,321
Inspire Medical Systems, Inc.	214	8,577
Integer Holdings Corp. (a)	858	63,895
IntriCon Corp. (a)	198	8,292
Invacare Corp.	897	11,589
IRadimed Corp. (a)	93	2,321
iRhythm Technologies, Inc. (a)	665	51,378
K2M Group Holdings, Inc. (a)	1,132	30,994
Lantheus Holdings, Inc. (a)	1,017	14,207
LeMaitre Vascular, Inc.	440	11,748
LivaNova PLC (a)	1,342	150,291
Meridian Bioscience, Inc.	1,155	18,723
Merit Medical Systems, Inc. (a)	1,471	84,024
Natus Medical, Inc. (a)	887	26,504
Neogen Corp. (a)	1,385	84,097
Nevro Corp. (a)	805	39,252
Novocure Ltd. (a)	2,031	67,307
NuVasive, Inc. (a)	1,418	79,649
Nuvectra Corp. (a)	387	7,744
NxStage Medical, Inc. (a)	1,785	50,658
OraSure Technologies, Inc. (a)	1,666	23,157
Orthofix International NV (a)	483	29,376
OrthoPediatrics Corp.	196	6,807
Oxford Immunotec Global PLC (a)	691	10,648
Pulse Biosciences, Inc. (a)	290	3,715
Quanterix Corp. (a)(b)	234	4,097
Quidel Corp. (a)	941	60,563
Rockwell Medical Technologies, Inc. (a)(b)	1,293	5,275
RTI Biologics, Inc. (a)	1,542	7,062
Seaspine Holdings Corp. (a)	319	5,477
Sientra, Inc. (a)	633	13,033
Staar Surgical Co. (a)	1,210	48,533
SurModics, Inc. (a)	357	22,645
Tactile Systems Technology, Inc. (a)	487	31,889
Tandem Diabetes Care, Inc. (a)	1,407	52,917
TransEnterix, Inc. (a)(b)	4,436	14,506
Utah Medical Products, Inc.	95	8,282
Varex Imaging Corp. (a)	1,051	27,284
ViewRay, Inc. (a)(b)	1,672	14,463
Wright Medical Group NV (a)	3,423	92,353
		2,103,442
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	351	1,934
Addus HomeCare Corp. (a)	260	17,030
Amedisys, Inc. (a)	737	81,070
American Renal Associates Holdings, Inc. (a)	365	7,041
AMN Healthcare Services, Inc. (a)	1,303	65,958
Apollo Medical Holdings, Inc. (a)	87	1,779
BioScrip, Inc. (a)	3,442	9,225
BioTelemetry, Inc. (a)	894	51,941
Brookdale Senior Living, Inc. (a)	5,168	46,150
Capital Senior Living Corp. (a)	661	5,949
Civitas Solutions, Inc. (a)	434	6,276
Community Health Systems, Inc. (a)(b)	2,389	7,549
Corvel Corp. (a)	248	14,374
Cross Country Healthcare, Inc. (a)	975	8,609
Diplomat Pharmacy, Inc. (a)	1,568	31,109
G1 Therapeutics, Inc. (a)	573	22,926
Genesis HealthCare, Inc. Class A (a)	1,521	2,342
HealthEquity, Inc. (a)	1,493	137,057
LHC Group, Inc. (a)	814	74,424
LifePoint Hospitals, Inc. (a)	979	63,498
Magellan Health Services, Inc. (a)	678	44,111
National Healthcare Corp.	334	26,563
National Research Corp. Class A	300	11,415
National Vision Holdings, Inc.	1,338	55,433
Neuronetics, Inc.	174	4,434
OptiNose, Inc. (b)	520	5,502
Owens & Minor, Inc.	1,681	13,280
Patterson Companies, Inc.	2,265	51,144
Providence Service Corp. (a)	308	20,356
Quorum Health Corp. (a)	779	3,100
R1 RCM, Inc. (a)	2,834	24,004
RadNet, Inc. (a)	1,099	16,265
Select Medical Holdings Corp. (a)	2,984	49,475
Surgery Partners, Inc. (a)	517	7,026
Tenet Healthcare Corp. (a)	2,310	59,436
The Ensign Group, Inc.	1,361	50,411
Tivity Health, Inc. (a)	1,098	37,782
Triple-S Management Corp. (a)	615	10,553
U.S. Physical Therapy, Inc.	343	36,879
		1,183,410
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	4,797	57,132
Castlight Health, Inc. Class B (a)	2,108	5,207
Computer Programs & Systems, Inc.	326	8,150
Evolent Health, Inc. (a)(b)	1,883	41,803
HealthStream, Inc.	719	18,917
HMS Holdings Corp. (a)	2,285	65,854
Inovalon Holdings, Inc. Class A (a)	1,902	17,898
Medidata Solutions, Inc. (a)	1,593	111,988
NantHealth, Inc. (a)	499	773
Nextgen Healthcare, Inc. (a)	1,463	21,609
Omnicell, Inc. (a)	1,069	75,578
Simulations Plus, Inc.	311	6,285
Tabula Rasa HealthCare, Inc. (a)	484	35,758
Teladoc Health, Inc. (a)(b)	1,849	128,210
Vocera Communications, Inc. (a)	826	28,670
		623,832
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)	713	10,652
Cambrex Corp. (a)	907	48,334
ChromaDex, Inc. (a)	1,041	3,623
Codexis, Inc. (a)	1,406	21,891
Enzo Biochem, Inc. (a)	1,187	3,941
Fluidigm Corp. (a)	706	5,083
Harvard Bioscience, Inc. (a)	992	3,928
Luminex Corp.	1,139	32,769
Medpace Holdings, Inc. (a)	601	31,312
Nanostring Technologies, Inc. (a)	702	10,818
NeoGenomics, Inc. (a)	1,749	32,252
Pacific Biosciences of California, Inc. (a)	3,376	15,023
Syneos Health, Inc. (a)	1,709	77,982
		297,608
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)	729	8,668
Aerie Pharmaceuticals, Inc. (a)	983	52,276
Akcea Therapeutics, Inc. (a)(b)	356	7,946
Akorn, Inc. (a)	2,566	17,115
Amneal Pharmaceuticals, Inc. (a)(b)	2,399	44,262
Amphastar Pharmaceuticals, Inc. (a)	986	17,699
Ampio Pharmaceuticals, Inc. (a)(b)	2,556	1,176
ANI Pharmaceuticals, Inc. (a)	222	10,774
Aquestive Therapeutics, Inc.	136	2,058
Aratana Therapeutics, Inc. (a)	1,231	7,312
Assembly Biosciences, Inc. (a)	581	13,293
Assertio Therapeutics, Inc. (a)	1,629	7,909
Athenex, Inc. (a)(b)	1,222	14,750
Clearside Biomedical, Inc. (a)	765	4,146
Collegium Pharmaceutical, Inc. (a)(b)	808	12,968
Corcept Therapeutics, Inc. (a)	2,697	31,690
Corium International, Inc. (a)(b)	743	9,399
CymaBay Therapeutics, Inc. (a)	1,637	17,270
Dermira, Inc. (a)	948	11,897
Dova Pharmaceuticals, Inc. (a)(b)	331	6,143
Durect Corp. (a)	4,265	4,265
Eloxx Pharmaceuticals, Inc. (a)(b)	615	7,398
Endo International PLC (a)	6,180	104,689
Endocyte, Inc. (a)	1,793	42,404
Evolus, Inc. (a)	250	3,705
Horizon Pharma PLC (a)	4,551	82,874
Innoviva, Inc. (a)(b)	1,893	26,426
Intersect ENT, Inc. (a)	825	23,150
Intra-Cellular Therapies, Inc. (a)	1,241	21,072
Kala Pharmaceuticals, Inc. (a)	329	2,385
Lannett Co., Inc. (a)	798	2,921
Mallinckrodt PLC (a)	2,272	56,936
Marinus Pharmaceuticals, Inc. (a)	991	4,638
Melinta Therapeutics, Inc. (a)	966	2,541
Mersana Therapeutics, Inc. (a)	344	2,150
Mustang Bio, Inc. (a)	419	1,668
MyoKardia, Inc. (a)	940	49,764
Neos Therapeutics, Inc. (a)	765	2,394
Ocular Therapeutix, Inc. (a)	902	4,474
Odonate Therapeutics, Inc. (a)(b)	186	2,697
Omeros Corp. (a)(b)	1,257	19,194
Pacira Pharmaceuticals, Inc. (a)	1,101	53,828
Paratek Pharmaceuticals, Inc. (a)(b)	850	6,333
Phibro Animal Health Corp. Class A	553	23,735
Prestige Brands Holdings, Inc. (a)	1,433	51,817
Reata Pharmaceuticals, Inc. (a)	517	30,467
resTORbio, Inc. (a)(b)	220	2,433
Revance Therapeutics, Inc. (a)	911	19,832
Rhythm Pharmaceuticals, Inc.	422	11,820
scPharmaceuticals, Inc. (a)	172	736
SIGA Technologies, Inc. (a)	1,418	6,849
Spero Therapeutics, Inc. (a)	221	1,772
Supernus Pharmaceuticals, Inc. (a)	1,351	64,254
Teligent, Inc. (a)(b)	1,157	3,714
Tetraphase Pharmaceuticals, Inc. (a)	1,386	2,841
The Medicines Company (a)	1,901	44,217
TherapeuticsMD, Inc. (a)(b)	5,027	24,582
Theravance Biopharma, Inc. (a)(b)	1,178	28,590
Tricida, Inc.	320	8,640
Verrica Pharmaceuticals, Inc. (a)	152	2,006
WAVE Life Sciences (a)	486	22,691
Xeris Pharmaceuticals, Inc.	185	4,055
Zogenix, Inc. (a)	1,159	48,400
Zomedica Pharmaceuticals Corp. (a)	1,112	1,913
		1,232,021

TOTAL HEALTH CARE		8,796,312

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.2%
AAR Corp.	897	42,679
Aerojet Rocketdyne Holdings, Inc. (a)(b)	1,926	68,026
AeroVironment, Inc. (a)	585	52,632
Astronics Corp. (a)	585	17,059
Axon Enterprise, Inc. (a)(b)	1,585	97,826
Cubic Corp.	698	45,796
Ducommun, Inc. (a)	295	10,962
Engility Holdings, Inc. (a)	502	15,577
Esterline Technologies Corp. (a)	721	84,617
KEYW Holding Corp. (a)(b)	1,353	10,594
Kratos Defense & Security Solutions, Inc. (a)	2,422	30,348
Maxar Technologies Ltd. (b)	1,557	23,276
Mercury Systems, Inc. (a)	1,296	60,731
Moog, Inc. Class A	885	63,322
National Presto Industries, Inc.	137	17,080
Sparton Corp. (a)	263	3,256
Triumph Group, Inc.	1,353	24,692
Vectrus, Inc. (a)	305	8,174
Wesco Aircraft Holdings, Inc. (a)	1,495	15,219
		691,866
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,610	31,556
Atlas Air Worldwide Holdings, Inc. (a)	652	33,656
Echo Global Logistics, Inc. (a)	770	19,797
Forward Air Corp.	808	48,472
Hub Group, Inc. Class A (a)	903	41,375
Radiant Logistics, Inc.	1,087	5,913
		180,769
Airlines - 0.5%
Allegiant Travel Co.	355	40,520
Hawaiian Holdings, Inc.	1,392	48,177
Mesa Air Group, Inc.	270	3,902
SkyWest, Inc.	1,405	80,492
Spirit Airlines, Inc. (a)	1,892	98,195
		271,286
Building Products - 1.3%
AAON, Inc.	1,140	39,319
Advanced Drain Systems, Inc. Del	994	27,623
American Woodmark Corp. (a)	389	23,511
Apogee Enterprises, Inc.	760	27,436
Builders FirstSource, Inc. (a)	3,109	38,489
Caesarstone Sdot-Yam Ltd. (b)	639	10,090
Continental Building Products, Inc. (a)	1,028	28,589
COVIA Corp. (a)(b)	837	4,838
CSW Industrials, Inc. (a)	427	19,655
GCP Applied Technologies, Inc. (a)	1,988	51,628
Gibraltar Industries, Inc. (a)	882	31,434
GMS, Inc. (a)	906	14,895
Griffon Corp.	957	11,599
Insteel Industries, Inc.	504	13,164
Jeld-Wen Holding, Inc. (a)	1,897	30,845
Masonite International Corp. (a)	756	41,875
NCI Building Systems, Inc. (a)	1,177	14,418
Patrick Industries, Inc. (a)	654	28,456
PGT, Inc. (a)	1,363	27,614
Quanex Building Products Corp.	969	14,361
Simpson Manufacturing Co. Ltd.	1,146	65,414
Trex Co., Inc. (a)	1,631	99,980
Universal Forest Products, Inc.	1,655	46,787
		712,020
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	1,831	56,303
ACCO Brands Corp.	2,855	23,040
ADS Waste Holdings, Inc. (a)	1,992	53,963
Brady Corp. Class A	1,298	52,296
BrightView Holdings, Inc.	673	9,907
Casella Waste Systems, Inc. Class A (a)	1,097	35,718
CECO Environmental Corp. (a)	831	6,183
Charah Solutions, Inc.	194	1,457
Cimpress NV (a)	608	75,994
CompX International, Inc. Class A	44	574
Covanta Holding Corp.	3,243	47,640
Deluxe Corp.	1,316	62,128
Ennis, Inc.	710	13,746
Essendant, Inc.	1,029	13,109
Evoqua Water Technologies Corp. (a)	2,077	19,939
Healthcare Services Group, Inc.	2,045	83,007
Heritage-Crystal Clean, Inc. (a)	406	9,334
Herman Miller, Inc.	1,636	53,906
HNI Corp.	1,200	45,468
Interface, Inc.	1,625	26,471
Kimball International, Inc. Class B	993	16,345
Knoll, Inc.	1,335	26,500
LSC Communications, Inc.	901	8,496
Matthews International Corp. Class A	858	35,710
McGrath RentCorp.	663	35,398
Mobile Mini, Inc.	1,228	50,495
Msa Safety, Inc.	940	98,174
Multi-Color Corp.	385	20,467
NL Industries, Inc. (a)	223	1,182
PICO Holdings, Inc.	550	6,281
Pitney Bowes, Inc.	5,168	34,212
Quad/Graphics, Inc.	863	13,316
R.R. Donnelley & Sons Co.	1,937	11,370
SP Plus Corp. (a)	624	19,943
Steelcase, Inc. Class A	2,334	38,744
Team, Inc. (a)(b)	819	16,298
Tetra Tech, Inc.	1,528	100,909
The Brink's Co.	1,387	91,986
U.S. Ecology, Inc.	603	42,168
UniFirst Corp.	421	62,855
Viad Corp.	561	26,866
VSE Corp.	244	7,652
		1,455,550
Construction & Engineering - 1.1%
Aegion Corp. (a)	886	17,153
Ameresco, Inc. Class A (a)	530	8,676
Argan, Inc.	404	17,784
Comfort Systems U.S.A., Inc.	1,010	54,015
Dycom Industries, Inc. (a)	834	56,612
EMCOR Group, Inc.	1,599	113,497
Granite Construction, Inc.	1,209	55,275
Great Lakes Dredge & Dock Corp. (a)	1,598	9,284
HC2 Holdings, Inc. (a)	1,148	5,970
Ies Holdings, Inc. (a)	218	3,867
Infrastructure and Energy Alternatives, Inc. (a)	502	5,020
KBR, Inc.	3,888	76,905
Keane Group, Inc. (a)	1,486	18,679
MasTec, Inc. (a)	1,789	77,839
MYR Group, Inc. (a)	440	14,692
Northwest Pipe Co. (a)	264	4,702
NV5 Holdings, Inc. (a)	259	20,220
Orion Group Holdings, Inc. (a)	759	3,582
Primoris Services Corp.	1,150	24,346
Sterling Construction Co., Inc. (a)	729	8,281
Tutor Perini Corp. (a)	1,041	16,136
Williams Scotsman Corp. (a)(b)	1,003	14,885
		627,420
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	192	8,383
AZZ, Inc.	712	31,577
Babcock & Wilcox Enterprises, Inc. (a)	785	767
Encore Wire Corp.	560	24,752
Energous Corp. (a)(b)	631	5,073
EnerSys	1,160	92,301
Enphase Energy, Inc. (a)(b)	2,398	10,887
FuelCell Energy, Inc. (a)(b)	2,202	1,861
Generac Holdings, Inc. (a)	1,671	84,770
Plug Power, Inc. (a)(b)	5,841	10,806
Powell Industries, Inc.	248	7,232
Preformed Line Products Co.	84	5,309
Sunrun, Inc. (a)	2,670	32,734
Thermon Group Holdings, Inc. (a)	899	19,400
TPI Composites, Inc. (a)	404	10,205
Vicor Corp. (a)	483	19,368
Vivint Solar, Inc. (a)	868	4,505
		369,930
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	989	43,002
Machinery - 3.8%
Actuant Corp. Class A	1,678	40,020
Alamo Group, Inc.	266	22,802
Albany International Corp. Class A	791	55,354
Altra Industrial Motion Corp.	1,656	53,439
American Railcar Industries, Inc.	199	13,912
Astec Industries, Inc.	635	23,882
Barnes Group, Inc.	1,316	74,486
Blue Bird Corp. (a)	403	7,500
Briggs & Stratton Corp.	1,151	16,724
Cactus, Inc. (a)	1,052	35,200
Chart Industries, Inc. (a)	850	57,843
CIRCOR International, Inc.	457	14,857
Columbus McKinnon Corp. (NY Shares)	617	22,662
Commercial Vehicle Group, Inc. (a)	847	5,666
Dmc Global, Inc.	396	15,266
Douglas Dynamics, Inc.	616	26,728
Eastern Co.	161	4,556
Energy Recovery, Inc. (a)(b)	985	7,388
EnPro Industries, Inc.	572	35,578
ESCO Technologies, Inc.	703	43,038
Federal Signal Corp.	1,639	36,042
Franklin Electric Co., Inc.	1,283	54,425
FreightCar America, Inc. (a)	327	4,676
Gencor Industries, Inc. (a)	234	2,663
Global Brass & Copper Holdings, Inc.	602	19,035
Gorman-Rupp Co.	487	16,802
Graham Corp.	259	6,374
Greenbrier Companies, Inc.	874	41,471
Harsco Corp. (a)	2,221	61,011
Hillenbrand, Inc.	1,728	82,771
Hurco Companies, Inc.	176	7,170
Hyster-Yale Materials Handling Class A	285	17,228
John Bean Technologies Corp.	863	89,726
Kadant, Inc.	301	29,709
Kennametal, Inc.	2,247	79,656
L.B. Foster Co. Class A (a)	274	4,981
Lindsay Corp.	296	28,304
Lydall, Inc. (a)	471	14,069
Manitex International, Inc. (a)	405	3,459
Manitowoc Co., Inc. (a)	980	17,914
Meritor, Inc. (a)	2,279	38,720
Milacron Holdings Corp. (a)	1,905	26,670
Miller Industries, Inc.	305	7,372
Mueller Industries, Inc.	1,559	37,962
Mueller Water Products, Inc. Class A	4,251	43,615
Navistar International Corp. New (a)	1,354	45,345
NN, Inc.	768	8,909
Omega Flex, Inc.	80	4,840
Park-Ohio Holdings Corp.	250	8,270
ProPetro Holding Corp. (a)	1,955	34,506
Proto Labs, Inc. (a)	748	89,349
RBC Bearings, Inc. (a)	658	97,173
Rexnord Corp. (a)	2,880	77,213
Spartan Motors, Inc.	949	6,387
SPX Corp. (a)	1,188	34,832
SPX Flow, Inc. (a)	1,161	39,741
Standex International Corp.	351	28,473
Sun Hydraulics Corp.	787	36,517
Tennant Co.	490	29,949
Titan International, Inc.	1,378	9,729
TriMas Corp. (a)	1,259	37,078
Twin Disc, Inc. (a)	231	4,419
Wabash National Corp.	1,557	23,511
Watts Water Technologies, Inc. Class A	764	53,518
Woodward, Inc.	1,476	108,693
		2,127,178
Marine - 0.1%
Costamare, Inc.	1,339	7,097
Eagle Bulk Shipping, Inc. (a)	1,349	6,732
Genco Shipping & Trading Ltd. (a)	273	3,008
Matson, Inc.	1,166	40,903
Safe Bulkers, Inc. (a)	1,361	3,443
Scorpio Bulkers, Inc.	1,585	10,081
		71,264
Professional Services - 1.5%
Acacia Research Corp. (a)	1,283	4,208
Asgn, Inc. (a)	1,399	93,845
Barrett Business Services, Inc.	197	12,395
BG Staffing, Inc.	228	5,892
CBIZ, Inc. (a)	1,426	31,629
CRA International, Inc.	216	9,104
Exponent, Inc.	1,426	71,956
Forrester Research, Inc.	280	11,278
Franklin Covey Co. (a)	265	5,920
FTI Consulting, Inc. (a)	1,047	72,358
GP Strategies Corp. (a)	340	4,967
Heidrick & Struggles International, Inc.	516	17,807
Huron Consulting Group, Inc. (a)	607	33,075
ICF International, Inc.	500	36,820
InnerWorkings, Inc. (a)	1,205	8,664
Insperity, Inc.	1,057	116,111
Kelly Services, Inc. Class A (non-vtg.)	862	20,248
Kforce, Inc.	635	19,571
Korn/Ferry International	1,583	71,457
MISTRAS Group, Inc. (a)	478	9,512
Navigant Consulting, Inc.	1,232	26,611
Resources Connection, Inc.	824	13,448
TriNet Group, Inc. (a)	1,201	56,435
TrueBlue, Inc. (a)	1,107	25,826
WageWorks, Inc. (a)	1,096	43,632
Willdan Group, Inc. (a)	219	6,614
		829,383
Road & Rail - 0.5%
ArcBest Corp.	705	26,170
Avis Budget Group, Inc. (a)	1,841	51,769
Covenant Transport Group, Inc. Class A (a)	338	8,460
Daseke, Inc. (a)	1,142	6,943
Heartland Express, Inc.	1,288	25,077
Marten Transport Ltd.	1,082	20,839
P.A.M. Transportation Services, Inc. (a)	62	3,634
Saia, Inc. (a)	708	44,505
U.S. Xpress Enterprises, Inc.	580	5,585
U.S.A. Truck, Inc. (a)	217	4,268
Universal Logistics Holdings, Inc.	230	6,249
Werner Enterprises, Inc.	1,318	42,426
YRC Worldwide, Inc. (a)	911	7,525
		253,450
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,535	29,825
Applied Industrial Technologies, Inc.	1,053	69,214
Beacon Roofing Supply, Inc. (a)	1,877	52,387
BlueLinx Corp. (a)	248	5,840
BMC Stock Holdings, Inc. (a)	1,857	31,086
CAI International, Inc. (a)	470	11,708
DXP Enterprises, Inc. (a)	441	14,015
EnviroStar, Inc. (b)	107	4,446
GATX Corp.	1,037	77,702
General Finance Corp. (a)	269	3,497
H&E Equipment Services, Inc.	877	21,127
Herc Holdings, Inc. (a)	662	21,224
Kaman Corp.	762	48,402
Lawson Products, Inc. (a)	181	5,984
MRC Global, Inc. (a)	2,309	36,551
Nexeo Solutions, Inc. (a)	894	9,342
Now, Inc. (a)	2,970	38,135
Rush Enterprises, Inc.:
Class A	815	28,843
Class B	141	5,084
SiteOne Landscape Supply, Inc. (a)	1,103	75,048
Systemax, Inc.	334	10,792
Textainer Group Holdings Ltd. (a)	759	8,903
Titan Machinery, Inc. (a)	522	7,439
Triton International Ltd.	1,438	46,260
Veritiv Corp. (a)	314	10,469
Willis Lease Finance Corp. (a)	85	2,943
		676,266

TOTAL INDUSTRIALS		8,309,384

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.6%
ADTRAN, Inc.	1,329	17,862
Aerohive Networks, Inc. (a)	879	3,367
Applied Optoelectronics, Inc. (a)	518	10,168
CalAmp Corp. (a)	952	18,983
Calix Networks, Inc. (a)	1,253	9,147
Carvana Co. Class A (a)(b)	891	34,526
Ciena Corp. (a)	3,950	123,477
Clearfield, Inc. (a)	313	3,762
Comtech Telecommunications Corp.	638	17,813
Dasan Zhone Solutions, Inc. (a)	156	2,028
Digi International, Inc. (a)	751	8,712
Extreme Networks, Inc. (a)	3,175	17,621
Finisar Corp. (a)	3,232	53,942
Harmonic, Inc. (a)	2,300	12,673
Infinera Corp. (a)	4,150	22,991
InterDigital, Inc.	954	67,686
KVH Industries, Inc. (a)	447	5,520
Lumentum Holdings, Inc. (a)(b)	1,729	94,490
NETGEAR, Inc. (a)	860	47,713
NetScout Systems, Inc. (a)	2,140	54,056
Oclaro, Inc. (a)	4,644	38,174
Plantronics, Inc.	916	54,017
Quantenna Communications, Inc. (a)	935	16,793
Sonus Networks, Inc. (a)	1,471	10,003
ViaSat, Inc. (a)(b)	1,527	97,362
Viavi Solutions, Inc. (a)	6,276	72,362
		915,248
Electronic Equipment & Components - 2.4%
Anixter International, Inc. (a)	811	53,275
AVX Corp.	1,294	21,584
Badger Meter, Inc.	786	38,600
Bel Fuse, Inc. Class B (non-vtg.)	261	5,742
Belden, Inc.	1,116	60,320
Benchmark Electronics, Inc.	1,295	28,270
Cardtronics PLC (a)	1,096	29,767
Casa Systems, Inc. (a)	754	10,858
Control4 Corp. (a)	718	20,047
CTS Corp.	899	23,994
Daktronics, Inc.	1,027	7,507
Electro Scientific Industries, Inc. (a)(b)	884	25,636
ePlus, Inc. (a)	371	31,490
Fabrinet	993	43,017
FARO Technologies, Inc. (a)	462	23,349
Fitbit, Inc. (a)(b)	5,798	27,425
II-VI, Inc. (a)	1,702	63,365
Insight Enterprises, Inc. (a)	967	49,984
Iteris, Inc. (a)	709	3,063
Itron, Inc. (a)	932	48,594
KEMET Corp.	1,552	33,803
Kimball Electronics, Inc. (a)	715	13,156
Knowles Corp. (a)	2,401	38,848
Maxwell Technologies, Inc. (a)(b)	1,146	3,369
Mesa Laboratories, Inc.	93	16,990
Methode Electronics, Inc. Class A	991	29,334
MTS Systems Corp.	491	23,249
Napco Security Technolgies, Inc. (a)	322	4,531
Novanta, Inc. (a)	903	52,564
OSI Systems, Inc. (a)	465	32,159
Par Technology Corp. (a)	311	5,505
Park Electrochemical Corp.	541	9,554
PC Connection, Inc.	318	10,539
Plexus Corp. (a)	883	51,567
Rogers Corp. (a)	506	62,268
Sanmina Corp. (a)	1,865	47,185
ScanSource, Inc. (a)	692	26,905
SYNNEX Corp.	1,147	89,019
Tech Data Corp. (a)	1,055	74,546
TTM Technologies, Inc. (a)	2,580	30,186
Vishay Intertechnology, Inc.	3,660	66,978
Vishay Precision Group, Inc. (a)	284	9,216
		1,347,358
Internet Software & Services - 0.4%
BlackLine, Inc. (a)	994	46,102
CarGurus, Inc. Class A	1,381	61,344
Cision Ltd. (a)	1,480	21,889
GTT Communications, Inc. (a)(b)	1,172	42,075
SecureWorks Corp. (a)	241	3,974
ShotSpotter, Inc. (a)	200	7,736
Veritone, Inc. (a)(b)	210	1,449
Yext, Inc. (a)	2,250	43,245
		227,814
IT Services - 2.0%
Brightcove, Inc. (a)	1,016	8,148
CACI International, Inc. Class A (a)	676	120,639
Carbonite, Inc. (a)	862	29,489
Cass Information Systems, Inc.	330	21,813
CSG Systems International, Inc.	912	32,011
Endurance International Group Holdings, Inc. (a)	1,943	19,177
Everi Holdings, Inc. (a)	1,805	12,996
EVERTEC, Inc.	1,676	43,710
EVO Payments, Inc. Class A	443	10,517
Exela Technologies, Inc. (a)	1,295	7,900
ExlService Holdings, Inc. (a)	921	59,036
Hackett Group, Inc.	669	13,694
Information Services Group, Inc. (a)	923	3,794
Internap Network Services Corp. (a)	559	4,791
Limelight Networks, Inc. (a)	3,010	12,130
Liveramp Holdings, Inc. (a)	2,119	96,796
ManTech International Corp. Class A	730	41,814
Maximus, Inc.	1,758	114,217
MoneyGram International, Inc. (a)	855	3,625
NIC, Inc.	1,769	23,545
Perficient, Inc. (a)	938	23,469
Perspecta, Inc.	3,962	97,029
PFSweb, Inc. (a)	452	3,205
Presidio, Inc.	874	11,712
PRG-Schultz International, Inc. (a)	569	4,882
Science Applications International Corp.	1,168	81,188
ServiceSource International, Inc. (a)	2,090	2,780
Sykes Enterprises, Inc. (a)	1,092	33,492
Travelport Worldwide Ltd.	3,463	51,806
Ttec Holdings, Inc.	387	9,644
Tucows, Inc. (a)	265	13,298
Unisys Corp. (a)(b)	1,396	25,700
Virtusa Corp. (a)	785	38,928
		1,076,975
Semiconductors & Semiconductor Equipment - 2.5%
Acacia Communications, Inc. (a)	752	25,921
Adesto Technologies Corp. (a)	706	2,817
Advanced Energy Industries, Inc. (a)	1,083	46,601
Alpha & Omega Semiconductor Ltd. (a)	540	5,006
Ambarella, Inc. (a)(b)	889	30,919
Amkor Technology, Inc. (a)	2,809	20,084
Aquantia Corp. (a)(b)	594	5,679
Axcelis Technologies, Inc. (a)	891	15,379
AXT, Inc. (a)	1,059	6,979
Brooks Automation, Inc.	1,914	59,391
Cabot Microelectronics Corp.	701	68,432
Ceva, Inc. (a)	609	15,006
Cirrus Logic, Inc. (a)	1,687	63,161
Cohu, Inc.	1,091	22,693
Cree, Inc. (a)	2,777	107,803
Diodes, Inc. (a)	1,110	33,511
Entegris, Inc.	3,917	103,957
FormFactor, Inc. (a)	2,034	24,896
Ichor Holdings Ltd. (a)(b)	666	11,822
Impinj, Inc. (a)(b)	444	8,702
Inphi Corp. (a)	1,200	38,400
Integrated Device Technology, Inc. (a)	3,573	167,252
Kopin Corp. (a)	1,753	3,909
Lattice Semiconductor Corp. (a)	3,216	19,328
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,255	17,658
MaxLinear, Inc. Class A (a)	1,716	33,308
Nanometrics, Inc. (a)	629	20,166
NeoPhotonics Corp. (a)	972	7,776
NVE Corp.	132	11,180
PDF Solutions, Inc. (a)	769	6,152
Photronics, Inc. (a)	1,872	18,233
Power Integrations, Inc.	788	44,380
Rambus, Inc. (a)	2,928	25,503
Rudolph Technologies, Inc. (a)	874	18,170
Semtech Corp. (a)	1,795	80,667
Silicon Laboratories, Inc. (a)	1,183	96,450
SMART Global Holdings, Inc. (a)(b)	277	7,759
SunPower Corp. (a)(b)	1,689	10,151
Synaptics, Inc. (a)	975	36,602
Ultra Clean Holdings, Inc. (a)	1,053	11,078
Veeco Instruments, Inc. (a)	1,324	12,591
Xperi Corp.	1,358	17,654
		1,383,126
Software - 4.6%
8x8, Inc. (a)	2,543	43,714
A10 Networks, Inc. (a)	1,394	8,099
ACI Worldwide, Inc. (a)	3,162	79,335
Agilysys, Inc. (a)	424	6,898
Alarm.com Holdings, Inc. (a)(b)	849	37,764
Altair Engineering, Inc. Class A (a)	835	31,847
Alteryx, Inc. Class A (a)(b)	806	42,710
Amber Road, Inc. (a)	641	5,705
American Software, Inc. Class A	785	9,035
AppFolio, Inc. (a)	417	23,811
Apptio, Inc. Class A (a)	947	24,527
Asure Software, Inc. (a)	348	3,877
Avalara, Inc. (b)	239	8,011
Avaya Holdings Corp. (a)	2,883	47,339
Benefitfocus, Inc. (a)	619	21,993
Blackbaud, Inc.	1,331	95,459
Bottomline Technologies, Inc. (a)	1,110	73,970
Box, Inc. Class A (a)	3,400	61,200
Cardlytics, Inc. (a)	170	3,597
ChannelAdvisor Corp. (a)	719	8,326
Cloudera, Inc. (a)	2,856	39,299
CommVault Systems, Inc. (a)	1,083	63,052
Cornerstone OnDemand, Inc. (a)	1,501	73,924
Coupa Software, Inc. (a)	1,467	95,106
Digimarc Corp. (a)	308	7,740
Domo, Inc. Class B	219	3,554
Ebix, Inc. (b)	663	37,997
eGain Communications Corp. (a)	481	3,593
Ellie Mae, Inc. (a)(b)	943	62,502
Envestnet, Inc. (a)	1,217	63,308
Everbridge, Inc. (a)	738	37,513
Five9, Inc. (a)	1,584	62,346
Forescout Technologies, Inc. (a)	825	22,721
Fusion Connect, Inc. (a)	574	1,429
Hortonworks, Inc. (a)	1,953	34,881
HubSpot, Inc. (a)	1,003	136,057
Imperva, Inc. (a)	961	53,191
Innovate Biopharmaceuticals, Inc. (a)	504	2,122
Instructure, Inc. (a)	880	32,859
j2 Global, Inc.	1,290	93,964
LivePerson, Inc. (a)	1,602	36,205
Majesco (a)	157	1,159
MicroStrategy, Inc. Class A (a)	262	33,004
MINDBODY, Inc. (a)	1,204	38,335
Mitek Systems, Inc. (a)	885	8,115
MobileIron, Inc. (a)	1,982	9,583
Model N, Inc. (a)	703	10,798
Monotype Imaging Holdings, Inc.	1,148	20,124
New Relic, Inc. (a)	1,223	109,153
Onespan, Inc. (a)	872	12,797
Park City Group, Inc. (a)	354	3,055
Paylocity Holding Corp. (a)	798	52,500
Progress Software Corp.	1,244	39,982
PROS Holdings, Inc. (a)	856	28,180
Q2 Holdings, Inc. (a)	1,010	53,762
QAD, Inc. Class A	281	11,923
Qualys, Inc. (a)	931	66,324
Rapid7, Inc. (a)	1,005	36,421
Rimini Street, Inc. (a)	279	1,995
SailPoint Technologies Holding, Inc. (a)	1,444	37,602
SendGrid, Inc. (a)	794	28,838
SPS Commerce, Inc. (a)	465	43,287
Telaria, Inc. (a)	1,243	3,642
TeleNav, Inc. (a)	854	3,638
Tenable Holdings, Inc.	347	9,883
The Trade Desk, Inc. (a)	897	110,824
TiVo Corp.	3,335	36,685
Upland Software, Inc. (a)	434	13,688
Varonis Systems, Inc. (a)	780	47,635
Verint Systems, Inc. (a)	1,752	80,014
VirnetX Holding Corp. (a)	1,533	5,059
Workiva, Inc. (a)	783	26,692
Zix Corp. (a)	1,451	9,780
Zscaler, Inc. (a)	385	13,972
		2,609,029
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	3,013	36,397
Avid Technology, Inc. (a)	751	3,980
Cray, Inc. (a)	1,117	25,345
Diebold Nixdorf, Inc. (b)	2,098	8,182
Eastman Kodak Co. (a)	460	1,122
Electronics for Imaging, Inc. (a)	1,225	37,301
Immersion Corp. (a)	720	7,207
Stratasys Ltd. (a)(b)	1,393	26,551
U.S.A. Technologies, Inc. (a)	1,549	8,984
		155,069

TOTAL INFORMATION TECHNOLOGY		7,714,619

MATERIALS - 3.9%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	675	1,289
Advanced Emissions Solutions, Inc.	501	4,960
AdvanSix, Inc. (a)	845	23,440
AgroFresh Solutions, Inc. (a)	850	4,854
American Vanguard Corp.	810	13,041
Balchem Corp.	884	82,787
Chase Corp.	200	21,568
Ferro Corp. (a)	2,330	39,470
Flotek Industries, Inc. (a)	1,451	2,626
FutureFuel Corp.	705	11,562
H.B. Fuller Co.	1,397	62,111
Hawkins, Inc.	271	9,122
Ingevity Corp. (a)	1,169	106,473
Innophos Holdings, Inc.	540	15,822
Innospec, Inc.	667	44,636
Intrepid Potash, Inc. (a)	2,649	10,464
KMG Chemicals, Inc.	406	30,458
Koppers Holdings, Inc. (a)	574	15,355
Kraton Performance Polymers, Inc. (a)	853	23,492
Kronos Worldwide, Inc.	617	8,657
LSB Industries, Inc. (a)	586	4,454
Marrone Bio Innovations, Inc. (a)	1,454	2,181
Minerals Technologies, Inc.	974	53,327
OMNOVA Solutions, Inc. (a)	1,193	8,816
PolyOne Corp.	2,199	71,050
PQ Group Holdings, Inc. (a)	1,014	16,275
Quaker Chemical Corp.	360	64,764
Rayonier Advanced Materials, Inc.	1,401	17,344
Sensient Technologies Corp.	1,173	76,081
Stepan Co.	560	46,250
Trecora Resources (a)	569	6,145
Tredegar Corp.	718	13,355
Trinseo SA	1,181	63,632
Tronox Ltd. Class A	2,571	29,438
Valhi, Inc.	636	1,323
		1,006,622
Construction Materials - 0.1%
Forterra, Inc. (a)	535	2,413
Foundation Building Materials, Inc. (a)	400	3,812
Summit Materials, Inc.	3,095	41,783
U.S. Concrete, Inc. (a)(b)	442	14,427
United States Lime & Minerals, Inc.	55	4,126
		66,561
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	701	33,157
Class B	159	8,166
Myers Industries, Inc.	973	15,432
UFP Technologies, Inc. (a)	180	6,214
		62,969
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	8,687	32,142
Allegheny Technologies, Inc. (a)	3,460	89,579
Atkore International Group, Inc. (a)	1,073	20,666
Carpenter Technology Corp.	1,285	56,039
Century Aluminum Co. (a)	1,385	10,997
Cleveland-Cliffs, Inc. (b)	8,210	88,340
Coeur d'Alene Mines Corp. (a)	5,111	24,431
Commercial Metals Co.	3,210	61,183
Compass Minerals International, Inc.	940	45,599
Gold Resource Corp.	1,448	6,270
Haynes International, Inc.	346	10,020
Hecla Mining Co.	12,522	30,053
Kaiser Aluminum Corp.	450	42,917
Materion Corp.	554	31,484
Olympic Steel, Inc.	256	4,828
Ryerson Holding Corp. (a)	433	3,975
Schnitzer Steel Industries, Inc. Class A	724	19,476
SunCoke Energy, Inc.	1,793	20,082
Synalloy Corp.	229	4,234
Tahoe Resources, Inc. (a)	8,545	20,252
TimkenSteel Corp. (a)	1,108	12,886
Universal Stainless & Alloy Products, Inc. (a)	228	4,478
Warrior Metropolitan Coal, Inc.	1,190	33,320
Worthington Industries, Inc.	1,155	48,371
		721,622
Paper & Forest Products - 0.6%
Boise Cascade Co.	1,070	32,945
Clearwater Paper Corp. (a)	447	10,791
Kapstone Paper & Packaging Corp.	2,426	84,910
Louisiana-Pacific Corp.	3,959	86,187
Neenah, Inc.	459	36,931
P.H. Glatfelter Co.	1,204	21,552
Schweitzer-Mauduit International, Inc.	849	27,100
Verso Corp. (a)	953	26,789
		327,205

TOTAL MATERIALS		2,184,979

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	2,227	62,000
Agree Realty Corp.	834	47,763
Alexander & Baldwin, Inc.	1,881	36,755
Alexanders, Inc.	59	18,586
American Assets Trust, Inc.	1,063	40,777
Americold Realty Trust	2,387	59,078
Armada Hoffler Properties, Inc.	1,366	20,463
Ashford Hospitality Trust, Inc.	2,363	12,169
Bluerock Residential Growth (REIT), Inc.	666	6,307
Braemar Hotels & Resorts, Inc.	827	8,799
BRT Realty Trust	240	2,791
CareTrust (REIT), Inc.	2,217	39,152
CatchMark Timber Trust, Inc.	1,342	11,877
CBL & Associates Properties, Inc. (b)	4,688	15,470
Cedar Realty Trust, Inc.	2,494	9,402
Chatham Lodging Trust	1,248	24,336
Chesapeake Lodging Trust	1,639	48,170
City Office REIT, Inc.	1,004	11,064
Clipper Realty, Inc.	404	5,430
Community Healthcare Trust, Inc.	485	14,414
CorEnergy Infrastructure Trust, Inc.	325	11,742
CorePoint Lodging, Inc.	1,140	18,662
Corrections Corp. of America	3,279	73,646
Cousins Properties, Inc.	11,573	96,172
DiamondRock Hospitality Co.	5,714	59,711
Easterly Government Properties, Inc.	1,672	30,380
EastGroup Properties, Inc.	971	93,012
Farmland Partners, Inc. (b)	867	5,939
First Industrial Realty Trust, Inc.	3,436	105,485
Four Corners Property Trust, Inc.	1,874	48,874
Franklin Street Properties Corp.	2,872	19,989
Front Yard Residential Corp. Class B	1,370	12,700
Getty Realty Corp.	915	24,549
Gladstone Commercial Corp.	766	14,546
Gladstone Land Corp.	362	4,529
Global Medical REIT, Inc.	570	5,221
Global Net Lease, Inc.	1,976	40,014
Government Properties Income Trust	2,718	24,000
Healthcare Realty Trust, Inc.	3,421	95,309
Hersha Hospitality Trust	992	17,420
Independence Realty Trust, Inc.	2,426	24,042
Industrial Logistics Properties Trust	560	12,090
InfraReit, Inc.	1,221	25,665
Investors Real Estate Trust	3,347	18,174
iStar Financial, Inc.	1,803	18,932
Jernigan Capital, Inc.	495	9,687
Kite Realty Group Trust	2,283	36,163
LaSalle Hotel Properties (SBI)	3,054	100,813
Lexington Corporate Properties Trust	5,925	46,037
LTC Properties, Inc.	1,083	46,320
Mack-Cali Realty Corp.	2,502	50,791
MedEquities Realty Trust, Inc.	782	6,467
Monmouth Real Estate Investment Corp. Class A	2,139	31,999
National Health Investors, Inc.	1,129	82,936
National Storage Affiliates Trust	1,563	41,623
New Senior Investment Group, Inc.	2,043	11,686
NexPoint Residential Trust, Inc.	459	16,359
NorthStar Realty Europe Corp.	1,240	16,641
One Liberty Properties, Inc.	424	10,994
Pebblebrook Hotel Trust (b)	1,881	63,409
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,906	17,059
Physicians Realty Trust	5,046	83,663
Piedmont Office Realty Trust, Inc. Class A	3,539	63,773
Potlatch Corp.	1,701	61,661
Preferred Apartment Communities, Inc. Class A	1,112	18,737
PS Business Parks, Inc.	551	71,961
QTS Realty Trust, Inc. Class A	1,403	53,763
Ramco-Gershenson Properties Trust (SBI)	2,216	29,428
Retail Opportunity Investments Corp.	3,068	53,966
Rexford Industrial Realty, Inc.	2,505	79,333
RLJ Lodging Trust	4,794	93,195
Ryman Hospitality Properties, Inc.	1,233	95,668
Sabra Health Care REIT, Inc.	4,905	106,193
Safety Income and Growth, Inc.	222	3,992
Saul Centers, Inc.	331	15,809
Select Income REIT	2,446	46,254
Seritage Growth Properties (b)	904	34,370
Spirit MTA REIT	1,214	13,002
Stag Industrial, Inc.	2,921	77,290
Summit Hotel Properties, Inc.	2,852	32,855
Sunstone Hotel Investors, Inc.	6,289	91,002
Tanger Factory Outlet Centers, Inc.	2,531	56,340
Terreno Realty Corp.	1,582	59,214
The GEO Group, Inc.	3,316	73,317
TIER REIT, Inc.	1,394	30,208
UMH Properties, Inc.	934	13,384
Universal Health Realty Income Trust (SBI)	354	22,691
Urban Edge Properties	3,022	61,921
Urstadt Biddle Properties, Inc. Class A	819	16,306
Washington Prime Group, Inc.	5,141	32,902
Washington REIT (SBI)	2,176	60,645
Whitestone REIT Class B	1,081	14,550
Xenia Hotels & Resorts, Inc.	3,108	63,869
		3,615,852
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	275	6,938
American Realty Investments, Inc. (a)	51	774
Boston Omaha Corp. (a)	139	3,848
Colony NorthStar Credit Real Estate, Inc.	2,319	49,487
Consolidated-Tomoka Land Co.	105	6,082
Cushman & Wakefield PLC	1,249	20,309
Forestar Group, Inc. (a)	287	5,166
FRP Holdings, Inc. (a)	193	9,355
Griffin Industrial Realty, Inc.	27	948
HFF, Inc.	1,039	38,183
Kennedy-Wilson Holdings, Inc.	3,445	65,386
Marcus & Millichap, Inc. (a)	536	18,610
Maui Land & Pineapple, Inc. (a)	192	2,164
Newmark Group, Inc.	625	6,088
RE/MAX Holdings, Inc.	494	18,471
Redfin Corp. (a)(b)	2,188	33,805
Stratus Properties, Inc. (a)	161	4,645
Tejon Ranch Co. (a)	588	11,172
The St. Joe Co. (a)	963	14,628
Transcontinental Realty Investors, Inc. (a)	43	1,466
Trinity Place Holdings, Inc. (a)	464	2,478
		320,003

TOTAL REAL ESTATE		3,935,855

UTILITIES - 3.4%
Electric Utilities - 1.1%
Allete, Inc.	1,420	105,080
El Paso Electric Co.	1,117	63,725
IDACORP, Inc.	1,390	129,631
MGE Energy, Inc.	965	60,293
Otter Tail Corp.	1,083	48,811
PNM Resources, Inc.	2,197	84,387
Portland General Electric Co.	2,467	111,212
Spark Energy, Inc. Class A,	327	2,439
		605,578
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	436	34,640
New Jersey Resources Corp.	2,402	108,330
Northwest Natural Holding Co.	790	51,184
ONE Gas, Inc.	1,437	113,394
RGC Resources, Inc.	199	5,648
South Jersey Industries, Inc.	2,368	69,951
Southwest Gas Holdings, Inc.	1,352	104,469
Spire, Inc.	1,358	98,564
		586,180
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	2,942	6,257
NRG Yield, Inc.:
Class A	962	18,682
Class C	1,915	37,553
Ormat Technologies, Inc.	1,099	56,236
Pattern Energy Group, Inc.	2,234	40,033
Terraform Power, Inc.	2,010	22,653
		181,414
Multi-Utilities - 0.5%
Avista Corp.	1,809	93,019
Black Hills Corp.	1,477	87,882
NorthWestern Energy Corp.	1,394	81,911
Unitil Corp.	401	19,052
		281,864
Water Utilities - 0.4%
American States Water Co.	1,007	61,649
AquaVenture Holdings Ltd. (a)	298	4,992
Artesian Resources Corp. Class A	217	7,940
Cadiz, Inc. (a)(b)	629	6,994
California Water Service Group	1,324	55,608
Connecticut Water Service, Inc.	331	22,879
Consolidated Water Co., Inc.	397	4,883
Global Water Resources, Inc.	305	3,398
Middlesex Water Co.	442	19,890
Pure Cycle Corp. (a)	466	4,702
Select Energy Services, Inc. Class A (a)	1,238	11,835
SJW Corp.	474	28,786
York Water Co.	359	11,179
		244,735

TOTAL UTILITIES		1,899,771

TOTAL COMMON STOCKS
(Cost $57,377,788)		55,486,215
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (d)
(Cost $49,981)	50,000	49,980
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.23% (e)	379,197	$379,273
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	3,522,622	3,522,974
TOTAL MONEY MARKET FUNDS
(Cost $3,902,247)		3,902,247
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $61,330,016)		59,438,442
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(3,525,646)
NET ASSETS - 100%		$55,912,796

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	Dec. 2018	$453,570	$(29,979)	$(29,979)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,984.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,993
Fidelity Securities Lending Cash Central Fund	23,667
Total	$26,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,671,792	$1,671,792	$--	$--
Consumer Discretionary	6,959,404	6,959,404	--	--
Consumer Staples	1,597,943	1,597,943	--	--
Energy	2,435,768	2,435,768	--	--
Financials	9,980,388	9,980,388	--	--
Health Care	8,796,312	8,796,312	--	--
Industrials	8,309,384	8,309,384	--	--
Information Technology	7,714,619	7,714,619	--	--
Materials	2,184,979	2,183,690	--	1,289
Real Estate	3,935,855	3,935,855	--	--
Utilities	1,899,771	1,899,771	--	--
U.S. Government and Government Agency Obligations	49,980	--	49,980	--
Money Market Funds	3,902,247	3,902,247	--	--
Total Investments in Securities:	$59,438,442	$59,387,173	$49,980	$1,289
Derivative Instruments:
Liabilities
Futures Contracts	$(29,979)	$(29,979)	$--	$--
Total Liabilities	$(29,979)	$(29,979)	$--	$--
Total Derivative Instruments:	$(29,979)	$(29,979)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(29,979)
Total Equity Risk	0	(29,979)
Total Value of Derivatives	$0	$(29,979)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,441,531) — See accompanying schedule: Unaffiliated issuers (cost $57,427,769)	$55,536,195
Fidelity Central Funds (cost $3,902,247)	3,902,247
Total Investment in Securities (cost $61,330,016)		$59,438,442
Receivable for fund shares sold		102,664
Dividends receivable		23,662
Distributions receivable from Fidelity Central Funds		4,653
Total assets		59,569,421
Liabilities
Payable for fund shares redeemed	$133,583
Payable for daily variation margin on futures contracts	30
Collateral on securities loaned	3,523,012
Total liabilities		3,656,625
Net Assets		$55,912,796
Net Assets consist of:
Paid in capital		$57,090,475
Total distributable earnings (loss)		(1,177,679)
Net Assets, for 4,965,698 shares outstanding		$55,912,796
Net Asset Value, offering price and redemption price per share ($55,912,796 ÷ 4,965,698 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Dividends		$312,130
Non-Cash dividends		31,227
Interest		496
Income from Fidelity Central Funds (including $23,667 from security lending)		26,660
Total income		370,513
Expenses
Independent trustees' fees and expenses	$111
Commitment fees	64
Total expenses before reductions	175
Expense reductions	(13)
Total expenses after reductions		162
Net investment income (loss)		370,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	457,847
Fidelity Central Funds	(22)
Foreign currency transactions	141
Futures contracts	21,046
Total net realized gain (loss)		479,012
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,052,325)
Futures contracts	(28,429)
Total change in net unrealized appreciation (depreciation)		(2,080,754)
Net gain (loss)		(1,601,742)
Net increase (decrease) in net assets resulting from operations		$(1,231,391)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$370,351	$55,209
Net realized gain (loss)	479,012	(48,015)
Change in net unrealized appreciation (depreciation)	(2,080,754)	141,648
Net increase (decrease) in net assets resulting from operations	(1,231,391)	148,842
Distributions to shareholders	(66,059)	–
Distributions to shareholders from net investment income	–	(29,084)
Distributions to shareholders from net realized gain	–	(12,396)
Total distributions	(66,059)	(41,480)
Share transactions
Proceeds from sales of shares	20,863,599	53,132,467
Reinvestment of distributions	7,508	41,480
Cost of shares redeemed	(14,587,170)	(2,973,872)
Net increase (decrease) in net assets resulting from share transactions	6,283,937	50,200,075
Total increase (decrease) in net assets	4,986,487	50,307,437
Net Assets
Beginning of period	50,926,309	618,872
End of period	$55,912,796	$50,926,309
Other Information
Undistributed net investment income end of period		$24,674
Shares
Sold	1,696,334	4,654,904
Issued in reinvestment of distributions	606	3,697
Redeemed	(1,188,445)	(261,398)
Net increase (decrease)	508,495	4,397,203

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11	.02
Net realized and unrealized gain (loss)	(.23)	1.10	.29
Total from investment operations	(.15)	1.21	.31
Distributions from net investment income	(.01)	(.06)	–
Distributions from net realized gain	(.01)	(.03)	–
Total distributions	(.02)	(.09)	–
Net asset value, end of period	$11.26	$11.43	$10.31
Total ReturnC,D	(1.37)%	11.72%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	1.32%H	.97%	1.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$55,913	$50,926	$619
Portfolio turnover rateI	39%H	34%J	2%K

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,363,889
Gross unrealized depreciation	(6,530,940)
Net unrealized appreciation (depreciation)	$(2,167,051)
Tax cost	$61,575,514

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,732,200 and $10,065,260, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $23,567,263 in exchange for 2,052,897 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,649. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $56 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	- %-C	$1,000.00	$986.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

At its July 2018 meeting, the Board approved amended and restated sub-advisory agreements for the fund (effective August 1, 2018) that lowered the sub-advisory fee rates that FMR pays to the sub-advisers.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ZAP-SANN-1218
1.9881630.101

Fidelity® Series Large Cap Growth Index Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	8.4
Microsoft Corp.	6.0
Amazon.com, Inc.	5.1
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.5
UnitedHealth Group, Inc.	2.0
Visa, Inc. Class A	2.0
Home Depot, Inc.	1.6
The Boeing Co.	1.5
34.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	32.6
Consumer Discretionary	14.7
Health Care	13.6
Communication Services	11.9
Industrials	11.6
Consumer Staples	6.0
Financials	4.8
Real Estate	2.2
Materials	1.3
Energy	0.9

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks	99.6%
Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 2.3%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	74	$2,211
Entertainment - 2.7%
Activision Blizzard, Inc.	333	22,994
Electronic Arts, Inc. (a)	133	12,100
Lions Gate Entertainment Corp.:
Class A	3	57
Class B	3	53
Live Nation Entertainment, Inc. (a)	56	2,929
Netflix, Inc. (a)	183	55,226
Take-Two Interactive Software, Inc. (a)	30	3,866
The Madison Square Garden Co. (a)	1	277
The Walt Disney Co.	469	53,855
		151,357
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	129	140,685
Class C (a)	134	144,287
Facebook, Inc. Class A (a)	1,044	158,469
IAC/InterActiveCorp (a)	33	6,487
Match Group, Inc. (a)	25	1,293
TripAdvisor, Inc. (a)	48	2,503
Twitter, Inc. (a)	323	11,224
Zillow Group, Inc.:
Class A (a)	25	1,009
Class C (a)	31	1,248
		467,205
Media - 0.7%
AMC Networks, Inc. Class A (a)	18	1,054
Cable One, Inc.	2	1,791
CBS Corp. Class B	145	8,316
Charter Communications, Inc. Class A (a)	55	17,620
Interpublic Group of Companies, Inc.	14	324
Omnicom Group, Inc.	63	4,682
Sirius XM Holdings, Inc.	523	3,148
		36,935
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	92	6,307

TOTAL COMMUNICATION SERVICES		664,015

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Aptiv PLC	102	7,834
Gentex Corp.	75	1,579
Lear Corp.	4	532
Visteon Corp. (a)	7	553
		10,498
Automobiles - 0.4%
Tesla, Inc. (a)	59	19,902
Thor Industries, Inc.	18	1,254
		21,156
Distributors - 0.1%
LKQ Corp. (a)	19	518
Pool Corp.	18	2,624
		3,142
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	23	2,643
Frontdoor, Inc. (a)	28	953
Grand Canyon Education, Inc. (a)	22	2,743
H&R Block, Inc.	14	372
Service Corp. International	31	1,286
ServiceMaster Global Holdings, Inc. (a)	57	2,444
		10,441
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	11	5,064
Choice Hotels International, Inc.	20	1,468
Darden Restaurants, Inc.	28	2,983
Domino's Pizza, Inc.	18	4,838
Dunkin' Brands Group, Inc.	38	2,757
Extended Stay America, Inc. unit	42	684
Hilton Grand Vacations, Inc. (a)	36	967
Hilton Worldwide Holdings, Inc.	117	8,327
International Game Technology PLC	3	56
Las Vegas Sands Corp.	94	4,797
Marriott International, Inc. Class A	125	14,611
McDonald's Corp.	68	12,029
MGM Mirage, Inc.	17	454
Six Flags Entertainment Corp.	30	1,616
Starbucks Corp.	579	33,738
U.S. Foods Holding Corp. (a)	5	146
Vail Resorts, Inc.	17	4,272
Wendy's Co.	82	1,414
Wyndham Destinations, Inc.	40	1,435
Wyndham Hotels & Resorts, Inc.	42	2,070
Wynn Resorts Ltd.	44	4,426
Yum China Holdings, Inc.	11	397
Yum! Brands, Inc.	40	3,616
		112,165
Household Durables - 0.2%
D.R. Horton, Inc.	82	2,949
Lennar Corp.:
Class A	63	2,708
Class B	3	107
NVR, Inc. (a)	2	4,478
PulteGroup, Inc.	31	762
Tempur Sealy International, Inc. (a)	19	878
Toll Brothers, Inc.	26	875
		12,757
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	178	284,446
eBay, Inc. (a)	106	3,077
Expedia, Inc.	55	6,899
GrubHub, Inc. (a)	41	3,802
The Booking Holdings, Inc. (a)	21	39,366
Wayfair LLC Class A (a)	25	2,757
		340,347
Leisure Products - 0.1%
Brunswick Corp.	3	156
Hasbro, Inc.	37	3,393
Mattel, Inc. (a)	28	380
Polaris Industries, Inc.	24	2,136
		6,065
Multiline Retail - 0.3%
Dollar General Corp.	118	13,143
Dollar Tree, Inc. (a)	19	1,602
Nordstrom, Inc.	48	3,157
		17,902
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	9	1,438
AutoZone, Inc. (a)	10	7,335
Best Buy Co., Inc.	25	1,754
Burlington Stores, Inc. (a)	30	5,145
CarMax, Inc. (a)	48	3,260
Floor & Decor Holdings, Inc. Class A (a)	20	512
Gap, Inc.	11	300
Home Depot, Inc.	507	89,171
L Brands, Inc.	27	875
Lowe's Companies, Inc.	355	33,803
Michaels Companies, Inc. (a)	15	238
O'Reilly Automotive, Inc. (a)	34	10,906
Ross Stores, Inc.	161	15,939
Tiffany & Co., Inc.	9	1,002
TJX Companies, Inc.	279	30,657
Tractor Supply Co.	52	4,778
Ulta Beauty, Inc. (a)	24	6,588
Urban Outfitters, Inc. (a)	33	1,302
Williams-Sonoma, Inc.	7	416
		215,419
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	18	1,728
Columbia Sportswear Co.	5	451
Garrett Motion, Inc. (a)	20	303
Hanesbrands, Inc.	150	2,574
lululemon athletica, Inc. (a)	43	6,051
Michael Kors Holdings Ltd. (a)	31	1,718
NIKE, Inc. Class B	554	41,572
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23	657
Tapestry, Inc.	21	889
Under Armour, Inc.:
Class A (sub. vtg.) (a)	64	1,415
Class C (non-vtg.) (a)	61	1,210
VF Corp.	106	8,785
		67,353

TOTAL CONSUMER DISCRETIONARY		817,245

CONSUMER STAPLES - 6.0%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	21	974
Class B (non-vtg.)	122	5,653
Constellation Brands, Inc. Class A (sub. vtg.)	71	14,145
Keurig Dr. Pepper, Inc.	87	2,262
Monster Beverage Corp. (a)	173	9,143
PepsiCo, Inc.	553	62,146
The Coca-Cola Co.	1,308	62,627
		156,950
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	192	43,897
Sprouts Farmers Market LLC (a)	53	1,425
Sysco Corp.	207	14,765
Welbilt, Inc. (a)	56	1,048
		61,135
Food Products - 0.2%
Campbell Soup Co.	55	2,058
General Mills, Inc.	17	745
Kellogg Co.	51	3,339
McCormick & Co., Inc. (non-vtg.)	3	432
Post Holdings, Inc. (a)	14	1,238
The Hershey Co.	57	6,108
		13,920
Household Products - 0.6%
Church & Dwight Co., Inc.	84	4,987
Clorox Co.	47	6,977
Colgate-Palmolive Co.	77	4,585
Energizer Holdings, Inc.	13	764
Kimberly-Clark Corp.	132	13,768
Spectrum Brands Holdings, Inc.	9	585
		31,666
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	97	13,332
Herbalife Nutrition Ltd. (a)	8	426
Nu Skin Enterprises, Inc. Class A	6	421
		14,179
Tobacco - 1.0%
Altria Group, Inc.	826	53,723

TOTAL CONSUMER STAPLES		331,573

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Halliburton Co.	383	13,282
RPC, Inc.	23	342
		13,624
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	75	3,990
Antero Resources Corp. (a)	56	890
Apache Corp.	9	340
Cabot Oil & Gas Corp.	145	3,513
Cheniere Energy, Inc. (a)	69	4,168
Cimarex Energy Co.	7	556
Concho Resources, Inc. (a)	10	1,391
Continental Resources, Inc. (a)	20	1,054
Diamondback Energy, Inc.	11	1,236
EOG Resources, Inc.	28	2,950
Kosmos Energy Ltd. (a)	29	188
Newfield Exploration Co. (a)	27	545
ONEOK, Inc.	77	5,051
Parsley Energy, Inc. Class A (a)	76	1,780
Pioneer Natural Resources Co.	41	6,038
		33,690

TOTAL ENERGY		47,314

FINANCIALS - 4.8%
Banks - 0.1%
Comerica, Inc.	4	326
East West Bancorp, Inc.	4	210
Pinnacle Financial Partners, Inc.	12	628
Signature Bank	14	1,539
SVB Financial Group (a)	18	4,270
Synovus Financial Corp.	3	113
Texas Capital Bancshares, Inc. (a)	12	783
Western Alliance Bancorp. (a)	28	1,351
		9,220
Capital Markets - 2.2%
Ameriprise Financial, Inc.	9	1,145
Cboe Global Markets, Inc.	46	5,191
Charles Schwab Corp.	523	24,184
CME Group, Inc.	13	2,382
E*TRADE Financial Corp.	22	1,087
Eaton Vance Corp. (non-vtg.)	55	2,478
Evercore, Inc. Class A	18	1,470
FactSet Research Systems, Inc.	17	3,804
Interactive Brokers Group, Inc.	29	1,433
IntercontinentalExchange, Inc.	126	9,707
Lazard Ltd. Class A	45	1,788
LPL Financial	38	2,341
MarketAxess Holdings, Inc.	17	3,564
Moody's Corp.	71	10,329
Morningstar, Inc.	12	1,498
MSCI, Inc.	38	5,714
Northern Trust Corp.	22	2,070
Raymond James Financial, Inc.	14	1,074
S&P Global, Inc.	109	19,873
SEI Investments Co.	60	3,207
State Street Corp.	12	825
T. Rowe Price Group, Inc.	93	9,020
TD Ameritrade Holding Corp.	118	6,103
Virtu Financial, Inc. Class A	14	332
		120,619
Consumer Finance - 0.6%
American Express Co.	213	21,881
Capital One Financial Corp.	14	1,250
Credit Acceptance Corp. (a)	5	2,122
Discover Financial Services	76	5,295
OneMain Holdings, Inc. (a)	7	200
Santander Consumer U.S.A. Holdings, Inc.	5	94
Synchrony Financial	108	3,119
		33,961
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	114	23,402
Linde PLC	151	24,986
Voya Financial, Inc.	4	175
		48,563
Insurance - 1.0%
Alleghany Corp.	1	601
American International Group, Inc.	57	2,354
Aon PLC	110	17,180
Arch Capital Group Ltd. (a)	23	653
Axis Capital Holdings Ltd.	5	279
Brown & Brown, Inc.	24	676
Erie Indemnity Co. Class A	13	1,686
Everest Re Group Ltd.	7	1,525
Markel Corp. (a)	1	1,093
Marsh & McLennan Companies, Inc.	99	8,390
Progressive Corp.	262	18,261
RenaissanceRe Holdings Ltd.	2	244
The Travelers Companies, Inc.	29	3,629
		56,571

TOTAL FINANCIALS		268,934

HEALTH CARE - 13.6%
Biotechnology - 4.7%
AbbVie, Inc.	684	53,249
Agios Pharmaceuticals, Inc. (a)	19	1,198
Alexion Pharmaceuticals, Inc. (a)	76	8,517
Alkermes PLC (a)	63	2,572
Alnylam Pharmaceuticals, Inc. (a)	33	2,654
Amgen, Inc.	269	51,861
Biogen, Inc. (a)	86	26,167
BioMarin Pharmaceutical, Inc. (a)	75	6,913
bluebird bio, Inc. (a)	16	1,835
Celgene Corp. (a)	312	22,339
Exact Sciences Corp. (a)	52	3,695
Exelixis, Inc. (a)	126	1,748
Gilead Sciences, Inc.	420	28,636
Incyte Corp. (a)	74	4,797
Ionis Pharmaceuticals, Inc. (a)	53	2,626
Neurocrine Biosciences, Inc. (a)	37	3,965
Regeneron Pharmaceuticals, Inc. (a)	35	11,873
Sage Therapeutics, Inc. (a)	19	2,445
Sarepta Therapeutics, Inc. (a)	27	3,612
Seattle Genetics, Inc. (a)	45	2,526
TESARO, Inc. (a)	14	404
Vertex Pharmaceuticals, Inc. (a)	111	18,810
		262,442
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	19	6,483
Align Technology, Inc. (a)	34	7,521
Baxter International, Inc.	21	1,313
Becton, Dickinson & Co.	11	2,536
Boston Scientific Corp. (a)	456	16,480
Cantel Medical Corp.	14	1,108
DexCom, Inc. (a)	37	4,912
Edwards Lifesciences Corp. (a)	96	14,170
Hill-Rom Holdings, Inc.	16	1,345
ICU Medical, Inc. (a)	7	1,783
IDEXX Laboratories, Inc. (a)	39	8,273
Insulet Corp. (a)	24	2,117
Integra LifeSciences Holdings Corp. (a)	23	1,232
Intuitive Surgical, Inc. (a)	49	25,538
Masimo Corp. (a)	20	2,312
Penumbra, Inc. (a)	13	1,768
ResMed, Inc.	60	6,355
Stryker Corp.	152	24,657
Teleflex, Inc.	3	722
The Cooper Companies, Inc.	3	775
Varian Medical Systems, Inc. (a)	44	5,252
West Pharmaceutical Services, Inc.	7	741
		137,393
Health Care Providers & Services - 3.5%
Aetna, Inc.	55	10,912
AmerisourceBergen Corp.	67	5,896
Centene Corp. (a)	78	10,165
Chemed Corp.	7	2,130
Cigna Corp.	40	8,552
DaVita HealthCare Partners, Inc. (a)	28	1,886
Express Scripts Holding Co. (a)	20	1,939
HCA Holdings, Inc.	86	11,484
HealthSouth Corp.	43	2,894
Henry Schein, Inc. (a)	10	830
Humana, Inc.	56	17,943
Laboratory Corp. of America Holdings (a)	2	321
McKesson Corp.	11	1,372
Molina Healthcare, Inc. (a)	23	2,916
Premier, Inc. (a)	10	450
UnitedHealth Group, Inc.	419	109,506
Wellcare Health Plans, Inc. (a)	20	5,520
		194,716
Health Care Technology - 0.2%
athenahealth, Inc. (a)	17	2,168
Cerner Corp. (a)	60	3,437
Veeva Systems, Inc. Class A (a)	52	4,750
		10,355
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	18	3,019
Bruker Corp.	23	721
Charles River Laboratories International, Inc. (a)	17	2,071
Illumina, Inc. (a)	64	19,914
Mettler-Toledo International, Inc. (a)	11	6,015
PRA Health Sciences, Inc. (a)	26	2,519
Thermo Fisher Scientific, Inc.	12	2,804
Waters Corp. (a)	32	6,070
		43,133
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	388	19,610
Catalent, Inc. (a)	12	484
Eli Lilly & Co.	255	27,652
Jazz Pharmaceuticals PLC (a)	22	3,494
Johnson & Johnson	211	29,538
Merck & Co., Inc.	80	5,889
Nektar Therapeutics (a)	66	2,553
Zoetis, Inc. Class A	210	18,932
		108,152

TOTAL HEALTH CARE		756,191

INDUSTRIALS - 11.6%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	48	2,806
Curtiss-Wright Corp.	3	328
General Dynamics Corp.	53	9,147
Harris Corp.	51	7,584
HEICO Corp.	14	1,174
HEICO Corp. Class A	39	2,600
Hexcel Corp.	13	761
Huntington Ingalls Industries, Inc.	16	3,496
Lockheed Martin Corp.	98	28,797
Northrop Grumman Corp.	70	18,337
Raytheon Co.	125	21,880
Rockwell Collins, Inc.	13	1,664
Spirit AeroSystems Holdings, Inc. Class A	48	4,032
Textron, Inc.	22	1,180
The Boeing Co.	237	84,102
TransDigm Group, Inc. (a)	21	6,935
		194,823
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	61	5,431
Expeditors International of Washington, Inc.	79	5,307
FedEx Corp.	107	23,576
United Parcel Service, Inc. Class B	307	32,708
XPO Logistics, Inc. (a)	51	4,558
		71,580
Airlines - 0.2%
Delta Air Lines, Inc.	69	3,776
Southwest Airlines Co.	160	7,856
		11,632
Building Products - 0.3%
A.O. Smith Corp.	65	2,959
Allegion PLC	36	3,086
Armstrong World Industries, Inc. (a)	25	1,544
Fortune Brands Home & Security, Inc.	25	1,121
Lennox International, Inc.	17	3,585
Masco Corp.	96	2,880
Resideo Technologies, Inc. (a)	33	695
		15,870
Commercial Services & Supplies - 0.6%
Cintas Corp.	40	7,275
Copart, Inc. (a)	84	4,108
KAR Auction Services, Inc.	57	3,246
Republic Services, Inc.	5	363
Rollins, Inc.	40	2,368
Waste Management, Inc.	159	14,226
		31,586
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	16	499
Electrical Equipment - 0.6%
AMETEK, Inc.	16	1,073
Emerson Electric Co.	194	13,169
Fortive Corp.	121	8,984
Hubbell, Inc. Class B	14	1,424
Rockwell Automation, Inc.	53	8,731
Sensata Technologies, Inc. PLC (a)	42	1,970
		35,351
Industrial Conglomerates - 1.2%
3M Co.	207	39,384
Honeywell International, Inc.	200	28,964
Roper Technologies, Inc.	7	1,980
		70,328
Machinery - 1.9%
Allison Transmission Holdings, Inc.	52	2,292
Caterpillar, Inc.	231	28,025
Cummins, Inc.	26	3,554
Deere & Co.	141	19,097
Donaldson Co., Inc.	66	3,384
Gardner Denver Holdings, Inc. (a)	13	352
Graco, Inc.	83	3,372
IDEX Corp.	34	4,312
Illinois Tool Works, Inc.	148	18,880
Ingersoll-Rand PLC	56	5,373
Lincoln Electric Holdings, Inc.	30	2,427
Middleby Corp. (a)	14	1,572
Nordson Corp.	25	3,067
Parker Hannifin Corp.	9	1,365
Toro Co.	51	2,873
WABCO Holdings, Inc. (a)	22	2,364
Wabtec Corp.	15	1,230
Xylem, Inc.	43	2,820
		106,359
Professional Services - 0.4%
CoStar Group, Inc. (a)	15	5,421
Dun & Bradstreet Corp.	6	854
Equifax, Inc.	12	1,217
Robert Half International, Inc.	53	3,208
TransUnion Holding Co., Inc.	78	5,129
Verisk Analytics, Inc. (a)	70	8,389
		24,218
Road & Rail - 1.2%
CSX Corp.	163	11,224
Genesee & Wyoming, Inc. Class A (a)	5	396
J.B. Hunt Transport Services, Inc.	38	4,203
Landstar System, Inc.	21	2,102
Old Dominion Freight Lines, Inc.	28	3,652
Schneider National, Inc. Class B	3	66
Union Pacific Corp.	301	44,012
		65,655
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	3	114
Fastenal Co.	133	6,838
HD Supply Holdings, Inc. (a)	30	1,127
MSC Industrial Direct Co., Inc. Class A	9	730
United Rentals, Inc. (a)	34	4,082
Univar, Inc. (a)	6	148
W.W. Grainger, Inc.	20	5,679
Watsco, Inc.	11	1,630
		20,348

TOTAL INDUSTRIALS		648,249

INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	25	5,759
F5 Networks, Inc. (a)	27	4,733
Motorola Solutions, Inc.	7	858
Palo Alto Networks, Inc. (a)	40	7,322
Ubiquiti Networks, Inc.	7	652
		19,324
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	127	11,367
CDW Corp.	61	5,491
Cognex Corp.	69	2,956
Coherent, Inc. (a)	8	985
Dell Technologies, Inc. (a)	8	723
FLIR Systems, Inc.	4	185
IPG Photonics Corp. (a)	15	2,003
Littelfuse, Inc.	8	1,449
National Instruments Corp.	33	1,616
Zebra Technologies Corp. Class A (a)	22	3,659
		30,434
IT Services - 8.5%
Accenture PLC Class A	284	44,764
Akamai Technologies, Inc. (a)	73	5,274
Alliance Data Systems Corp.	20	4,124
Automatic Data Processing, Inc.	192	27,663
Booz Allen Hamilton Holding Corp. Class A	60	2,972
Broadridge Financial Solutions, Inc.	51	5,964
Cognizant Technology Solutions Corp. Class A	229	15,808
CoreLogic, Inc. (a)	21	853
EPAM Systems, Inc. (a)	22	2,628
Euronet Worldwide, Inc. (a)	9	1,001
Fidelity National Information Services, Inc.	10	1,041
First Data Corp. Class A (a)	233	4,366
Fiserv, Inc. (a)	182	14,433
FleetCor Technologies, Inc. (a)	38	7,601
Gartner, Inc. (a)	38	5,606
Genpact Ltd.	24	658
Global Payments, Inc.	66	7,539
GoDaddy, Inc. (a)	79	5,780
IBM Corp.	288	33,244
Jack Henry & Associates, Inc.	36	5,394
MasterCard, Inc. Class A	403	79,661
Okta, Inc. (a)	39	2,276
Paychex, Inc.	139	9,103
PayPal Holdings, Inc. (a)	525	44,200
Sabre Corp.	86	2,120
Square, Inc. (a)	124	9,108
Switch, Inc. Class A	13	115
Teradata Corp. (a)	39	1,420
The Western Union Co.	47	848
Total System Services, Inc.	76	6,927
Twilio, Inc. Class A (a)	33	2,482
VeriSign, Inc. (a)	52	7,412
Visa, Inc. Class A	786	108,350
WEX, Inc. (a)	18	3,167
Worldpay, Inc. (a)	10	918
		474,820
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	393	7,157
Analog Devices, Inc.	28	2,344
Applied Materials, Inc.	457	15,026
Broadcom, Inc.	113	25,254
Cypress Semiconductor Corp.	101	1,307
KLA-Tencor Corp.	67	6,133
Lam Research Corp.	72	10,205
Marvell Technology Group Ltd.	64	1,050
Maxim Integrated Products, Inc.	116	5,802
Microchip Technology, Inc.	101	6,644
Micron Technology, Inc. (a)	394	14,862
MKS Instruments, Inc.	22	1,621
Monolithic Power Systems, Inc.	15	1,772
NVIDIA Corp.	257	54,183
NXP Semiconductors NV	9	675
ON Semiconductor Corp. (a)	185	3,145
Skyworks Solutions, Inc.	54	4,685
Teradyne, Inc.	11	379
Texas Instruments, Inc.	432	40,103
Universal Display Corp.	18	2,214
Versum Materials, Inc.	40	1,262
Xilinx, Inc.	108	9,220
		215,043
Software - 10.8%
2U, Inc. (a)	25	1,573
Adobe, Inc. (a)	218	53,576
ANSYS, Inc. (a)	37	5,533
Aspen Technology, Inc. (a)	30	2,547
Atlassian Corp. PLC (a)	41	3,112
Autodesk, Inc. (a)	83	10,728
Black Knight, Inc. (a)	64	3,121
Cadence Design Systems, Inc. (a)	124	5,527
CDK Global, Inc.	58	3,320
Ceridian HCM Holding, Inc.	9	342
Citrix Systems, Inc.	61	6,251
DocuSign, Inc.	14	587
Fair Isaac Corp. (a)	13	2,505
FireEye, Inc. (a)	56	1,035
Fortinet, Inc. (a)	62	5,095
Guidewire Software, Inc. (a)	35	3,114
Intuit, Inc.	110	23,210
LogMeIn, Inc.	17	1,464
Manhattan Associates, Inc. (a)	25	1,194
Microsoft Corp.	3,120	333,247
Nutanix, Inc. Class A (a)	49	2,034
Oracle Corp.	143	6,984
Parametric Technology Corp. (a)	51	4,203
Paycom Software, Inc. (a)	22	2,754
Pegasystems, Inc.	14	749
Proofpoint, Inc. (a)	23	2,092
RealPage, Inc. (a)	30	1,590
Red Hat, Inc. (a)	80	13,731
RingCentral, Inc. (a)	30	2,332
Salesforce.com, Inc. (a)	319	43,780
ServiceNow, Inc. (a)	79	14,302
Splunk, Inc. (a)	64	6,390
SS&C Technologies Holdings, Inc.	85	4,349
Synopsys, Inc. (a)	9	806
Tableau Software, Inc. (a)	29	3,094
Tyler Technologies, Inc. (a)	16	3,387
Ultimate Software Group, Inc. (a)	13	3,466
VMware, Inc. Class A (a)	32	4,524
Workday, Inc. Class A (a)	65	8,646
Zendesk, Inc. (a)	46	2,529
		598,823
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	2,121	464,195
NCR Corp. (a)	47	1,262
NetApp, Inc.	123	9,654
Pure Storage, Inc. Class A (a)	75	1,514
		476,625

TOTAL INFORMATION TECHNOLOGY		1,815,069

MATERIALS - 1.3%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	32	790
Celanese Corp. Class A	35	3,393
Ecolab, Inc.	50	7,658
FMC Corp.	22	1,718
International Flavors & Fragrances, Inc.	25	3,617
LyondellBasell Industries NV Class A	68	6,070
NewMarket Corp.	3	1,158
Platform Specialty Products Corp. (a)	41	444
PPG Industries, Inc.	6	631
RPM International, Inc.	10	612
Sherwin-Williams Co.	37	14,558
The Chemours Co. LLC	75	2,476
The Scotts Miracle-Gro Co. Class A	9	601
W.R. Grace & Co.	18	1,166
Westlake Chemical Corp.	14	998
		45,890
Construction Materials - 0.2%
Eagle Materials, Inc.	18	1,329
Martin Marietta Materials, Inc.	24	4,111
Vulcan Materials Co.	52	5,259
		10,699
Containers & Packaging - 0.2%
Avery Dennison Corp.	39	3,538
Berry Global Group, Inc. (a)	24	1,047
Crown Holdings, Inc. (a)	54	2,284
Graphic Packaging Holding Co.	19	209
International Paper Co.	22	998
Packaging Corp. of America	39	3,581
Sealed Air Corp.	38	1,230
Silgan Holdings, Inc.	15	360
		13,247
Metals & Mining - 0.1%
Royal Gold, Inc.	12	920
Southern Copper Corp.	36	1,380
Steel Dynamics, Inc.	16	634
		2,934

TOTAL MATERIALS		72,770

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	3	367
American Tower Corp.	191	29,760
Colony Capital, Inc.	88	517
CoreSite Realty Corp.	16	1,502
Crown Castle International Corp.	133	14,462
Equinix, Inc.	34	12,877
Equity Lifestyle Properties, Inc.	48	4,545
Extra Space Storage, Inc.	45	4,053
Gaming & Leisure Properties	27	910
Hudson Pacific Properties, Inc.	13	394
Lamar Advertising Co. Class A	34	2,493
Life Storage, Inc.	3	282
Omega Healthcare Investors, Inc.	6	200
Public Storage	68	13,972
SBA Communications Corp. Class A (a)	49	7,946
Simon Property Group, Inc.	124	22,756
Taubman Centers, Inc.	27	1,485
		118,521
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	57	2,297
Howard Hughes Corp. (a)	6	669
		2,966

TOTAL REAL ESTATE		121,487

TOTAL COMMON STOCKS
(Cost $5,891,789)		5,542,847
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,891,789)		5,542,847
NET OTHER ASSETS (LIABILITIES) - 0.4%		24,328
NET ASSETS - 100%		$5,567,175

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,233
Total	$1,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,891,789)		$5,542,847
Cash		5,657
Receivable for fund shares sold		24,289
Dividends receivable		2,840
Receivable from investment adviser for expense reductions		2,737
Total assets		5,578,370
Liabilities
Payable for investments purchased	$8,295
Custody fees payable	2,900
Total liabilities		11,195
Net Assets		$5,567,175
Net Assets consist of:
Paid in capital		$5,913,873
Total distributable earnings (loss)		(346,698)
Net Assets, for 589,142 shares outstanding		$5,567,175
Net Asset Value, offering price and redemption price per share ($5,567,175 ÷ 589,142 shares)		$9.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to October 31, 2018 (Unaudited)
Investment Income
Dividends		$10,423
Income from Fidelity Central Funds		1,233
Total income		11,656
Expenses
Custodian fees and expenses	$2,900
Independent trustees' fees and expenses	4
Total expenses before reductions	2,904
Expense reductions	(2,737)
Total expenses after reductions		167
Net investment income (loss)		11,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	671
Fidelity Central Funds	(500)
Futures contracts	(9,416)
Total net realized gain (loss)		(9,245)
Change in net unrealized appreciation (depreciation) on investment securities		(348,942)
Net gain (loss)		(358,187)
Net increase (decrease) in net assets resulting from operations		$(346,698)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to October 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,489
Net realized gain (loss)	(9,245)
Change in net unrealized appreciation (depreciation)	(348,942)
Net increase (decrease) in net assets resulting from operations	(346,698)
Share transactions
Proceeds from sales of shares	5,924,416
Cost of shares redeemed	(10,543)
Net increase (decrease) in net assets resulting from share transactions	5,913,873
Total increase (decrease) in net assets	5,567,175
Net Assets
Beginning of period	–
End of period	$5,567,175
Other Information
Shares
Sold	590,209
Redeemed	(1,067)
Net increase (decrease)	589,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

Six months ended (Unaudited) October 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.57)
Total from investment operations	(.55)
Net asset value, end of period	$9.45
Total ReturnC	(5.50)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25 %F
Expenses net of fee waivers, if any	.01%F
Expenses net of all reductions	.01%F
Net investment income (loss)	.98%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,567
Portfolio turnover rateG	0%H,I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,373
Gross unrealized depreciation	(401,315)
Net unrealized appreciation (depreciation)	$(348,942)
Tax cost	$5,891,789

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,919,003 and $24,610, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,737.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 17, 2018 to October 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Actual	.01%	$1,000.00	$945.00	$.02-B
Hypothetical-C		$1,000.00	$1,025.16	$.05-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the period August 17, 2018 to October 31, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Large Cap Growth Index Fund

On July 19, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed, 0.014% through June 30, 2020.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees, there is no issue of FMR sharing economies of scale with the fund to the extent assets increase.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' equity allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CGI-SANN-1218
1.9891256.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018